UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                  811-08894

                                JNL Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                    1 Corporate Way, Lansing, Michigan 48951
--------------------------------------------------------------------------------
                    (Address of principal executive offices)

                                  Susan S. Rhee
                     Jackson National Asset Management, LLC
                                 1 Corporate Way
                             Lansing, Michigan 48951
--------------------------------------------------------------------------------
                     (Name and Address of agent of service)


Registrant's telephone number, including area code:  (517) 381-5500

Date of fiscal year end:   December 31

Date of Reporting Period:  July 1, 2005 - September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

JNL Series Trust (Unaudited)
Schedule of Investments (in thousands)
September 30, 2005


JNL/AIM Large Cap Growth Fund
Common Stocks - 97.6%
Aerospace & Defense - 5.9%
  Boeing Co.                                                                                   76          $5,136
  General Dynamics Corp.                                                                       23           2,707
  Lockheed Martin Corp.                                                                       106           6,458
  Rockwell Collins Inc. (l)                                                                    70           3,387
  United Technologies Corp.                                                                    46           2,402
                                                                                                           20,090
Apparel - 0.7%
  Coach Inc. (b)                                                                               81           2,532


Beverages - 1.0%
  PepsiCo Inc.                                                                                 60           3,411


Biotechnology - 5.5%
  Amgen Inc. (b)                                                                              106           8,461
  Baxter International Inc.                                                                   105           4,186
  Genentech Inc. (b)                                                                           41           3,470
  Genzyme Corp.                                                                                36           2,579
                                                                                                           18,696
Computers - 5.6%
  Apple Computer Inc. (b)                                                                     163           8,727
  Dell Inc. (b)                                                                               155           5,289
  Hewlett-Packard Co.                                                                         182           5,314
                                                                                                           19,330
Cosmetics & Personal Care - 2.2%
  Gillette Co.                                                                                 64           3,704
  Proctor & Gamble Co.                                                                         62           3,673
                                                                                                            7,377
Diversified Financial Services - 5.1%
  Bear Stearns Cos. Inc.                                                                       25           2,700
  Goldman Sachs Group Inc.                                                                     32           3,939
  Lehman Brothers Holdings Inc. (l)                                                            62           7,166
  SLM Corp.                                                                                    67           3,575
                                                                                                           17,379
Healthcare - 14.4%
  Aetna Inc.                                                                                  102           8,806
  HCA Inc.                                                                                    130           6,241
  Health Net Inc. (b)                                                                          57           2,697
  Johnson & Johnson                                                                           162          10,261
  McKesson Corp.                                                                               54           2,568
  Quest Diagnostics Inc.                                                                       60           3,009
  UnitedHealth Group Inc.                                                                     220          12,370
  WellPoint Inc. (b)                                                                           47           3,595
                                                                                                           49,547
Home Builders - 2.0%
  DR Horton Inc.                                                                               99           3,582
  NVR Inc. (b) (l)                                                                              4           3,274
                                                                                                            6,856
Household Products - 0.8%
  Fortune Brands Inc.                                                                          32           2,586


Insurance - 4.8%
  Allstate Corp.                                                                               84           4,626
  Chubb Corp.                                                                                  29           2,620
  Cigna Corp.                                                                                  46           5,363
  MetLife Inc.                                                                                 78           3,862
                                                                                                           16,471
Internet - 2.5%
  Google Inc. - Class A (b)                                                                    18           5,760
  McAfee Inc. (b)                                                                              87           2,746
                                                                                                            8,506
Metal Fabrication & Hardware - 1.3%
  Precision Castparts Corp.                                                                    87           4,593


Oil & Gas Producers - 8.9%
  Apache Corp.                                                                                 41           3,100
  Chevron Corp.                                                                                91           5,898
  ConocoPhillips                                                                              115           8,021
  Devon Energy Corp.                                                                           72           4,951
  Valero Energy Corp.                                                                          74           8,400
                                                                                                           30,370
Pharmaceuticals - 11.3%
  Alcon Inc.                                                                                   88          11,264
  Allergan Inc.                                                                                37           3,399
  Barr Laboratories Inc.                                                                       48           2,636
  Caremark Rx Inc. (b)                                                                         89           4,464
  Express Scripts Inc. (b)                                                                     51           3,179
  Gilead Sciences Inc.                                                                        101           4,925
  Medco Health Solutions Inc. (b)                                                              66           3,617
  Roche Holding AG                                                                             18           2,500
  Shire Pharmaceuticals Plc - ADR                                                              72           2,679
                                                                                                           38,663
Retail - 8.5%
  Best Buy Co. Inc.                                                                            90           3,918
  Darden Restaurants Inc.                                                                      84           2,542
  Federated Department Stores Inc.                                                             45           3,009
  Home Depot Inc.                                                                              64           2,451
  JC Penney Corp. Inc.                                                                         51           2,424
  Nordstrom Inc.                                                                              184           6,310
  Staples Inc.                                                                                113           2,401
  Yum! Brands Inc.                                                                            124           6,003
                                                                                                           29,058
Semiconductors - 7.4%
  Broadcom Corp. - Class A (b)                                                                 78           3,659
  Intel Corp.                                                                                 157           3,873
  Marvell Tech Group Ltd. (b) (l)                                                              86           3,965
  National Semiconductor Corp.                                                                227           5,980
  Texas Instruments Inc.                                                                      231           7,831
                                                                                                           25,308
Software - 3.9%
  Autodesk Inc.                                                                               109           5,055
  Microsoft Corp.                                                                             177           4,553
  Oracle Corp. (b)                                                                            289           3,582
                                                                                                           13,190
Telecommunications - 0.7%
  Sprint Nextel Corp.                                                                          96           2,277


Telecommunications Equipment - 1.1%
  Cisco Systems Inc. (b)                                                                      203           3,646


Transportation - 1.6%
  Burlington Northern Santa Fe Corp.                                                           92           5,478


Wireless Telecommunications - 2.5%
  Motorola Inc.                                                                               390           8,610

  Total Common Stocks (cost $294,301)                                                                     333,975
Short Term Investments - 4.9%
Money Market Funds - 2.0%
  Dreyfus Cash Management Plus Fund, 3.64% (a)                                              6,741           6,741


Securities Lending Collateral - 2.9%
  Mellon GSL Delaware Business Trust Collateral Fund                                       10,086          10,086

  Total Short Term Investments (cost $16,827)                                                              16,827
Total Investments - 102.5% (cost $311,128)                                                                350,802

Other Assets and Liabilities, Net -  (2.5%)                                                               (8,397)

Total Net Assets - 100%                                                                                  $342,405

JNL/AIM Real Estate Fund
Common Stocks - 96.8%
Diversified Financial Services - 7.0%
  General Growth Properties Inc.                                                              108          $4,852


Lodging - 4.8%
  Hilton Hotels Corp.                                                                          69           1,531
  Marriott International Inc. - Class A                                                         3             183
  Starwood Hotels & Resorts Worldwide Inc.                                                     27           1,532
                                                                                                            3,246
Real Estate - 85.0%
  Alexandria Real Estate Equites Inc.                                                          11             926
  AMB Property Corp.                                                                           15             687
  American Campus Communities Inc.                                                             17             413
  American Financial Realty Trust                                                              31             439
  Archstone-Smith Trust                                                                        56           2,221
  Arden Realty Inc. (l)                                                                        18             741
  Ascendas Real Estate Investment Trust                                                        68              88
  Avalonbay Communities Inc.                                                                   25           2,160
  Boston Properties Inc.                                                                       42           2,999
  Brandywine Realty Trust                                                                      19             588
  Brookfield Properties Co.                                                                    32             955
  Camden Property Trust (l)                                                                    20           1,115
  CapitaCommercial Trust                                                                       52              46
  Capital & Regional Plc                                                                       18             254
  CapitaLand Ltd.                                                                              42              78
  Carramerica Realty Corp.                                                                     19             694
  Centerpoint Properties Trust                                                                 49           2,201
  Citycon Oyj                                                                                  34             144
  Colonial Properties Trust                                                                     8             334
  Cominar Real Estate Investment Trust                                                          4              67
  Derwent Valley Holdings Plc                                                                  14             316
  Developers Divers Realty Corp. (l)                                                           46           2,125
  Education Realty Trust Inc.                                                                  12             205
  Entertainment Properties Trust                                                               10             428
  Equity Inns Inc.                                                                             28             379
  Equity Residential                                                                           71           2,676
  Essex Property Trust Inc.                                                                    14           1,269
  Extra Space Storage Inc.                                                                      9             132
  Federal Realty Investors Trust                                                               19           1,164
  First Potomac Realty Trust                                                                    2              59
  GMH Communities Trust                                                                        10             142
  Hang Lung Properties Ltd.                                                                    85             135
  Henderson Land Development Co. Ltd.                                                           6              30
  Hongkong Land Holdings Ltd.                                                                  76             239
  Host Marriott Corp.                                                                         158           2,662
  Hysan Development Co. Ltd.                                                                   72             180
  Land Securities Group Plc                                                                     4              97
  LaSalle Hotel Properties                                                                      5             169
  Macerich Co.                                                                                 38           2,474
  Macquarie Goodman Group                                                                      20              65
  Mills Corp.                                                                                  23           1,272
  Mitsubishi Estate Co. Ltd.                                                                   13             178
  Mitsui Fudosan Co. Ltd.                                                                      27             406
  Prentiss Properties Trust                                                                    22             901
  Prologis (l)                                                                                 93           4,125
  Public Storage Inc. (l)                                                                      20           1,353
  Reckson Associate Realty Corp.                                                               31           1,061
  Regency Centers Corp.                                                                        35           2,022
  Simon Property Group Inc.                                                                    65           4,825
  Singapore Land Ltd.                                                                          19              61
  SL Green Realty Corp. (l)                                                                    36           2,448
  Spirit Finance Corp.                                                                          9             106
  Stockland                                                                                     9              44
  Sun Hung Kai Properties Ltd.                                                                 32             331
  Trizec Properties Inc.                                                                       89           2,048
  Urstadt Biddle Properties Inc. - Class A                                                     29             444
  U-Store-It Trust                                                                             41             827
  Ventas Inc.                                                                                  26             850
  Vornado Realty Trust                                                                         36           3,075
  Westfield Group                                                                               7              91
                                                                                                           58,564

  Total Common Stocks (cost $62,405)                                                                       66,662
Preferred Stocks - 0.3%
Real Estate - 0.3%
  Eagle Hospitality Properties Trust Inc., 8.25% (b)                                            3              78
  Hersha Hospitality Trust - Class A, 7.50% (b)                                                 3              63
  LaSalle Hotel Properties, 7.50% (b)                                                           4              98

  Total Preferred Stocks (cost $238)                                                                          239
Short Term Investments - 14.7%
Money Market Funds - 3.0%
  Dreyfus Cash Management Plus Fund, 3.64% (a)                                              2,064           2,064


Securities Lending Collateral - 11.7%
  Mellon GSL Delaware Business Trust Collateral Fund                                        8,087           8,087

  Total Short Term Investments (cost $10,151)                                                              10,151
Total Investments - 111.8% (cost $72,794)                                                                  77,052

Other Assets and Liabilities, Net -  (11.8%)                                                              (8,140)

Total Net Assets - 100%                                                                                   $68,912

JNL/AIM Small Cap Growth Fund
Common Stocks - 98.3%
Aerospace & Defense - 1.0%
  United Industrial Corp.                                                                      13            $481


Apparel - 2.3%
  JOS A Bank Clothiers Inc. (b) (l)                                                            13             543
  Warnaco Group Inc. (b)                                                                       16             360
  Wolverine World Wide Inc.                                                                    14             289
                                                                                                            1,192
Banks - 2.7%
  East West Bancorp Inc.                                                                       12             405
  PrivateBancorp Inc.                                                                           8             263
  SVB Financial Group (b)                                                                      10             468
  Texas Regional Bancshares Inc. - Class A                                                      9             247
                                                                                                            1,383
Biotechnology - 3.4%
  Integra LifeSciences Holdings Corp. (b)                                                      12             452
  Millipore Corp.                                                                               6             378
  Myriad Genetics Inc. (b)                                                                     11             244
  Nektar Therapeutics (b)                                                                      14             240
  Protein Design Labs Inc. (b) (l)                                                             15             409
                                                                                                            1,723
Building Materials - 1.5%
  Eagle Materials Inc.                                                                          6             729


Chemicals - 0.4%
  Rockwood Holdings Inc. (b)                                                                   11             203


Commercial Services - 5.1%
  Corporate Executive Board Co.                                                                 7             509
  CRA International Inc. (b)                                                                    7             298
  Euronet Worldwide Inc. (b)                                                                   17             506
  Global Payments Inc.                                                                          7             555
  MPS Group Inc. (b)                                                                           28             335
  Steiner Leisure Ltd. (b)                                                                      9             313
                                                                                                            2,516
Computers - 2.8%
  Catapult Communications Corp. (b)                                                            11             199
  Kronos Inc. (b)                                                                               9             402
  Mercury Computer Systems Inc. (b)                                                            15             386
  Micros Systems Inc. (b)                                                                       9             393
                                                                                                            1,380
Distribution & Wholesale - 0.6%
  Hughes Supply Inc.                                                                            9             290


Diversified Financial Services - 1.5%
  Affiliated Managers Group Inc. (b) (l)                                                        6             405
  Jefferies Group Inc.                                                                          8             334
                                                                                                              739
Electrical Components & Equipment - 0.9%
  Thomas & Betts Corp. (b)                                                                     13             431


Electronics - 3.1%
  Flir Systems Inc. (b)                                                                        16             481
  Imax Corp. (b) (l)                                                                           32             334
  Trimble Navigation Ltd. (b)                                                                  11             382
  Varian Inc. (b)                                                                              10             330
                                                                                                            1,527
Entertainment - 1.3%
  Lions Gate Entertainment Corp. (b) (l)                                                       45             431
  Penn National Gaming Inc. (b)                                                                 7             224
                                                                                                              655
Environmental Control - 1.1%
  Stericycle Inc. (b)                                                                           9             533


Food - 0.9%
  United Natural Foods Inc. (b)                                                                13             445


Hand & Machine Tools - 0.0%
  Lincoln Electric Holdings Inc.                                                                -               7


Healthcare - 9.4%
  Advisory Board Co. (b)                                                                        8             426
  American Medical Systems Holdings Inc. (b)                                                   22             446
  Amsurg Corp. (b)                                                                             11             293
  Centene Corp. (b)                                                                             8             213
  Gen-Probe Inc. (b)                                                                           11             522
  Immucor Inc. (b)                                                                             12             331
  LifePoint Hospitals Inc. (b)                                                                 12             543
  Mentor Corp.                                                                                 10             541
  Pediatrix Medical Group Inc. (b)                                                              6             477
  Resmed Inc. (b) (l)                                                                           6             487
  Wright Medical Group Inc. (b)                                                                16             394
                                                                                                            4,673
Holding Companies - Diversified - 0.5%
  Texas Capital Bancshares Inc. (b)                                                            11             241


Home Builders - 0.6%
  Technical Olympic USA Inc.                                                                   12             305


Home Furnishings - 0.5%
  Tempur-Pedic International Inc. (b) (l)                                                      22             256


Household Products - 2.5%
  Church & Dwight Co. Inc.                                                                     10             386
  Scotts Miracle-Gro Co.                                                                        7             583
  Toro Co.                                                                                      8             283
                                                                                                            1,252
Insurance - 1.4%
  HCC Insurance Holdings Inc.                                                                  13             372
  ProAssurance Corp. (b)                                                                        7             343
                                                                                                              715
Internet - 5.8%
  Blue Coat Systems Inc. (b)                                                                    5             225
  Digitas Inc. (b)                                                                             21             237
  F5 Networks Inc. (b)                                                                          6             248
  Internet Security Systems (b)                                                                21             495
  Macromedia Inc. (b)                                                                          13             518
  Sapient Corp. (b)                                                                            49             304
  Valueclick Inc. (b)                                                                          32             554
  Websense Inc. (b)                                                                             6             292
                                                                                                            2,873
Iron & Steel - 0.9%
  Carpenter Technology Corp.                                                                    7             425


Leisure Time - 0.7%
  Nautilus Inc.                                                                                15             329


Lodging - 1.0%
  Choice Hotels International Inc.                                                              8             489


Machinery - 1.9%
  IDEX Corp. (l)                                                                                8             330
  JLG Industries Inc.                                                                          17             610
                                                                                                              940
Manufacturing - 0.6%
  Actuant Corp. - Class A                                                                       7             320


Media - 0.5%
  Radio One Inc. (b) (l)                                                                       19             240

Oil & Gas Producers - 4.5%
  Encore Acquisition Co. (b)                                                                   17             658
  Range Resources Corp.                                                                        18             708
  Unit Corp. (b)                                                                               11             607
  Whiting Petroleum Corp. (b)                                                                   5             237
                                                                                                            2,210
Oil & Gas Services - 4.0%
  Cal Dive International Inc. (b)                                                              11             689
  Core Laboratories NV (b)                                                                     14             438
  FMC Technologies Inc. (b)                                                                    13             536
  Superior Energy Services (b)                                                                 13             308
                                                                                                            1,971
Pharmaceuticals - 4.7%
  Amylin Pharmaceuticals Inc. (b)                                                              13             465
  Encysive Pharmaceuticals Inc. (b)                                                            22             262
  First Horizon Pharmaceutical Corp. (b)                                                       18             352
  MGI Pharma Inc. (b)                                                                          15             343
  United Therapeutics Corp. (b)                                                                 6             394
  VCA Antech Inc. (b)                                                                          20             502
                                                                                                            2,318
Real Estate - 1.3%
  BioMed Realty Trust Inc.                                                                      7             177
  Pan Pacific Retail Properties Inc.                                                            7             457
                                                                                                              634
Retail - 6.9%
  BJ's Wholesale Club Inc. (b)                                                                 13             363
  Childrens Place Retail Stores Inc. (b)                                                        9             328
  Guitar Center Inc. (b)                                                                        7             366
  Jack in The Box Inc. (b)                                                                     13             375
  MSC Industrial Direct Co. - Class A (l)                                                      14             477
  NuVasive Inc. (b)                                                                            21             402
  PF Chang's China Bistro Inc. (b) (l)                                                          9             422
  Rare Hospitality International Inc. (b)                                                      12             314
  Regis Corp.                                                                                  10             360
                                                                                                            3,407
Semiconductors - 5.3%
  Cirrus Logic Inc. (b)                                                                        35             262
  Formfactor Inc. (b)                                                                          16             366
  Genesis Microchip Inc. (b)                                                                   10             219
  Microsemi Corp. (b)                                                                          28             711
  Sigmatel Inc. (b)                                                                            11             214
  Tessera Technologies Inc. (b)                                                                13             381
  Varian Semiconductor Equipment Associates Inc. (b)                                           11             447
                                                                                                            2,600
Software - 6.9%
  Ansys Inc. (b)                                                                                7             279
  Avid Technology Inc. (b)                                                                      6             266
  Blackboard Inc. (b)                                                                          16             404
  Cerner Corp. (b) (l)                                                                          6             486
  Emulex Corp. (b)                                                                             18             373
  Epicor Software Corp. (b)                                                                    28             363
  FARO Technologies Inc. (b)                                                                   16             311
  Microstrategy Inc. - Class A (b)                                                              8             546
  Per-Se Technologies Inc. (b)                                                                 18             368
                                                                                                            3,396
Telecommunications - 3.3%
  Alamosa Holdings Inc. (b)                                                                    40             682
  Netgear Inc. (b)                                                                             21             503
  NeuStar Inc. - Class A (b)                                                                    3             109
  Polycom Inc. (b)                                                                             21             337
                                                                                                            1,631
Telecommunications Equipment - 0.7%
  SafeNet Inc. (b)                                                                             10             350


Toys & Hobbies - 2.1%
  Forward Air Corp.                                                                             9             328
  Marvel Entertainment Inc. (b)                                                                21             377
  RC2 Corp. (b)                                                                                 9             311
                                                                                                            1,016
Transportation - 2.9%
  Heartland Express Inc.                                                                       13             256
  Kirby Corp. (b)                                                                               6             282
  Knight Transportation Inc.                                                                   10             251
  Old Dominion Freight Line (b)                                                                 9             312
  Swift Transportation Co. Inc. (b)                                                            18             326
                                                                                                            1,427
Wireless Telecommunications - 0.8%
  SBA Communications Corp. (b)                                                                 24             372

  Total Common Stocks (cost $41,661)                                                                       48,624
Short Term Investments - 9.7%
Money Market Funds - 1.6%
  Dreyfus Cash Management Plus Fund, 3.64% (a)                                                777             777


Securities Lending Collateral - 8.1%
  Mellon GSL Delaware Business Trust Collateral Fund                                        4,016           4,016

  Total Short Term Investments (cost $4,793)                                                                4,793
Total Investments - 108.0% (cost $46,454)                                                                  53,417

Other Assets and Liabilities, Net -  (8.0%)                                                               (3,958)

Total Net Assets - 100%                                                                                   $49,459

JNL/Alger Growth Fund
Common Stocks - 100.1%
Aerospace & Defense - 2.0%
  General Dynamics Corp.                                                                       43          $5,177


Alternative Energy - 3.4%
  Suncor Energy Inc. (l)                                                                      138           8,365

Apparel - 1.0%
  Polo Ralph Lauren Corp.                                                                      49           2,470


Biotechnology - 2.8%
  Amgen Inc. (b)                                                                               43           3,386
  Genentech Inc. (b)                                                                           42           3,545
                                                                                                            6,931
Computers - 4.1%
  Apple Computer Inc. (b)                                                                     130           6,953
  EMC Corp. (b)                                                                                87           1,119
  NAVTEQ Corp. (b)                                                                             37           1,843
                                                                                                            9,915
Cosmetics & Personal Care - 3.5%
  Avon Products Inc.                                                                           75           2,014
  Gillette Co.                                                                                114           6,612
                                                                                                            8,626
Diversified Financial Services - 3.9%
  Citigroup Inc.                                                                               41           1,880
  Legg Mason Inc.                                                                              40           4,421
  Merrill Lynch & Co. Inc.                                                                     51           3,110
                                                                                                            9,411
Healthcare - 7.2%
  Bausch & Lomb Inc.                                                                           30           2,404
  HCA Inc.                                                                                     50           2,382
  Health Management Associates Inc. (l)                                                        78           1,835
  Humana Inc. (b) (l)                                                                         102           4,860
  Medtronic Inc.                                                                               63           3,391
  St. Jude Medical Inc. (b)                                                                    29           1,371
  Varian Medical Systems Inc. (b)                                                              34           1,355
                                                                                                           17,598
Insurance - 5.5%
  American International Group Inc.                                                            51           3,135
  Cigna Corp.                                                                                  32           3,772
  Genworth Financial Inc. - Class A (l)                                                        49           1,583
  Marsh & McLennan Cos. Inc.                                                                   63           1,918
  Principal Financial Group (l)                                                                65           3,088
                                                                                                           13,496
Internet - 7.9%
  eBay Inc. (b)                                                                               147           6,040
  Google Inc. - Class A (b)                                                                    13           4,051
  NetFlix Inc. (b) (l)                                                                        131           3,410
  Yahoo! Inc. (b)                                                                             168           5,673
                                                                                                           19,174
Lodging - 1.3%
  Starwood Hotels & Resorts Worldwide Inc.                                                     55           3,133


Machinery - 2.1%
  Caterpillar Inc.                                                                             87           5,129


Media - 4.8%
  News Corp Inc. (l)                                                                          148           2,307
  Sirius Satellite Radio Inc. (b) (l)                                                         455           2,983
  Walt Disney Co.                                                                              77           1,848
  XM Satellite Radio Holdings Inc. - Class A (b) (l)                                          128           4,593
                                                                                                           11,731
Mining - 2.6%
  Peabody Energy Corp.                                                                         76           6,436


Oil & Gas Producers - 9.4%
  Burlington Resources Inc.                                                                    24           1,984
  Chesapeake Enegy Corp.                                                                       54           2,073
  Exxon Mobil Corp.                                                                            90           5,731
  Sasol Ltd. - ADR (l)                                                                         52           2,000
  Talisman Energy Inc.                                                                        154           7,507
  Transocean Inc. (b)                                                                          58           3,584
                                                                                                           22,879
Oil & Gas Services - 2.2%
  National Oilwell Varco Inc. (b)                                                              81           5,333


Pharmaceuticals - 9.4%
  AmerisourceBergen Corp.                                                                      25           1,909
  Caremark Rx Inc. (b)                                                                         62           3,108
  Clegene Corp. (b)                                                                            11             598
  Gilead Sciences Inc.                                                                         26           1,287
  Medco Health Solutions Inc. (b)                                                              86           4,726
  Medimmune Inc. (b) (l)                                                                       20             670
  Schering-Plough Corp.                                                                       205           4,305
  Sepracor Inc. (b) (l)                                                                        34           2,000
  Wyeth                                                                                        94           4,358
                                                                                                           22,961
Pipelines - 0.8%
  Williams Cos. Inc.                                                                           76           1,909

Retail - 7.5%
  Bed Bath & Beyond Inc. (b)                                                                  121           4,858
  CVS Corp.                                                                                   190           5,518
  Federated Department Stores Inc.                                                             56           3,725
  Lowe's Cos. Inc.                                                                             37           2,370
  Saks Inc. (b)                                                                                97           1,791
                                                                                                           18,262
Semiconductors - 3.9%
  Altera Corp. (b)                                                                             97           1,857
  Intel Corp.                                                                                 136           3,361
  Linear Technology Corp. (l)                                                                  80           3,024
  Marvell Tech Group Ltd. (b)                                                                  28           1,273
                                                                                                            9,515
Software - 4.1%
  Microsoft Corp.                                                                             235           6,038
  Oracle Corp. (b)                                                                            321           3,971
                                                                                                           10,009
Telecommunications - 3.4%
  Alltel Corp.                                                                                 49           3,190
  Nextel Partners Inc. (b) (l)                                                                 92           2,302
  NII Holdings Inc. - Class B (b)                                                              12           1,013
  Sprint Nextel Corp. (l)                                                                      75           1,788
                                                                                                            8,293
Telecommunications Equipment - 4.1%
  Cisco Systems Inc. (b)                                                                      133           2,390
  Corning Inc. (b)                                                                            125           2,409
  Network Appliance Inc. (b)                                                                  141           3,335
  Qualcomm Inc.                                                                                41           1,844
                                                                                                            9,978
Tobacco - 1.8%
  Altria Group Inc.                                                                            59           4,327


Wireless Telecommunications - 1.2%
  Motorola Inc. (l)                                                                           132           2,914

  Total Common Stocks (cost $220,719)                                                                     243,972
Short Term Investments - 8.7%
Money Market Funds - 1.3%
  Dreyfus Cash Management Plus Fund, 3.64% (a)                                              3,047           3,047


Securities Lending Collateral - 7.4%
  Mellon GSL Delaware Business Trust Collateral Fund                                       18,136          18,136

  Total Short Term Investments (cost $21,183)                                                              21,183
Total Investments - 108.8% (cost $241,902)                                                                265,155

Other Assets and Liabilities, Net -  (8.8%)                                                              (21,539)

Total Net Assets - 100%                                                                                  $243,616

JNL/Eagle Core Equity Fund
Common Stocks - 95.1%
Advertising - 1.2%
  Omnicom Group Inc.                                                                           35          $2,961


Aerospace & Defense - 3.1%
  Boeing Co.                                                                                   35           2,409
  United Technologies Corp.                                                                    92           4,743
                                                                                                            7,152
Agriculture - 0.1%
  CF Industries Holdings Inc. (b)                                                              18             270


Banks - 4.9%
  Bank of America Corp. (l)                                                                    92           3,852
  JPMorgan Chase & Co.                                                                         35           1,188
  US Bancorp.                                                                                  44           1,236
  Wachovia Corp.                                                                               84           4,007
  Wells Fargo & Co.                                                                            22           1,288
                                                                                                           11,571
Beverages - 2.0%
  Coca-Cola Co.                                                                                74           3,203
  PepsiCo Inc.                                                                                 24           1,361
                                                                                                            4,564
Biotechnology - 2.0%
  Baxter International Inc.                                                                    80           3,206
  Genentech Inc. (b)                                                                           19           1,604
                                                                                                            4,810
Chemicals - 0.8%
  Air Products & Chemicals Inc.                                                                18             993
  E.I. Du Pont de Nemours & Co.                                                                22             861
                                                                                                            1,854
Commercial Services - 2.0%
  FedEx Corp.                                                                                  39           3,355
  RR Donnelley & Sons Co.                                                                      36           1,334
                                                                                                            4,689
Computers - 1.2%
  Dell Inc. (b)                                                                                54           1,833
  Hewlett-Packard Co.                                                                          38           1,095
                                                                                                            2,928
Cosmetics & Personal Care - 2.2%
  Kimberly-Clark Corp.                                                                         31           1,815
  Proctor & Gamble Co. (l)                                                                     60           3,550
                                                                                                            5,365
Diversified Financial Services - 8.0%
  American Express Co.                                                                         63           3,593
  Capital One Financial Corp.                                                                  10             775
  CapitalSource Inc. (b) (l)                                                                   50           1,092
  Citigroup Inc.                                                                              122           5,572
  Fannie Mae                                                                                   33           1,466
  First Marblehead Corp. (l)                                                                    9             225
  General Growth Properties Inc.                                                               22             988
  Goldman Sachs Group Inc.                                                                     13           1,617
  Merrill Lynch & Co. Inc.                                                                     24           1,485
  Morgan Stanley                                                                               44           2,357
                                                                                                           19,170
Electric - 0.4%
  NiSource Inc.                                                                                40             970


Electrical Components & Equipment - 1.9%
  ATI Technologies Inc. (b)                                                                   103           1,438
  Emerson Electric Co.                                                                         34           2,463
  Nvidia Corp. (b) (l)                                                                         18             622
                                                                                                            4,523
Environmental Control - 1.1%
  Waste Management Inc.                                                                        95           2,715


Food - 1.0%
  General Mills Inc.                                                                           25           1,205
  Sysco Corp.                                                                                  40           1,255
                                                                                                            2,460
Gas - 0.5%
  UGI Corp.                                                                                    44           1,239


Healthcare - 5.6%
  DaVita Inc. (b)                                                                              25           1,147
  Gen-Probe Inc. (b)                                                                           24           1,189
  Guidant Corp. (l)                                                                            48           3,334
  HCA Inc.                                                                                     61           2,914
  Johnson & Johnson                                                                            35           2,183
  McKesson Corp.                                                                               16             771
  UnitedHealth Group Inc.                                                                      31           1,723
                                                                                                           13,261
Home Builders - 0.1%
  Standard-Pacific Corp.                                                                        8             338


Insurance - 0.6%
  American International Group Inc.                                                            22           1,348


Internet - 5.4%
  eBay Inc. (b)                                                                                44           1,807
  Google Inc. - Class A (b)                                                                    12           3,892
  Symantec Corp. (b)                                                                          160           3,626
  Yahoo! Inc. (b)                                                                             107           3,619
                                                                                                           12,944
Lodging - 1.3%
  Harrah's Entertainment Inc.                                                                  23           1,512
  Starwood Hotels & Resorts Worldwide Inc.                                                     27           1,569
                                                                                                            3,081
Machinery - 0.3%
  Deere & Co.                                                                                  12             734


Manufacturing - 6.1%
  3M Corp.                                                                                     18           1,320
  Cooper Industries Ltd. - Class A                                                             22           1,521
  General Electric Corp.                                                                      152           5,106
  Harsco Corp.                                                                                 26           1,705
  Honeywell Inernational Inc.                                                                  29           1,088
  Tyco International Ltd.                                                                     139           3,880
                                                                                                           14,620
Media - 3.3%
  McGraw-Hill Cos. Inc.                                                                        24           1,153
  Time Warner Inc.                                                                            165           2,988
  Viacom Inc. - Class B                                                                       115           3,783
                                                                                                            7,924
Oil & Gas Producers - 2.1%
  BP Plc - ADR                                                                                 22           1,559
  ENSCO International Inc. (l)                                                                 22           1,032
  Exxon Mobil Corp.                                                                            28           1,779
  Valero Energy Corp.                                                                           6             656
                                                                                                            5,026
Oil & Gas Services - 1.7%
  Halliburton Co. (l)                                                                          61           4,163


Packaging & Containers - 1.4%
  Newell Rubbermaid Inc. (l)                                                                  146           3,302


Pharmaceuticals - 9.0%
  Abbott Laboratories                                                                          23             988
  Cardinal Health Inc.                                                                         52           3,288
  Eli Lilly & Co.                                                                              72           3,861
  Gilead Sciences Inc.                                                                         81           3,954
  NPS Pharmaceuticals Inc. (b)                                                                 43             432
  Pfizer Inc.                                                                                 159           3,980
  Rigel Pharmaceuticals Inc. (b)                                                               17             395
  Teva Pharmaceutical Industries Ltd. - ADR                                                    31           1,044
  Wyeth                                                                                        74           3,433
                                                                                                           21,375
Pipelines - 0.6%
  Kinder Morgan Inc. (l)                                                                       16           1,539


Real Estate - 1.1%
  Boston Properties Inc.                                                                       11             780
  Equity Office Properties Trust                                                               30             981
  Vornado Realty Trust                                                                          9             780
                                                                                                            2,541
Retail - 8.5%
  CVS Corp. (l)                                                                                97           2,817
  Home Depot Inc.                                                                             134           5,124
  Kohl's Corp. (b)                                                                             28           1,400
  Lowe's Cos. Inc.                                                                              8             512
  McDonald's Corp.                                                                            151           5,045
  Target Corp.                                                                                 45           2,360
  Wal-Mart Stores Inc.                                                                         68           2,964
                                                                                                           20,222
Semiconductors - 5.0%
  Advanced Micro Devices Inc. (b)                                                              57           1,434
  Analog Devices Inc. (l)                                                                      65           2,410
  Applied Materials Inc.                                                                      119           2,025
  Broadcom Corp. - Class A (b)                                                                 15             706
  Intel Corp.                                                                                  64           1,586
  Marvell Tech Group Ltd. (b)                                                                  13             609
  Maxim Integrated Products Inc.                                                               38           1,612
  Ultra Clean Holdings (b)                                                                    117             698
  Xilinx Inc.                                                                                  34             952
                                                                                                           12,032
Software - 5.4%
  Mercury Interactive Corp. (b) (l)                                                            40           1,590
  Microsoft Corp.                                                                             288           7,415
  Oracle Corp. (b)                                                                            306           3,785
                                                                                                           12,790
Telecommunications - 1.4%
  BellSouth Corp. (l)                                                                          21             552
  International Game Technology                                                                57           1,539
  SBC Communications Inc.                                                                      28             671
  Verizon Communications Inc.                                                                  20             654
                                                                                                            3,416
Telecommunications Equipment - 3.8%
  Cisco Systems Inc. (b)                                                                       80           1,442
  Nokia OYJ - Class A - ADR                                                                   289           4,890
  Qualcomm Inc.                                                                                63           2,813
                                                                                                            9,145

  Total Common Stocks (cost $212,914)                                                                     227,042
Preferred Stocks - 0.3%
Insurance - 0.3%
  Travelers Property Casualty Corp., 4.50%, 04/15/32 (b)                                       31             739

  Total Preferred Stocks (cost $768)                                                                          739
Corporate Bonds - 0.7%
Healthcare - 0.3%
  Community Health Systems Inc., 4.25%, 10/15/08 (j)                                          575             668


Media - 0.4%
  Liberty Media Corp., 3.25%, 03/15/31 (j)                                                  1,330           1,031

  Total Corporate Bonds (cost $1,799)                                                                       1,699
Short Term Investments - 14.8%
Money Market Funds - 4.1%
  Dreyfus Cash Management Plus Fund, 3.64% (a)                                              9,760           9,760


Securities Lending Collateral - 10.7%
  Mellon GSL Delaware Business Trust Collateral Fund                                       25,577          25,577

  Total Short Term Investments (cost $35,337)                                                              35,337
Total Investments - 110.9% (cost $250,818)                                                                264,817

Other Assets and Liabilities, Net -  (10.9%)                                                             (26,058)

Total Net Assets - 100%                                                                                  $238,759

JNL/Eagle SmallCap Equity Fund
Common Stocks - 99.1%
Agriculture - 2.0%
  Delta & Pine Land Co.                                                                       125          $3,313


Alternative Energy - 1.2%
  Headwaters Inc. (b)                                                                          49           1,836


Banks - 0.4%
  BankAtlantic Bancorp. Inc. - Class A                                                         42             713


Biotechnology - 1.2%
  deCODE genetics Inc. (b)                                                                    232           1,947


Commercial Services - 3.8%
  Global Payments Inc.                                                                         47           3,668
  Resources Connection Inc. (b)                                                                79           2,343
                                                                                                            6,011
Computers - 6.2%
  Factset Research Systems Inc. (l)                                                           116           4,102
  McData Corp. - Class A (b)                                                                  413           2,166
  Radisys Corp. (b)                                                                           187           3,622
                                                                                                            9,890
Distribution & Wholesale - 1.6%
  SCP Pool Corp.                                                                               71           2,474


Electrical Components & Equipment - 2.1%
  Advanced Energy Industries Inc. (b)                                                          77             834
  General Cable Corp. (b) (l)                                                                 110           1,852
  Littelfuse Inc. (b)                                                                          25             694
                                                                                                            3,380
Electronics - 2.5%
  Gentex Corp.                                                                                 62           1,087
  OYO Geospace Corp. (b)                                                                       79           1,564
  Photon Dynamics Inc. (b)                                                                     73           1,399
                                                                                                            4,050
Environmental Control - 8.0%
  Aleris International Inc. (b)                                                               210           5,754
  Duratek Inc. (b)                                                                            137           2,502
  Waste Connections Inc. (b) (l)                                                              129           4,535
                                                                                                           12,791
Healthcare - 19.1%
  American Healthways Inc. (b)                                                                 73           3,094
  American Medical Systems Holdings Inc. (b)                                                  180           3,623
  Arrow International Inc.                                                                     64           1,796
  Centene Corp. (b)                                                                            89           2,229
  Cooper Cos Inc.                                                                              20           1,551
  DJ Orthopedics Inc. (b)                                                                      68           1,956
  Horizon Health Corp. (b)                                                                    132           3,579
  Inamed Corp. (b)                                                                             48           3,661
  Respironics Inc. (b)                                                                        129           5,441
  Surmodics Inc. (b) (l)                                                                       41           1,588
  Thoratec Corp. (b) (l)                                                                      107           1,906
                                                                                                           30,424
Home Furnishings - 3.8%
  Tempur-Pedic International Inc. (b) (l)                                                     167           1,974
  Universal Electronics Inc. (b)                                                              232           4,009
                                                                                                            5,983
Insurance - 1.1%
  Philadelphia Consolidated Holding Co. (b)                                                    20           1,706


Internet - 0.6%
  eCollege.com Inc. (b)                                                                        68           1,003


Leisure Time - 3.2%
  Neveda Gold & Casinos Inc. (b)                                                              120           1,349
  Shuffle Master Inc. (b) (l)                                                                 144           3,813
                                                                                                            5,162
Machinery - 2.4%
  UNOVA Inc. (b) (l)                                                                          108           3,774


Manufacturing - 3.2%
  Actuant Corp. - Class A (l)                                                                  53           2,490
  Applied Films Corp. (b)                                                                     122           2,568
                                                                                                            5,058
Metal Fabrication & Hardware - 1.5%
  NS Group Inc. (b)                                                                            61           2,406


Oil & Gas Producers - 5.6%
  Patterson-UTI Energy Inc.                                                                   111           3,993
  Unit Corp. (b)                                                                               91           5,009
                                                                                                            9,002
Oil & Gas Services - 1.7%
  Core Laboratories NV (b)                                                                     44           1,406
  Tetra Technologies Inc. (b)                                                                  40           1,260
                                                                                                            2,666
Pharmaceuticals - 2.5%
  Connetics Corp. (b)                                                                          89           1,511
  Dendreon Corp. (b) (l)                                                                      126             843
  Medics Pharmaceutical Corp. (l)                                                              51           1,657
                                                                                                            4,011
Real Estate - 1.6%
  Corrections Corp. (b)                                                                        66           2,620


Retail - 6.9%
  AC Moore Arts & Crafts Inc. (b) (l)                                                          71           1,357
  Blue Nile Inc. (b) (l)                                                                       49           1,559
  Cabela's Inc. - Class A (b) (l)                                                             108           1,986
  Cash America International Inc.                                                              66           1,360
  Genesco Inc. (b) (l)                                                                        125           4,661
                                                                                                           10,923
Savings & Loans - 0.1%
  Harbor Florida Bancshares Inc.                                                                4             153


Semiconductors - 2.0%
  Integrated Device Technology Inc. (b) (l)                                                   291           3,126


Software - 7.7%
  Ansys Inc. (b)                                                                              100           3,834
  Datastream Systems Inc. (b)                                                                 380           3,003
  Eclipsys Corp (b)                                                                           165           2,947
  Netsmart Technologies Inc. (b)                                                              101           1,239
  Per-Se Technologies Inc. (b) (l)                                                             59           1,228
                                                                                                           12,251
Telecommunications Equipment - 3.1%
  Dolby Laboratories Inc. - Class A (b)                                                       101           1,617
  Tekelec (b)                                                                                 158           3,316
                                                                                                            4,933
Toys & Hobbies - 0.9%
  Build-A-Bear Workshop Inc. (b) (l)                                                           66           1,471


Transportation - 1.7%
  OMI Corp. (l)                                                                               149           2,664


Wireless Telecommunications - 1.4%
  EMS Technologies Inc. (b)                                                                   132           2,162

  Total Common Stocks (cost $124,606)                                                                     157,903
Short Term Investments - 18.2%
Money Market Funds - 1.5%
  Dreyfus Cash Management Plus Fund, 3.64% (a)                                              2,406           2,406


Securities Lending Collateral - 16.7%
  Mellon GSL Delaware Business Trust Collateral Fund                                       26,608          26,608

  Total Short Term Investments (cost $29,014)                                                              29,014
Total Investments - 117.3% (cost $153,620)                                                                186,917

Other Assets and Liabilities, Net -  (17.3%)                                                             (27,538)

Total Net Assets - 100%                                                                                  $159,379

JNL/FMR Balanced Fund
Common Stocks - 70.0%
Advertising - 0.7%
  Advo Inc.                                                                                     2             $59
  ASML Holding NV (b)                                                                          11             177
  Lamar Advertising Co. (b)                                                                     8             363
  Omnicom Group Inc.                                                                            1             109
                                                                                                              708
Aerospace & Defense - 0.9%
  BE Aerospace Inc. (b)                                                                         1              15
  European Aeronautic Defence and Space Co. NV                                                  5             184
  Goodrich Corp.                                                                                2              80
  Lockheed Martin Corp.                                                                         3             171
  Meggitt Plc                                                                                  12              71
  Northrop Grumman Corp.                                                                        1              54
  Raytheon Co.                                                                                  2              65
  Rockwell Collins Inc.                                                                         2             111
  United Technologies Corp.                                                                     5             259
  US Airways Group Inc. (b)                                                                     3              71
                                                                                                            1,081
Agriculture - 0.5%
  Bunge Ltd.                                                                                    2             105
  Global Bio-Chem Technology Group Co. Ltd.                                                   104              48
  Monsanto Co.                                                                                  4             220
  Mosaic Co. (b) (l)                                                                           10             151
  UAP Holding Corp.                                                                             4              80
                                                                                                              604
Airlines - 0.6%
  Ace Aviation Holdings Inc. - Class A (b)                                                      4             119
  AirTran Holdings Inc. (b) (l)                                                                26             328
  Frontier Airlines Inc. (b)                                                                   27             260
                                                                                                              707
Alternative Energy - 0.2%
  Fording Canadian Coal Trust                                                                   4             154
  NRG Energy Inc. (b)                                                                           1              34
                                                                                                              188
Apparel - 0.1%
  Foot Locker Inc.                                                                              5             114


Auto Manufacturers - 0.0%
  Wabash National Corp.                                                                         2              45


Auto Parts & Equipment - 0.4%
  American Axle & Manufacturing Holdings Inc.                                                  10             233
  Ashtead Group Plc (b)                                                                         1               2
  Delphi Corp.                                                                                 12              34
  Lear Corp.                                                                                    1              41
  TRW Automotive Holdings Corp. (b)                                                             5             144
                                                                                                              454
Banks - 3.3%
  Bank of America Corp.                                                                        35           1,463
  Cathay General Bancorp.                                                                       1              25
  Investors Financial Services Corp.                                                            1              20
  JPMorgan Chase & Co.                                                                         23             796
  Nara Bancorp. Inc.                                                                            3              51
  R-G Financial Corp. - Class B                                                                 4              51
  State Street Corp.                                                                            2             117
  SVB Financial Group (b)                                                                       3             146
  UCBH Holdings Inc.                                                                           11             207
  W Holding Co. Inc.                                                                           17             159
  Wachovia Corp.                                                                               14             690
  Wells Fargo & Co.                                                                             3             152
  Wilshire Bancorp. Inc.                                                                        6              90
  Wintrust Financial Corp.                                                                      2             101
                                                                                                            4,068
Beverages - 0.3%
  Chaparral Steel Co. (b)                                                                       2              55
  Coca-Cola Co.                                                                                 6             242
  Coca-Cola Enterprises Inc.                                                                    3              49
  Diageo Plc                                                                                    -              17
  SNC-Lavalin Group Inc.                                                                        -              19
                                                                                                              382
Biotechnology - 0.6%
  Affymetrix Inc. (b)                                                                           -               9
  Alkermes Inc. (b)                                                                             7             111
  Baxter International Inc.                                                                     7             259
  Biogen Idec Inc. (b)                                                                          2              95
  Charles River Laboratories International Inc. (b)                                             2              92
  Genentech Inc. (b)                                                                            2             126
                                                                                                              692
Building Materials - 0.6%
  American Standard Cos. Inc.                                                                   2              72
  Florida Rock Industries Inc.                                                                  1              48
  Martin Marietta Materials Inc.                                                                2             149
  Masco Corp.                                                                                   2              61
  Techtronic Industries Co.                                                                    60             154
  Texas Industries Inc.                                                                         3             152
  Vulcan Materials Co.                                                                          1              82
                                                                                                              718
Chemicals - 1.6%
  Air Products & Chemicals Inc.                                                                 1              61
  Airgas Inc.                                                                                   5             157
  Albemarle Corp.                                                                               4             158
  Ashland Inc.                                                                                  4             226
  Celanese Corp. -  Class A                                                                     6             109
  Chemtura Corp.                                                                                6              80
  Dow Chemical Co.                                                                              4             183
  Georgia Gulf Corp.                                                                            3              75
  Lubrizol Corp.                                                                                1              26
  Lyondell Chemical Co. (l)                                                                    16             448
  Nova Chemicals Corp.                                                                          7             250
  Olin Corp.                                                                                    1              13
  Praxair Inc.                                                                                  2             110
  Rhodia SA (b)                                                                                33              67
                                                                                                            1,963
Commercial Services - 0.5%
  Career Education Corp. (b)                                                                    3             100
  Cendant Corp.                                                                                 9             188
  Education Management Corp. (b)                                                                1              29
  FedEx Corp.                                                                                   1              87
  Infrasource Services Inc. (b)                                                                 2              25
  Kforce Inc. (b)                                                                               1              13
  Service Corp.                                                                                 6              51
  United Rentals Inc. (b)                                                                       1              14
  Washington Group International Inc. (b)                                                       1              38
  Wright Express Corp. (b)                                                                      2              45
                                                                                                              590
Computers - 1.5%
  Affiliated Computer Services Inc. - Class A (b)                                               2              87
  Ceridian Corp. (b)                                                                            8             172
  Dell Inc. (b)                                                                                 1              24
  EMC Corp. (b)                                                                                 8              98
  Hewlett-Packard Co.                                                                          14             400
  Hutchinson Technology Inc. (b) (l)                                                            1              32
  Lexmark International Inc. (b)                                                                1              88
  Maxtor Corp. (b)                                                                             53             233
  McData Corp. - Class A (b)                                                                   19              97
  NCR Corp. (b)                                                                                 3              80
  SanDisk Corp. (b)                                                                             2              87
  Seagate Technology (b)                                                                       19             296
  Sports Authority Inc. (b)                                                                     1              24
  Western Digital Corp. (b)                                                                    13             164
                                                                                                            1,882
Cosmetics & Personal Care - 0.7%
  Alberto-Culver Co. - Class B                                                                  2              81
  Avon Products Inc.                                                                            3              76
  Colgate-Palmolive Co.                                                                         6             317
  Gillette Co.                                                                                  1              76
  Proctor & Gamble Co.                                                                          6             353
                                                                                                              903
Distribution & Wholesale - 0.5%
  Bell Microproducts Inc. (b)                                                                   9              88
  Ingram Micro Inc.- Class A (b)                                                               11             202
  LKQ Corp. (b)                                                                                 2              57
  Tech Data Corp.                                                                               2              77
  WESCO International Inc. (b)                                                                  7             240
                                                                                                              664
Diversified Financial Services - 4.0%
  Affiliated Managers Group Inc. (b)                                                            -              22
  American Express Co.                                                                          3             175
  Capital One Financial Corp.                                                                   2             143
  Citigroup Inc.                                                                               29           1,311
  Countrywide Financial Corp.                                                                   4             141
  Doral Financial Corp.                                                                         7              90
  E*Trade Financial Corp. (b)                                                                  11             188
  Fannie Mae                                                                                    7             296
  Freddie Mac                                                                                  11             595
  General Growth Properties Inc.                                                                3             112
  Goldman Sachs Group Inc.                                                                      3             348
  Infrastructure Development Finance Co. Ltd. (b)                                              26              41
  Janus Capital Group Inc.                                                                      3              49
  Lazard Ltd. - Class A                                                                         2              58
  Lehman Brothers Holdings Inc.                                                                 3             349
  MBNA Corp.                                                                                    2              42
  Merrill Lynch & Co. Inc.                                                                      7             454
  MetLife Inc. (b)                                                                              6             168
  Morgan Stanley                                                                                4             205
  Nuveen Investments Inc. - Class A                                                             3             114
                                                                                                            4,901
Electric - 2.3%
  AES Corp. (b)                                                                                43             703
  Allegheny Energy Inc.                                                                         1              31
  CMS Energy Corp. (b) (l)                                                                      7             122
  Dominion Resources Inc.                                                                       3             215
  Edison International Inc.                                                                     1              33
  Entergy Corp.                                                                                 2             119
  Exelon Corp.                                                                                  6             331
  NorthWestern Corp.                                                                            1              15
  PG&E Corp.                                                                                    5             181
  PPL Corp                                                                                      4             116
  Public Service Enterprise Group Inc.                                                          2             109
  Sharp Corp.                                                                                   6              87
  TXU Corp.                                                                                     7             779
                                                                                                            2,841
Electrical Components & Equipment - 0.4%
  Advanced Energy Industries Inc. (b)                                                           4              40
  American Power Conversion Corp.                                                               4              98
  ATI Technologies Inc. (b)                                                                     -               6
  ITC Holdings Corp.                                                                            1              26
  LG Electronics Inc.                                                                           1              90
  Molex Inc.                                                                                    3              83
  Samsung Electronics Co. Ltd.                                                                  -             186
                                                                                                              529
Electronics - 2.8%
  Agilent Technologies Inc. (b)                                                                11             344
  Amphenol Corp. - Class A                                                                      8             323
  Arrow Electronics Inc. (b)                                                                    4             122
  Asat Holdings Ltd. - ADR (b)                                                                 12              10
  Avnet Inc. (b)                                                                                5             130
  Celestica Inc. (b)                                                                           21             238
  Cymer Inc. (b)                                                                                5             160
  Fisher Scientific International Inc. (b) (l)                                                  2             120
  Flextronics International Ltd. (b)                                                           24             308
  HON HAI Precision Industry Co. Ltd. - GDR                                                    17             154
  Kemet Corp. (b)                                                                               4              31
  Sanmina-SCI Corp. (b)                                                                        22              94
  Solectron Corp. (b)                                                                          92             359
  Symbol Technologies Inc.                                                                     24             230
  Tektronix Inc.                                                                                4             106
  Thermo Electron Corp. (b)                                                                     6             182
  Trimble Navigation Ltd. (b)                                                                   1              17
  Varian Inc. (b)                                                                               3             113
  Vishay Intertechnology Inc. (b)                                                               6              68
  Waters Corp. (b)                                                                              6             258
  Watts Water Technologies Inc.                                                                 2              43
                                                                                                            3,410
Engineering & Construction - 1.7%
  ABB Ltd. (b)                                                                                 10              75
  Dycom Industries Inc. (b)                                                                    13             259
  Fluor Corp.                                                                                  10             637
  Foster Wheeler Ltd. (b)                                                                       7             216
  Granite Construction Inc.                                                                     5             191
  Jacobs Engineering Group Inc. (b)                                                             1              94
  McDermott International Inc. (b)                                                              1              51
  Perini Corp. (b)                                                                              5              93
  Shaw Group Inc. (b)                                                                           9             219
  URS Corp. (b)                                                                                 6             222
                                                                                                            2,057
Entertainment - 0.2%
  Macrovision Corp. (b)                                                                         9             174
  Six Flags Inc. (b)                                                                            4              28
                                                                                                              202
Food - 0.8%
  Archer-Daniels-Midland Co.                                                                    1              17
  Corn Products International Inc.                                                              8             161
  General Mills Inc.                                                                            3             130
  Groupe Danone                                                                                 1              75
  JM Smucker Co.                                                                                3             138
  Kellogg Co.                                                                                   2              88
  McCormick & Co. Inc.                                                                          1              29
  Nestle SA                                                                                     -              92
  Safeway Inc.                                                                                  7             169
  Tyson Foods Inc.                                                                              3              49
                                                                                                              948
Forest Products & Paper - 0.1%
  Tembec Inc. (b)                                                                               2               4
  Votorantim Celulose e Papel SA                                                                6              74
                                                                                                               78
Healthcare - 4.0%
  Aetna Inc.                                                                                    2             155
  Angiotech Pharmaceuticals Inc. (b)                                                            1              15
  Aspect Medical Systems Inc. (b)                                                               2              65
  Beckman Coulter Inc.                                                                          2             113
  Becton Dickinson & Co.                                                                        2              79
  Conmed Corp. (b)                                                                              2              67
  Cooper Cos Inc.                                                                               1              38
  CR Bard Inc.                                                                                  3             198
  Cytyc Corp. (b)                                                                               2              46
  Dade Behring Holdings Inc.                                                                   12             425
  DaVita Inc. (b)                                                                               2              69
  Fisher & Paykel Healthcare Corp.                                                              7              19
  Guidant Corp.                                                                                 2             110
  Hanger Orthopedic Group Inc. (b)                                                             11              87
  Health Net Inc. (b)                                                                           6             289
  Humana Inc. (b)                                                                               4             182
  Johnson & Johnson                                                                            10             607
  McKesson Corp.                                                                                7             313
  Medtronic Inc.                                                                                2              97
  Pacificare Health Systems (b)                                                                 5             359
  Psychiatric Solutions Inc. (b)                                                                1              43
  Quest Diagnostics Inc.                                                                        1              51
  Serologicals Corp. (b)                                                                        2              36
  Sierra Health Services Inc. (b)                                                               1              55
  St. Jude Medical Inc. (b)                                                                     1              33
  Sunrise Senior Living Inc. (b)                                                                1              93
  UnitedHealth Group Inc.                                                                      15             869
  WebMD Corp. (b)                                                                              11             120
  WebMD Health Corp. - Class A (b)                                                              -               5
  WellPoint Inc. (b)                                                                            4             273
                                                                                                            4,911
Holding Companies - Diversified - 0.3%
  Endurance Specialty Holdings Ltd.                                                             4             130
  Lagardere SCA                                                                                 2             128
  Sinochem Hong Kong Holding Ltd. (b)                                                          24               4
  UnionBanCal Corp.                                                                             1              91
                                                                                                              353
Home Builders - 0.7%
  Coachmen Industries Inc.                                                                      1              15
  DR Horton Inc.                                                                                6             204
  Pulte Homes Inc.                                                                              -              17
  Ryland Group Inc.                                                                             3             185
  Standard-Pacific Corp.                                                                        3             125
  Toll Brothers Inc. (b)                                                                        7             322
                                                                                                              868
Home Furnishings - 0.0%
  Tempur-Pedic International Inc. (b) (l)                                                       -               5


Household Products - 0.0%
  Spectrum Brands Inc. (b)                                                                      2              54


Insurance - 3.2%
  ACE Ltd.                                                                                      7             320
  Aflac Inc.                                                                                    4             199
  AMBAC Financial Group Inc.                                                                    2             166
  American International Group Inc.                                                            21           1,326
  Aspen Insurance Holdings Ltd.                                                                 1              21
  Assurant Inc.                                                                                 2              91
  Axis Capital Holdings Ltd.                                                                    1              31
  Genworth Financial Inc. - Class A                                                             4             116
  Hartford Financial Services Group Inc.                                                        4             278
  Hilb Rogal & Hobbs Co.                                                                        2              71
  MBIA Inc.                                                                                     4             230
  MetLife Inc.                                                                                  1              30
  MGIC Investment Corp.                                                                         1              58
  Montpelier Re Holdings Ltd.                                                                   4              89
  PartnerRe Ltd.                                                                                2              96
  Platinum Underwriters Holdings Ltd.                                                           3              78
  Scottish Re Group Ltd.                                                                       14             329
  Specialty Underwriters' Alliance Inc. (b)                                                     5              38
  St. Paul Travelers Cos. Inc.                                                                  5             215
  Universal American Financial Corp. (b)                                                        3              57
  USI Holdings Corp. (b)                                                                        6              82
  XL Capital Ltd. - Class A                                                                     1              82
                                                                                                            4,003
Internet - 1.2%
  Avocent Corp. (b)                                                                             3              93
  Covad Communications Group Inc. (b) (l)                                                     130             137
  eBay Inc. (b)                                                                                 3             131
  Google Inc. - Class A (b)                                                                     1             364
  KB Home                                                                                       4             307
  Netbank Inc.                                                                                 15             128
  Symantec Corp. (b)                                                                            5             107
  TIBCO Software Inc. (b)                                                                       4              34
  Yahoo! Inc. (b)                                                                               6             193
                                                                                                            1,494
Iron & Steel - 0.1%
  Nucor Corp.                                                                                   -               6
  Usinas Siderurgicas de Minas Gerais SA - Class A                                              3              63
                                                                                                               69
Leisure Time - 0.4%
  Brunswick Corp.                                                                               3             121
  Carnival Corp.                                                                                2              85
  Royal Caribbean Cruises Ltd.                                                                  4             181
  WMS Industries Inc. (b)                                                                       4              98
                                                                                                              485
Lodging - 0.2%
  Boyd Gaming Corp.                                                                             1              39
  Kerzner International Ltd. (b)                                                                3             172
  Station Casinos Inc.                                                                          -               7
                                                                                                              218
Machinery - 0.4%
  AGCO Corp. (b)                                                                                1              16
  Albany International Corp.                                                                    2              63
  Atlas Copco AB - Class B                                                                      6              97
  Briggs & Stratton Corp.                                                                       2              80
  Deere & Co.                                                                                   2             147
  Manitowoc Co.                                                                                 1              60
  Weir Group Plc                                                                                6              43
                                                                                                              506
Manufacturing - 3.7%
  3M Corp.                                                                                      3             205
  Acuity Brands Inc.                                                                            2              47
  AO Smith Corp.                                                                                3              91
  Cooper Industries Ltd. - Class A                                                              1              48
  Danaher Corp.                                                                                 2              86
  E.ON AG                                                                                       1              64
  General Electric Corp.                                                                       65           2,172
  Hexcel Corp. (b)                                                                              6             106
  Honeywell Inernational Inc.                                                                   9             331
  Larsen & Toubro Ltd.                                                                          4             121
  Mettler Toledo International Inc. (b)                                                         2             107
  Rinker Group Ltd.                                                                            12             147
  Smiths Group Plc                                                                              8             142
  SPX Corp. (l)                                                                                 4             170
  Synthes Inc.                                                                                  1             151
  Tyco International Ltd.                                                                      20             557
                                                                                                            4,545
Media - 1.4%
  Antena 3 de Television SA                                                                     6             109
  Citadel Broadcasting Corp. (b)                                                               15             211
  Clear Channel Communications Inc.                                                             4             118
  DirecTV Group Inc. (b)                                                                        7              99
  Discovery Holding Co. (b)                                                                     1              11
  EW Scripps Co.                                                                                3             130
  Liberty Global Inc. (b)                                                                       4             105
  Liberty Media Corp. - Class A (b)                                                            18             148
  McGraw-Hill Cos. Inc.                                                                         2              96
  News Corp Inc.                                                                               14             219
  Radio One Inc. (b) (l)                                                                        4              54
  Salem Communications Corp. - Class A (b)                                                      2              40
  SES Global SA                                                                                 4              66
  TVN SA (b)                                                                                    3              56
  Vivendi Universal SA - ADR                                                                    1              43
  Walt Disney Co.                                                                              10             241
                                                                                                            1,746
Metal Fabrication & Hardware - 0.5%
  Alcan Inc.                                                                                    1              29
  Precision Castparts Corp.                                                                     6             308
  Timken Co.                                                                                    8             237
                                                                                                              574
Mining - 1.4%
  Agnico-Eagle Mines Ltd.                                                                       8             114
  Alcan Inc.                                                                                    6             184
  Alcoa Inc.                                                                                    9             225
  Compass Minerals International Inc.                                                           3              69
  Falconbridge Ltd.                                                                             8             206
  Goldcorp Inc.                                                                                13             254
  Goldcorp Inc.                                                                                 -               2
  Ivanhoe Mines Ltd. (b)                                                                        3              24
  LionOre Mining International Ltd. (b)                                                         3              17
  Massey Energy Co.                                                                             1              72
  Meridian Gold Inc. (b)                                                                       15             332
  Newmont Mining Corp.                                                                          -               5
  Stillwater Mining Co. (b)                                                                    10              90
  Teck Cominco Ltd.                                                                             3             130
  TreeHouse Foods Inc. (b)                                                                      1              27
                                                                                                            1,751
Office & Business Equipment - 0.2%
  Xerox Corp. (b)                                                                              19             259


Office Furnishings - 0.1%
  Herman Miller Inc.                                                                            1              15
  Interface Inc. (b)                                                                           15             124
                                                                                                              139
Oil & Gas Producers - 4.0%
  Cabot Oil & Gas Corp. - Class A                                                               2             116
  Canadian Natural Resources Ltd.                                                               1              68
  Chesapeake Enegy Corp.                                                                        7             283
  Encana Corp.                                                                                  6             327
  Goodrich Petroleum Corp. (b)                                                                  -               7
  Grey Wolf Inc. (b) (l)                                                                       21             174
  Holly Corp.                                                                                   4             258
  KCS Energy Inc. (b)                                                                           1              19
  Mariner Energy Inc. (b) (p)                                                                   4              88
  McMoRan Exploration Co. (b) (l)                                                               3              66
  Nabors Industries Ltd. (b)                                                                    2             151
  Penn Virginia Corp.                                                                           3             144
  Petroleum Development Corp. (b)                                                               2              58
  Plains Exploration & Production Co. (b)                                                       3             116
  Pride International Inc. (b)                                                                 35             989
  Quicksilver Resources Inc. (b)                                                                6             301
  Range Resources Corp.                                                                         5             208
  Southwestern Energy Co. (b)                                                                   1              95
  Ultra Petroleum Corp. (b)                                                                     2             102
  Valero Energy Corp.                                                                          12           1,334
                                                                                                            4,904
Oil & Gas Services - 4.7%
  BJ Services Co.                                                                              18             630
  Grant Prideco Inc. (b)                                                                       29           1,163
  Halliburton Co.                                                                              22           1,473
  National Oilwell Varco Inc. (b)                                                              26           1,740
  Smith International Inc.                                                                      8             253
  Weatherford International Ltd. (b)                                                            8             556
                                                                                                            5,815
Packaging & Containers - 0.6%
  Crown Holdings Inc. (b)                                                                       1              21
  Owens-Illinois Inc. (b)                                                                      16             332
  Packaging Corp.                                                                               2              31
  Pactiv Corp. (b)                                                                             13             234
  Smurfit-Stone Container Corp. (b) (l)                                                        10             105
                                                                                                              723
Pharmaceuticals - 2.8%
  Alcon Inc.                                                                                    1              90
  AmerisourceBergen Corp.                                                                       1              70
  Angiotech Pharmaceuticals Inc. (b)                                                            3              35
  Atherogenics Inc. (b) (l)                                                                     7             114
  Barr Laboratories Inc.                                                                        3             161
  Cardinal Health Inc.                                                                          7             425
  Caremark Rx Inc. (b)                                                                          3             126
  Cephalon Inc. (b)                                                                             3             121
  Cipla Ltd.                                                                                    4              37
  Connetics Corp. (b) (l)                                                                      10             172
  CSL Ltd.                                                                                      6             187
  Guilford Pharmaceuticals Inc. (b)                                                            16              57
  Jean Coutu Group Inc.                                                                         6             107
  Medarex Inc. (b)                                                                              7              63
  Medco Health Solutions Inc. (b)                                                               3             148
  Medimmune Inc. (b)                                                                            2              50
  Novartis AG - ADR                                                                             5             275
  Omnicare Inc.                                                                                 1              28
  OSI Pharmaceuticals Inc. (b)                                                                  5             135
  Pfizer Inc.                                                                                  10             246
  Prestige Brands Holdings Inc. (b)                                                             -               5
  Schering-Plough Corp.                                                                         5             103
  Teva Pharmaceutical Industries Ltd. - ADR                                                     8             257
  Wyeth                                                                                         9             430
                                                                                                            3,442
Pipelines - 0.1%
  EL Paso Corp. (l)                                                                             6              76


Real Estate - 0.8%
  Alexandria Real Estate Equites Inc.                                                           -              33
  BRE Properties Inc. - Class A                                                                 -               4
  CBL & Associates Properties Inc.                                                              1              49
  Centerpoint Properties Trust                                                                  2              90
  Corporate Office Properties Trust SBI MD                                                      1              38
  Corrections Corp. (b)                                                                         1              56
  Digital Realty Trust Inc.                                                                     1              16
  Duke Realty Corp.                                                                             1              20
  Education Realty Trust Inc.                                                                   2              25
  Equity Lifestyle Properties Inc.                                                              1              59
  Equity Office Properties Trust                                                                2              69
  Equity Residential                                                                            4             140
  Highwoods Properties Inc.                                                                     1              24
  Penn Real Estate Investment Trust                                                             1              34
  Reckson Associate Realty Corp.                                                                2              69
  Trizec Properties Inc.                                                                        4              86
  United Dominion Realty Trust Inc.                                                             4              83
  Vornado Realty Trust                                                                          1             104
                                                                                                              999
Retail - 2.3%
  Aeropostale Inc. (b)                                                                          3              70
  Best Buy Co. Inc.                                                                             1              63
  Big 5 Sporting Goods Corp.                                                                    3              79
  Brinker International Inc. (b)                                                                3             109
  Carriage Services Inc. (b)                                                                    5              30
  Circuit City Stores Inc.                                                                      1              19
  CVS Corp.                                                                                     8             238
  Dollar Tree Stores Inc. (b)                                                                   5             104
  Edgars Consolidated Stores Ltd.                                                               4              20
  Family Dollar Stores Inc.                                                                     1              24
  Federated Department Stores Inc.                                                              2             120
  Finish Line - Class A                                                                         -               4
  Fred's Inc.                                                                                   7              93
  Home Depot Inc.                                                                               6             233
  JC Penney Corp. Inc.                                                                          2             118
  Linens 'n Things Inc. (b)                                                                     2              56
  McDonald's Corp.                                                                             11             372
  OfficeMax Inc.                                                                                1              41
  Outback Steakhouse Inc.                                                                       1              51
  Pacific Sunwear of California (b)                                                             6             122
  PEP Boys-Manny Moe & Jack                                                                     5              65
  Rite Aid Corp. (b)                                                                            7              26
  Ross Stores Inc.                                                                              3              62
  Staples Inc.                                                                                  3              62
  Target Corp.                                                                                  -              10
  TJX Cos. Inc.                                                                                 2              37
  Wal-Mart de Mexico SA de CV                                                                   5              24
  Wal-Mart Stores Inc.                                                                         12             535
  World Fuel Services Corp.                                                                     1              29
                                                                                                            2,816
Savings & Loans - 0.6%
  Fidelity Bankshares Inc.                                                                      3              78
  First Niagara Financial Group Inc.                                                            2              25
  Golden West Financial Corp.                                                                   1              59
  Hudson City Bancorp. Inc.                                                                     8              99
  KNBT Bancorp Inc.                                                                             2              30
  New York Community Bancorp. Inc. (l)                                                          5              80
  NewAlliance Bancshares Inc.                                                                   6              92
  Sovereign Bancorp Inc.                                                                       10             229
                                                                                                              692
Semiconductors - 3.7%
  Agere Systems Inc (b)                                                                        35             361
  AMIS Holdings Inc. (b)                                                                        1              13
  Amkor Technology Inc. (b) (l)                                                                20              86
  Analog Devices Inc.                                                                           1              45
  ASM International NV (b)                                                                      3              44
  ATI Technologies Inc. (b)                                                                     1              10
  ATMI Inc. (b)                                                                                15             456
  Axcelis Technologies Inc. (b)                                                                25             130
  Cascade Microtech Inc. (b)                                                                    3              40
  Credence Systems Corp. (b)                                                                   14             111
  Cypress Semiconductor Corp. (b) (l)                                                           3              50
  Fairchild Semiconductor International Inc. (b)                                               18             265
  Formfactor Inc. (b)                                                                           4             100
  Freescale Semiconductor Inc. (b)                                                             61           1,449
  Integrated Device Technology Inc. (b)                                                         3              29
  Intel Corp.                                                                                   2              39
  Intersil Corp.                                                                               13             292
  Linear Technology Corp.                                                                       1              53
  LTX Corp. (b)                                                                                31             130
  Maxim Integrated Products Inc.                                                                1              21
  Microchip Technology Inc.                                                                     2              66
  National Semiconductor Corp.                                                                 16             431
  ON Semiconductor Corp. (b)                                                                   10              52
  PMC - Sierra Inc. (b) (l)                                                                     8              69
  Silicon Laboratories Inc. (b)                                                                 4             122
  Teradyne Inc. (b)                                                                             7             122
                                                                                                            4,586
Software - 1.3%
  Activision Inc. (b)                                                                           3              69
  BEA Systems Inc. (b)                                                                         21             189
  Cadence Design Systems Inc. (b) (l)                                                           8             133
  Citrix Systems Inc. (b)                                                                       2              50
  Cognos Inc. (b)                                                                               3             147
  Filenet Corp. (b)                                                                             2              61
  Hyperion Solutions Corp. (b)                                                                  2              92
  JDA Software Group Inc. (b)                                                                   1              17
  Microsoft Corp.                                                                              28             723
  Oracle Corp. (b)                                                                              1              14
  Take-Two Interactive Software Inc. (b) (l)                                                    3              75
  Ulticom Inc. (b)                                                                              -               1
                                                                                                            1,571
Storage/Warehousing - 0.1%
  UTI Worldwide Inc.                                                                            1              85


Telecommunications - 2.6%
  Andrew Corp. (b)                                                                              4              47
  AT&T Corp.                                                                                    4              69
  Avaya Inc. (b)                                                                               22             228
  BellSouth Corp.                                                                               4              95
  EchoStar Communications Corp.                                                                 7             207
  Mastec Inc. (b)                                                                              10             110
  Nextel Partners Inc. (b) (l)                                                                  9             213
  NII Holdings Inc. - Class B (b)                                                               2             203
  NTL Inc. (b)                                                                                  5             361
  SBC Communications Inc.                                                                      25             609
  Sprint Nextel Corp.                                                                          17             396
  Telewest Global Inc. (b)                                                                      6             138
  Verizon Communications Inc.                                                                  14             451
  Wireless Facilities Inc. (b)                                                                  5              28
                                                                                                            3,156
Telecommunications Equipment - 0.5%
  Harris Corp.                                                                                  3             134
  Juniper Networks Inc. (b)                                                                     3              64
  MTN Group Ltd.                                                                                5              39
  Network Appliance Inc. (b)                                                                    -               5
  Qualcomm Inc.                                                                                 3             148
  Sycamore Networks Inc. (b)                                                                   49             186
                                                                                                              576
Textiles - 0.0%
  Cintas Corp.                                                                                  1              41


Tobacco - 1.1%
  Altria Group Inc.                                                                            18           1,356


Toys & Hobbies - 0.0%
  Forward Air Corp.                                                                             -               7


Transportation - 0.9%
  Alexander & Baldwin Inc.                                                                      3             155
  Burlington Northern Santa Fe Corp.                                                            4             215
  EGL Inc. (b)                                                                                  5             136
  Laidlaw International Inc.                                                                   11             256
  Norfolk Southern Corp.                                                                        7             296
  OMI Corp.                                                                                     3              45
  Seaspan Corp. (b)                                                                             1              27
  US Xpress Enterprises Inc. (b)                                                                -               5
                                                                                                            1,135
Wireless Telecommunications - 1.0%
  American Tower Corp.                                                                         30             744
  Crown Castle International Corp.                                                              9             227
  Motorola Inc.                                                                                12             263
  Partner Communications (b)                                                                    1               9
                                                                                                            1,243

  Total Common Stocks (cost $73,845)                                                                       85,931
Preferred Stocks - 0.2%
Diversified Financial Services - 0.0%
  Lazard Ltd., 6.625%, 05/15/08 (b)                                                             2              43


Environmental Control - 0.1%
  XL Capital Ltd., 6.50%, 05/15/07 (b)                                                          3              68


Telecommunications Equipment - 0.1%
  Liberty Global Inc. - Class A (b)                                                             4             110

  Total Preferred Stocks (cost $180)                                                                          221
Corporate Bonds - 0.1%
Auto Parts & Equipment - 0.0%
  Exide Technologies, 2.37%, 09/18/13 (e) (g) (j)                                              10               5


Computers - 0.0%
  Maxtor Corp., 2.375%, 08/15/12 (e) (j)                                                       20              18


Healthcare - 0.0%
  Cyberonics Inc., 3.00%, 09/27/12 (e) (j)                                                     10               9
  Human Genome Sciences Inc., 2.25%, 08/15/12 (e) (j)                                          10              10
                                                                                                               19
Oil & Gas Producers - 0.1%
  McMoRan Exploration Co., 6.00%, 07/02/08 (j)                                                 50              74
  McMoRan Exploration Co., 5.25%, 10/06/11 (e) (j)                                             20              26
                                                                                                              100
Telecommunications - 0.0%
  Level 3 Communications Inc., 5.25%, 12/15/11 (e) (j)                                         20              14

  Total Corporate Bonds (cost $161)                                                                           156
Government Securities - 28.8%
U.S. Treasury Securities - 28.8%
  U.S. Treasury Bond, 6.125%, 08/15/29 (l)                                                  4,300           5,235
  U.S. Treasury Note, 2.75%, 06/30/06 (l)                                                  11,603          11,493
  U.S. Treasury Note, 3.625%, 06/30/07 (l)                                                    265             262
  U.S. Treasury Note, 3.875%, 07/31/07 (l)                                                    701             697
  U.S. Treasury Note, 3.375%, 09/15/09 (l)                                                  7,824           7,590
  U.S. Treasury Note, 4.25%, 11/15/13 (l)                                                   7,885           7,851
  U.S. Treasury Note, 4.25%, 11/15/14 (l)                                                   2,400           2,383

  Total Government Securities (cost $35,100)                                                               35,511
Short Term Investments - 32.5%
Money Market Funds - 0.9%
  Dreyfus Cash Management Plus Fund, 3.64% (a)                                              1,067           1,067


Securities Lending Collateral - 31.7%
  Mellon GSL Delaware Business Trust Collateral Fund                                       39,019          39,019

  Total Short Term Investments (cost $40,086)                                                              40,086
Total Investments - 131.4% (cost $149,372)                                                                161,905

Other Assets and Liabilities, Net -  (31.4%)                                                             (38,717)

Total Net Assets - 100%                                                                                  $123,188

JNL/FMR Capital Growth Fund
Common Stocks - 97.3%
Advertising - 3.2%
  Getty Images Inc. (b)                                                                        45          $3,875
  Omnicom Group Inc. (l)                                                                       34           2,860
                                                                                                            6,735
Aerospace & Defense - 1.9%
  ARGON ST Inc. (b)                                                                            15             437
  Empresa Brasileira de Aeronautica SA - ADR                                                   85           3,269
  US Airways Group Inc. (b) (l)                                                                12             260
                                                                                                            3,966
Agriculture - 3.3%
  Monsanto Co.                                                                                 72           4,512
  Mosaic Co. (b) (l)                                                                          156           2,492
                                                                                                            7,004
Apparel - 1.0%
  Phillips-Van Heusen                                                                          63           1,960
  Urban Outfitters Inc. (b)                                                                     2              59
                                                                                                            2,019
Auto Parts & Equipment - 0.1%
  Johnson Controls Inc.                                                                         2             143


Beverages - 1.3%
  Molson Coors Brewing Co. (l)                                                                 44           2,784


Building Materials - 1.9%
  Martin Marietta Materials Inc.                                                               25           1,969
  Texas Industries Inc.                                                                        40           2,176
                                                                                                            4,145
Chemicals - 2.8%
  Ashland Inc.                                                                                 17             939
  Potash Corp.                                                                                 56           5,141
                                                                                                            6,080
Commercial Services - 3.3%
  Career Education Corp. (b)                                                                   82           2,925
  Global Cash Access Inc. (b) (l)                                                              57             804
  Service Corp.                                                                               120             993
  Universal Technical Institute Inc. (b)                                                       42           1,482
  Wright Express Corp. (b)                                                                     46             994
                                                                                                            7,198
Computers - 0.9%
  Openwave Systems Inc. (b) (l)                                                                22             387
  SanDisk Corp. (b)                                                                            31           1,481
                                                                                                            1,868
Distribution & Wholesale - 0.6%
  CDW Corp.                                                                                    24           1,408


Diversified Financial Services - 2.1%
  Calamos Asset Management Inc.                                                                81           1,993
  Greenhill & Co. Inc. (l)                                                                     36           1,518
  Lazard Ltd. - Class A                                                                        42           1,070
                                                                                                            4,581
Electric - 0.4%
  Reliant Energy Inc. (b)                                                                      50             769


Electrical Components & Equipment - 1.1%
  Nvidia Corp. (b)                                                                             67           2,307


Electronics - 1.4%
  Agilent Technologies Inc. (b)                                                                15             485
  Flir Systems Inc. (b) (l)                                                                     1              35
  Symbol Technologies Inc.                                                                    192           1,863
  Trimble Navigation Ltd. (b)                                                                  17             577
                                                                                                            2,960
Engineering & Construction - 1.2%
  Fluor Corp.                                                                                  36           2,318
  Grupo Aeroportuario del Sureste SA de CV                                                      6             223
                                                                                                            2,541
Entertainment - 0.3%
  Sportingbet Plc (b)                                                                         101             559


Food - 3.0%
  Safeway Inc.                                                                                258           6,600


Healthcare - 2.4%
  CR Bard Inc.                                                                                  2             112
  Cytyc Corp. (b)                                                                             173           4,648
  Health Net Inc. (b)                                                                           9             430
  WebMD Health Corp. - Class A (b)                                                              -              10
                                                                                                            5,200
Holding Companies - Diversified - 0.1%
  Sinochem Hong Kong Holding Ltd. (b)                                                       1,079             189


Home Furnishings - 7.2%
  Harman International Industries Inc.                                                        153          15,688


Internet - 2.4%
  Arbinet-thexchange Inc. (b)                                                                 261           1,880
  Cogent Communications Group Inc. (b) (l)                                                     22             105
  eBay Inc. (b)                                                                                23             927
  Google Inc. - Class A (b)                                                                     7           2,233
  Homestore Inc. (b)                                                                            2               7
                                                                                                            5,152
Leisure Time - 1.2%
  Royal Caribbean Cruises Ltd. (l)                                                             59           2,557


Lodging - 0.6%
  Las Vegas Sands Corp. (b) (l)                                                                43           1,399


Machinery - 0.9%
  Flowserve Corp. (b)                                                                          56           2,036


Manufacturing - 2.1%
  Eastman Kodak Co. (l)                                                                       170           4,124
  Smiths Group Plc                                                                             31             523
                                                                                                            4,647
Media - 1.3%
  DreamWorks Animation SKG Inc. (b)                                                            16             443
  Salem Communications Corp. - Class A (b)                                                    128           2,365
                                                                                                            2,808
Mining - 1.4%
  Novelis Inc.                                                                                139           2,973

Oil & Gas Producers - 2.8%
  Goodrich Petroleum Corp. (b)                                                                 73           1,720
  Tesoro Corp.                                                                                 64           4,330
                                                                                                            6,050
Oil & Gas Services - 8.9%
  Grant Prideco Inc. (b) (l)                                                                   92           3,724
  Halliburton Co.                                                                              21           1,446
  National Oilwell Varco Inc. (b)                                                             111           7,315
  SEACOR Holdings Inc. (b)                                                                     26           1,902
  Weatherford International Ltd. (b)                                                           72           4,964
                                                                                                           19,351
Packaging & Containers - 0.3%
  Pactiv Corp. (b)                                                                             32             552


Pharmaceuticals - 1.6%
  Neurocrine Biosciences Inc. (b) (l)                                                          72           3,529


Retail - 6.0%
  Aeropostale Inc. (b)                                                                         67           1,432
  Blockbuster Inc. - Class A (l)                                                               17              78
  Electronics Boutique Holdings Corp. (b)                                                      23           1,414
  Gamestop Corp. (b) (l)                                                                       15             466
  Knoll Inc.                                                                                  143           2,630
  PEP Boys-Manny Moe & Jack                                                                   168           2,329
  Tiffany & Co.                                                                               117           4,633
                                                                                                           12,982
Semiconductors - 0.7%
  Silicon Laboratories Inc. (b) (l)                                                            48           1,444

Software - 2.3%
  Research In Motion Ltd. (b)                                                                  72           4,952


Telecommunications - 12.3%
  Andrew Corp. (b)                                                                             87             971
  Citizens Communications Co.                                                                 251           3,396
  EchoStar Communications Corp.                                                                64           1,878
  Essex Corp. (b)                                                                              26             557
  Philippine Long Distance Telephone Co. - ADR (l)                                             72           2,198
  Sprint Nextel Corp.                                                                         751          17,849
                                                                                                           26,849
Telecommunications Equipment - 4.5%
  Comverse Technology Inc. (b)                                                                 67           1,768
  Harris Corp.                                                                                 57           2,391
  Juniper Networks Inc. (b)                                                                    68           1,622
  Network Appliance Inc. (b)                                                                    5             119
  Nokia OYJ - Class A - ADR                                                                   237           4,004
                                                                                                            9,904
Transportation - 2.0%
  Diana Shipping Inc. (l)                                                                      75           1,241
  DryShips Inc. (l)                                                                            35             594
  Horizon Lines Inc. - Class A (b)                                                             52             560
  Norfolk Southern Corp.                                                                       48           1,951
                                                                                                            4,346
Wireless Telecommunications - 7.3%
  American Tower Corp.                                                                        270           6,732
  Crown Castle International Corp.                                                            103           2,542
  Hutchison Telecommunications International Ltd. (b)                                         211           4,556
  Motorola Inc.                                                                                91           2,008
                                                                                                           15,838

  Total Common Stocks (cost $190,269)                                                                     212,113
Short Term Investments - 15.6%
Money Market Funds - 3.3%
  Dreyfus Cash Management Plus Fund, 3.64% (a)                                              7,109           7,109


Securities Lending Collateral - 12.3%
  Mellon GSL Delaware Business Trust Collateral Fund                                       26,835          26,835

  Total Short Term Investments (cost $33,944)                                                              33,944
Total Investments - 112.9% (cost $224,213)                                                                246,057

Other Assets and Liabilities, Net -  (12.9%)                                                             (28,209)

Total Net Assets - 100%                                                                                  $217,848

JNL/Franklin Templeton Small Cap Value Fund
Common Stocks - 79.8%
Airlines - 1.3%
  Skywest Inc.                                                                                 35            $928


Apparel - 1.6%
  Gymboree Corp. (b)                                                                           36             491
  Russell Corp.                                                                                16             225
  Timberland Co. - Class A (b)                                                                 13             439
                                                                                                            1,155
Auto Manufacturers - 1.5%
  Wabash National Corp.                                                                        49             967


Auto Parts & Equipment - 0.7%
  Superior Industries International (l)                                                        21             456


Banks - 0.7%
  Chemical Financial Corp.                                                                     10             332
  Peoples Bancorp. Inc.                                                                         4             102
                                                                                                              434
Building Materials - 1.4%
  Apogee Enterprises Inc.                                                                      28             472
  Genlyte Group Inc. (b)                                                                       10             471
                                                                                                              943
Chemicals - 5.3%
  Airgas Inc.                                                                                  30             898
  Cabot Corp.                                                                                  31           1,010
  RPM International Inc.                                                                       44             800
  Westlake Chemical Corp.                                                                      29             791
                                                                                                            3,499
Commercial Services - 0.7%
  ABM Industries Inc.                                                                           7             137
  Dollar Thrifty Automotive Group (b)                                                          10             343
                                                                                                              480
Distribution & Wholesale - 1.6%
  Hughes Supply Inc.                                                                           32           1,043


Diversified Financial Services - 0.1%
  National Financial Partners Corp.                                                             1              45


Electric - 0.9%
  Sierra Pacific Resources (b)                                                                 39             578


Electrical Components & Equipment - 0.3%
  Powell Industries Inc. (b)                                                                    8             182


Electronics - 0.5%
  Watts Water Technologies Inc.                                                                11             314


Engineering & Construction - 0.6%
  EMCOR Group Inc. (b)                                                                          7             403


Entertainment - 0.8%
  Intrawest Corp.                                                                              18             502


Environmental Control - 1.2%
  Mine Safety Appliances Co.                                                                   21             801


Forest Products & Paper - 1.4%
  Glatfelter                                                                                   38             531
  Mercer International Inc. (b) (l)                                                            47             391
                                                                                                              922
Hand & Machine Tools - 1.3%
  Baldor Electric Co.                                                                           -               3
  Kennametal Inc.                                                                              18             883
                                                                                                              886
Healthcare - 1.6%
  STERIS Corp.                                                                                 25             604
  West Pharmaceutical Services Inc.                                                            16             469
                                                                                                            1,073
Home Builders - 2.0%
  M/I Homes Inc.                                                                               11             613
  Monaco Coach Corp.                                                                           50             733
                                                                                                            1,346
Home Furnishings - 3.3%
  American Woodmark Corp.                                                                       7             232
  Bassett Furniture Industries Inc.                                                            18             328
  Ethan Allen Interiors Inc. (l)                                                               20             627
  Hooker Furniture Corp.                                                                       21             346
  La-Z-Boy Inc. (l)                                                                            51             677
                                                                                                            2,210
Household Products - 0.7%
  Russ Berrie & Co. Inc.                                                                       33             472


Insurance - 6.6%
  Aspen Insurance Holdings Ltd.                                                                42           1,241
  IPC Holdings Ltd.                                                                            29             940
  Montpelier Re Holdings Ltd. (l)                                                              44           1,091
  RLI Corp.                                                                                    12             555
  Stancorp Financial Group Inc.                                                                 6             514
                                                                                                            4,341
Internet - 0.9%
  Avocent Corp. (b)                                                                            19             589


Iron & Steel - 4.8%
  Gibraltar Industries Inc.                                                                    29             668
  Global Industries Ltd. (b)                                                                   28             413
  Reliance Steel & Aluminum Co.                                                                17             884
  Steel Dynamics Inc. (l)                                                                      35           1,189
                                                                                                            3,154
Leisure Time - 1.7%
  Thor Industries                                                                              33           1,136


Lodging - 1.7%
  Aztar Corp. (b)                                                                              21             635
  La Quinta Corp. (b)                                                                          55             478
                                                                                                            1,113
Machinery - 4.7%
  Briggs & Stratton Corp.                                                                      31           1,072
  CNH Global NV                                                                                13             256
  Graco Inc.                                                                                   27             926
  JLG Industries Inc. (l)                                                                      15             542
  Nordson Corp.                                                                                 8             285
                                                                                                            3,081
Manufacturing - 6.9%
  AO Smith Corp.                                                                               12             353
  Aptargroup Inc.                                                                               9             448
  Carlisle Cos. Inc. (l)                                                                        6             394
  CIRCOR International Inc.                                                                    19             519
  Lancaster Colony Corp.                                                                        5             194
  Mettler Toledo International Inc. (b)                                                        13             653
  Teleflex Inc.                                                                                 9             627
  York International Corp.                                                                     25           1,407
                                                                                                            4,595
Metal Fabrication & Hardware - 2.4%
  Mueller Industries Inc.                                                                      54           1,486
  Timken Co. (l)                                                                                4             130
                                                                                                            1,616
Oil & Gas Producers - 0.4%
  Atwood Oceanics Inc. (b)                                                                      4             295


Oil & Gas Services - 3.1%
  Lone Star Technologies Inc. (b)                                                              14             767
  Oil States International Inc. (b)                                                            14             508
  Tidewater Inc. (l)                                                                           16             754
                                                                                                            2,029
Pharmaceuticals - 1.2%
  Adams Respiratory Therapeutics Inc. (b)                                                       1              32
  NBTY Inc. (b)                                                                                32             745
                                                                                                              777
Real Estate - 0.8%
  Arbor Realty Trust Inc.                                                                      18             497


Retail - 8.3%
  Brown Shoe Co. Inc.                                                                          22             726
  Casey's General Stores Inc.                                                                  20             455
  Christopher & Banks Corp.                                                                    41             566
  Dillard's Inc. - Class A                                                                     24             507
  Linens 'n Things Inc. (b)                                                                    12             326
  Men's Wearhouse Inc. (b)                                                                     16             425
  Pier 1 Imports Inc. (l)                                                                      50             566
  Regis Corp.                                                                                  22             832
  West Marine Inc. (b)                                                                         54             800
  Zale Corp. (b)                                                                               12             315
                                                                                                            5,518
Savings & Loans - 1.6%
  First Indiana Corp.                                                                           7             245
  HOT Topic Inc. (b)                                                                           54             826
                                                                                                            1,071
Semiconductors - 0.7%
  Cohu Inc.                                                                                    20             475


Software - 0.9%
  Reynolds & Reynolds Co. - Class A (l)                                                        21             565


Telecommunications - 1.5%
  Omnivision Technologies Inc. (b) (l)                                                         78             979


Transportation - 2.1%
  Genesee & Wyoming Inc. - Class A (b)                                                          4             114
  Kansas City Southern (b)                                                                     19             431
  Offshore Logistics Inc. (b)                                                                   8             289
  OMI Corp.                                                                                    15             273
  Overseas Shipholding Group                                                                    5             303
                                                                                                            1,410

  Total Common Stocks (cost $48,945)                                                                       52,880
Short Term Investments - 31.8%
Money Market Funds - 9.9%
  Dreyfus Cash Management Plus Fund, 3.64% (a)                                              3,284           3,284
  Dreyfus Government Cash Management, 3.55% (a)                                             3,284           3,284
                                                                                                            6,568
Repurchase Agreement - 11.2%
  Repurchase Agreement with Mellon Trust, 0.40%,
       (Collateralized by $12,662 Federal Home Loan Mortgage
       Corporation, 3.50%, due 06/15/23,
       Market value $11,818) acquired on 09/30/05, due 10/01/05 at $7,409                   7,409           7,409


Securities Lending Collateral - 10.7%
  Mellon GSL Delaware Business Trust Collateral Fund                                        7,068           7,068

  Total Short Term Investments (cost $21,045)                                                              21,045
Total Investments - 111.6% (cost $69,990)                                                                  73,925

Other Assets and Liabilities, Net -  (11.6%)                                                              (7,689)

Total Net Assets - 100%                                                                                   $66,236

JNL/Goldman Sachs Mid Cap Value Fund
Common Stocks - 95.1%
Advertising - 1.0%
  Lamar Advertising Co. (b)                                                                    19            $862


Aerospace & Defense - 2.5%
  Alliant Techsystems Inc. (b)                                                                 13             993
  Rockwell Collins Inc.                                                                        22           1,065
                                                                                                            2,058
Agriculture - 0.7%
  Agrium Inc.                                                                                  24             535


Auto Parts & Equipment - 1.1%
  Autoliv Inc.                                                                                 10             414
  Lear Corp.                                                                                   13             431
                                                                                                              845
Banks - 7.2%
  Commerce Bancshares Inc.                                                                      7             368
  FirstMerit Corp.                                                                             26             689
  KeyCorp (l)                                                                                  22             722
  M&T Bank Corp. (l)                                                                           14           1,507
  Northern Trust Corp.                                                                         18             902
  Zions Bancorp.                                                                               20           1,457
                                                                                                            5,645
Beverages - 0.5%
  Pepsi Bottling Group Inc.                                                                    13             375


Biotechnology - 1.2%
  Charles River Laboratories International Inc. (b)                                            21             919


Building Materials - 1.5%
  American Standard Cos. Inc.                                                                  26           1,190


Chemicals - 1.2%
  Chemtura Corp.                                                                               22             274
  Rohm & Haas Co.                                                                              17             680
                                                                                                              954
Commercial Services - 1.0%
  BearingPoint Inc. (b) (l)                                                                   103             785


Distribution & Wholesale - 2.3%
  CDW Corp. (l)                                                                                 8             484
  Ingram Micro Inc.- Class A (b)                                                               34             635
  Tech Data Corp.                                                                              18             667
                                                                                                            1,786
Diversified Financial Services - 4.5%
  Bear Stearns Cos. Inc.                                                                       11           1,191
  CIT Group Inc.                                                                               27           1,219
  iStar Financial Inc.                                                                         29           1,157
                                                                                                            3,567
Electric - 9.9%
  CMS Energy Corp. (b)                                                                         12             191
  Edison International Inc.                                                                    31           1,465
  Entergy Corp.                                                                                21           1,576
  FirstEnergy Corp.                                                                            10             500
  PG&E Corp. (l)                                                                               40           1,583
  PPL Corp                                                                                     51           1,663
  Public Service Enterprise Group Inc.                                                          3             197
  Wisconsin Energy Corp.                                                                       15             611
                                                                                                            7,786
Electrical Components & Equipment - 0.4%
  PNM Resources Inc.                                                                           12             332


Electronics - 1.4%
  Amphenol Corp. - Class A                                                                      6             254
  Republic Services Inc. Class A                                                               24             850
                                                                                                            1,104
Food - 2.2%
  Archer-Daniels-Midland Co.                                                                   32             801
  Smithfield Foods Inc. (b) (l)                                                                30             892
                                                                                                            1,693
Forest Products & Paper - 1.5%
  Plum Creek Timber Co. Inc.                                                                   31           1,176


Gas - 1.8%
  AGL Resources Inc.                                                                           32           1,176
  Energen Corp.                                                                                 5             231
                                                                                                            1,407
Hand & Machine Tools - 0.8%
  Stanley Works                                                                                13             628


Healthcare - 3.2%
  Apria Healthcare Group Inc.                                                                  24             778
  Health Net Inc. (b)                                                                          26           1,210
  WebMD Corp. (b)                                                                              48             531
                                                                                                            2,519
Home Builders - 1.9%
  Lennar Corp.                                                                                 25           1,518

Household Products - 1.3%
  Clorox Co.                                                                                   18           1,005


Insurance - 7.7%
  AMBAC Financial Group Inc.                                                                   20           1,429
  Everest Re Group Ltd.                                                                        11           1,107
  PartnerRe Ltd.                                                                               11             722
  PMI Group Inc. (l)                                                                           15             594
  RenaissanceRe Holdings Ltd.                                                                  16             702
  Torchmark Corp.                                                                              18             928
  Willis Group Holdings Ltd.                                                                   15             556
                                                                                                            6,038
Internet - 0.7%
  Avocent Corp. (b)                                                                            18             560


Investment Companies - 0.4%
  American Capital Strategies Ltd.                                                              9             345


Iron & Steel - 0.6%
  Allegheny Technologies Inc.                                                                   8             240
  Carpenter Technology Corp.                                                                    3             199
                                                                                                              439
Lodging - 1.6%
  Harrah's Entertainment Inc.                                                                  19           1,229


Machinery - 1.3%
  Zebra Technologies Corp (b)                                                                  26           1,009


Manufacturing - 2.0%
  Carlisle Cos. Inc.                                                                            8             515
  Cooper Industries Ltd. - Class A                                                             15           1,029
                                                                                                            1,544
Media - 1.8%
  Dow Jones & Co. Inc. (l)                                                                     37           1,412


Office & Business Equipment - 0.5%
  Xerox Corp. (b)                                                                              28             381


Oil & Gas Producers - 6.9%
  EOG Resources Inc.                                                                           31           2,357
  Frontier Oil Corp.                                                                           11             473
  Noble Energy Inc.                                                                            35           1,661
  Range Resources Corp.                                                                        24             932
                                                                                                            5,423
Oil & Gas Services - 2.8%
  BJ Services Co.                                                                              44           1,580
  Teekay Shipping Corp. (l)                                                                    15             635
                                                                                                            2,215
Packaging & Containers - 1.8%
  Newell Rubbermaid Inc. (l)                                                                   42             952
  Packaging Corp. (l)                                                                          25             494
                                                                                                            1,446
Pharmaceuticals - 1.7%
  Medimmune Inc. (b)                                                                           39           1,324


Pipelines - 2.8%
  Western Gas Resources Inc.                                                                   12             596
  Williams Cos. Inc.                                                                           65           1,619
                                                                                                            2,215
Real Estate - 3.9%
  Apartment Investment & Management Co.                                                        25             965
  Developers Divers Realty Corp. (l)                                                           20             919
  Equity Residential                                                                           11             408
  Healthcare Realty Trust Inc.                                                                  5             204
  Prentiss Properties Trust                                                                    14             555
                                                                                                            3,051
Retail - 4.8%
  Federated Department Stores Inc.                                                             23           1,547
  JC Penney Corp. Inc.                                                                         26           1,219
  Ross Stores Inc.                                                                             20             470
  Talbots Inc.                                                                                 18             542
                                                                                                            3,778
Semiconductors - 0.8%
  Freescale Semiconductor Inc. (b)                                                             15             357
  Tessera Technologies Inc. (b)                                                                10             310
                                                                                                              667
Software - 1.0%
  Activision Inc. (b)                                                                          38             771


Textiles - 1.3%
  Mohawk Industries Inc. (b)                                                                   13           1,062


Tobacco - 0.8%
  Reynolds American Inc (l)                                                                     8             657


Transportation - 0.8%
  Norfolk Southern Corp.                                                                       16             634

  Total Common Stocks (cost $69,274)                                                                       74,889
Short Term Investments - 10.0%
Money Market Funds - 4.1%
  Dreyfus Cash Management Plus Fund, 3.64% (a)                                              3,237           3,237


Securities Lending Collateral - 5.9%
  Mellon GSL Delaware Business Trust Collateral Fund                                        4,622           4,622

  Total Short Term Investments (cost $7,859)                                                                7,859
Total Investments - 105.1% (cost $77,133)                                                                  82,748

Other Assets and Liabilities, Net -  (5.1%)                                                               (4,037)

Total Net Assets - 100%                                                                                   $78,711

JNL/JPMorgan International Equity Fund
Common Stocks - 99.4%
Advertising - 1.0%
  WPP Group Plc                                                                               177          $1,800


Auto Manufacturers - 3.1%
  Bayerische Motoren Werke AG                                                                  60           2,799
  Honda Motor Co. Ltd.                                                                         51           2,884
                                                                                                            5,683
Banks - 18.9%
  ABN AMRO Holding NV                                                                          99           2,371
  Banco Popular Espanol SA                                                                    203           2,470
  Bank of Ireland                                                                              96           1,524
  Barclays Plc                                                                                302           3,054
  BNP Paribas                                                                                  38           2,913
  Dexia                                                                                        99           2,225
  HSBC Holdings PLC                                                                           343           5,577
  Mitsubishi UFJ Financial Group Inc. (l)                                                       -           4,436
  Royal Bank of Scotland Group Plc                                                             96           2,719
  Standard Chartered Plc                                                                      103           2,230
  UBS AG                                                                                       47           3,995
  UniCredito Italiano SpA                                                                     335           1,890
                                                                                                           35,404
Beverages - 0.9%
  Fomento Economico Mexicano SA de CV - ADR                                                    22           1,510


Building Materials - 5.1%
  Cie de Saint-Gobain                                                                          51           2,918
  Daikin Industries Ltd.                                                                       57           1,516
  Holcim Ltd.                                                                                  39           2,558
  Imerys SA                                                                                    13             933
  Lafarge SA (l)                                                                               20           1,772
                                                                                                            9,697
Chemicals - 2.7%
  BASF AG                                                                                      20           1,468
  Nitto Denko Corp.                                                                            34           1,931
  Shin-Etsu Chemical Co. Ltd.                                                                  38           1,635
                                                                                                            5,034
Commercial Services - 1.1%
  Adecco SA                                                                                    46           2,103


Cosmetics & Personal Care - 0.7%
  Kao Corp.                                                                                    55           1,354


Distribution & Wholesale - 4.9%
  Esprit Holdings Ltd.                                                                        127             950
  Mitsubishi Corp.                                                                            124           2,441
  Sumitomo Corp.                                                                              244           2,575
  Wolseley Plc                                                                                158           3,352
                                                                                                            9,318
Diversified Financial Services - 3.1%
  Credit Saison Co. Ltd.                                                                       40           1,759
  Fortis                                                                                       55           1,600
  Nikko Cordial Corp.                                                                         130           1,498
  Takefuji Corp. (l)                                                                           14           1,063
                                                                                                            5,920
Electric - 1.3%
  National Grid Plc                                                                           184           1,725
  Sharp Corp.                                                                                  56             811
                                                                                                            2,536
Electrical Components & Equipment - 0.8%
  Fanuc Ltd.                                                                                   18           1,488


Electronics - 5.3%
  Hirose Electric Co. Ltd.                                                                      8             921
  Hoya Corp.                                                                                   18             594
  Hoya Corp. (b)                                                                               54           1,826
  Koninklijke Philips Electronics NV                                                           72           1,920
  Matsushita Electric Industrial Co. Ltd.                                                      75           1,270
  Samsung Electronics Co. Ltd.                                                                  4           1,181
  Samsung Electronics Co. Ltd. - GDR (e)                                                        3             711
  Secom Co. Ltd.                                                                               31           1,491
                                                                                                            9,914
Food - 5.0%
  Nestle SA                                                                                    12           3,642
  Tesco Plc                                                                                   645           3,523
  WM Morrison Supermarkets Plc                                                                726           2,277
                                                                                                            9,442
Gas - 2.8%
  BG Group Plc                                                                                365           3,466
  Centrica Plc                                                                                412           1,786
                                                                                                            5,252
Hand & Machine Tools - 1.2%
  Nidec Corp. (b)                                                                              12             662
  SMC Corp.                                                                                    12           1,544
                                                                                                            2,206
Healthcare - 0.9%
  Smith & Nephew Plc                                                                          212           1,780


Home Furnishings - 0.8%
  Kingfisher Plc                                                                              391           1,488


Insurance - 3.3%
  AXA SA                                                                                       96           2,642
  ING Groep NV                                                                                 60           1,773
  Zurich Financial Services AG (b)                                                             11           1,857
                                                                                                            6,272
Lodging - 0.2%
  Intercontinental Hotels Group Plc                                                            32             408


Manufacturing - 1.1%
  Siemens AG                                                                                   28           2,120


Media - 2.1%
  Mediaset SpA                                                                                 79             930
  Reed Elsevier NV                                                                            114           1,576
  Wolters Kluwer NV                                                                            80           1,496
                                                                                                            4,002
Mining - 3.1%
  BHP Billiton Ltd.                                                                           141           2,394
  Cia Vale do Rio Doce - ADR                                                                   81           3,531
                                                                                                            5,925
Office & Business Equipment - 1.6%
  Canon Inc.                                                                                   57           3,100


Oil & Gas Producers - 8.4%
  ENI SpA                                                                                     236           7,006
  Total SA                                                                                     33           8,916
                                                                                                           15,922
Pharmaceuticals - 9.2%
  Astellas Pharma Inc.                                                                         63           2,358
  Chugai Pharmaceutical Co. Ltd.                                                               45             860
  GlaxoSmithKline Plc                                                                         210           5,334
  Novartis AG                                                                                  73           3,714
  Roche Holding AG                                                                             27           3,728
  Schering AG                                                                                  23           1,460
                                                                                                           17,454
Real Estate - 1.0%
  British Land Co. Plc                                                                        116           1,932


Software - 1.7%
  Dassault Systemes SA                                                                         30           1,557
  SAP AG                                                                                        9           1,561
                                                                                                            3,118
Telecommunications Equipment - 2.5%
  Nokia OYJ                                                                                   156           2,621
  Telefonaktiebolaget LM Ericsson - Class B                                                   587           2,144
                                                                                                            4,765
Tobacco - 1.0%
  Altadis SA                                                                                   43           1,945


Toys & Hobbies - 0.6%
  Nintendo Co. Ltd.                                                                            10           1,131


Transportation - 0.9%
  Deutsche Post AG                                                                             73           1,717


Wireless Telecommunications - 3.1%
  Vodafone Airtouch Plc                                                                     2,260           5,880

  Total Common Stocks (cost $169,811)                                                                     187,620
Short Term Investments - 18.4%
Money Market Funds - 0.7%
  Dreyfus Cash Management Plus Fund, 3.64% (a)                                              1,360           1,360


Securities Lending Collateral - 17.7%
  Mellon GSL Delaware Business Trust Collateral Fund                                       33,462          33,462

  Total Short Term Investments (cost $34,822)                                                              34,822
Total Investments - 117.8% (cost $204,633)                                                                222,442

Other Assets and Liabilities, Net -  (17.8%)                                                             (33,683)

Total Net Assets - 100%                                                                                  $188,759

JNL/JPMorgan International Value Fund
Common Stocks - 97.8%
Aerospace & Defense - 1.3%
  BAE Systems Plc                                                                             437          $2,650

Agriculture - 2.1%
  Japan Tobacco Inc.                                                                            -           4,163


Auto Manufacturers - 5.9%
  DaimlerChrysler AG                                                                           75           3,997
  Honda Motor Co. Ltd.                                                                         43           2,426
  Toyota Motor Corp.                                                                          123           5,625
                                                                                                           12,048
Banks - 20.9%
  Alpha Bank AE                                                                                74           2,089
  Australia & New Zealand Banking Group Ltd.                                                  175           3,196
  Banca Intesa SpA                                                                            276           1,288
  Barclays Plc                                                                                529           5,346
  BNP Paribas                                                                                  41           3,147
  Deutsche Bank AG                                                                             55           5,181
  HSBC Holdings PLC                                                                           399           6,458
  Kookmin Bank - ADR                                                                           42           2,465
  Mitsubishi UFJ Financial Group Inc.                                                           -           4,744
  Royal Bank of Scotland Group Plc                                                            168           4,769
  UniCredito Italiano SpA                                                                     676           3,812
                                                                                                           42,495
Chemicals - 2.2%
  Bayer AG                                                                                    121           4,440


Distribution & Wholesale - 4.4%
  Itochu Corp.                                                                                477           3,282
  Koninklijke Wessanen NV                                                                      63           1,072
  Mitsui & Co. Ltd.                                                                           220           2,754
  Wolseley Plc                                                                                 82           1,727
                                                                                                            8,835
Diversified Financial Services - 3.8%
  Daiwa Securities Group Inc.                                                                 426           3,329
  Societe Generale - Class A                                                                   38           4,308
                                                                                                            7,637
Electric - 4.2%
  Iberdrola SA                                                                                124           3,469
  International Power Plc (b)                                                                 756           3,315
  National Grid Plc                                                                           195           1,831
                                                                                                            8,615
Electrical Components & Equipment - 2.3%
  Mitsubishi Electric Corp.                                                                   444           2,843
  Samsung Electronics Co. Ltd.                                                                  3           1,857
                                                                                                            4,700
Electronics - 1.3%
  Koninklijke Philips Electronics NV                                                          102           2,717


Engineering & Construction - 1.2%
  Shimizu Corp.                                                                               380           2,487


Entertainment - 1.0%
  OPAP SA                                                                                      64           1,994


Food - 2.4%
  Cadbury Schweppes Plc                                                                       234           2,357
  Tesco Plc                                                                                   478           2,608
                                                                                                            4,965
Holding Companies - Diversified - 2.2%
  Compagnie Financiere Richemont AG                                                           102           4,053
  Swire Pacific Ltd.                                                                           55             507
                                                                                                            4,560
Insurance - 7.5%
  Aviva Plc                                                                                   221           2,426
  AXA SA                                                                                      195           5,349
  ING Groep NV                                                                                185           5,503
  Zurich Financial Services AG (b)                                                             11           1,919
                                                                                                           15,197
Iron & Steel - 2.8%
  Arcelor                                                                                     112           2,617
  Cia Vale do Rio Doce - ADR                                                                   81           3,145
                                                                                                            5,762
Machinery - 4.6%
  Atlas Copco AB - Class A                                                                    142           2,749
  Kubota Corp.                                                                                629           4,355
  Metso Oyj                                                                                    84           2,140
                                                                                                            9,244
Manufacturing - 4.1%
  E.ON AG                                                                                      64           5,883
  Konica Minolta Holdings Inc. (l)                                                            277           2,518
                                                                                                            8,401
Oil & Gas Producers - 12.9%
  BP Plc                                                                                      710           8,437
  ENI SpA                                                                                     163           4,838
  LUKOIL Holdings - ADR                                                                        46           2,681
  Petroleo Brasileiro SA - ADR                                                                 47           3,009
  Total SA                                                                                     26           7,149
                                                                                                           26,114
Pharmaceuticals - 1.0%
  Daiichi Sankyo Co. Ltd. (b)                                                                  97           1,985


Real Estate - 1.4%
  Sun Hung Kai Properties Ltd.                                                                266           2,755


Telecommunications - 3.0%
  Magyar Telekom Rt (l)                                                                        77           1,983
  Royal KPN NV                                                                                260           2,327
  Telefonica SA                                                                               103           1,684
                                                                                                            5,994
Tobacco - 2.2%
  British American Tobacco Plc                                                                210           4,414


Transportation - 1.8%
  Central Japan Railway Co.                                                                     -           1,962
  Deutsche Post AG                                                                             70           1,629
                                                                                                            3,591
Wireless Telecommunications - 1.3%
  NTT DoCoMo Inc. (l)                                                                           2           2,690

  Total Common Stocks (cost $172,810)                                                                     198,453
Short Term Investments - 22.1%
Money Market Funds - 1.8%
  Dreyfus Cash Management Plus Fund, 3.64% (a)                                              3,697           3,697


Securities Lending Collateral - 20.3%
  Mellon GSL Delaware Business Trust Collateral Fund                                       41,269          41,269

  Total Short Term Investments (cost $44,966)                                                              44,966
Total Investments - 119.9% (cost $217,776)                                                                243,419

Other Assets and Liabilities, Net -  (19.9%)                                                             (40,472)

Total Net Assets - 100%                                                                                  $202,947

JNL/Lazard Mid Cap Value Fund
Common Stocks - 95.9%
Advertising - 3.5%
  Dex Media Inc. (l)                                                                          272          $7,562


Airlines - 1.2%
  Southwest Airlines Co. (l)                                                                  178           2,645


Apparel - 3.1%
  Foot Locker Inc.                                                                            140           3,078
  Liz Claiborne Inc.                                                                           97           3,814
                                                                                                            6,892
Auto Parts & Equipment - 1.7%
  Lear Corp. (l)                                                                              111           3,771


Banks - 3.9%
  AmSouth Bancorp. (l)                                                                         84           2,119
  City National Corp.                                                                          28           1,991
  Mercantile Bankshares Corp.                                                                  38           2,042
  North Fork Bancorp. Inc                                                                      96           2,448
                                                                                                            8,600
Beverages - 1.9%
  Pepsi Bottling Group Inc.                                                                   145           4,145


Chemicals - 2.8%
  Cabot Corp.                                                                                  44           1,466
  Celanese Corp. -  Class A                                                                   168           2,898
  Rohm & Haas Co.                                                                              46           1,896
                                                                                                            6,260
Commercial Services - 3.5%
  Aramark Corp.                                                                               184           4,920
  Service Corp.                                                                               339           2,813
                                                                                                            7,733
Computers - 1.7%
  DST Systems Inc. (b)                                                                         69           3,800


Distribution & Wholesale - 3.4%
  CDW Corp.                                                                                    58           3,441
  Ingram Micro Inc.- Class A (b)                                                              216           4,003
                                                                                                            7,444
Diversified Financial Services - 2.3%
  Federated Investors Inc. - Class B                                                           91           3,027
  First Marblehead Corp. (l)                                                                   81           2,057
                                                                                                            5,084
Electronics - 4.2%
  Arrow Electronics Inc. (b)                                                                  120           3,766
  Republic Services Inc. Class A                                                               67           2,368
  Vishay Intertechnology Inc. (b)                                                             261           3,120
                                                                                                            9,254
Entertainment - 1.8%
  GTECH Holdings Corp.                                                                        125           3,991


Forest Products & Paper - 4.1%
  Louisiana-Pacific Corp.                                                                     169           4,677
  Temple-Inland Inc.                                                                          109           4,449
                                                                                                            9,126
Hand & Machine Tools - 1.6%
  Stanley Works                                                                                73           3,422


Healthcare - 2.0%
  Laboratory Corp of America Holdings (b)                                                      91           4,447


Household Products - 1.5%
  Fortune Brands Inc.                                                                          42           3,400


Insurance - 9.0%
  Jefferson-Pilot Corp.                                                                        89           4,544
  MGIC Investment Corp. (l)                                                                    54           3,486
  PartnerRe Ltd.                                                                               18           1,121
  Protective Life Corp.                                                                       134           5,510
  RenaissanceRe Holdings Ltd.                                                                  50           2,173
  Willis Group Holdings Ltd.                                                                   82           3,060
                                                                                                           19,894
Internet - 1.4%
  Expedia Inc. (b)                                                                            151           2,989


Leisure Time - 1.6%
  Royal Caribbean Cruises Ltd. (l)                                                             80           3,469


Manufacturing - 1.8%
  Dover Corp.                                                                                  98           4,001


Media - 4.8%
  Belo Corp.                                                                                  183           4,188
  Westwood One Inc.                                                                           325           6,466
                                                                                                           10,654
Oil & Gas Producers - 1.2%
  GlobalSantaFe Corp.                                                                          57           2,578


Oil & Gas Services - 2.9%
  Baker Hughes Inc.                                                                            45           2,656
  BJ Services Co. (l)                                                                         104           3,757
                                                                                                            6,413
Packaging & Containers - 4.2%
  Ball Corp.                                                                                  106           3,880
  Newell Rubbermaid Inc. (l)                                                                  151           3,429
  Pactiv Corp. (b)                                                                            116           2,027
                                                                                                            9,336
Pipelines - 1.3%
  Williams Cos. Inc.                                                                          118           2,951


Real Estate - 2.3%
  Health Care Property Investors Inc.                                                         107           2,885
  Trizec Properties Inc. (l)                                                                   94           2,177
                                                                                                            5,062
Retail - 5.5%
  Brinker International Inc. (b)                                                               69           2,588
  Dollar Tree Stores Inc. (b) (l)                                                             182           3,936
  MSC Industrial Direct Co. - Class A (l)                                                      28             939
  Pier 1 Imports Inc. (l)                                                                     229           2,580
  Sears Holdings Corp. (b)                                                                     16           1,998
                                                                                                           12,041
Savings & Loans - 1.1%
  Hudson City Bancorp. Inc.                                                                   205           2,437


Software - 1.6%
  BEA Systems Inc. (b)                                                                        401           3,604


Telecommunications - 7.9%
  Alltel Corp.                                                                                 43           2,775
  Avaya Inc. (b)                                                                              510           5,254
  Citizens Communications Co.                                                                 327           4,424
  PanAmSat Holding Corp.                                                                      147           3,562
  Polycom Inc. (b)                                                                             81           1,308
                                                                                                           17,323
Transportation - 5.1%
  CNF Inc.                                                                                     63           3,318
  Laidlaw International Inc.                                                                  130           3,140
  Norfolk Southern Corp.                                                                      119           4,814
                                                                                                           11,272

  Total Common Stocks (cost $199,185)                                                                     211,600
Short Term Investments - 16.3%
Money Market Funds - 4.4%
  Dreyfus Cash Management Plus Fund, 3.64% (a)                                              9,674           9,674


Securities Lending Collateral - 11.9%
  Mellon GSL Delaware Business Trust Collateral Fund                                       26,202          26,202

  Total Short Term Investments (cost $35,876)                                                              35,876
Total Investments - 112.2% (cost $235,061)                                                                247,476

Other Assets and Liabilities, Net -  (12.2%)                                                             (26,935)

Total Net Assets - 100%                                                                                  $220,542

JNL/Lazard Small Cap Value Fund
Common Stocks - 98.5%
Advertising - 2.5%
  Advo Inc.                                                                                    68          $2,125
  RH Donnelley Corp. (b)                                                                       30           1,872
  Ventiv Health Inc. (b)                                                                       38             999
                                                                                                            4,996
Aerospace & Defense - 2.1%
  DRS Technologies Inc.                                                                        28           1,372
  Engineered Support Systems Inc.                                                              24           1,002
  Esterline Technologies Corp. (b)                                                             47           1,769
                                                                                                            4,143
Agriculture - 0.6%
  Delta & Pine Land Co.                                                                        45           1,199


Airlines - 1.0%
  Airtran Holdings Inc. (b) (l)                                                               150           1,904


Apparel - 0.7%
  Timberland Co. - Class A (b)                                                                 44           1,473


Auto Manufacturers - 0.7%
  Wabash National Corp.                                                                        72           1,423


Auto Parts & Equipment - 0.1%
  Rush Enterprises Inc. - Class A (b)                                                          14             211


Banks - 7.5%
  Bank of the Ozarks Inc. (l)                                                                  50           1,730
  Boston Private Financial Holdings Inc.                                                       40           1,048
  First Community Bancorp. Inc.                                                                28           1,354
  First Midwest Bancorp Inc.                                                                   36           1,322
  MB Financial Inc.                                                                            50           1,937
  Provident Bankshares Corp.                                                                   30           1,054
  South Financial Group Inc.                                                                   30             813
  Sterling Bancshares Inc.                                                                     93           1,364
  Texas Regional Bancshares Inc. - Class A                                                     68           1,966
  Umpqua Holdings Corp.                                                                        55           1,330
  United Bankshares Inc.                                                                       26             919
                                                                                                           14,837
Building Materials - 0.4%
  Texas Industries Inc.                                                                        15             800


Chemicals - 2.4%
  Olin Corp.                                                                                   75           1,420
  PolyOne Corp. (b)                                                                           174           1,056
  Spartech Corp                                                                                50             969
  Westlake Chemical Corp.                                                                      49           1,322
                                                                                                            4,767
Commercial Services - 5.3%
  Alderwoods Group Inc. (b)                                                                    43             708
  Arbitron Inc.                                                                                43           1,725
  BearingPoint Inc. (b)                                                                        19             146
  Learning Tree International Inc. (b)                                                         98           1,288
  MPS Group Inc. (b)                                                                          157           1,847
  United Rentals Inc. (b) (l)                                                                  79           1,563
  Watson Wyatt & Co. Holdings                                                                  63           1,709
  Wright Express Corp. (b)                                                                     71           1,535
                                                                                                           10,521
Computers - 1.5%
  BISYS Group Inc. (b)                                                                         99           1,334
  Dot Hill Systems Corp. (b)                                                                  238           1,602
                                                                                                            2,936
Cosmetics & Personal Care - 0.2%
  Candela Corp. (b)                                                                            37             363


Distribution & Wholesale - 1.0%
  WESCO International Inc. (b)                                                                 60           2,039


Diversified Financial Services - 1.5%
  Assured Guaranty Ltd.                                                                        68           1,620
  Financial Federal Corp.                                                                      32           1,254
                                                                                                            2,874
Electric - 0.9%
  Cleco Corp.                                                                                  79           1,851


Electrical Components & Equipment - 1.1%
  C-COR Inc. (b)                                                                              186           1,258
  CommScope Inc. (b)                                                                           52             900
                                                                                                            2,158
Electronics - 4.0%
  Benchmark Electronics Inc. (b)                                                               68           2,039
  Coherent Inc. (b)                                                                            58           1,689
  Photon Dynamics Inc. (b)                                                                     62           1,182
  Rogers Corp. (b)                                                                             44           1,707
  TTM Technologies Inc. (b)                                                                   178           1,272
                                                                                                            7,889
Entertainment - 0.3%
  Carmike Cinemas Inc.                                                                         29             668


Environmental Control - 1.2%
  Tetra Tech Inc. (b)                                                                          83           1,399
  Waste Connections Inc. (b)                                                                   28             993
                                                                                                            2,392
Food - 0.9%
  Performance Food Group Co. (b)                                                               57           1,793


Gas - 1.0%
  AGL Resources Inc.                                                                           26             976
  New Jersey Resources Corp.                                                                   22           1,002
                                                                                                            1,978
Hand & Machine Tools - 1.6%
  Kennametal Inc.                                                                              32           1,584
  Regal-Beloit Corp.                                                                           49           1,599
                                                                                                            3,183
Healthcare - 6.1%
  Advanced Medical Optics Inc. (b)                                                             45           1,700
  AMERIGROUP Corp. (b)                                                                         52             992
  Gentiva Health Services Inc. (b)                                                             19             352
  Hanger Orthopedic Group Inc. (b)                                                            157           1,211
  Kindred Healthcare Inc. (b)                                                                  63           1,883
  LifePoint Hospitals Inc. (b)                                                                 51           2,235
  PSS World Medical Inc. (b)                                                                  118           1,569
  Symmetry Medical Inc. (b)                                                                    86           2,033
                                                                                                           11,975
Home Builders - 0.6%
  Levitt Corp. - Class A                                                                       52           1,202


Household Products - 1.0%
  Fossil Inc. (b)                                                                              54             979
  Scotts Miracle-Gro Co.                                                                       12           1,046
                                                                                                            2,025
Insurance - 2.5%
  Arch Capital Group Ltd. (b)                                                                  41           2,013
  Bristol West Holdings Inc.                                                                   88           1,613
  Scottish Re Group Ltd.                                                                       56           1,323
                                                                                                            4,949
Internet - 1.8%
  Avocent Corp. (b)                                                                            49           1,535
  Secure Computing Corp. (b)                                                                   90           1,019
  WebEx Communications Inc. (b)                                                                40             990
                                                                                                            3,544
Iron & Steel - 3.3%
  Cleveland-Cliffs Inc. (l)                                                                    23           1,960
  Oregon Steel Mills Inc. (b)                                                                  85           2,363
  Steel Dynamics Inc.                                                                          62           2,102
                                                                                                            6,425
Leisure Time - 1.5%
  Alliance Gaming Corp. (b) (l)                                                               151           1,635
  WMS Industries Inc. (b) (l)                                                                  48           1,339
                                                                                                            2,974
Machinery - 0.6%
  Middleby Corp.                                                                               16           1,138


Manufacturing - 3.0%
  Acuity Brands Inc.                                                                           31             926
  Dresser-Rand Group Inc. (b)                                                                  86           2,106
  Federal Signal Corp.                                                                         56             954
  Matthews International Corp. - Class A                                                       26             967
  RBC Bearings Inc. (b)                                                                        59             935
                                                                                                            5,888
Media - 1.9%
  Journal Register Co.                                                                        105           1,701
  Liberty Corp.                                                                                42           1,965
                                                                                                            3,666
Metal Fabrication & Hardware - 0.8%
  Ladish Co. Inc. (b)                                                                          36             624
  Maverick Tube Corp. (b)                                                                      26             792
  NS Group Inc. (b)                                                                             5             184
                                                                                                            1,600
Mining - 1.4%
  RTI International Metals Inc. (b)                                                            71           2,774


Office Furnishings - 0.5%
  Herman Miller Inc.                                                                           30             921


Oil & Gas Producers - 4.5%
  Brigham Exploration Co. (b) (l)                                                             136           1,748
  Denbury Resources Inc. (b)                                                                   22           1,100
  Energy Partners Ltd. (b)                                                                     51           1,583
  Grey Wolf Inc. (b) (l)                                                                      178           1,504
  Range Resources Corp.                                                                        37           1,444
  Todco - Class A (b)                                                                          38           1,589
                                                                                                            8,968
Oil & Gas Services - 3.1%
  Forest Oil Corp. (b) (l)                                                                     23           1,193
  Key Energy Services Inc. (b)                                                                130           1,925
  Oil States International Inc. (b)                                                            42           1,525
  Veritas DGC Inc. (b)                                                                         39           1,428
                                                                                                            6,071
Pharmaceuticals - 3.6%
  BioScrip Inc. (b)                                                                           200           1,301
  Connetics Corp. (b)                                                                          82           1,382
  First Horizon Pharmaceutical Corp. (b)                                                       71           1,403
  KV Pharmaceutical Co. - Class A (b)                                                          50             883
  Taro Pharmaceutical Industries Ltd. (b) (l)                                                  80           2,064
                                                                                                            7,033
Pipelines - 0.8%
  Kinder Morgan Management LLC (b)                                                             34           1,676


Real Estate - 4.5%
  Alexandria Real Estate Equites Inc.                                                          21           1,695
  BioMed Realty Trust Inc.                                                                     40             994
  Brandywine Realty Trust                                                                      39           1,197
  Capital Automotive Reit                                                                      34           1,297
  Cousins Properties Inc.                                                                      33             988
  Lexington Corporate Properties Trust                                                         47           1,109
  Mills Corp.                                                                                  15             843
  Prentiss Properties Trust                                                                    18             731
                                                                                                            8,854
Retail - 3.3%
  CBRL Group Inc.                                                                              26             858
  CSK Auto Corp. (b)                                                                           25             368
  Dick's Sporting Goods Inc. (b) (l)                                                           46           1,394
  Finish Line - Class A                                                                        56             814
  Knoll Inc.                                                                                   55           1,007
  Petco Animal Supplies Inc. (b)                                                               36             768
  Rare Hospitality International Inc. (b)                                                      21             540
  Sotheby's Holdings - Class A (b)                                                             40             670
                                                                                                            6,419
Savings & Loans - 1.0%
  Bankunited Financial Corp. - Class A                                                         83           1,896
  MAF Bancorp Inc.                                                                              4             160
                                                                                                            2,056
Semiconductors - 5.6%
  Actel Corp. (b)                                                                             105           1,523
  ADE Corp. (b)                                                                                37             836
  Brooks Automation Inc. (b)                                                                   72             957
  ChipMOS Technologies Bermuda Ltd. (b) (l)                                                   177           1,219
  Exar Corp. (b)                                                                              129           1,810
  Integrated Device Technology Inc. (b)                                                       221           2,376
  Microsemi Corp. (b)                                                                          42           1,062
  Zoran Corp. (b)                                                                              85           1,213
                                                                                                           10,996
Software - 1.0%
  Agile Software Corp. (b)                                                                     74             529
  Serena Software Inc. (b)                                                                     70           1,399
                                                                                                            1,928
Telecommunications - 1.5%
  Polycom Inc. (b)                                                                             98           1,591
  Wireless Facilities Inc. (b)                                                                247           1,431
                                                                                                            3,022
Telecommunications Equipment - 2.2%
  Applied Signal Technology Inc.                                                               86           1,633
  Oplink Communications Inc. (b)                                                              187             285
  SafeNet Inc. (b)                                                                             66           2,386
                                                                                                            4,304
Transportation - 3.8%
  Genco Shipping & Trading Ltd. (b)                                                            39             749
  HUB Group Inc. - Class A (b)                                                                 39           1,417
  OMI Corp.                                                                                   143           2,563
  Pacer International Inc.                                                                     77           2,024
  Swift Transportation Co. Inc. (b) (l)                                                        42             750
                                                                                                            7,503

  Total Common Stocks (cost $177,506)                                                                     194,309
Short Term Investments - 9.0%
Money Market Funds - 1.6%
  Dreyfus Cash Management Plus Fund, 3.64% (a)                                              3,161           3,161


Securities Lending Collateral - 7.4%
  Mellon GSL Delaware Business Trust Collateral Fund                                       14,676          14,676

  Total Short Term Investments (cost $17,837)                                                              17,837
Total Investments - 107.5% (cost $195,343)                                                                212,146

Other Assets and Liabilities, Net -  (7.5%)                                                              (14,831)

Total Net Assets - 100%                                                                                  $197,315

JNL/Mellon Capital Management Bond Index Fund
Corporate Bonds - 25.6%
Aerospace & Defense - 0.3%
  Lockheed Martin Corp., 8.50%, 12/01/29                                                       75            $103
  Northrop Grumman Corp., 7.75%, 03/01/16                                                     150             182
  Raytheon Co., 6.15%, 11/01/08                                                                89              93
  Raytheon Co., 5.375%, 04/01/13                                                              100             102
  United Technologies Corp., 6.35%, 03/01/11                                                   75              81
  United Technologies Corp., 6.70%, 08/01/28                                                   50              58
                                                                                                              619
Agriculture - 0.0%
  Bunge Ltd. Finance Corp., 5.35%, 04/15/14                                                    75              75


Asset Backed Securities - 4.5%
  Americredit Automobile Receivables Trust, 3.67%, 06/08/09                                   500             498
  Americredit Automobile Receivables Trust, 2.84%, 08/06/10                                   115             113
  Banc of America Commercial Mortgage Inc., 5.118%, 07/11/43                                  150             152
  Capital One Auto Trust, 3.18%, 09/15/10                                                     250             246
  Capital One Prime Auto Receivables Trust, 2.59%, 09/15/09                                   150             148
  Chase Manhattan Bank-First Union National Bank, 7.44%, 08/15/31                              50              54
  Commercial Conduit Mortgage Trust, 6.48%, 02/18/30                                          196             202
  Commercial Mortgage Acceptance Corp., 6.79%, 06/15/31                                        31              32
  DLJ Commercial Mortgage Acceptance Corp., 6.46%, 03/10/32                                    50              52
  DLJ Commercial Mortgage Acceptance Corp., 6.88%, 06/10/32                                    38              38
  DLJ Commercial Mortgage Acceptance Corp., 6.93%, 11/10/33                                    81              83
  First Boston Mortgage Securities Corp., 6.91%, 09/15/41                                      69              70
  First Union Commercial Mortgage, 6.56%, 11/18/35                                            236             245
  First Union NB-Bank of America, 6.136%, 03/15/33                                            301             317
  First Union-Lehman Brothers Commercial Mortgage, 6.65%, 11/18/29                             66              68
  Fleet Credit Card Master Trust, 5.60%, 12/15/08                                             250             252
  Greenwich Capital, 4.344%, 06/10/36                                                         500             494
  Household Automotive Trust, 2.31%, 04/17/08                                                 231             230
  Household Automotive Trust, 3.02%, 12/17/10                                                 365             357
  JPMorgan Chase, 4.45%, 01/12/38                                                             400             392
  JPMorgan Chase, 5.56%, 06/12/41 (g)                                                         250             259
  JPMorgan Chase Commercial Mortgage, 4.88%, 01/12/38                                         500             496
  JPMorgan Chase Commercial Mortgage Finance Corp., 6.507%, 10/15/35 (g)                       35              36
  JPMorgan Chase Commercial Mortgage Securities, 5.822%, 05/12/34                             250             258
  LB Commercial Conduit Mortgage Trust, 6.41%, 06/15/31                                        80              81
  LB Commercial Conduit Mortgage Trust, 6.78%, 06/15/31                                       223             236
  LB-UBS Commercial Mortgage Trust, 5.401%, 03/15/26                                           74              74
  LB-UBS Commercial Mortgage Trust, 3.85%, 05/15/27 (g)                                       250             237
  LB-UBS Commercial Mortgage Trust, 5.594%, 06/15/31                                           75              78
  LB-UBS Commercial Mortgage Trust, 4.166%, 05/15/32                                          165             157
  Morgan Stanley Dean Witter Capital, 4.80%, 01/13/41 (g)                                     250             247
  Mortgage Capital Funding, 7.29%, 07/20/27                                                     5               5
  PP&L Transition Bond Co. LLC, 7.05%, 06/25/09                                                55              56
  Salomon Brothers Mortgage Securities VII, 6.17%, 02/13/10                                   100             103
  Wachovia Bank Commercial Mortgage Trust, 4.44%, 11/15/34                                    200             197
  Wachovia Bank Commercial Mortgage Trust, 5.22%, 01/15/41 (g)                                100             101
  Wachovia Bank Commercial Mortgage Trust, 5.41%, 07/15/41 (g)                                250             254
  Wachovia Bank Commercial Mortgage Trust, 4.896%, 10/15/41                                   500             493
  WFS Financial Owner Trust, 2.41%, 12/20/10                                                  135             132
                                                                                                            7,543
Auto Manufacturers - 0.1%
  DaimlerChrysler NA Holding Corp., 4.75%, 01/15/08                                           150             149
  DaimlerChrysler NA Holding Corp., 6.50%, 11/15/13                                           100             106
  DaimlerChrysler NA Holding Corp., 8.50%, 01/18/31                                            50              60
                                                                                                              315
Banks - 5.4%
  Abbey National Plc, 7.95%, 10/26/29                                                         100             130
  American General Finance Corp., 4.625%, 09/01/10                                            150             148
  Asian Development Bank, 4.125%, 09/15/10                                                    100              99
  Bac Cap Trust, 5.625%, 03/08/35                                                              50              49
  Banc of America Commercial Mortgage Inc., 4.05%, 11/10/38                                   500             482
  Bank of America Corp., 5.25%, 02/01/07                                                      100             101
  Bank of America Corp., 6.25%, 04/01/08                                                      250             259
  Bank of America Corp., 4.875%, 09/15/12                                                     150             150
  Bank One NA, 5.50%, 03/26/07                                                                150             152
  Barclays Bank Plc, 6.86%, 09/29/49 (e)                                                       50              56
  BB&T Capital Trust I, 5.85%, 08/18/35                                                       100              99
  BB&T Corp., 6.50%, 08/01/11                                                                  75              81
  Bear Stearns Cos. Inc., 2.875%, 07/02/08                                                    250             239
  Burlington Northern Santa Fe Corp., 5.90%, 07/01/12                                         150             158
  Capital One Bank, 4.875%, 05/15/08                                                          150             150
  ConAgra Foods Inc., 7.875%, 09/15/10                                                        200             224
  Corporacion Andina de Fomento, 6.875%, 03/15/12                                             150             164
  Countrywide Home Loans Inc., 4.25%, 12/19/07                                                250             248
  Duke Energy Corp., 5.625%, 11/30/12                                                         150             155
  European Investment Bank, 4.625%, 03/01/07                                                  500             502
  European Investment Bank, 3.125%, 10/15/07                                                  250             244
  European Investment Bank, 4.625%, 05/15/14                                                  150             152
  Fifth Third Bank, 4.20%, 02/23/10                                                           100              98
  Fleet National Bank, 5.75%, 01/15/09                                                        100             103
  HSBC Holdings Plc, 5.25%, 12/12/12                                                          200             203
  HSBC Holdings Plc, 7.625%, 05/17/32                                                         150             187
  International Bank for Reconstruction & Development, 7.625%, 01/19/23                        50              66
  JPMorgan Chase & Co., 5.75%, 01/02/13                                                       100             104
  Key Bank National Association, 5.80%, 07/01/14                                              100             105
  KFW International Finance, 4.75%, 01/24/07                                                  250             251
  Kreditanstalt fuer Wiederaufbau, 4.125%, 10/15/14                                           150             146
  M&I Marshall & Ilsley Bank, 6.375%, 09/01/11                                                100             108
  Marathon Oil Corp., 6.125%, 03/15/12                                                        200             214
  MBNA Corp., 7.50%, 03/15/12                                                                 100             114
  National Australia Bank Ltd., 8.60%, 05/19/10                                               150             173
  National City Bank, 4.625%, 05/01/13                                                        100              98
  National Westminster Bank Plc, 7.375%, 10/01/09                                             250             275
  NB Capital Trust, 7.83%, 12/15/26                                                            75              80
  Popular North America Inc., 6.125%, 10/15/06                                                150             152
  Popular North America Inc., 4.25%, 04/01/08                                                 100              99
  Royal Bank of Scotland Group Plc, 5.00%, 10/01/14                                           100             101
  Sempra Energy, 4.75%, 05/15/09                                                              200             199
  Simon Property Group LP, 7.125%, 02/09/09                                                   200             213
  Suntrust Bank, 6.375%, 04/01/11                                                             200             215
  Svensk Exportkredit AB, 4.00%, 06/15/10                                                     200             196
  Textron Financial Corp., 6.00%, 11/20/09                                                    250             261
  US Bank NA, 6.375%, 08/01/11                                                                100             108
  Wachovia Bank NA, 4.875%, 02/01/15                                                          200             197
  Wachovia Corp., 6.25%, 08/04/08                                                             150             156
  Wachovia Corp., 6.375%, 02/01/09                                                            100             105
  Wells Fargo & Co., 4.20%, 01/15/10                                                          100              98
  Wells Fargo & Co., 5.00%, 11/15/14                                                          200             200
  Wells Fargo Bank NA, 6.45%, 02/01/11                                                        100             107
  XTO Energy Inc., 4.90%, 02/01/14                                                             75              73
                                                                                                            8,847
Beverages - 0.2%
  Anheuser-Busch Cos. Inc., 5.05%, 10/15/16                                                   100             101
  Coca-Cola Enterprises Inc., 7.125%, 08/01/17                                                100             117
  Diageo Capital Plc, 4.375%, 05/03/10                                                         50              49
  Pepsi Bottling Group Inc., 7.00%, 03/01/29                                                   75              91
                                                                                                              358
Biotechnology - 0.1%
  Genentech Inc., 4.75%, 07/15/15 (e)                                                          50              49
  Pharmacia Corp., 6.60%, 12/01/28                                                             50              59
                                                                                                              108
Building Materials - 0.0%
  Toll Brothers Inc., 4.95%, 03/15/14                                                          50              48

Chemicals - 0.2%
  Dow Chemical Co., 6.125%, 02/01/11                                                           50              53
  Dow Chemical Co., 6.00%, 10/01/12                                                            50              53
  E.I. Du Pont de Nemours & Co., 4.75%, 11/15/12                                              100             100
  Rohm & Haas Co., 7.85%, 07/15/29                                                             50              65
                                                                                                              271
Commercial Services - 0.3%
  Bear Stearns Commercial Mortgage, 6.80%, 07/15/31                                            38              39
  Cendant Corp., 6.25%, 01/15/08                                                              200             205
  Hertz Corp., 7.625%, 06/01/12                                                               100              96
  Waste Management Inc., 7.375%, 08/01/10                                                     100             110
                                                                                                              450
Computers - 0.2%
  International Business Machines Corp., 5.375%, 02/01/09                                     300             308


Cosmetics & Personal Care - 0.1%
  Procter & Gamble Co., 4.95%, 08/15/14                                                       150             152


Diversified Financial Services - 4.6%
  Associates Corp., 6.25%, 11/01/08                                                           300             314
  Bank One Corp., 2.625%, 06/30/08                                                            250             238
  Boeing Capital Corp., 5.80%, 01/15/13                                                       125             132
  Caterpillar Financial Services Corp., 4.75%, 02/17/15                                       100              99
  Cendant Corp., 7.375%, 01/15/13                                                              50              55
  CIT Group Inc., 7.375%, 04/02/07                                                            250             260
  CIT Group Inc., 7.75%, 04/02/12                                                             100             115
  Citigroup Inc., 3.50%, 02/01/08                                                             500             488
  Citigroup Inc., 6.00%, 02/21/12                                                             100             106
  Citigroup Inc., 6.00%, 10/31/33                                                              50              52
  Credit Suisse First Boston USA Inc., 6.125%, 11/15/11                                       100             106
  Credit Suisse First Boston USA Inc., 7.125%, 07/15/32                                       100             121
  Ford Motor Credit Co., 7.20%, 06/15/07                                                      100             101
  Ford Motor Credit Co., 6.625%, 06/16/08                                                     100              98
  Ford Motor Credit Co., 5.80%, 01/12/09                                                      100              93
  Ford Motor Credit Co., 7.375%, 10/28/09                                                      75              72
  Ford Motor Credit Co., 7.25%, 10/25/11                                                       75              71
  Ford Motor Credit Co., 7.00%, 10/01/13                                                       75              70
  General Electric Capital Corp., 3.50%, 05/01/08                                             450             439
  General Electric Capital Corp., 3.125%, 04/01/09                                            150             143
  General Electric Capital Corp., 5.45%, 01/15/13                                             250             259
  General Electric Capital Corp., 6.75%, 03/15/32                                             100             118
  Goldman Sachs Group Inc., 6.65%, 05/15/09                                                   250             265
  Goldman Sachs Group Inc., 7.35%, 10/01/09                                                   350             382
  Goldman Sachs Group Inc., 5.25%, 04/01/13                                                   100             101
  Goldman Sachs Group Inc., 5.125%, 01/15/15                                                  200             199
  Household Automotive Trust, 4.37%, 12/17/08                                                  59              59
  International Lease Finance Corp., 5.75%, 10/15/06                                          250             252
  JPMorgan Chase & Co., 6.625%, 03/15/12                                                      100             109
  JPMorgan Chase Capital, 5.875%, 03/15/35                                                     75              73
  Lehman Brothers Holdings Inc., 4.00%, 01/22/08                                              250             247
  Lehman Brothers Holdings Inc., 6.625%, 01/18/12                                             100             109
  Merrill Lynch & Co. Inc., 4.125%, 09/10/09                                                  250             244
  Merrill Lynch & Co. Inc., 5.00%, 01/15/15                                                   200             199
  Morgan Stanley, 5.80%, 04/01/07                                                             100             102
  Morgan Stanley, 6.75%, 04/15/11                                                             300             326
  Morgan Stanley, 7.25%, 04/01/32                                                              25              30
  Morgan Stanley Capital I, 6.52%, 03/15/30                                                    55              56
  Morgan Stanley Dean Witter Capital I, 7.57%, 11/15/36                                       100             110
  National Rural Utilities Cooperative Finance Corp., 5.75%, 08/28/09                         200             207
  Pemex Project Funding Master Trust, 7.875%, 02/01/09                                        100             108
  Pemex Project Funding Master Trust, 8.625%, 02/01/22                                         75              92
  Pitney Bowes Credit Corp., 5.75%, 08/15/08                                                  300             310
  Residential Capital Corp., 6.375%, 06/30/10 (e)                                              50              51
  SLM Corp., 5.00%, 10/01/13                                                                   50              50
  SLM Corp., 5.05%, 11/14/14                                                                  250             250
  Toyota Motor Credit Corp., 2.875%, 08/01/08                                                 100              96
  Verizon Global Funding Corp., 7.75%, 12/01/30                                                50              61
                                                                                                            7,641
Electric - 1.0%
  Alabama Power Co., 5.875%, 12/01/22                                                         100             105
  American Electric Power Co. Inc., 5.375%, 03/15/10                                          100             102
  Constellation Energy Group Inc., 7.00%, 04/01/12                                            100             110
  Consumers Energy Co., 5.50%, 08/15/16                                                        25              25
  Emerson Electric Co., 5.00%, 12/15/14                                                       100             101
  FirstEnergy Corp., 5.50%, 11/15/06                                                           25              25
  FirstEnergy Corp., 6.45%, 11/15/11                                                          125             133
  FirstEnergy Corp., 7.375%, 11/15/31                                                          25              29
  Hydro Quebec, 7.50%, 04/01/16                                                               100             121
  MidAmerican Energy Co., 6.75%, 12/30/31                                                      50              58
  MidAmerican Energy Holdings Co., 5.875%, 10/01/12                                           100             104
  Nisource Finance Corp., 5.40%, 07/15/14                                                      75              76
  Northern States Power Co., 8.00%, 08/28/12                                                  100             118
  Pacific Gas & Electric Co., 6.05%, 03/01/34                                                 100             104
  PPL Electric Utilities Corp., 6.25%, 08/15/09                                               100             105
  Progress Energy Inc., 7.75%, 03/01/31                                                        50              60
  PSEG Power LLC, 8.625%, 04/15/31                                                             75              97
  SCANA Corp., 6.875%, 05/15/11                                                                75              82
  TXU Energy Co. LLC, 7.00%, 03/15/13                                                          25              27
                                                                                                            1,582
Electrical Components & Equipment - 0.1%
  Dominion Resources Inc., 7.20%, 09/15/14                                                     50              56
  Exelon Generation Co. LLC, 5.35%, 01/15/14                                                  150             150
                                                                                                              206
Electronics - 0.2%
  Scottish Power Plc, 5.375%, 03/15/15                                                         50              50
  Southern California Edison Co., 6.00%, 01/15/34                                              75              80
  TXU Electric Delivery Co., 6.375%, 01/15/15                                                 150             162
                                                                                                              292
Entertainment - 0.0%
  Walt Disney Co., 7.00%, 03/01/32                                                             50              59


Food - 1.0%
  Archer-Daniels-Midland Co., 8.125%, 06/01/12                                                190             224
  Corn Products International Inc., 8.25%, 07/15/07                                           100             106
  General Mills Inc., 6.00%, 02/15/12                                                         100             106
  Grand Metropolitan Investment Corp., 8.00%, 09/15/22                                        100             127
  Kellogg Co., 2.875%, 06/01/08                                                               250             239
  Kraft Foods Inc., 4.625%, 11/01/06                                                           50              50
  Kraft Foods Inc., 6.50%, 11/01/31                                                           100             111
  Kroger Co., 5.50%, 02/01/13                                                                 100             100
  Nabisco Inc., 7.05%, 07/15/07                                                               200             208
  Safeway Inc., 5.80%, 08/15/12 (l)                                                           100             101
  Sara Lee Corp., 6.25%, 09/15/11                                                              75              78
  Tyson Foods Inc., 8.25%, 10/01/11                                                           100             115
  Unilever Capital Corp., 7.125%, 11/01/10                                                    100             111
                                                                                                            1,676
Forest Products & Paper - 0.1%
  International Paper Co., 6.75%, 09/01/11                                                    100             107
  Weyerhaeuser Co., 7.375%, 03/15/32                                                          100             113
                                                                                                              220
Gas - 0.1%
  Praxair Inc., 3.95%, 06/01/13                                                               100              94


Healthcare - 0.2%
  Baxter International Inc., 4.625%, 03/15/15                                                  75              72
  Schering-Plough Corp., 6.50%, 12/01/33                                                       50              58
  WellPoint Inc., 4.25%, 12/15/09                                                              50              49
  WellPoint Inc., 6.80%, 08/01/12                                                             100             110
  Wyeth, 6.45%, 02/01/24                                                                      100             110
                                                                                                              399
Holding Companies - Diversified - 0.2%
  Cincinnati Financial Corp., 6.125%, 11/01/34                                                100             104
  COX Communications Inc., 4.625%, 01/15/10                                                   100              98
  News America Inc., 5.30%, 12/15/14                                                           75              75
                                                                                                              277
Home Builders - 0.1%
  Masco Corp., 5.875%, 07/15/12                                                                75              78
  Pulte Homes Inc., 5.25%, 01/15/14                                                           150             144
                                                                                                              222
Insurance - 0.7%
  Aegon NV, 4.75%, 06/01/13                                                                   150             147
  Allstate Corp., 6.125%, 02/15/12                                                             75              79
  Allstate Corp., 5.35%, 06/01/33                                                              75              70
  American International Group Inc., 4.25%, 05/15/13                                          100              95
  Chubb Corp., 5.20%, 04/01/13                                                                100             100
  Hartford Life Inc., 7.65%, 06/15/27                                                          75              93
  Marsh & McLennan Cos. Inc., 3.625%, 02/15/08                                                100              97
  MetLife Inc., 5.00%, 11/24/13                                                               100              99
  MetLife Inc., 5.70%, 06/15/35                                                               100              99
  Principal Life Income Funding Trusts, 5.10%, 04/15/14                                       150             151
  Travelers Property Casualty Corp., 6.75%, 11/15/06                                          100             102
                                                                                                            1,132
Investment Companies - 0.1%
  Merrill Lynch Mortgage Trust, 5.403%, 07/12/34                                              200             203


Iron & Steel - 0.0%
  Alcan Inc., 4.875%, 09/15/12                                                                 50              49


Lodging - 0.1%
  Harrah's Operating Co. Inc., 5.50%, 07/01/10                                                100             101


Machinery - 0.2%
  Thermo Electron Corp., 5.00%, 06/01/15 (e)                                                  200             197
                                                                                                              296
Manufacturing - 0.3%
  General Electric Corp., 5.00%, 02/01/13                                                     100             101
  Honeywell International Inc., 6.125%, 11/01/11                                              100             107
  Tyco International Group SA, 6.125%, 01/15/09                                               150             156
  Tyco International Group SA, 6.375%, 10/15/11                                                50              53
                                                                                                              417
Media - 0.4%
  Comcast Cable Communications Holdings Inc., 9.455%, 11/15/22                                100             135
  Comcast Corp., 6.50%, 01/15/15                                                               50              54
  Historic TW Inc., 6.625%, 05/15/29                                                          100             105
  News America Inc., 6.20%, 12/15/34                                                           50              50
  RR Donnelley & Sons Co., 5.50%, 05/15/15 (e)                                                 50              50
  Time Warner Inc., 7.625%, 04/15/31                                                          150             176
  Viacom Inc., 7.875%, 07/30/30                                                               125             146
                                                                                                              716
Metal Fabrication & Hardware - 0.0%
  Alcan Inc., 6.125%, 12/15/33                                                                 25              26
  Alcoa Inc., 5.375%, 01/15/13                                                                 50              51
                                                                                                               77
Mining - 0.1%
  BHP Billiton Finance USA Ltd., 4.80%, 04/15/13                                              100              99
  Newmont Mining Corp., 5.875%, 04/01/35                                                       50              49
                                                                                                              148
Oil & Gas Producers - 0.6%
  Alberta Energy Co. Ltd., 7.375%, 11/01/31                                                   100             123
  Amerada Hess Corp., 6.65%, 08/15/11                                                          25              27
  Amerada Hess Corp., 7.30%, 08/15/31                                                          35              41
  Anadarko Petroleum Corp., 3.25%, 05/01/08                                                   250             241
  Burlington Resources Finance Co., 7.20%, 08/15/31                                           100             121
  ConocoPhillips, 6.65%, 07/15/18                                                              75              86
  Consolidated Natural Gas Co., 6.80%, 12/15/27                                                50              56
  Devon Financing Corp. ULC, 7.875%, 09/30/31                                                 100             126
  Enterprise Products Operating LP, 4.95%, 06/01/10                                            25              25
  Enterprise Products Operating LP, 5.60%, 10/15/14                                            25              25
  Enterprise Products Operating LP, 6.875%, 03/01/33                                           25              26
  Nexen Inc., 5.875%, 03/10/35                                                                 50              49
                                                                                                              946
Oil & Gas Services - 0.2%
  Conoco Funding Co., 7.25%, 10/15/31                                                          75              95
  Occidental Petroleum Corp., 6.75%, 01/15/12                                                  50              55
  Petro-Canada, 7.00%, 11/15/28                                                                75              85
  Suncor Energy Inc., 5.95%, 12/01/34                                                         100             107
                                                                                                              342
Pharmaceuticals - 0.1%
  Wyeth, 5.50%, 03/15/13                                                                      100             103


Pipelines - 0.1%
  CenterPoint Energy Resources Corp., 7.875%, 04/01/13                                         50              58
  Kinder Morgan Energy Partners LP, 5.00%, 12/15/13                                            75              74
                                                                                                              132
Real Estate - 0.5%
  Boston Properties LP, 6.25%, 01/15/13                                                       150             159
  Camden Property Trust, 5.00%, 06/15/15                                                      100              97
  EOP Operating LP, 4.75%, 03/15/14                                                           175             169
  ERP Operating LP, 5.25%, 09/15/14                                                            50              50
  First Union Commercial Mortgage, 7.18%, 12/15/31                                             22              23
  First Union Commercial Mortgage, 7.39%, 12/15/31                                            105             114
  GMAC Commercial Mortgage, 6.42%, 05/15/35                                                    98             102
  Heller Financial Commercial Mortgage, 6.50%, 05/15/31                                        33              33
                                                                                                              747
Retail - 0.4%
  Federated Department Stores Inc., 6.90%, 04/01/29                                           100             108
  May Department Stores Co., 4.80%, 07/15/09                                                  150             149
  Target Corp., 7.00%, 07/15/31                                                               100             122
  Wal-Mart Stores Inc., 4.55%, 05/01/13                                                       100              99
  Wal-Mart Stores Inc., 7.55%, 02/15/30                                                        50              64
  Yum! Brands Inc., 8.875%, 04/15/11                                                           50              59
                                                                                                              601
Savings & Loans - 0.1%
  Washington Mutual Inc., 4.625%, 04/01/14                                                    100              96


Storage/Warehousing - 0.2%
  Union Carbide Corp., 6.625%, 02/01/08                                                       250             260


Telecommunications - 2.2%
  Alltel Corp., 7.875%, 07/01/32                                                               50              62
  BellSouth Capital Funding, 7.875%, 02/15/30                                                 100             123
  BellSouth Corp, 5.20%, 09/15/14                                                             100             100
  British Telecommunications Plc, (Step-Up Bond), 8.375%, 12/15/10 (d) (g)                    250             289
  Cingular Wireless Services Inc., 7.50%, 05/01/07                                            250             261
  Clear Channel Communications Inc., 7.65%, 09/15/10                                          100             109
  Comcast Cable Communications Holdings Inc., 8.375%, 03/15/13                                250             296
  Deutsche Telekom International Finance BV, 8.50%, 06/15/10                                  400             453
  GTE Corp., 6.94%, 04/15/28                                                                   50              55
  SBC Communications Inc., 5.875%, 02/01/12                                                   100             105
  SBC Communications Inc., 6.15%, 09/15/34 (l)                                                 50              51
  Southwestern Bell Telephone, 7.00%, 07/01/15                                                100             112
  Sprint Capital Corp., 6.00%, 01/15/07                                                       150             152
  Sprint Capital Corp., 8.375%, 03/15/12                                                      100             118
  Sprint Capital Corp., 6.875%, 11/15/28                                                      100             110
  Sprint Capital Corp., 8.75%, 03/15/32                                                       100             134
  Telecom Italia Capital SA, 4.95%, 09/30/14 (e)                                              100              97
  Telecom Italia Capital SA, 6.375%, 11/15/33                                                  50              51
  Telefonica Europe BV, 8.25%, 09/15/30                                                       100             133
  TELUS Corp., 7.50%, 06/01/07                                                                125             131
  Verizon Global Funding Corp., 7.25%, 12/01/10                                               250             276
  Verizon Wireless Capital LLC, 5.375%, 12/15/06                                              200             202
  Vodafone Group Plc, 5.00%, 12/16/13                                                         150             150
                                                                                                            3,570
Tobacco - 0.1%
  Altria Group Inc., 7.75%, 01/15/27                                                           75              87


Transportation - 0.1%
  CSX Corp., 6.75%, 03/15/11                                                                   50              54
  Norfolk Southern Corp., 7.25%, 02/15/31                                                      75              91
  Union Pacific Corp., 6.625%, 02/01/29                                                        25              28
                                                                                                              173
Wireless Telecommunications - 0.1%
  Cingular Wireless Services Inc., 8.75%, 03/01/31                                            108             146
  Motorola Inc., 7.625%, 11/15/10                                                              24              27
                                                                                                              173

  Total Corporate Bonds (cost $42,345)                                                                     42,030
Government Securities - 72.1%
Banks - 0.2%
  Kredit Fuer Wiederaufbau, 3.25%, 03/30/2009                                                 350             337


Diversified Financial Services - 0.8%
  Federal Home Loan Mortgage Corp., 6.50%, 10/01/35                                         1,200           1,234


Sovereign - 1.7%
  Financement Quebec, 5.00%, 10/25/12                                                         100             102
  Inter-American Development Bank, 7.375%, 01/15/10                                           100             112
  Italy Government International Bond, 2.75%, 12/15/06                                        200             196
  Italy Government International Bond, 6.875%, 09/27/23                                       200             241
  Nova Scotia Province, 5.75%, 02/27/12                                                       100             105
  Province of British Columbia, 4.625%, 10/03/06                                              100             100
  Province of Ontario, 3.625%, 10/21/09                                                       150             145
  Quebec Province, 5.75%, 02/15/09                                                            125             130
  Quebec Province, 7.50%, 07/15/23                                                            100             128
  Republic of Chile, 5.50%, 01/15/13                                                          100             104
  Republic of Italy, 4.00%, 06/16/08                                                          250             247
  Republic of Italy, 4.375%, 06/15/13                                                         100              99
  Republic of Italy, 5.375%, 06/15/33                                                         100             102
  Republic of Korea, 8.875%, 04/15/08                                                         300             332
  State Of Israel, 4.625%, 06/15/13                                                            75              73
  United Mexican States, 4.625%, 10/08/08                                                     200             199
  United Mexican States, 6.375%, 01/16/13                                                     150             160
  United Mexican States, 7.50%, 04/08/33                                                      250             290
                                                                                                            2,864
U.S. Government Agencies - 45.6%
  Federal Government Loan Mortgage Co., 6.50%, 12/01/28                                       114             117
  Federal Home Loan Bank, 4.00%, 03/10/08                                                     150             148
  Federal Home Loan Bank, 5.25%, 06/18/14 (f)                                               1,540           1,608
  Federal Home Loan Mortgage Corp., 2.95%, 09/14/06                                           100              99
  Federal Home Loan Mortgage Corp., 3.00%, 09/29/06                                           200             197
  Federal Home Loan Mortgage Corp., 2.75%, 10/15/06                                           920             905
  Federal Home Loan Mortgage Corp., 2.625%, 10/16/06 (f)                                      250             246
  Federal Home Loan Mortgage Corp., 2.375%, 02/15/07 (l)                                      800             779
  Federal Home Loan Mortgage Corp., 2.875%, 05/15/07                                        1,100           1,075
  Federal Home Loan Mortgage Corp., 3.625%, 06/20/07                                        1,400           1,384
  Federal Home Loan Mortgage Corp., 3.30%, 09/14/07                                           100              98
  Federal Home Loan Mortgage Corp., 3.375%, 09/14/07 (f)                                    1,075           1,055
  Federal Home Loan Mortgage Corp., 3.25%, 11/02/07                                           150             147
  Federal Home Loan Mortgage Corp., 3.625%, 01/15/08                                          300             295
  Federal Home Loan Mortgage Corp., 4.50%, 08/04/08                                           200             199
  Federal Home Loan Mortgage Corp., 4.25%, 07/15/09                                           300             297
  Federal Home Loan Mortgage Corp., 4.125%, 09/01/09                                          100              99
  Federal Home Loan Mortgage Corp., 4.125%, 11/18/09                                          300             296
  Federal Home Loan Mortgage Corp., 4.375%, 01/25/10                                          200             197
  Federal Home Loan Mortgage Corp., 4.375%, 03/01/10                                          300             297
  Federal Home Loan Mortgage Corp., 4.50%, 07/06/10                                           200             197
  Federal Home Loan Mortgage Corp., 4.125%, 07/12/10                                          800             787
  Federal Home Loan Mortgage Corp., 4.125%, 02/24/11 (l)                                      500             488
  Federal Home Loan Mortgage Corp., 5.50%, 09/15/11                                           500             523
  Federal Home Loan Mortgage Corp., 5.75%, 05/15/12                                           325             346
  Federal Home Loan Mortgage Corp., 4.50%, 07/01/12                                         1,800           1,763
  Federal Home Loan Mortgage Corp., 5.125%, 07/15/12                                          428             440
  Federal Home Loan Mortgage Corp., 4.625%, 05/28/13                                           75              73
  Federal Home Loan Mortgage Corp., 6.50%, 06/01/14                                           177             182
  Federal Home Loan Mortgage Corp., 7.00%, 08/01/15                                            27              29
  Federal Home Loan Mortgage Corp., 7.00%, 11/01/15                                             2               2
  Federal Home Loan Mortgage Corp., 7.00%, 11/01/16                                           109             113
  Federal Home Loan Mortgage Corp., 6.00%, 12/01/16                                            81              83
  Federal Home Loan Mortgage Corp., 4.50%, 01/01/18                                            70              69
  Federal Home Loan Mortgage Corp., 5.50%, 04/01/18                                            46              47
  Federal Home Loan Mortgage Corp., 5.00%, 10/20/18, TBA (c)                                2,100           2,094
  Federal Home Loan Mortgage Corp., 4.00%, 05/01/19                                            65              62
  Federal Home Loan Mortgage Corp., 5.00%, 07/01/19                                           151             151
  Federal Home Loan Mortgage Corp., 4.00%, 10/01/20                                           900             864
  Federal Home Loan Mortgage Corp., 5.50%, 10/01/20                                         1,800           1,826
  Federal Home Loan Mortgage Corp., 6.00%, 10/01/20                                           500             513
  Federal Home Loan Mortgage Corp., 6.50%, 05/01/29                                            41              42
  Federal Home Loan Mortgage Corp., 6.75%, 09/15/29                                            60              75
  Federal Home Loan Mortgage Corp., 6.50%, 03/01/31                                            46              48
  Federal Home Loan Mortgage Corp., 7.00%, 06/01/31                                            27              28
  Federal Home Loan Mortgage Corp., 7.50%, 11/01/31                                           270             287
  Federal Home Loan Mortgage Corp., 7.50%, 04/01/32                                           402             426
  Federal Home Loan Mortgage Corp., 6.25%, 07/15/32                                           300             358
  Federal Home Loan Mortgage Corp., 5.50%, 04/01/33                                           205             206
  Federal Home Loan Mortgage Corp., 6.00%, 04/01/33                                            12              12
  Federal Home Loan Mortgage Corp., 4.50%, 10/01/33                                             9               9
  Federal Home Loan Mortgage Corp., 6.00%, 10/15/33, TBA (c)                                3,800           3,865
  Federal Home Loan Mortgage Corp., 5.00%, 10/01/35                                         4,700           4,599
  Federal Home Loan Mortgage Corp., 5.50%, 10/01/35                                         4,600           4,600
  Federal Home Loan Mortgage Corp., 4.50%, 11/01/35                                           400             380
  Federal National Mortgage Association, 4.25%, 07/15/07                                    1,000             997
  Federal National Mortgage Association, 4.25%, 09/15/07                                      100             100
  Federal National Mortgage Association, 3.65%, 11/30/07                                      200             197
  Federal National Mortgage Association, 3.25%, 01/15/08                                      330             322
  Federal National Mortgage Association, 6.00%, 05/15/08                                      800             831
  Federal National Mortgage Association, 2.50%, 06/15/08 (l)                                  355             337
  Federal National Mortgage Association, 4.50%, 08/04/08                                      300             298
  Federal National Mortgage Association, 3.25%, 02/15/09                                      350             337
  Federal National Mortgage Association, 4.25%, 05/15/09                                      150             149
  Federal National Mortgage Association, 6.625%, 09/15/09 (l)                               1,320           1,419
  Federal National Mortgage Association, 4.125%, 05/15/10                                     645             634
  Federal National Mortgage Association, 4.625%, 06/01/10                                     200             198
  Federal National Mortgage Association, 6.00%, 05/15/11                                      700             749
  Federal National Mortgage Association, 5.375%, 11/15/11                                     500             521
  Federal National Mortgage Association, 4.125%, 04/15/14 (l)                                 470             454
  Federal National Mortgage Association, 6.50%, 02/01/16                                       14              14
  Federal National Mortgage Association, 6.00%, 06/01/16                                      148             153
  Federal National Mortgage Association, 6.50%, 09/01/16                                       26              27
  Federal National Mortgage Association, 6.50%, 10/01/16                                       47              49
  Federal National Mortgage Association, 6.50%, 12/01/16                                        2               2
  Federal National Mortgage Association, 5.50%, 03/01/17                                       49              50
  Federal National Mortgage Association, 5.00%, 10/01/17                                       70              70
  Federal National Mortgage Association, 5.50%, 10/01/17                                      400             406
  Federal National Mortgage Association, 4.00%, 10/01/18                                      155             149
  Federal National Mortgage Association, 5.00%, 10/20/18, TBA (c)                           3,900           3,889
  Federal National Mortgage Association, 4.50%, 10/01/20                                    3,500           3,427
  Federal National Mortgage Association, 6.25%, 05/15/29 (l)                                  225             265
  Federal National Mortgage Association, 7.25%, 05/15/30 (f)                                  710             937
  Federal National Mortgage Association, 6.625%, 11/15/30                                     160             198
  Federal National Mortgage Association, 7.00%, 02/01/31                                      150             157
  Federal National Mortgage Association, 5.50%, 01/01/32                                      344             344
  Federal National Mortgage Association, 6.50%, 07/01/32                                      121             124
  Federal National Mortgage Association, 6.00%, 02/01/33                                      320             325
  Federal National Mortgage Association, 4.50%, 11/01/33                                      588             562
  Federal National Mortgage Association, 5.00%, 06/01/34                                      263             258
  Federal National Mortgage Association, 5.50%, 07/01/34 (f)                                1,446           1,446
  Federal National Mortgage Association, 6.50%, 07/01/34 (f)                                1,102           1,135
  Federal National Mortgage Association, 6.00%, 08/01/34 (f)                                1,030           1,048
  Federal National Mortgage Association, 5.50%, 10/01/35, TBA (c)                           6,300           6,296
  Federal National Mortgage Association, 5.00%, 11/01/35, TBA (c)                           5,200           5,090
  Government National Mortgage Association, 8.00%, 04/15/30                                    42              45
  Government National Mortgage Association, 8.50%, 06/15/30                                    35              38
  Government National Mortgage Association, 8.50%, 12/15/30                                     2               2
  Government National Mortgage Association, 6.50%, 01/15/32                                   198             205
  Government National Mortgage Association, 6.00%, 10/15/32                                   166             170
  Government National Mortgage Association, 6.00%, 01/15/33                                   500             511
  Government National Mortgage Association, 5.50%, 07/15/33                                   563             569
  Government National Mortgage Association, 6.00%, 07/15/34                                   137             140
  Government National Mortgage Association, 6.00%, 08/15/34                                   608             623
  Government National Mortgage Association, 5.00%, 10/01/34                                 1,100           1,087
  Government National Mortgage Association, 6.00%, 05/15/35                                   256             262
  Government National Mortgage Association, 5.50%, 10/01/35                                 2,000           2,017
                                                                                                           74,758
U.S. Treasury Securities - 23.8%
  U.S. Treasury Bond, 10.375%, 11/15/12                                                       240             270
  U.S. Treasury Bond, 12.00%, 08/15/13 (l)                                                    250             302
  U.S. Treasury Bond, 11.25%, 02/15/15                                                        495             755
  U.S. Treasury Bond, 7.25%, 05/15/16 (l)                                                     270             334
  U.S. Treasury Bond, 8.75%, 05/15/17 (l)                                                     715             990
  U.S. Treasury Bond, 8.875%, 02/15/19 (l)                                                    645             924
  U.S. Treasury Bond, 8.50%, 02/15/20 (l)                                                     100             141
  U.S. Treasury Bond, 8.75%, 05/15/20                                                         180             260
  U.S. Treasury Bond, 8.00%, 11/15/21                                                       1,130           1,564
  U.S. Treasury Bond, 7.125%, 02/15/23 (l)                                                    735             954
  U.S. Treasury Bond, 6.25%, 08/15/23                                                       1,050           1,256
  U.S. Treasury Bond, 6.875%, 08/15/25                                                        390             503
  U.S. Treasury Bond, 6.75%, 08/15/26                                                         200             256
  U.S. Treasury Bond, 6.50%, 11/15/26 (l)                                                     360             450
  U.S. Treasury Bond, 6.375%, 08/15/27 (l)                                                    280             347
  U.S. Treasury Bond, 5.25%, 02/15/29 (l)                                                     715             779
  U.S. Treasury Bond, 6.25%, 05/15/30 (l)                                                     350             435
  U.S. Treasury Note, 2.875%, 11/30/06                                                      1,125           1,109
  U.S. Treasury Note, 3.125%, 01/31/07 (l)                                                  1,740           1,717
  U.S. Treasury Note, 6.25%, 02/15/07 (l)                                                   1,250           1,285
  U.S. Treasury Note, 3.75%, 03/31/07                                                         420             417
  U.S. Treasury Note, 4.375%, 05/15/07 (l)                                                    630             632
  U.S. Treasury Note, 3.625%, 06/30/07                                                      2,200           2,179
  U.S. Treasury Note, 3.25%, 08/15/07 (l)                                                     320             315
  U.S. Treasury Note, 3.00%, 11/15/07 (l)                                                   2,300           2,246
  U.S. Treasury Note, 3.375%, 02/15/08                                                      1,000             982
  U.S. Treasury Note, 3.75%, 05/15/08                                                         500             495
  U.S. Treasury Note, 3.375%, 11/15/08                                                        980             957
  U.S. Treasury Note, 3.375%, 12/15/08                                                      1,050           1,024
  U.S. Treasury Note, 3.25%, 01/15/09                                                       1,510           1,466
  U.S. Treasury Note, 2.625%, 03/15/09                                                      2,260           2,146
  U.S. Treasury Note, 5.50%, 05/15/09                                                         310             324
  U.S. Treasury Note, 3.375%, 10/15/09 (l)                                                    480             465
  U.S. Treasury Note, 6.50%, 02/15/10 (l)                                                     670             730
  U.S. Treasury Note, 3.875%, 07/15/10                                                      1,020           1,005
  U.S. Treasury Note, 4.125%, 08/15/10                                                        120             119
  U.S. Treasury Note, 5.00%, 02/15/11 (l)                                                   3,260           3,380
  U.S. Treasury Note, 4.875%, 02/15/12                                                        545             563
  U.S. Treasury Note, 3.875%, 02/15/13                                                         50              49
  U.S. Treasury Note, 3.625%, 05/15/13                                                        600             575
  U.S. Treasury Note, 4.25%, 08/15/13                                                         500             498
  U.S. Treasury Note, 4.25%, 08/15/14 (l)                                                     665             661
  U.S. Treasury Note, 4.25%, 11/15/14                                                       1,070           1,062
  U.S. Treasury Note, 4.125%, 05/15/15                                                        600             590
  U.S. Treasury Note, 4.25%, 08/15/15, TBA (c)                                              1,550           1,540
                                                                                                           39,051

  Total Government Securities (cost $118,956)                                                             118,245
Municipals - 0.2%
  Illinois State Taxable Pension, 5.10%, 06/01/33                                             200             198
  New Jersey State Turnpike, 4.252%, 01/01/16                                                  95              91
  New Jersey State Turnpike, 4.252%, 01/01/16                                                   5               5

  Total Municipals (cost $279)                                                                                294
Short Term Investments - 37.2%
Commercial Paper - 27.9%
  ABN AMRO, 3.74%, 10/26/05 (f)                                                             3,000           2,992
  Caterpillar Financial, 3.71%, 10/18/05 (f)                                                3,000           2,995
  CBA Finance, 3.77%, 10/31/05 (f)                                                          3,000           2,991
  Citigroup Funding Inc., 3.65%, 10/14/05 (f)                                               3,000           2,996
  Danske Corp., 3.77%, 10/17/05 (f)                                                         3,000           2,995
  General Electric Capital Corp., 3.68%, 10/14/05 (f)                                       3,000           2,996
  HBOS Treasury Services Plc, 3.55%, 10/04/05 (f)                                           2,000           1,999
  ING US Funding LLC, 3.56%, 10/03/05 (f)                                                   3,800           3,799
  International Lease Finance Corp., 3.72%, 10/14/05 (f)                                    4,000           3,995
  Paccar Financial, 3.71%, 10/14/05 (f)                                                     3,000           2,996
  San Paolo, 3.67%, 10/13/05 (f)                                                            3,000           2,996
  Societe Generale, 3.69%, 10/13/05 (f)                                                     2,200           2,197
  Spintab AB, 3.68%, 10/07/05 (f)                                                           3,000           2,998
  UBS Finance LLC, 3.725%, 10/13/05 (f)                                                     3,000           2,996
  UniCredito Italiano de Inc., 3.78%, 10/28/05 (f)                                          3,800           3,790
                                                                                                           45,732
Money Market Funds - 1.6%
  Dreyfus Cash Management Plus Fund, 3.64% (a) (n)                                          2,610           2,610


Securities Lending Collateral - 7.7%
  Mellon GSL Delaware Business Trust Collateral Fund (n)                                   12,625          12,625

  Total Short Term Investments (cost $60,966)                                                              60,966
Total Investments - 135.1% (cost $222,547)                                                                221,535

Other Assets and Liabilities, Net -  (35.1%)                                                             (57,506)

Total Net Assets - 100%                                                                                  $164,029

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
Common Stocks - 97.5%
Aerospace & Defense - 1.8%
  Lockheed Martin Corp.                                                                         6            $381
  Northrop Grumman Corp.                                                                        7             380
  Raytheon Co.                                                                                  9             348
                                                                                                            1,109
Airlines - 0.1%
  Southwest Airlines Co.                                                                        3              51


Apparel - 1.2%
  Coach Inc. (b)                                                                               12             361
  Nike Inc. - Class B                                                                           5             384
  Reebok International Ltd.                                                                     -              17
                                                                                                              762
Auto Manufacturers - 1.4%
  Ford Motor Co.                                                                               35             346
  Navistar International Corp. (b)                                                              8             256
  Paccar Inc.                                                                                   4             282
                                                                                                              884
Auto Parts & Equipment - 0.0%
  Cooper Tire & Rubber Co.                                                                      -               5
  Delphi Corp.                                                                                  2               6
                                                                                                               11
Banks - 6.2%
  Bank of America Corp.                                                                        27           1,150
  Compass Bancshares Inc.                                                                       6             289
  Fifth Third Bancorp.                                                                         10             359
  JPMorgan Chase & Co.                                                                         10             350
  North Fork Bancorp. Inc                                                                       2              38
  SunTrust Banks Inc.                                                                           6             382
  US Bancorp.                                                                                   9             239
  Wachovia Corp.                                                                                9             440
  Wells Fargo & Co.                                                                            10             571
                                                                                                            3,818
Beverages - 1.6%
  Brown-Forman Corp. - Class B                                                                  1              81
  Coca-Cola Co.                                                                                12             533
  PepsiCo Inc.                                                                                  8             441
                                                                                                            1,055
Biotechnology - 1.2%
  Amgen Inc. (b)                                                                                7             524
  Biogen Idec Inc. (b)                                                                          2              71
  Chiron Corp.                                                                                  1              32
  Genzyme Corp.                                                                                 1              88
                                                                                                              715
Building Materials - 0.1%
  Vulcan Materials Co.                                                                          1              37


Chemicals - 2.6%
  Ashland Inc.                                                                                  -              17
  Dow Chemical Co.                                                                             12             484
  E.I. Du Pont de Nemours & Co.                                                                 7             269
  Eastman Chemical Co.                                                                          2              80
  Engelhard Corp.                                                                               1              14
  PPG Industries Inc.                                                                           5             278
  Rohm & Haas Co.                                                                               8             333
  Sigma-Aldrich Corp.                                                                           1              77
                                                                                                            1,552
Commercial Services - 0.7%
  Cendant Corp.                                                                                 6             115
  Equifax Inc.                                                                                  1              21
  FedEx Corp.                                                                                   2             136
  H&R Block Inc.                                                                                2              43
  Paychex Inc.                                                                                  3              93
  RR Donnelley & Sons Co.                                                                       1              43
                                                                                                              451
Computers - 4.6%
  Apple Computer Inc. (b)                                                                      10             538
  Dell Inc. (b)                                                                                20             675
  Electronic Data Systems Corp.                                                                 3              61
  EMC Corp. (b)                                                                                11             141
  Hewlett-Packard Co.                                                                           7             211
  International Business Machines Corp.                                                        12             971
  NCR Corp. (b)                                                                                 5             169
                                                                                                            2,766
Cosmetics & Personal Care - 3.2%
  Alberto-Culver Co. - Class B                                                                  6             282
  Avon Products Inc.                                                                            5             139
  Colgate-Palmolive Co.                                                                         6             306
  Gillette Co.                                                                                  6             365
  International Flavors & Fragrances Inc.                                                       -              14
  Proctor & Gamble Co.                                                                         14             811
                                                                                                            1,917
Diversified Financial Services - 7.5%
  American Express Co.                                                                          5             296
  Charles Schwab Corp.                                                                          2              32
  CIT Group Inc.                                                                                3             149
  Citigroup Inc.                                                                               33           1,513
  Countrywide Financial Corp.                                                                   3             102
  Fannie Mae                                                                                    5             228
  First Horizon National Corp.                                                                  1              18
  Goldman Sachs Group Inc.                                                                      5             600
  Lehman Brothers Holdings Inc.                                                                 2             186
  Merrill Lynch & Co. Inc.                                                                      9             551
  Morgan Stanley                                                                               11             591
  SLM Corp.                                                                                     5             275
                                                                                                            4,542
Electric - 2.4%
  Allegheny Energy Inc.                                                                         1              25
  Ameren Corp. (l)                                                                              6             326
  Calpine Corp. (b) (l)                                                                         4               9
  Centerpoint Energy Inc. (l)                                                                   1              19
  CMS Energy Corp. (b)                                                                          1              21
  Constellation Energy Group Inc.                                                               5             326
  Duke Energy Corp.                                                                             4             105
  Edison International Inc.                                                                     2              80
  Exelon Corp.                                                                                  3             150
  PG&E Corp.                                                                                    2              71
  Southern Co.                                                                                  6             197
  TXU Corp.                                                                                     1             124
                                                                                                            1,453
Electrical Components & Equipment - 0.3%
  Nvidia Corp. (b)                                                                              5             168


Electronics - 1.2%
  Parker Hannifin Corp.                                                                         5             341
  PerkinElmer Inc.                                                                              7             149
  Sanmina-SCI Corp. (b)                                                                        15              64
  Solectron Corp. (b)                                                                          16              63
  Thermo Electron Corp. (b)                                                                     3              87
                                                                                                              704
Environmental Control - 0.2%
  Allied Waste Industries Inc.                                                                  2              13
  Waste Management Inc.                                                                         3              86
                                                                                                               99
Food - 1.8%
  General Mills Inc.                                                                            3             140
  H.J. Heinz Co.                                                                                4             132
  Kellogg Co.                                                                                   8             387
  McCormick & Co. Inc.                                                                         10             310
  WM Wrigley Jr Co.                                                                             2             129
                                                                                                            1,098
Forest Products & Paper - 0.3%
  International Paper Co.                                                                       3              80
  MeadWestvaco Corp.                                                                            1              28
  Plum Creek Timber Co. Inc.                                                                    1              37
  Temple-Inland Inc.                                                                            1              23
                                                                                                              168
Hand & Machine Tools - 0.3%
  Stanley Works                                                                                 3             154


Healthcare - 6.0%
  Aetna Inc.                                                                                    2             135
  Bausch & Lomb Inc.                                                                            3             202
  Biomet Inc.                                                                                   3              90
  Boston Scientific Corp. (b)                                                                   2              36
  Guidant Corp.                                                                                 4             303
  HCA Inc.                                                                                      9             412
  Health Management Associates Inc.                                                             3              59
  Humana Inc. (b)                                                                               1              38
  Johnson & Johnson                                                                            15             966
  Manor Care Inc.                                                                               2              73
  Medtronic Inc.                                                                                1              66
  Quest Diagnostics Inc.                                                                        4             222
  Stryker Corp.                                                                                 -              15
  Tenet Healthcare Corp. (b)                                                                    2              26
  UnitedHealth Group Inc.                                                                       7             376
  WellPoint Inc. (b)                                                                            3             246
  Zimmer Holdings Inc. (b) (l)                                                                  6             379
                                                                                                            3,644
Home Furnishings - 0.3%
  Leggett & Platt Inc.                                                                          8             168


Household Products - 0.0%
  Avery Dennison Corp.                                                                          1              26


Insurance - 4.5%
  ACE Ltd.                                                                                      2              71
  Aflac Inc.                                                                                    3             123
  Allstate Corp.                                                                                4             195
  AMBAC Financial Group Inc.                                                                    1              36
  American International Group Inc.                                                            16             978
  Cigna Corp.                                                                                   1              71
  Cincinnati Financial Corp.                                                                    1              32
  Hartford Financial Services Group Inc.                                                        2             123
  Jefferson-Pilot Corp.                                                                         1              36
  Lincoln National Corp.                                                                        1              42
  Loews Corp.                                                                                   1              84
  Marsh & McLennan Cos. Inc.                                                                    3              86
  MBIA Inc.                                                                                     2             133
  MetLife Inc.                                                                                  4             194
  MGIC Investment Corp.                                                                         -              26
  Progressive Corp.                                                                             1             115
  Prudential Financial Inc.                                                                     3             173
  Safeco Corp.                                                                                  1              27
  Torchmark Corp.                                                                               1              26
  XL Capital Ltd. - Class A                                                                     2             136
                                                                                                            2,707
Internet - 0.7%
  KB Home                                                                                       2             139
  Symantec Corp. (b)                                                                           11             247
  Yahoo! Inc. (b)                                                                               1              18
                                                                                                              404
Iron & Steel - 0.1%
  Nucor Corp.                                                                                   1              53
  United States Steel Corp.                                                                     -              17
                                                                                                               70
Leisure Time - 0.7%
  Brunswick Corp.                                                                               7             268
  Sabre Holdings Corp.                                                                          9             172
                                                                                                              440
Lodging - 1.1%
  Hilton Hotels Corp.                                                                          14             312
  Starwood Hotels & Resorts Worldwide Inc.                                                      6             360
                                                                                                              672
Machinery - 0.6%
  Caterpillar Inc.                                                                              4             237
  Cummins Inc.                                                                                  -              26
  Rockwell Automation Inc.                                                                      2             101
                                                                                                              364
Manufacturing - 4.5%
  3M Corp.                                                                                      4             308
  Danaher Corp.                                                                                 3             149
  Dover Corp.                                                                                   2              98
  Eaton Corp.                                                                                   2             102
  General Electric Corp.                                                                       50           1,685
  Honeywell Inernational Inc.                                                                   3             120
  Ingersoll-Rand Co. Ltd. - Class A                                                             6             232
  Tyco International Ltd.                                                                       1              28
                                                                                                            2,722
Media - 4.1%
  Clear Channel Communications Inc.                                                             -              11
  Comcast Corp. - Class A (b)                                                                  21             614
  Meredith Corp. (l)                                                                            6             309
  News Corp Inc.                                                                               15             234
  Time Warner Inc.                                                                             21             386
  Viacom Inc. - Class B                                                                        17             573
  Walt Disney Co.                                                                              15             351
                                                                                                            2,478
Mining - 0.5%
  Alcoa Inc.                                                                                    5             111
  Freeport-McMoRan Copper & Gold Inc. (l)                                                       1              39
  Newmont Mining Corp. (l)                                                                      2             106
  Phelps Dodge Corp.                                                                            1              65
                                                                                                              321
Office & Business Equipment - 0.1%
  Pitney Bowes Inc.                                                                             1              50


Oil & Gas Producers - 9.4%
  Amerada Hess Corp.                                                                            -              55
  Apache Corp.                                                                                  3             197
  Burlington Resources Inc.                                                                     2             122
  Chevron Corp.                                                                                13             866
  ConocoPhillips                                                                               11             744
  Exxon Mobil Corp.                                                                            33           2,104
  Kerr-McGee Corp.                                                                              1             107
  Marathon Oil Corp.                                                                            -               5
  Murphy Oil Corp.                                                                              1              45
  Nabors Industries Ltd. (b)                                                                    5             352
  Noble Corp.                                                                                   3             212
  Rowan Cos Inc.                                                                                8             298
  Transocean Inc. (b)                                                                           6             392
  Valero Energy Corp.                                                                           2             192
                                                                                                            5,691
Oil & Gas Services - 0.5%
  Halliburton Co.                                                                               3             176
  National Oilwell Varco Inc. (b)                                                               1              59
  Weatherford International Ltd. (b)                                                            1              48
                                                                                                              283
Packaging & Containers - 0.0%
  Ball Corp.                                                                                    1              22


Pharmaceuticals - 4.6%
  Abbott Laboratories                                                                           2              94
  Allergan Inc.                                                                                 4             330
  Eli Lilly & Co.                                                                               3             135
  Express Scripts Inc. (b)                                                                      -              19
  Forest Laboratories Inc.                                                                      2              70
  Gilead Sciences Inc.                                                                          3             122
  Medimmune Inc. (b)                                                                            1              45
  Merck & Co. Inc.                                                                             12             316
  Pfizer Inc.                                                                                  36             904
  Schering-Plough Corp.                                                                        22             455
  Wyeth                                                                                         7             324
                                                                                                            2,814
Pipelines - 0.2%
  EL Paso Corp. (l)                                                                             3              43
  Williams Cos. Inc.                                                                            3              70
                                                                                                              113
Real Estate - 0.7%
  Apartment Investment & Management Co.                                                         -              16
  Archstone-Smith Trust                                                                         1              44
  Equity Office Properties Trust                                                                2              70
  Equity Residential                                                                            2              57
  Prologis                                                                                      1              58
  Public Storage Inc.                                                                           -              27
  Simon Property Group Inc.                                                                     1              89
  Vornado Realty Trust                                                                          1              52
                                                                                                              413
Retail - 4.3%
  Circuit City Stores Inc.                                                                      5              77
  Home Depot Inc.                                                                              15             573
  JC Penney Corp. Inc.                                                                          8             356
  Lowe's Cos. Inc.                                                                              7             425
  Staples Inc.                                                                                 10             208
  Walgreen Co.                                                                                  6             276
  Wal-Mart Stores Inc.                                                                         15             678
                                                                                                            2,593
Savings & Loans - 0.2%
  Golden West Financial Corp.                                                                   2             107


Semiconductors - 3.8%
  Intel Corp.                                                                                  43           1,068
  KLA-Tencor Corp.                                                                              7             322
  LSI Logic Corp. (b) (l)                                                                      31             309
  PMC - Sierra Inc. (b)                                                                        13             116
  Texas Instruments Inc.                                                                       14             467
                                                                                                            2,282
Software - 4.0%
  Fiserv Inc. (b)                                                                               3             138
  Mercury Interactive Corp. (b)                                                                 5             190
  Microsoft Corp.                                                                              60           1,543
  Oracle Corp. (b)                                                                             27             330
  Parametric Technology Corp. (b)                                                              34             234
                                                                                                            2,435
Telecommunications - 2.9%
  AT&T Corp.                                                                                    4              76
  BellSouth Corp.                                                                              12             316
  Ciena Corp. (b)                                                                               2               6
  Citizens Communications Co.                                                                   2              22
  Qwest Communications International Inc. (b) (l)                                               8              31
  SBC Communications Inc.                                                                      18             442
  Sprint Nextel Corp.                                                                           7             176
  Verizon Communications Inc.                                                                  22             709
                                                                                                            1,778
Telecommunications Equipment - 2.1%
  Cisco Systems Inc. (b)                                                                       18             329
  Comverse Technology Inc. (b)                                                                  2              52
  Corning Inc. (b)                                                                             23             439
  JDS Uniphase Corp. (b)                                                                        8              18
  Qualcomm Inc.                                                                                 2              90
  Scientific-Atlanta Inc.                                                                       9             326
                                                                                                            1,254
Textiles - 0.0%
  Cintas Corp.                                                                                  1              28


Tobacco - 1.5%
  Altria Group Inc.                                                                            11             815
  Reynolds American Inc (l)                                                                     1              55
  UST Inc.                                                                                      1              38
                                                                                                              908
Transportation - 1.3%
  Burlington Northern Santa Fe Corp.                                                            2             120
  CSX Corp.                                                                                     1              46
  Norfolk Southern Corp.                                                                        2              81
  Union Pacific Corp.                                                                           1             106
  United Parcel Service Inc. - Class B                                                          6             406
                                                                                                              759
Wireless Telecommunications - 0.1%
  Motorola Inc.                                                                                 3              60

  Total Common Stocks (cost $55,373)                                                                       59,119
Short Term Investments - 4.6%
Money Market Funds - 2.2%
  Dreyfus Cash Management Plus Fund, 3.64% (a) (n)                                          1,284           1,284


Securities Lending Collateral - 2.2%
  Mellon GSL Delaware Business Trust Collateral Fund (n)                                    1,361           1,361


U.S. Treasury Bills - 0.2%
  U.S. Treasury Bill, 3.435%, 12/08/05 (m)                                                    150             149

  Total Short Term Investments (cost $2,794)                                                                2,794
Total Investments - 102.1% (cost $58,167)                                                                  61,913

Other Assets and Liabilities, Net -  (2.1%)                                                               (1,244)

Total Net Assets - 100%                                                                                   $60,669

JNL/Mellon Capital Management International Index Fund
Common Stocks - 96.6%
Advertising - 0.4%
  Aegis Group Plc                                                                              29             $71
  Asatsu-DK Inc.                                                                                1              22
  Dentsu Inc.                                                                                   -             130
  Hakuhodo DY Holdings Inc. (l)                                                                 1              40
  PagesJaunes Groupe SA                                                                         3              89
  Publicis Groupe                                                                               4             113
  SFCG Co. Ltd.                                                                                 -              34
  Telefonica Publicidad e Informacion SA                                                        5              40
  WPP Group Plc                                                                                30             309
                                                                                                              848
Aerospace & Defense - 0.7%
  BAE Systems Plc                                                                              82             495
  Cobham Plc                                                                                   27              75
  European Aeronautic Defence and Space Co. NV                                                  6             222
  Finmeccanica SpA                                                                              8             153
  Meggitt Plc                                                                                  11              62
  Rolls-Royce Group Plc (b)                                                                    40             262
  Safran SA                                                                                     5             102
  Thales SA                                                                                     2              95
  Zodiac SA                                                                                     1              57
                                                                                                            1,523
Agriculture - 0.4%
  Imperial Tobacco Group Plc                                                                   18             527
  Japan Tobacco Inc.                                                                            -             363
  Swedish Match AB                                                                              8              95
                                                                                                              985
Airlines - 0.2%
  Air France-KLM                                                                                3              53
  All Nippon Airways Co. Ltd.                                                                  14              43
  British Airways Plc (b)                                                                      13              68
  Cathay Pacific Airways Ltd.                                                                  27              48
  Deutsche Lufthansa AG                                                                         6              73
  Gamesa Corp. Tecnologica SA                                                                   3              47
  Iberia Lineas Aereas de Espana                                                               13              33
  Japan Airlines Corp.                                                                         17              45
  Qantas Airways Ltd.                                                                          23              59
  Ryanair Holdings Plc (b)                                                                      1               8
  SAS AB (b)                                                                                    2              24
  Singapore Airlines Ltd.                                                                      14              96
                                                                                                              597
Apparel - 0.3%
  Adidas-Salomon AG                                                                             1             197
  Benetton Group SpA                                                                            2              19
  Billabong International Ltd.                                                                  3              31
  Fast Retailing Co. Ltd.                                                                       1             106
  Gunze Ltd.                                                                                    4              20
  Hermes International                                                                          -              55
  Onward Kashiyama Co. Ltd.                                                                     4              63
  Puma AG Rudolf Dassler Sport                                                                  -             115
  Tokyo Style Co. Ltd.                                                                          2              21
  Wacoal Holdings Corp.                                                                         3              40
                                                                                                              667
Auto Manufacturers - 3.2%
  DaimlerChrysler AG                                                                           23           1,230
  Fiat SpA (b)                                                                                 12             109
  Hino Motors Ltd.                                                                              6              41
  Honda Motor Co. Ltd.                                                                         20           1,137
  Nissan Motor Co. Ltd.                                                                        58             656
  Peugeot SA                                                                                    4             284
  Renault SA                                                                                    5             446
  Scania AB - Class B                                                                           3              93
  Tomkins Plc                                                                                  20             102
  Toyota Motor Corp.                                                                           73           3,362
  Volkswagen AG                                                                                 9             475
  Volvo AB                                                                                      8             351
                                                                                                            8,286
Auto Parts & Equipment - 0.8%
  Aisin Seiki Co. Ltd.                                                                          5             133
  Bridgestone Corp.                                                                            17             364
  Compagnie Generale des Etablissements Michelin                                                4             214
  Continental AG                                                                                3             277
  Denso Corp.                                                                                  14             391
  GKN Plc                                                                                      19              99
  Inchcape Plc                                                                                  2              71
  Koyo Seiko Co. Ltd.                                                                           4              60
  NGK Spark Plug Co. Ltd.                                                                       5              72
  NHK Spring Co. Ltd.                                                                           4              29
  NOK Corp. (l)                                                                                 3              77
  Pirelli & C SpA                                                                              73              77
  Sanden Corp. (l)                                                                              3              14
  Sumitomo Rubber Industries Inc.                                                               4              48
  Toyoda Gosei Co. Ltd.                                                                         2              35
  Valeo SA                                                                                      2              77
  Yamaha Motor Co. Ltd.                                                                         5              96
                                                                                                            2,134
Banks - 16.5%
  77 Bank Ltd.                                                                                  7              51
  ABN AMRO Holding NV                                                                          44           1,063
  Allied Irish Banks Plc                                                                       22             471
  Alpha Bank AE                                                                                 7             202
  Australia & New Zealand Banking Group Ltd.                                                   46             849
  Banca Antonveneta SpA                                                                         3              79
  Banca Intesa SpA                                                                             24             103
  Banca Intesa SpA                                                                             83             386
  Banca Monte dei Paschi di Siena SpA                                                          28             124
  Banca Nazionale del Lavoro SpA (b)                                                           34             108
  Banca Popolare di Milano SCRL                                                                10             104
  Banche Popolari Unite Scrl                                                                    9             180
  Banco Bilbao Vizcaya Argentaria SA                                                           86           1,512
  Banco BPI SA                                                                                  7              33
  Banco Comercial Portugues SA                                                                 48             134
  Banco Espirito Santo SA (l)                                                                   3              45
  Banco Popolare di Verona e Novara SCRL                                                        9             174
  Banco Popular Espanol SA                                                                     22             266
  Banco Santander Central Hispano SA                                                          151           1,985
  Bank Austria Creditanstalt AG                                                                 1             106
  Bank of East Asia Ltd.                                                                       37             109
  Bank of Fukuoka Ltd.                                                                         15             108
  Bank of Ireland                                                                              25             389
  Bank of Kyoto Ltd.                                                                            6              60
  Bank of Yokohama Ltd.                                                                        30             229
  Barclays Plc                                                                                164           1,660
  Bayerische Hypo-und Vereinsbank AG (b)                                                       14             403
  BNP Paribas                                                                                  20           1,540
  BOC Hong Kong Holdings Ltd.                                                                  96             192
  Capitalia SpA                                                                                37             203
  China Bank Ltd.                                                                              17             138
  Commerzbank AG                                                                               12             332
  Commonwealth Bank of Australia                                                               33             954
  Credit Agricole SA                                                                           15             439
  Credit Suisse Group                                                                          31           1,366
  Danske Bank A/S                                                                              11             340
  DBS Group Holdings Ltd.                                                                      28             261
  Depfa Bank Plc                                                                                9             147
  Deutsche Bank AG                                                                             13           1,173
  Dexia                                                                                        14             318
  DNB Nor Bank ASA                                                                             17             179
  EFG Eurobank Ergasias SA                                                                      5             151
  Emporiki Bank of Greece SA                                                                    2              49
  Erste Bank der Oesterreichischen Sparkassen AG                                                3             179
  Fortis                                                                                       30             863
  Gunma Bank Ltd. (l)                                                                          10              64
  Hang Seng Bank Ltd.                                                                          20             265
  HBOS Plc                                                                                     99           1,494
  Hokugin Financial Group Inc.                                                                 28             106
  HSBC Holdings PLC                                                                           285           4,614
  Joyo Bank Ltd.                                                                               17             104
  KBC Groep NV                                                                                  5             377
  Macquarie Bank Ltd.                                                                           6             330
  Mitsubishi UFJ Financial Group Inc. (l)                                                       -           2,446
  Mitsui Trust Holding Inc.                                                                    14             194
  Mizuho Financial Group Inc.                                                                   -           1,361
  National Australia Bank Ltd.                                                                 40             999
  National Bank of Greece SA                                                                    7             274
  Nishi-Nippon City Bank Ltd.                                                                  12              60
  Nordea Bank AB                                                                               54             544
  Oversea-Chinese Banking Corp.                                                                66             242
  Piraeus Bank SA                                                                               5              94
  Resona Holdings Inc. (b)                                                                      -             299
  Royal Bank of Scotland Group Plc                                                             81           2,296
  Sanpaolo IMI SpA                                                                             28             437
  Shinsei Bank Ltd.                                                                            25             157
  Shizuoka Bank Ltd.                                                                           15             154
  Skandinaviska Enskilda Banken AB                                                             12             223
  Sumitomo Mitsui Financial Group Inc.                                                          -           1,084
  Sumitomo Trust & Banking Co. Ltd.                                                            32             263
  Suncorp-Metway Ltd.                                                                          14             211
  Suruga Bank Ltd. (l)                                                                          5              55
  Svenska Handelsbanken - Class A                                                              13             306
  UBS AG                                                                                       27           2,313
  UniCredito Italiano SpA                                                                     112             634
  United Overseas Bank Ltd.                                                                    29             242
  Westpac Banking Corp.                                                                        46             738
  Wing Hang Bank Ltd.                                                                           4              30
                                                                                                           42,767
Beverages - 1.7%
  Asahi Breweries Ltd.                                                                         10             120
  C&C Group Plc                                                                                 7              42
  Cargotec Corp. - Class B (b)                                                                  1              27
  Carlsberg A/S                                                                                 1              51
  Coca-Cola Amatil Ltd.                                                                        14              84
  Coca-Cola Hellenic Bottling Co. SA                                                            3              75
  Coca-Cola West Japan Co. Ltd.                                                                 1              20
  Diageo Plc                                                                                   76           1,087
  Foster's Group Ltd.                                                                          51             228
  Fraser & Neave Ltd.                                                                           5              48
  Heineken NV                                                                                   6             204
  InBev NV                                                                                      5             181
  Ito En Ltd.                                                                                   1              37
  Kirin Brewery Co. Ltd.                                                                       20             220
  Kone Oyj (b)                                                                                  1              62
  Lion Nathan Ltd.                                                                              8              50
  LVMH Louis Vuitton Moet Hennessy SA                                                           6             514
  Mitsubishi Chemical Holdings Corp. (b)                                                       22             142
  Pernod-Ricard SA                                                                              2             316
  Punch Taverns Plc                                                                             7              94
  SABMiller Plc                                                                                22             434
  Sapporo Holdings Ltd.                                                                         8              42
  Scottish & Newcastle Plc                                                                     19             157
  Singapore Press Holdings Ltd.                                                                39             108
  Takara Holdings Inc.                                                                          4              26
                                                                                                            4,369
Biotechnology - 0.1%
  Lonza Group AG                                                                                1              57
  Novozymes A/S                                                                                 1              69
  Qiagen NV (b)                                                                                 3              45
  Sonic Healthcare Ltd.                                                                         6              73
  Zeltia SA                                                                                     5              33
                                                                                                              277
Building Materials - 1.4%
  ACS Actividades Construccion Y Servicios SA                                                   6             181
  Asahi Glass Co. Ltd.                                                                         26             273
  Boral Ltd.                                                                                   14              87
  BPB Plc                                                                                      13             169
  Central Glass Co. Ltd. (l)                                                                    4              23
  Cie de Saint-Gobain                                                                           8             449
  Cimpor Cimentos de Portugal SA                                                                4              24
  CRH Plc                                                                                      14             368
  CSR Ltd.                                                                                     24              56
  Daikin Industries Ltd.                                                                        6             163
  Fletcher Building Ltd.                                                                       12              64
  FLSmidth & Co. A/S                                                                            1              22
  Grafton Group Plc (b)                                                                         5              54
  Hanson Plc                                                                                   19             197
  Holcim Ltd.                                                                                   5             311
  Imerys SA                                                                                     1              60
  Italcementi SpA                                                                               2              39
  James Hardie Industries NV                                                                   11              77
  JS Group Corp.                                                                                6              97
  Kingspan Group Plc                                                                            3              41
  Lafarge SA                                                                                    4             383
  Matsushita Electric Works Ltd.                                                                8              79
  Nippon Sheet Glass Co. Ltd.                                                                  10              45
  Pilkington Plc                                                                               26              64
  Sumitomo Osaka Cement Co. Ltd.                                                                8              26
  Taiheiyo Cement Corp.                                                                        23              86
  Techtronic Industries Co.                                                                    23              58
  Titan Cement Co. SA                                                                           1              50
  Travis Perkins Plc                                                                            3              74
  Wienerberger AG                                                                               2              60
  YIT-Yhtyma Oyj                                                                                2              69
                                                                                                            3,749
Chemicals - 2.3%
  Air Liquide                                                                                   3             508
  Akzo Nobel NV                                                                                 7             303
  Asahi Kasei Corp.                                                                            31             169
  BASF AG                                                                                      14           1,026
  Bayer AG                                                                                     17             613
  BOC Group Plc                                                                                13             255
  Ciba Specialty Chemicals AG                                                                   2             101
  Clariant AG (b)                                                                               6              88
  Daicel Chemical Industries Ltd.                                                               8              52
  Dainippon Ink and Chemicals Inc.                                                             17              56
  Denki Kagaku Kogyo K K (l)                                                                   11              40
  DSM NV                                                                                        4             155
  Hitachi Chemical Co. Ltd.                                                                     3              56
  Imperial Chemical Industries Plc                                                             31             163
  Ishihara Sangyo Kaisha Ltd.                                                                   6              13
  JSR Corp. (l)                                                                                 5              96
  Kaneka Corp.                                                                                  7              91
  Kingboard Chemical Holdings Ltd.                                                             13              32
  Mitsubishi Gas Chemical Co. Inc.                                                             11              73
  Mitsui Chemicals Inc.                                                                        17             100
  Nippon Kayaku Co. Ltd.                                                                        4              31
  Nippon Shokubai Co. Ltd.                                                                      3              32
  Nissan Chemical Industries Ltd.                                                               4              50
  Nitto Denko Corp.                                                                             4             242
  Sekisui Chemical Co. Ltd.                                                                    11              78
  Shin-Etsu Chemical Co. Ltd.                                                                  10             432
  Showa Denko KK                                                                               27              86
  Solvay SA                                                                                     2             199
  Sumitomo Bakelite Co. Ltd.                                                                    4              27
  Sumitomo Chemical Co. Ltd. (l)                                                               38             235
  Syngenta AG (b)                                                                               3             285
  Taiyo Nippon Sanso Corp.                                                                      6              37
  Tokuyama Corp.                                                                                5              49
  Tosoh Corp. (l)                                                                              12              52
  Ube Industries Ltd.                                                                          22              59
  Yara International ASA                                                                        5              99
                                                                                                            5,983
Commercial Services - 1.0%
  Abertis Infraestructuras SA                                                                   6             162
  Adecco SA                                                                                     3             150
  Aggreko Plc.                                                                                  5              22
  Autoroutes du Sud de la France                                                                2              94
  Benesse Corp.                                                                                 2              64
  Brambles Industries Ltd.                                                                     24             165
  Brambles Industries Plc                                                                      19             114
  Brisa-Auto Estradas de Portugal SA                                                            9              77
  Bunzl Plc                                                                                     9              89
  Capita Group Plc                                                                             17             111
  Dai Nippon Printing Co. Ltd.                                                                 16             258
  Davis Service Group Plc                                                                       5              39
  De La Rue Plc                                                                                 5              34
  Goodwill Group Inc.                                                                           -              12
  Group 4 Securicor Plc (b)                                                                    27              73
  Hays Plc                                                                                     44              95
  Intertek Group Plc                                                                            4              48
  Kamigumi Co. Ltd.                                                                             6              48
  Mayne Nickless Ltd.                                                                          16              66
  Nichii Gakkan Co.                                                                             1              12
  Randstad Holdings NV                                                                          1              47
  Rank Group Plc                                                                               16              86
  Rentokil Initial Plc                                                                         48             139
  SBM Offshore NV                                                                               1              67
  Securitas AB - Class B                                                                        8             116
  Serco Group Plc                                                                              12              54
  SGS SA                                                                                        -              88
  Societe Des Autoroutes Paris-Rhin-Rhone                                                       1              62
  TIS Inc.                                                                                      1              17
  Toppan Printing Co. Ltd.                                                                     14             148
  Vedior NV                                                                                     4              59
  Waste Management NZ Ltd.                                                                      2              11
                                                                                                            2,627
Computers - 0.6%
  Atos Origin (b)                                                                               2             121
  Cap Gemini SA (b)                                                                             3             124
  Computershare Ltd.                                                                           10              52
  Creative Technology Ltd.                                                                      2              15
  CSK Holdings Corp.                                                                            2              70
  Fujitsu Ltd.                                                                                 45             297
  Getronics NV                                                                                  3              41
  Indra Sistemas SA                                                                             4              79
  Itochu Techno-Science Corp.                                                                   1              24
  LogicaCMG Plc                                                                                19              58
  Logitech International SA (b)                                                                 2              84
  Meitec Corp.                                                                                  1              26
  Misys Plc                                                                                    13              48
  NET One Systems Co. Ltd. (l)                                                                  -              29
  Obic Co. Ltd.                                                                                 -              34
  TDK Corp. (l)                                                                                 3             214
  Tietoenator Oyj                                                                               2              70
  Wincor Nixdorf AG                                                                             -              34
  WM-data AB                                                                                    7              19
                                                                                                            1,439
Cosmetics & Personal Care - 0.5%
  Aderans Co. Ltd.                                                                              1              19
  Beiersdorf AG                                                                                 -              51
  Givaudan                                                                                      -             117
  Kao Corp.                                                                                    13             320
  Kose Corp                                                                                     1              24
  L'Oreal SA                                                                                    8             581
  Oriflame Cosmetics SA                                                                         1              29
  Shiseido Co. Ltd.                                                                             9             130
  Straumann Holding AG                                                                          -              56
  Uni-Charm Corp.                                                                               1              47
                                                                                                            1,374
Distribution & Wholesale - 1.0%
  Buhrmann NV                                                                                   3              32
  Canon Sales Co. Inc.                                                                          2              41
  Esprit Holdings Ltd.                                                                         25             185
  Hagemeyer NV (b)                                                                             15              43
  Itochu Corp.                                                                                 38             261
  Jardine Cycle & Carriage Ltd.                                                                 3              19
  Jeronimo Martins                                                                              1              18
  Li & Fung Ltd.                                                                               48             111
  Marubeni Corp. (l)                                                                           34             158
  Mitsubishi Corp.                                                                             30             590
  Mitsubishi Logistics Corp. (l)                                                                3              35
  Mitsui & Co. Ltd.                                                                            36             451
  Singapore Post Ltd.                                                                          42              30
  Sojitz Corp. (b)                                                                              6              34
  Sumitomo Corp.                                                                               27             285
  Toyota Tsusho Corp.                                                                           4              73
  Wolseley Plc                                                                                 15             318
                                                                                                            2,684
Diversified Financial Services - 2.5%
  Acom Co. Ltd.                                                                                 2             128
  Aeon Credit Service Co. Ltd.                                                                  1              52
  Aiful Corp.                                                                                   2             132
  Amvescap Plc                                                                                 18             118
  Australian Stock Exchange Ltd.                                                                3              56
  Babcock & Brown Ltd.                                                                          4              67
  Banca Fideuram SpA                                                                            8              46
  Cattles Plc                                                                                   9              45
  Challenger Financial Services Group Ltd.                                                      9              28
  Close Brothers Group Plc                                                                      3              47
  Credit Saison Co. Ltd.                                                                        4             175
  D Carnegie AB                                                                                 1              12
  Daiwa Securities Group Inc.                                                                  32             250
  Deutsche Boerse AG                                                                            3             246
  E*Trade Securities Co. Ltd.                                                                   -              44
  Euronext NV                                                                                   2             102
  Fineco SpA                                                                                    4              39
  Hellenic Exchanges SA                                                                         1              10
  Hitachi Capital Corp.                                                                         1              25
  Hong Kong Exchanges and Clearing Ltd.                                                        26              89
  ICAP Plc                                                                                     12              77
  Irish Life & Permanent Plc                                                                    7             122
  Lend Lease Corp. Ltd.                                                                        10             101
  London Stock Exchange Plc                                                                     6              65
  Man Group Plc                                                                                 7             213
  Matsui Securities Co. Ltd.                                                                    3              30
  Mediobanca SpA                                                                               12             241
  Mitsubishi UFJ Securities Co.                                                                 5              56
  MLP AG                                                                                        1              30
  Muenchener Rueckversicherungs AG                                                              5             533
  Nikko Cordial Corp.                                                                          20             226
  Nokian Renkaat OYJ                                                                            3              63
  Nomura Holdings Inc.                                                                         45             698
  OMX AB (b)                                                                                    3              37
  ORIX Corp.                                                                                    2             379
  Pacific Brands Ltd.                                                                          11              23
  Perpetual Trustees Australia Ltd.                                                             1              52
  Promise Co. Ltd. (l)                                                                          2             163
  Provident Financial Plc                                                                       6              68
  Sampo Oyj                                                                                    10             160
  Schroders Plc                                                                                 3              53
  SFE Corp Ltd.                                                                                 3              29
  Shinko Securities Co. Ltd.                                                                   11              41
  Singapore Exchange Ltd.                                                                      15              22
  Societe Generale - Class A                                                                    9           1,008
  Takefuji Corp. (l)                                                                            3             224
  Tower Ltd. (b)                                                                                7              12
                                                                                                            6,438
Electric - 3.3%
  Chubu Electric Power Co. Inc. (l)                                                            15             366
  CLP Holdings Ltd.                                                                            46             274
  Contact Energy Ltd.                                                                           8              41
  Edison SpA (b)                                                                               22              48
  Electrabel SA                                                                                 1             352
  Electric Power Development Co.                                                                4             120
  Endesa SA                                                                                    24             649
  Enel SpA                                                                                    109             943
  Energias de Portugal SA                                                                      46             128
  Hokkaido Electric Power Co. Inc.                                                              4              89
  HongKong Electric Holdings                                                                   35             175
  Iberdrola SA                                                                                 21             576
  International Power Plc (b)                                                                  38             168
  Kansai Electric Power Co. Inc.                                                               20             433
  Kyushu Electric Power Co. Inc.                                                               10             218
  National Grid Plc                                                                            69             647
  Public Power Corp.                                                                            3              56
  RWE AG                                                                                       12             760
  Scottish & Southern Energy Plc                                                               22             396
  Scottish Power Plc                                                                           47             478
  Sharp Corp.                                                                                  24             348
  Terna SpA                                                                                    31              79
  Tohoku Electric Power Co. Inc.                                                               11             238
  Tokyo Electric Power Co. Inc.                                                                29             738
  Union Fenosa SA                                                                               5             176
  Verbund - Oesterreichische Elektrizitaetswirtschafts AG                                       -              74
                                                                                                            8,570
Electrical Components & Equipment - 1.0%
  Bekaert SA                                                                                    -              41
  Casio Computer Co. Ltd.                                                                       6              81
  Fanuc Ltd.                                                                                    5             372
  Fujikura Ltd.                                                                                 9              55
  Furukawa Electric Co. Ltd. (b)                                                               14              71
  Hitachi Cable Ltd.                                                                            4              16
  Hitachi Ltd.                                                                                 81             513
  Infineon Technologies AG (b)                                                                 16             160
  Johnson Electric Holdings Ltd.                                                               42              40
  Kesa Electrical Plc                                                                          13              59
  Micronas Semiconductor Hold (b)                                                               1              39
  Minebea Co. Ltd.                                                                              9              37
  Mitsubishi Electric Corp.                                                                    50             320
  Omron Corp.                                                                                   5             127
  Sanken Electric Co. Ltd.                                                                      3              34
  Sanyo Electric Co. Ltd.                                                                      42             104
  Sogecable SA (b)                                                                              1              40
  Stanley Electric Co. Ltd.                                                                     4              56
  STATS ChipPAC Ltd. (b)                                                                       26              16
  Toshiba Corp.                                                                                74             326
  Ushio Inc.                                                                                    3              61
  Vector Ltd. (b)                                                                               4               8
  Vestas Wind Systems A/S (b)                                                                   4             103
                                                                                                            2,679
Electronics - 1.8%
  Advantest Corp. (l)                                                                           2             147
  Alps Electric Co. Ltd.                                                                        5              75
  Anritsu Corp.                                                                                 3              16
  Barco NV                                                                                      -              20
  Dainippon Screen Manufacturing Co. Ltd.                                                       5              33
  Electrocomponents Plc                                                                        11              48
  Epcos AG (b)                                                                                  1              14
  Hirose Electric Co. Ltd.                                                                      1              93
  Hoya Corp.                                                                                    3              90
  Hoya Corp. (b)                                                                                8             275
  Ibiden Co. Ltd.                                                                               2             100
  Johnson Matthey Plc                                                                           6             118
  Keyence Corp.                                                                                 1             206
  Koninklijke Philips Electronics NV                                                           33             889
  Kyocera Corp.                                                                                 4             285
  Mabuchi Motor Co. Ltd.                                                                        1              39
  Matsushita Electric Industrial Co. Ltd.                                                      53             900
  Mitsumi Electric Co. Ltd.                                                                     1              14
  Murata Manufacturing Co. Ltd.                                                                 5             290
  NEC Corp.                                                                                    49             265
  NGK Insulators Ltd.                                                                           7              89
  Premier Farnell Plc                                                                          11              29
  Rakuten Inc.                                                                                  -              80
  Secom Co. Ltd.                                                                                6             265
  Swatch Group AG                                                                               1              37
  Taiyo Yuden Co. Ltd.                                                                          3              33
  Uniden Corp.                                                                                  2              29
  Venture Corp. Ltd.                                                                            6              52
  Yaskawa Electric Corp. (b)                                                                    5              39
  Yokogawa Electric Corp.                                                                       5              79
                                                                                                            4,649
Engineering & Construction - 1.4%
  ABB Ltd. (b)                                                                                 50             365
  Acciona SA                                                                                    1              80
  Alfa Laval AB                                                                                 2              42
  Amec Plc                                                                                      9              55
  Auckland International Airport Ltd.                                                          27              42
  Autostrade SpA                                                                                7             191
  BAA Plc                                                                                      27             301
  Balfour Beatty Plc                                                                           10              61
  Bouygues                                                                                      5             239
  Cheung Kong Infrastructure Holdings Ltd.                                                     10              33
  Chiyoda Corp.                                                                                 4              74
  COMSYS Holdings Corp.                                                                         3              35
  Downer EDI Ltd.                                                                               6              29
  Flughafen Wien AG                                                                             -              15
  Fomento de Construcciones y Contratas SA                                                      1              66
  Grupo Ferrovial SA                                                                            2             134
  Hellenic Technodomiki Tev SA                                                                  4              19
  Hochtief AG                                                                                   2              71
  JGC Corp.                                                                                     5              91
  Kajima Corp.                                                                                 23             109
  Kinden Corp.                                                                                  3              26
  Kobenhavns Lufthavne                                                                          -              29
  Leighton Holdings Ltd.                                                                        4              41
  Linde AG                                                                                      2             156
  Nishimatsu Construction Co Ltd                                                                5              21
  Obayashi Corp                                                                                15             104
  Okumura Corp.                                                                                 4              24
  SembCorp Industries Ltd.                                                                     23              41
  Shimizu Corp.                                                                                15              98
  Singapore Technologies Engineering Ltd.                                                      34              51
  Skanska AB                                                                                   10             143
  Societe des Autoroutes du Nord et de l'Est de la France (b)                                   1              32
  Taisei Corp.                                                                                 24              99
  Takuma Co. Ltd.                                                                               2              16
  Taylor Woodrow Plc                                                                           15              86
  Technical Olympic SA                                                                          2              16
  Technip SA                                                                                    2             127
  Toda Corp.                                                                                    4              21
  Transurban Group                                                                             19             106
  Vinci SA                                                                                      4             338
                                                                                                            3,627
Entertainment - 0.3%
  Aristocrat Leisure Ltd.                                                                       8              69
  Hilton Group Plc                                                                             41             226
  Lottomatica SpA                                                                               1              27
  Mitchells & Butlers Plc                                                                      13              81
  OPAP SA                                                                                       6             180
  Oriental Land Co. Ltd.                                                                        1              69
  Paddy Power Plc                                                                               1              18
  Toho Co. Ltd.                                                                                 3              54
  UNiTAB Ltd.                                                                                   3              28
  William Hill Plc                                                                             10             104
                                                                                                              856
Environmental Control - 0.1%
  Kurita Water Industries Ltd. (l)                                                              3              49
  Sega Sammy Holdings Inc. (b)                                                                  2              69
  Tomra Systems ASA (l)                                                                         4              28
                                                                                                              146
Food - 4.1%
  Ajinomoto Co. Inc.                                                                           15             158
  Ariake Japan Co. Ltd.                                                                         -              10
  Axfood AB                                                                                     1              15
  Cadbury Schweppes Plc                                                                        53             534
  Carrefour SA                                                                                 14             660
  Casino Guichard Perrachon SA                                                                  1              69
  Colruyt SA                                                                                    -              49
  Compass Group Plc                                                                            55             199
  Danisco A/S                                                                                   1              90
  Delhaize Group                                                                                2             105
  East Asiatic Co. Ltd. A/S                                                                     1              40
  Ebro Puleva SA                                                                                2              35
  Enterprise Inns Plc                                                                           9             129
  Fyffes Plc                                                                                    7              20
  Greencore Group Plc                                                                           3              14
  Groupe Danone                                                                                 6             652
  House Foods Corp.                                                                             2              32
  Iaws Group Plc                                                                                2              35
  J Sainsbury Plc                                                                              34             169
  Katokichi Co. Ltd.                                                                            3              17
  Kerry Group Plc                                                                               4              82
  Kesko OYJ                                                                                     2              44
  Kikkoman Corp.                                                                                4              38
  Koninklijke Ahold NV (b)                                                                     40             299
  Meiji Dairies Corp.                                                                           5              27
  Meiji Seika Kaisha Ltd.                                                                       8              42
  Nestle SA                                                                                    10           3,004
  Nichirei Corp.                                                                                7              29
  Nippon Meat Packers Inc.                                                                      4              43
  Nisshin Seifun Group Inc.                                                                     4              43
  Nissin Food Products Co. Ltd.                                                                 2              55
  Olam International Ltd. (b)                                                                  16              13
  Orkla ASA                                                                                     5             183
  QP Corp.                                                                                      2              22
  Royal Numico NV (b)                                                                           4             165
  Sodexho Alliance SA                                                                           3             102
  Suedzucker AG                                                                                 2              38
  Tate & Lyle Plc                                                                              12              96
  Tesco Plc                                                                                   198           1,081
  Toyo Suisan Kaisha Ltd.                                                                       2              34
  Unilever NV                                                                                  15           1,033
  Unilever Plc                                                                                 70             734
  Want Want Holdings Ltd.                                                                       9               9
  Woolworths Ltd.                                                                              27             343
  Yakult Honsha Co. Ltd.                                                                        3              72
  Yamazaki Baking Co. Ltd.                                                                      3              27
                                                                                                           10,690
Forest Products & Paper - 0.4%
  Billerud AB                                                                                   2              22
  Carter Holt Harvey Ltd.                                                                      14              24
  Holmen AB                                                                                     1              44
  Mayr-Melnhof Karton AG                                                                        -              20
  Nippon Paper Group Inc.                                                                       -              83
  Norske Skogindustrier ASA                                                                     3              41
  OJI Paper Co. Ltd.                                                                           20             109
  PaperlinX Ltd.                                                                               10              24
  Stora Enso Oyj - Class R                                                                     15             209
  Svenska Cellulosa AB                                                                          5             176
  UPM-Kymmene Oyj                                                                              13             269
                                                                                                            1,021
Gas - 0.8%
  Alinta Ltd.                                                                                   7              62
  Australian Gas Light Co. Ltd.                                                                11             128
  BG Group Plc                                                                                 90             854
  Centrica Plc                                                                                 94             409
  Hong Kong & China Gas                                                                        90             186
  Osaka Gas Co. Ltd.                                                                           52             182
  Tokyo Gas Co. Ltd. (l)                                                                       58             236
                                                                                                            2,057
Hand & Machine Tools - 0.5%
  ASM Pacific Technology                                                                        4              17
  Fuji Electric Holdings Co. Ltd.                                                              13              52
  KCI Konecranes Oyj                                                                            -              18
  Makita Corp.                                                                                  3              61
  Nidec Corp.                                                                                   1              83
  Nidec Corp. (b)                                                                               1              82
  Sandvik AB                                                                                    5             260
  Schneider Electric SA                                                                         6             454
  SMC Corp.                                                                                     1             186
  THK Co. Ltd.                                                                                  3              62
                                                                                                            1,275
Healthcare - 0.6%
  Alliance Unichem Plc                                                                          7             100
  Capio AB (b)                                                                                  2              43
  Cie Generale d'Optique Essilor International SA                                               3             210
  Cochlear Ltd.                                                                                 1              44
  Coloplast A/S                                                                                 1              52
  DCA Group Ltd.                                                                                9              28
  Elekta AB - Class B                                                                           1              30
  Fisher & Paykel Healthcare Corp.                                                             14              35
  Fresenius Medical Care AG (l)                                                                 1              77
  Gambro AB                                                                                     7             105
  Getinge AB - Class B                                                                          4              59
  Luxottica Group SpA                                                                           3              82
  Mediceo Paltac Holdings Co. Ltd.                                                              3              48
  Nobel Biocare Holding AG                                                                      1             143
  Orient Overseas International Ltd.                                                            5              18
  Parkway Holdings Ltd.                                                                        18              23
  Phonak Holding AG                                                                             1              49
  Smith & Nephew Plc                                                                           24             198
  SSL International Plc                                                                         4              19
  Terumo Corp.                                                                                  4             135
  William Demant Holding (b)                                                                    1              29
                                                                                                            1,527
Holding Companies - Diversified - 0.8%
  Compagnie Financiere Richemont AG                                                            13             499
  DCC Plc                                                                                       2              42
  Groupe Bruxelles Lambert SA                                                                   2             170
  Haw Par Corp. Ltd.                                                                            3              10
  Hutchison Whampoa Ltd.                                                                       54             559
  ING Industrial Fund                                                                          20              36
  Keppel Corp. Ltd.                                                                            14             105
  Lagardere SCA                                                                                 3             220
  Patrick Corp. Ltd.                                                                           17              88
  Swire Pacific Ltd.                                                                           24             221
  Viohalco                                                                                      2              16
  Wharf Holdings Ltd.                                                                          30             118
                                                                                                            2,084
Home Builders - 0.3%
  Barratt Developments Plc                                                                      6              78
  Berkeley Group Holdings Plc                                                                   3              44
  Bovis Homes Group Plc                                                                         3              29
  Daiwa House Industry Co. Ltd.                                                                13             170
  George Wimpey Plc                                                                            11              80
  Persimmon Plc                                                                                 7             107
  Sanwa Shutter Corp.                                                                           4              25
  Sekisui House Ltd.                                                                           13             159
                                                                                                              692
Home Furnishings - 0.6%
  Bang & Olufsen A/S                                                                            -              28
  Electrolux AB                                                                                 7             171
  Fisher & Paykel Appliances Holdings Ltd.                                                      7              17
  Kingfisher Plc                                                                               60             229
  MFI Furniture Plc                                                                            13              25
  Nitori Co. Ltd.                                                                               1              42
  Pioneer Corp.                                                                                 4              56
  Sony Corp.                                                                                   25             835
  Waterford Wedgewood Plc (b)                                                                   1               -
  Yamaha Corp.                                                                                  5              81
                                                                                                            1,484
Household Products - 0.3%
  Henkel KGaA                                                                                   2             141
  Reckitt Benckiser Plc                                                                        16             482
  Societe BIC SA                                                                                1              50
  Toto Ltd.                                                                                     7              56
                                                                                                              729
Insurance - 4.3%
  Aegon NV                                                                                     36             527
  Alleanza Assicurazioni SpA                                                                   11             131
  Allianz AG                                                                                   10           1,292
  AMP Ltd.                                                                                     47             265
  Assicurazioni Generali SpA                                                                   24             767
  Aviva Plc                                                                                    60             661
  AXA Asia Pacific Holdings Ltd.                                                               22              83
  AXA SA                                                                                       36           1,000
  CNP Assurances                                                                                1              59
  Corporacion Mapfre SA                                                                         3              49
  Friends Provident Plc                                                                        48             158
  ING Groep NV                                                                                 48           1,419
  Insurance Australia Group Ltd.                                                               42             173
  Legal & General Group Plc                                                                   165             331
  Mediolanum SpA                                                                                7              47
  Millea Holdings Inc.                                                                          -             593
  Mitsui Sumitomo Insurance Co. Ltd.                                                           31             359
  Pohjola Group Plc - Class D                                                                   1              21
  Prudential Plc                                                                               61             550
  QBE Insurance Group Ltd.                                                                     20             279
  Resolution Plc                                                                                5              58
  Riunione Adriatica di Sicurta SpA                                                             8             174
  Royal & Sun Alliance Insurance Group                                                         74             126
  SCOR                                                                                         20              41
  Skandia Forsakrings AB                                                                       26             135
  Sompo Japan Insurance Inc.                                                                   21             278
  Storebrand ASA                                                                                6              56
  Swiss Reinsurance                                                                             8             538
  T&D Holdings Inc.                                                                             6             348
  Topdanmark A/S (b)                                                                            1              41
  Zurich Financial Services AG (b)                                                              4             625
                                                                                                           11,184
Internet - 0.3%
  eAccess Ltd.                                                                                  -              23
  Index Corp.                                                                                   -              12
  Index Corp. (b)                                                                               -              12
  SBI Holdings Inc.                                                                             -              59
  Softbank Corp.                                                                                6             350
  Yahoo! Japan Corp.                                                                            -             115
  Yahoo! Japan Corp. (b)                                                                        -             117
                                                                                                              688
Investment Companies - 0.1%
  Macquarie Airports                                                                           14              36
  Macquarie Communications Infrastructure Group                                                 7              34
  Macquarie Infrastructure Group                                                               60             183
                                                                                                              253
Iron & Steel - 0.8%
  Acerinox SA                                                                                   4              62
  Arcelor                                                                                      13             305
  BlueScope Steel Ltd.                                                                         18             130
  Boehler-Uddeholm AG                                                                           -              41
  Corus Group Plc                                                                             112             101
  Daido Steel Co. Ltd.                                                                          8              51
  JFE Holdings Inc.                                                                            14             461
  Nippon Steel Corp.                                                                          156             585
  OneSteel Ltd.                                                                                16              46
  Rautaruukki OYJ                                                                               2              49
  Ssab Svenskt Stal AB                                                                          2              56
  ThyssenKrupp AG                                                                               9             192
  Tokyo Steel Manufacturing Co. Ltd.                                                            3              39
  Voestalpine AG                                                                                1              49
                                                                                                            2,167
Leisure Time - 0.3%
  Amer Sports OYJ                                                                               2              37
  Carnival Plc                                                                                  4             220
  EMI Group PLC                                                                                21              88
  First Choice Holidays Plc                                                                    10              39
  Kuoni Reisen Holding                                                                          -              31
  Sankyo Co. Ltd.                                                                               1              63
  Sega Sammy Holdings Inc. (l)                                                                  2              70
  Shimano Inc.                                                                                  2              49
  TABCORP Holdings Ltd.                                                                        13             173
  TUI AG                                                                                        6             122
                                                                                                              892
Lodging - 0.2%
  Accor SA                                                                                      5             248
  Hyatt Regency SA                                                                              1              11
  Intercontinental Hotels Group Plc                                                            11             139
  NH Hoteles SA                                                                                 3              40
  Overseas Union Enterprise Ltd.                                                                1               6
  Shangri-La Asia Ltd.                                                                         28              45
  Sky City Entertainment Group Ltd.                                                             9              30
                                                                                                              519
Machinery - 1.0%
  Alstom RGPT (b)                                                                              12             550
  Amada Co. Ltd.                                                                                9              72
  Andritz AG                                                                                    -              21
  Atlas Copco AB - Class A                                                                      8             162
  Atlas Copco AB - Class B                                                                      6              95
  Cookson Group Plc (b)                                                                         6              33
  Ebara Corp. (l)                                                                               7              30
  Heidelberger Druckmaschinen                                                                   1              41
  Hitachi Construction Machinery Co. Ltd.                                                       3              52
  Komatsu Ltd.                                                                                 23             313
  Komori Corp.                                                                                  2              36
  Kubota Corp.                                                                                 27             187
  MAN AG (l)                                                                                    4             182
  Metso Oyj                                                                                     3              65
  Mitsubishi Heavy Industries Ltd.                                                             76             269
  Noble Group Ltd.                                                                             20              19
  Rieter Holding AG                                                                             -              35
  Schindler Holding AG                                                                          -              49
  SIG Holding AG                                                                                -              37
  Sumitomo Heavy Industries Ltd.                                                               13              92
  Tele2 AB                                                                                      8              81
  Toyota Industries Corp.                                                                       5             159
                                                                                                            2,580
Manufacturing - 2.5%
  AGFA-Gevaert NV                                                                               2              56
  Amano Corp.                                                                                   2              31
  Ansell Ltd.                                                                                   4              36
  BBA Group Plc                                                                                11              59
  E.ON AG                                                                                      16           1,455
  FKI Plc                                                                                      18              34
  Fuji Photo Film Co. Ltd.                                                                     12             409
  Futuris Corp. Ltd.                                                                           11              18
  Glory Ltd.                                                                                    1              25
  IMI Plc                                                                                       9              65
  Invensys Plc (b)                                                                            158              40
  Ishikawajima-Harima Heavy Industries Co. Ltd. (b)                                            30              61
  Kansai Paint Co. Ltd.                                                                         6              38
  Kawasaki Heavy Industries Ltd.                                                               30              76
  Kobe Steel Ltd. (l)                                                                          70             213
  Konica Minolta Holdings Inc. (l)                                                             12             105
  Nikon Corp.                                                                                   7              88
  Nippon Electric Glass Co. Ltd.                                                                5              90
  NKT Holding A/S                                                                               -              17
  Norsk Hydro ASA                                                                               4             405
  Olympus Corp.                                                                                 6             133
  Orica Ltd.                                                                                    7             113
  RHI AG (b)                                                                                    -              12
  Rinker Group Ltd.                                                                            24             307
  Rinnai Corp.                                                                                  1              18
  Siemens AG                                                                                   20           1,571
  Smiths Group Plc                                                                             14             238
  Sulzer AG                                                                                     -              51
  Synthes Inc.                                                                                  1             147
  Thomson                                                                                       7             139
  Trelleborg AB                                                                                 2              38
  Uponor Oyj                                                                                    2              41
  Wartsila Oyj                                                                                  2              51
  Wesfarmers Ltd.                                                                              10             294
  Zeon Corp.                                                                                    4              44
                                                                                                            6,518
Media - 1.7%
  Antena 3 de Television SA                                                                     2              38
  APN News & Media Ltd.                                                                         7              25
  Arnoldo Mondadori Editore SpA                                                                 4              40
  British Sky Broadcasting Plc                                                                 31             310
  Daily Mail & General Trust                                                                    8              92
  Emap Plc                                                                                      7              97
  Eniro AB                                                                                      4              49
  Fuji Television Network Inc.                                                                  -              36
  Gruppo Editoriale L'Espresso SpA                                                              4              21
  Independent News & Media Plc                                                                 15              43
  ITV Plc                                                                                       7              14
  John Fairfax Holdings Ltd.                                                                   22              77
  Mediaset SpA                                                                                 21             251
  Modern Times Group AB (b)                                                                     1              51
  Pearson Plc                                                                                  20             233
  Premiere AG (b)                                                                               1              29
  Promotora de Informaciones SA                                                                 2              41
  ProSiebenSat.1 Media AG                                                                       2              39
  Publishing & Broadcasting Ltd.                                                                4              45
  Reed Elsevier NV                                                                             18             251
  Reed Elsevier Plc                                                                            32             300
  Reuters Group Plc                                                                            37             245
  Schibsted ASA                                                                                 1              41
  SCMP Group Ltd.                                                                              20               7
  Seat Pagine Gialle SpA (b)                                                                  107              53
  Sky Network Television Ltd. (b)                                                              10              42
  Societe Television Francaise 1                                                                3              90
  Sumitomo Electric Industries Ltd.                                                            18             243
  Telecom Italia Media SpA (b)                                                                 31              20
  Television Broadcasts Ltd.                                                                    8              49
  Tokyo Broadcasting System Inc.                                                                1              21
  Trinity Mirror Plc                                                                            7              74
  United Business Media Plc                                                                     7              65
  Vivendi Universal SA                                                                         27             890
  VNU NV                                                                                        6             188
  Wolters Kluwer NV                                                                             8             144
  Yell Group Plc                                                                               18             154
                                                                                                            4,408
Metal Fabrication & Hardware - 0.5%
  Assa Abloy AB                                                                                 8             106
  Hoganas AB                                                                                    1              14
  Nippon Light Metal Co.                                                                       12              33
  Nisshin Steel Co. Ltd.                                                                       22              76
  NSK Ltd.                                                                                     11              61
  NTN Corp. (l)                                                                                11              66
  Rio Tinto Ltd.                                                                                7             326
  SKF AB                                                                                       10             129
  Sumitomo Metal Industries Ltd.                                                              102             358
                                                                                                            1,169
Mining - 2.2%
  Alumina Ltd.                                                                                 29             133
  Anglo American Plc                                                                           36           1,076
  BHP Billiton Ltd.                                                                            91           1,547
  BHP Billiton Plc                                                                             63           1,014
  Centro Properties Group                                                                      20              93
  Dowa Mining Co. Ltd.                                                                          7              59
  Iluka Resources Ltd.                                                                          6              43
  Mitsubishi Materials Corp.                                                                   23              81
  Mitsui Mining & Smelting Co. Ltd.                                                            14              81
  Newcrest Mining Ltd.                                                                          8             135
  Outokumpu OYJ                                                                                 3              34
  Rio Tinto Plc                                                                                27           1,111
  Solomon Systech International Ltd.                                                           43              16
  Sumitomo Metal Mining Co. Ltd.                                                               14             130
  Umicore                                                                                       1              68
                                                                                                            5,621
Office & Business Equipment - 0.6%
  Canon Inc.                                                                                   19           1,037
  Neopost SA                                                                                    1              81
  OCE NV                                                                                        2              36
  Ricoh Co. Ltd.                                                                               17             266
  Seiko Epson Corp.                                                                             3              69
                                                                                                            1,489
Office Furnishings - 0.0%
  Kokuyo Co. Ltd.                                                                               2              29


Oil & Gas Producers - 8.3%
  BP Plc                                                                                      538           6,392
  Caltex Australia Ltd.                                                                         3              49
  ENI SpA                                                                                      66           1,966
  Fortum Oyj                                                                                   11             223
  Gas Natural SDG SA                                                                            5             136
  Hellenic Petroleum SA                                                                         3              48
  INPEX Corp.                                                                                   -              78
  Lundin Petroleum AB (b)                                                                       5              57
  Nippon Mining Holdings Inc.                                                                  20             155
  Nippon Oil Corp.                                                                             32             283
  OMV AG                                                                                        4             249
  Origin Energy Ltd.                                                                           20             110
  Repsol YPF SA                                                                                23             754
  Royal Dutch Shell Plc                                                                        77           2,645
  Royal Dutch Shell Plc - Class A                                                              99           3,254
  Santos Ltd.                                                                                  15             140
  Showa Shell Sekiyu KK                                                                         4              55
  Singapore Petroleum Co. Ltd.                                                                  3              10
  Smedvig ASA                                                                                   1              20
  Statoil ASA                                                                                  17             414
  Teikoku Oil Co. Ltd.                                                                          5              54
  TonenGeneral Sekiyu KK                                                                        8              93
  Total SA                                                                                     15           3,967
  Woodside Petroleum Ltd.                                                                      12             330
                                                                                                           21,482
Oil & Gas Services - 0.1%
  Frontline Ltd.                                                                                1              62
  Neste Oil OYJ (b)                                                                             3             119
  Petroleum Geo-Services ASA (b)                                                                2              48
  ProSafe ASA                                                                                   1              43
  Stolt Offshore SA (b)                                                                         5              58
                                                                                                              330
Packaging & Containers - 0.1%
  Amcor Ltd.                                                                                   22             113
  Rexam Plc                                                                                    14             124
  Toyo Seikan Kaisha Ltd.                                                                       4              65
                                                                                                              302
Pharmaceuticals - 7.4%
  Alfresa Holdings Corp.                                                                        1              23
  Altana AG                                                                                     2             101
  Astellas Pharma Inc.                                                                         14             521
  AstraZeneca Plc                                                                              41           1,921
  Celesio AG                                                                                    1              86
  Chugai Pharmaceutical Co. Ltd.                                                                7             131
  CSL Ltd.                                                                                      5             144
  Daiichi Sankyo Co. Ltd. (b)                                                                  17             345
  Eisai Co. Ltd.                                                                                6             269
  Elan Corp. Plc (b)                                                                           11              95
  GlaxoSmithKline Plc                                                                         149           3,783
  H Lundbeck A/S                                                                                2              38
  Kaken Pharmaceutical Co. Ltd.                                                                 2              15
  Kyowa Hakko Kogyo Co. Ltd.                                                                    8              62
  Lloyds TSB Group Plc                                                                        142           1,172
  Merck KGaA                                                                                    1             108
  Novartis AG                                                                                  60           3,044
  Novo-Nordisk A/S - Class B                                                                    6             303
  Omega Pharma SA                                                                               -              26
  Orion OYJ                                                                                     2              42
  Roche Holding AG                                                                             18           2,481
  Sanofi-Aventis                                                                               27           2,224
  Santen Pharmaceutical Co. Ltd. (l)                                                            2              44
  Schering AG                                                                                   4             268
  Serono SA - Class B                                                                           -              97
  Shionogi & Co. Ltd.                                                                           8             109
  Suzuken Co. Ltd.                                                                              2              51
  Taisho Pharmaceutical Co. Ltd.                                                                4              72
  Takeda Pharmaceutical Co. Ltd.                                                               23           1,346
  Tanabe Seiyaku Co. Ltd.                                                                       6              61
  UCB SA                                                                                        2             116
                                                                                                           19,098
Pipelines - 0.0%
  Geberit AG                                                                                    -              71


Real Estate - 2.4%
  Allgreen Properties Ltd                                                                      11               9
  Ascendas Real Estate Investment Trust                                                        19              24
  Bellway Plc                                                                                   3              46
  British Land Co. Plc                                                                         13             222
  Brixton Plc                                                                                   6              40
  CapitaLand Ltd.                                                                              27              50
  CapitaMall Trust                                                                             14              19
  Castellum AB                                                                                  1              33
  CFS Gandel Retail Trust                                                                      38              53
  Cheung Kong Holdings Ltd.                                                                    38             429
  City Developments Ltd.                                                                       12              66
  Cofinimmo                                                                                     -              27
  Commonwealth Property Office Fund                                                            39              37
  Corio NV                                                                                      1              64
  Daito Trust Construction Co. Ltd.                                                             2              88
  DB RREEF Trust                                                                               69              73
  Fabege AB                                                                                     2              32
  Gecina SA                                                                                     -              29
  GPT Group                                                                                    46             137
  Great Portland Estates Plc                                                                    4              27
  Hammerson Plc                                                                                 7             115
  Hang Lung Properties Ltd.                                                                    45              72
  Henderson Land Development Co. Ltd.                                                          18              90
  Hopewell Holdings                                                                            16              42
  Hypo Real Estate Holding AG                                                                   3             172
  Hysan Development Co. Ltd.                                                                   17              43
  IMMOFINANZ Immobilien Anlagen AG (b)                                                          9              84
  Inmobiliaria Colonial                                                                         1              43
  Investa Property Group                                                                       36              58
  IVG Immobilien AG                                                                             2              33
  Japan Prime Realty Investment Corp.                                                           -              28
  Japan Real Estate Investment Corp.                                                            -              64
  Japan Retail Fund Investment Corp.                                                            -              48
  Keppel Land Ltd.                                                                              9              20
  Kerry Properties Ltd.                                                                        14              34
  Kiwi Income Property Trust                                                                   16              13
  Klepierre                                                                                     1              59
  Land Securities Group Plc                                                                    12             311
  Leopalace21 Corp.                                                                             3              77
  Liberty International Plc                                                                     6             107
  Macquarie Goodman Group                                                                      30              98
  Meinl European Land Ltd. (b)                                                                  2              31
  Metrovacesa SA                                                                                1             108
  Mirvac Group                                                                                 21              64
  Mitsubishi Estate Co. Ltd.                                                                   28             384
  Mitsui Fudosan Co. Ltd.                                                                      20             301
  Multiplex Group                                                                              14              34
  New World Development Co. Ltd.                                                               55              72
  Nippon Building Fund Inc.                                                                     -              77
  Nomura Real Estate Office Fund Inc.                                                           -              37
  NTT Urban Development Corp.                                                                   -              26
  PSP Swiss Property AG (b)                                                                     1              43
  Rodamco Europe NV                                                                             1             101
  Sacyr Vallehermoso SA                                                                         3              76
  Singapore Land Ltd.                                                                           3              10
  Sino Land Co.                                                                                34              41
  Slough Estates Plc                                                                           11             101
  Stockland                                                                                    33             155
  Sumitomo Realty & Development Co. Ltd.                                                       10             148
  Sun Hung Kai Properties Ltd.                                                                 34             352
  Suntec Real Estate Investment Trust                                                          18              12
  Tokyo Tatemono Co. Ltd.                                                                       5              41
  Tokyu Land Corp.                                                                              9              58
  Unibail                                                                                       1             171
  United Overseas Land Ltd.                                                                    15              20
  Wereldhave NV                                                                                 1              55
  Westfield Group                                                                              37             474
  Wihlborgs Fastigheter AB (b)                                                                  -               8
  Wing Tai Holdings Ltd.                                                                       14              12
                                                                                                            6,128
Retail - 2.0%
  Aeon Co. Ltd.                                                                                17             333
  Aoyama Trading Co. Ltd.                                                                       2              45
  Autobacs Seven Co. Ltd.                                                                       1              31
  Autogrill SpA                                                                                 3              44
  Boots Group Plc                                                                              18             197
  Bulgari SpA                                                                                   4              40
  Circle K Sunkus Co. Ltd.                                                                      1              22
  Citizen Watch Co. Ltd.                                                                        7              54
  Coles Myer Ltd.                                                                              29             223
  Daimaru Inc.                                                                                  5              59
  D'ieteren SA                                                                                  -              18
  Douglas Holding AG                                                                            1              36
  DSG International Plc                                                                        47             126
  FamilyMart Co. Ltd.                                                                           2              51
  Folli - Follie SA                                                                             -              10
  Germanos SA                                                                                   2              25
  Giordano International Ltd.                                                                  44              30
  GUS Plc                                                                                      25             383
  Hankyu Department Stores (l)                                                                  3              24
  Harvey Norman Holdings Ltd.                                                                  11              24
  Hellenic Duty Free Shops SA                                                                   1               9
  Hennes & Mauritz AB - Class B                                                                12             430
  HMV Group Plc                                                                                10              37
  Inditex SA                                                                                    6             162
  Isetan Co. Ltd. (l)                                                                           4              67
  KarstadtQuelle AG                                                                             2              26
  Lawson Inc.                                                                                   1              53
  Marks & Spencer Group Plc                                                                    42             280
  Marui Co. Ltd.                                                                                8             133
  Matsumotokiyoshi Co. Ltd.                                                                     1              36
  Metro AG                                                                                      4             186
  Mitsukoshi Ltd.                                                                              10              48
  Next Plc                                                                                      7             160
  PPR SA                                                                                        2             175
  Ryohin Keikaku Co. Ltd.                                                                       1              45
  Seven & I Holdings Co. Ltd. (b)                                                              21             681
  Shimachu Co. Ltd.                                                                             1              25
  Shimamura Co. Ltd.                                                                            1              55
  Signet Group Plc                                                                             46              84
  Skylark Co. Ltd.                                                                              2              29
  Sonae SGPS SA                                                                                25              43
  Swatch Group AG - Class B                                                                     1             115
  Takashimaya Co. Ltd.                                                                          7              89
  UNY Co. Ltd.                                                                                  4              53
  USS Co. Ltd.                                                                                  1              45
  Valora Holding AG                                                                             -              14
  Warehouse Group Ltd.                                                                          6              15
  Whitbread Plc                                                                                 6             108
  Yamada Denki Co. Ltd                                                                          2             144
  Yue Yuen Industrial Holdings                                                                 14              37
                                                                                                            5,159
Semiconductors - 0.4%
  ARM Holdings Plc                                                                             33              68
  ASML Holding NV (b)                                                                          13             205
  Chartered Semiconductor Manufacturing Ltd. (b)                                               21              14
  Elpida Memory Inc. (b)                                                                        1              23
  NEC Electronics Corp.                                                                         1              27
  Rohm Co. Ltd.                                                                                 3             234
  STMicroelectronics NV                                                                        16             278
  Tokyo Electron Ltd.                                                                           4             218
  Unaxis Holding AG                                                                             -              32
                                                                                                            1,099
Shipbuilding - 0.0%
  Mitsui Engineering & Shipbuilding Co. Ltd.                                                   18              43
  SembCorp Marine Ltd.                                                                         11              19
                                                                                                               62
Software - 0.6%
  Business Objects SA (b)                                                                       2              60
  Dassault Systemes SA                                                                          1              71
  Fuji Soft ABC Inc.                                                                            1              24
  Hitachi Software Engineering Co. Ltd.                                                         1              16
  iSOFT Group Plc                                                                               5              38
  Konami Corp.                                                                                  2              52
  Nomura Research Institute Ltd.                                                                1              69
  Oracle Corp. Japan                                                                            1              31
  Sage Group Plc                                                                               32             129
  SAP AG                                                                                        6             970
  Telelogic AB (b)                                                                              5              11
  Trend Micro Inc.                                                                              3              79
                                                                                                            1,550
Telecommunications - 4.2%
  Belgacom SA                                                                                   4             140
  BT Group Plc                                                                                216             847
  Cable & Wireless Plc                                                                         61             154
  Cintra Concesiones de Infraestructuras de Transporte SA (b)                                   5              68
  Cosmote Mobile Telecommunications SA                                                          3              69
  Datacraft Asia Ltd. (b)                                                                       5               5
  Deutsche Telekom AG                                                                          69           1,262
  Eircom Group Plc                                                                             14              32
  Elisa OYJ                                                                                     4              61
  France Telecom SA                                                                            43           1,233
  GN Store Nord                                                                                 6              78
  Hellenic Telecommunications Organization SA                                                   6             122
  Intracom SA                                                                                   3              19
  KDDI Corp.                                                                                    -             366
  Marconi Corp. Plc (b)                                                                         6              35
  Mobistar SA                                                                                   1              58
  Nippon Telegraph & Telephone Corp.                                                            -             649
  NTT Data Corp.                                                                                -             123
  Oki Electric Industry Co. Ltd.                                                               13              44
  PCCW Ltd.                                                                                    92              60
  Portugal Telecom SGPS SA                                                                     20             180
  PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA                               2              21
  Royal KPN NV                                                                                 53             478
  Singapore Telecommunications Ltd.                                                           171             247
  SmarTone Telecommunications Holding Ltd.                                                      7               7
  Swisscom AG                                                                                   1             183
  Tandberg Television ASA (b)                                                                   2              27
  TDC A/S                                                                                       5             269
  Telecom Corp. Ltd. (l)                                                                       50             207
  Telecom Italia SpA                                                                          425           1,310
  Telefonica SA                                                                               113           1,857
  Telekom Austria AG                                                                            9             173
  Telenor ASA                                                                                  20             183
  TeliaSonera AB                                                                               47             223
  Telstra Corp. Ltd. (l)                                                                       55             171
  Tiscali SpA (b)                                                                               5              16
                                                                                                           10,977
Telecommunications Equipment - 1.5%
  Alcatel SA (b)                                                                               32             420
  Hutchison Telecommunications International Ltd. (b)                                          57              83
  Kudelski SA (b)                                                                               1              36
  Nokia OYJ                                                                                   113           1,889
  Tandberg ASA                                                                                  4              50
  Telefonaktiebolaget LM Ericsson - Class B                                                   376           1,374
                                                                                                            3,852
Textiles - 0.2%
  Kuraray Co. Ltd.                                                                             10              84
  Mitsubishi Rayon Co. Ltd.                                                                    14              63
  Nisshinbo Industries Inc. (l)                                                                 4              35
  Teijin Ltd. (l)                                                                              21             122
  Texwinca Holdings Ltd.                                                                       16              11
  Toray Industries Inc.                                                                        34             181
  Toyobo Co. Ltd.                                                                              16              39
                                                                                                              535
Tobacco - 0.6%
  Altadis SA                                                                                    7             323
  British American Tobacco Plc                                                                 41             851
  Gallaher Group Plc                                                                           17             262
                                                                                                            1,436
Toys & Hobbies - 0.1%
  Namco Bandai Holdings Inc. (b)                                                                5              85
  Nintendo Co. Ltd.                                                                             3             292
                                                                                                              377
Transportation - 1.7%
  AP Moller - Maersk A/S                                                                        -             317
  Arriva Plc                                                                                    5              52
  Associated British Ports Holdings Plc                                                         8              71
  Central Japan Railway Co.                                                                     -             311
  ComfortDelgro Corp. Ltd.                                                                     46              41
  Compagnie Maritime Belge SA                                                                   1              22
  Cosco Corp. Singapore Ltd.                                                                    9              14
  D/S Torm A/S                                                                                  -              19
  Deutsche Post AG                                                                             16             364
  DSV A/S                                                                                       1              62
  East Japan Railway Co.                                                                        -             491
  Euronav NV                                                                                    -              15
  Exel Plc                                                                                      7             161
  Firstgroup Plc                                                                               10              58
  Kawasaki Kisen Kaisha Ltd.                                                                   13              94
  Keihin Electric Express Railway Co. Ltd.                                                     12              75
  Keio Corp.                                                                                   14              77
  Keisei Electric Railway Co. Ltd.                                                              6              33
  Kintetsu Corp.                                                                               39             132
  Mitsui OSK Lines Ltd.                                                                        27             216
  MTR Corp.                                                                                    33              69
  National Express Group Plc                                                                    4              52
  Neptune Orient Lines Ltd.                                                                    11              20
  Nippon Express Co. Ltd.                                                                      21             104
  Nippon Yusen KK                                                                              27             181
  Odakyu Electric Railway Co. Ltd.                                                             16              87
  Peninsular and Oriental Steam Navigation Co.                                                 19             112
  Seino Holdings Corp.                                                                          4              37
  SembCorp Logistics Ltd.                                                                       9               9
  SMRT Corp. Ltd.                                                                              14               9
  Snam Rete Gas SpA                                                                            26             149
  Stagecoach Group Plc                                                                         21              41
  Stolt-Nielsen SA (b)                                                                          1              44
  TNT NV                                                                                       10             247
  Tobu Railway Co. Ltd.                                                                        19              76
  Tokyu Corp.                                                                                  23             122
  Toll Holdings Ltd.                                                                            6              64
  West Japan Railway Co.                                                                        -             163
  Yamato Transport Co. Ltd.                                                                    10             164
                                                                                                            4,375
Venture Capital - 0.1%
  3i Group Plc                                                                                 15             207
  Jafco Co. Ltd.                                                                                1              52
                                                                                                              259
Water - 0.6%
  Kelda Group Plc                                                                               9             117
  Severn Trent Plc                                                                              9             152
  Sociedad General de Aguas de Barcelona SA                                                     2              40
  Suez SA                                                                                      23             667
  United Utilities Plc                                                                         22             256
  Veolia Environnement                                                                          8             327
                                                                                                            1,559
Wireless Telecommunications - 1.9%
  Hikari Tsushin Inc                                                                            1              38
  NTT DoCoMo Inc. (l)                                                                           -             774
  Vodafone Airtouch Plc                                                                     1,615           4,202
                                                                                                            5,014

  Total Common Stocks (cost $216,943)                                                                     250,016
Preferred Stocks - 0.1%
Auto Manufacturers - 0.1%
  Porsche AG                                                                                    -             151


Healthcare - 0.0%
  Fresenius Medical Care AG                                                                     1              54

  Total Preferred Stocks (cost $169)                                                                          205
Rights - 0.0%
Telecommunications - 0.0%
  Eircom Group Plc, Strike Price 1.35 EUR, 10/07/05                                             6               4

  Total Rights (cost $0)                                                                                        4
Warrants - 0.0%
Chemicals - 0.0%
  Kingboard Chemical Holdings Ltd., Strike Price 20.00 HKD, Expiring 12/31/06                   1               1

  Total Warrants (cost $0)                                                                                      1
Short Term Investments - 21.5%
Money Market Funds - 2.9%
  Dreyfus Cash Management Plus Fund, 3.64% (a) (n)                                          7,389           7,389


Securities Lending Collateral - 18.5%
  Mellon GSL Delaware Business Trust Collateral Fund (n)                                   47,846          47,846


U.S. Treasury Bills - 0.2%
  U.S. Treasury Bill, 3.435%, 12/08/05 (m)                                                    500             497

  Total Short Term Investments (cost $55,732)                                                              55,732
Total Investments - 118.2% (cost $272,844)                                                                305,958

Other Assets and Liabilities, Net -  (18.2%)                                                             (47,186)

Total Net Assets - 100%                                                                                  $258,772

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Common Stocks - 97.2%
Advertising - 0.2%
  Catalina Marketing Corp.                                                                     10            $219
  Harte-Hanks Inc.                                                                             14             369
                                                                                                              588
Aerospace & Defense - 0.3%
  Alliant Techsystems Inc. (b)                                                                  9             673
  Sequa Corp. - Class A (b)                                                                     2              91
                                                                                                              764
Airlines - 0.3%
  AirTran Holdings Inc. (b) (l)                                                                22             273
  Alaska Air Group Inc. (b)                                                                     7             190
  JetBlue Airways Corp. (b) (l)                                                                23             409
                                                                                                              872
Apparel - 1.1%
  Foot Locker Inc.                                                                             37             815
  Payless ShoeSource Inc. (b)                                                                  16             285
  Polo Ralph Lauren Corp.                                                                      14             722
  Timberland Co. - Class A (b)                                                                 13             447
  Urban Outfitters Inc. (b)                                                                    26             776
                                                                                                            3,045
Auto Parts & Equipment - 0.8%
  ArvinMeritor Inc. (l)                                                                        17             277
  Bandag Inc.                                                                                   3             121
  BorgWarner Inc.                                                                              13             756
  Lear Corp.                                                                                   16             541
  Modine Manufacturing Co.                                                                      8             307
                                                                                                            2,002
Banks - 4.0%
  Associated Bancorp.                                                                          31             943
  Bank of Hawaii Corp.                                                                         12             609
  Brink's Co.                                                                                  14             579
  City National Corp.                                                                          10             695
  Colonial BancGroup Inc.                                                                      37             825
  Commerce Bancorp. Inc. (l)                                                                   39           1,209
  Cullen/Frost Bankers Inc.                                                                    11             540
  FirstMerit Corp.                                                                             20             537
  Greater Bay Bancorp.                                                                         12             297
  Investors Financial Services Corp. (l)                                                       16             515
  Mercantile Bankshares Corp.                                                                  20           1,061
  SVB Financial Group (b) (l)                                                                   8             412
  TCF Financial Corp.                                                                          27             732
  Texas Regional Bancshares Inc. - Class A                                                     10             282
  Washington Federal Inc. (l)                                                                  21             470
  Westamerica Bancorp. (l)                                                                      8             410
  Wilmington Trust Corp.                                                                       16             583
                                                                                                           10,699
Beverages - 0.1%
  PepsiAmericas Inc.                                                                           16             366


Biotechnology - 1.3%
  Charles River Laboratories International Inc. (b)                                            17             743
  Invitrogen Corp. (b) (l)                                                                     13             958
  Martek Biosciences Corp. (b) (l)                                                              8             264
  Millennium Pharmaceuticals Inc. (b)                                                          73             681
  Protein Design Labs Inc. (b) (l)                                                             26             720
                                                                                                            3,366
Building Materials - 0.3%
  Martin Marietta Materials Inc.                                                               11             868


Chemicals - 2.4%
  Airgas Inc.                                                                                  16             474
  Albemarle Corp.                                                                              10             373
  Cabot Corp.                                                                                  15             492
  Chemtura Corp.                                                                               57             708
  Cytec Industries Inc.                                                                        10             426
  Ferro Corp.                                                                                  10             180
  Lubrizol Corp.                                                                               16             696
  Lyondell Chemical Co. (l)                                                                    49           1,406
  Minerals Technologies Inc.                                                                    5             278
  Olin Corp.                                                                                   17             320
  RPM International Inc.                                                                       28             520
  Valspar Corp.                                                                                24             540
                                                                                                            6,413
Commercial Services - 4.3%
  Adesa Inc.                                                                                   21             468
  Alliance Data Systems Corp. (b) (l)                                                          17             652
  Banta Corp. (l)                                                                               6             288
  Career Education Corp. (b)                                                                   25             879
  Certegy Inc.                                                                                 15             586
  ChoicePoint Inc. (b)                                                                         21             925
  Corinthian Colleges Inc. (b) (l)                                                             22             286
  Corporate Executive Board Co.                                                                10             762
  Deluxe Corp.                                                                                 12             488
  Dun & Bradstreet Corp. (b)                                                                   16           1,061
  Education Management Corp. (b)                                                               16             517
  Gartner Inc. - Class A (b)                                                                   16             189
  ITT Educational Services Inc. (b)                                                             9             449
  Kelly Services Inc. - Class A                                                                 5             141
  Korn/Ferry International (b)                                                                 10             161
  Laureate Education Inc. (b)                                                                  12             584
  Manpower Inc.                                                                                21             929
  MoneyGram International Inc.                                                                 21             446
  MPS Group Inc. (b)                                                                           25             290
  Plexus Corp. (b) (l)                                                                         10             175
  Quanta Services Inc. (b)                                                                     28             361
  Rollins Inc.                                                                                  7             138
  United Rentals Inc. (b) (l)                                                                  16             317
  Valassis Communications Inc. (b) (l)                                                         12             462
                                                                                                           11,555
Computers - 3.5%
  Anteon International Corp. (b) (l)                                                            8             338
  BISYS Group Inc. (b)                                                                         29             385
  Ceridian Corp. (b)                                                                           36             738
  Cognizant Technology Solutions Corp. (b)                                                     33           1,528
  Diebold Inc.                                                                                 17             585
  DST Systems Inc. (b) (l)                                                                     17             918
  Imation Corp.                                                                                 8             351
  Jack Henry & Associates Inc.                                                                 18             350
  McData Corp. - Class A (b) (l)                                                               37             194
  Mentor Graphics Corp. (b) (l)                                                                19             163
  SanDisk Corp. (b)                                                                            44           2,105
  SRA International Inc. - Class A (b)                                                          9             311
  Synopsys Inc. (b)                                                                            34             644
  Western Digital Corp. (b)                                                                    51             653
                                                                                                            9,263
Distribution & Wholesale - 0.9%
  CDW Corp. (l)                                                                                15             888
  Fastenal Co. (l)                                                                             15             908
  Tech Data Corp.                                                                              14             500
                                                                                                            2,296
Diversified Financial Services - 2.9%
  AG Edwards Inc.                                                                              18             799
  Allmerica Financial Corp. (b)                                                                13             528
  Eaton Vance Corp.                                                                            31             775
  IndyMac Bancorp. Inc.                                                                        15             603
  Jefferies Group Inc.                                                                         12             525
  LaBranche & Co. Inc. (b) (l)                                                                 14             120
  Legg Mason Inc.                                                                              27           2,968
  Raymond James Financial Inc.                                                                 14             438
  SEI Investments Co.                                                                          15             578
  Waddell & Reed Financial Inc. - Class A                                                      20             384
                                                                                                            7,718
Electric - 5.1%
  Alliant Energy Corp.                                                                         28             815
  Aquila Inc. (b)                                                                              90             355
  Black Hills Inc.                                                                              8             333
  DPL Inc.                                                                                     31             855
  Duquesne Light Holdings Inc. (l)                                                             18             316
  Energy East Corp. (l)                                                                        36             900
  Great Plains Energy Inc. (l)                                                                 18             536
  Hawaiian Electric Industries Inc.                                                            19             534
  Idacorp Inc.                                                                                 10             302
  MDU Resources Group Inc.                                                                     29           1,025
  Northeast Utilities                                                                          31             613
  NSTAR                                                                                        25             731
  OGE Energy Corp.                                                                             21             600
  Pepco Holdings Inc.                                                                          45           1,057
  Puget Energy Inc                                                                             24             565
  SCANA Corp.                                                                                  27           1,151
  Sierra Pacific Resources (b)                                                                 44             653
  Westar Energy Inc.                                                                           21             502
  Wisconsin Energy Corp.                                                                       28           1,121
  WPS Resources Corp.                                                                           9             527
                                                                                                           13,491
Electrical Components & Equipment - 1.3%
  Ametek Inc.                                                                                  17             729
  CommScope Inc. (b) (l)                                                                       13             228
  Energizer Holdings Inc. (b)                                                                  17             962
  Hubbell Inc. - Class B                                                                       15             684
  PNM Resources Inc.                                                                           16             470
  Thomas & Betts Corp. (b)                                                                     13             433
                                                                                                            3,506
Electronics - 2.0%
  Amphenol Corp. - Class A                                                                     21             860
  Arrow Electronics Inc. (b)                                                                   28             891
  Avnet Inc. (b)                                                                               35             854
  Gentex Corp.                                                                                 37             643
  Kemet Corp. (b)                                                                              20             171
  Republic Services Inc. Class A                                                               30           1,046
  Varian Inc. (b)                                                                               8             261
  Vishay Intertechnology Inc. (b)                                                              44             528
                                                                                                            5,254
Engineering & Construction - 0.6%
  Dycom Industries Inc. (b)                                                                    12             235
  Granite Construction Inc.                                                                     8             302
  Jacobs Engineering Group Inc. (b)                                                            14             936
                                                                                                            1,473
Entertainment - 0.6%
  GTECH Holdings Corp.                                                                         28             891
  International Speedway Corp. - Class A                                                        8             443
  Macrovision Corp. (b)                                                                        12             232
                                                                                                            1,566
Environmental Control - 0.2%
  Stericycle Inc. (b)                                                                          11             602


Food - 2.3%
  Dean Foods Co. (b)                                                                           36           1,386
  Hormel Foods Corp.                                                                           18             578
  JM Smucker Co.                                                                               14             672
  Ruddick Corp.                                                                                 8             192
  Sensient Technologies Corp.                                                                  11             212
  Smithfield Foods Inc. (b)                                                                    24             704
  Tootsie Roll Industries Inc.                                                                  7             218
  Whole Foods Market Inc.                                                                      16           2,178
                                                                                                            6,140
Forest Products & Paper - 0.7%
  Bowater Inc.                                                                                 13             380
  Glatfelter                                                                                   11             149
  Longview Fibre Co.                                                                           12             232
  Potlatch Corp.                                                                                7             359
  Rayonier Inc. (l)                                                                            12             698
                                                                                                            1,818
Gas - 0.9%
  AGL Resources Inc.                                                                           18             678
  Oneok Inc.                                                                                   24             823
  Vectren Corp.                                                                                18             518
  WGL Holdings Inc. (l)                                                                        12             372
                                                                                                            2,391
Hand & Machine Tools - 0.2%
  Kennametal Inc.                                                                               9             452


Healthcare - 6.9%
  Advanced Medical Optics Inc. (b)                                                             16             602
  Apria Healthcare Group Inc.                                                                  12             372
  Beckman Coulter Inc.                                                                         15             794
  Community Health Systems Inc. (b)                                                            22             835
  Covance Inc.                                                                                 15             719
  Cytyc Corp. (b)                                                                              27             726
  Edwards Lifesciences Corp. (b)                                                               14             626
  Gen-Probe Inc. (b)                                                                           12             602
  Health Net Inc. (b)                                                                          27           1,288
  Henry Schein Inc.                                                                            21             892
  Hillenbrand Industries Inc.                                                                  15             690
  Inamed Corp. (b)                                                                              9             651
  Intuitive Surgical Inc. (b)                                                                   8             608
  LifePoint Hospitals Inc. (b)                                                                 14             597
  Lincare Holdings Inc. (b)                                                                    24             966
  Pacificare Health Systems (b) (l)                                                            21           1,679
  Patterson Cos. Inc. (b)                                                                      33           1,325
  Renal Care Group Inc. (b)                                                                    15             729
  STERIS Corp.                                                                                 16             391
  Techne Corp. (b)                                                                              9             532
  Triad Hospitals Inc. (b)                                                                     21             942
  Universal Health Services Inc.                                                               14             655
  Varian Medical Systems Inc. (b)                                                              31           1,239
                                                                                                           18,460
Holding Companies - Diversified - 0.4%
  DeVry Inc. (b) (l)                                                                           14             268
  Leucadia National Corp. (l)                                                                  20             849
                                                                                                            1,117
Home Builders - 1.7%
  Hovnanian Enterprises Inc. - Class A (b)                                                      9             463
  Lennar Corp.                                                                                 32           1,918
  Ryland Group Inc.                                                                            11             764
  Toll Brothers Inc. (b)                                                                       29           1,293
                                                                                                            4,438
Home Furnishings - 0.7%
  Furniture Brands International Inc. (l)                                                      12             218
  Harman International Industries Inc.                                                         16           1,626
                                                                                                            1,844
Household Products - 0.7%
  American Greetings Corp.                                                                     16             446
  Blyth Inc.                                                                                    6             142
  Church & Dwight Co. Inc.                                                                     15             567
  Scotts Miracle-Gro Co.                                                                        5             476
  Tupperware Corp.                                                                             13             299
                                                                                                            1,930
Insurance - 5.4%
  American Financial Group Inc.                                                                11             378
  AmerUs Group Co.                                                                              9             535
  Arthur J Gallagher & Co. (l)                                                                 23             654
  Brown & Brown Inc. (l)                                                                       13             659
  Everest Re Group Ltd.                                                                        14           1,326
  Fidelity National Financial Inc.                                                             42           1,849
  First American Corp.                                                                         23           1,043
  HCC Insurance Holdings Inc.                                                                  25             723
  Horace Mann Educators Corp.                                                                  10             198
  Mercury General Corp. (l)                                                                     8             504
  Ohio Casualty Corp.                                                                          15             420
  Old Republic International Corp.                                                             44           1,171
  PMI Group Inc.                                                                               22             884
  Protective Life Corp.                                                                        16             679
  Radian Group Inc.                                                                            20           1,083
  Stancorp Financial Group Inc.                                                                 7             559
  Unitrin Inc.                                                                                 11             521
  WR Berkley Corp.                                                                             27           1,058
                                                                                                           14,244
Internet - 1.4%
  Avocent Corp. (b)                                                                            12             373
  Checkfree Corp. (b) (l)                                                                      22             823
  F5 Networks Inc. (b) (l)                                                                      9             401
  Macromedia Inc. (b)                                                                          18             750
  McAfee Inc. (b)                                                                              40           1,248
  RSA Security Inc. (b)                                                                        17             215
                                                                                                            3,810
Iron & Steel - 0.1%
  Steel Dynamics Inc. (l)                                                                       9             313


Leisure Time - 0.2%
  Callaway Golf Co.                                                                            17             249
  Thor Industries                                                                               9             308
                                                                                                              557
Lodging - 0.2%
  Boyd Gaming Corp.                                                                            11             475


Machinery - 1.3%
  AGCO Corp. (b)                                                                               21             390
  Flowserve Corp. (b)                                                                          13             475
  Graco Inc.                                                                                   16             562
  Joy Global Inc.                                                                              19             981
  Nordson Corp.                                                                                 8             298
  Tecumseh Products Co.                                                                         4              95
  Zebra Technologies Corp (b)                                                                  17             669
                                                                                                            3,470
Manufacturing - 2.4%
  Carlisle Cos. Inc.                                                                            7             461
  Crane Co.                                                                                    12             355
  Donaldson Co. Inc.                                                                           16             503
  Federal Signal Corp.                                                                         11             193
  FMC Corp. (b)                                                                                 9             516
  Harsco Corp.                                                                                 10             656
  Lancaster Colony Corp.                                                                        6             264
  Pentair Inc.                                                                                 24             893
  SPX Corp.                                                                                    18             819
  Teleflex Inc.                                                                                10             691
  Trinity Industries Inc. (l)                                                                  10             409
  York International Corp.                                                                     10             558
                                                                                                            6,318
Media - 1.4%
  Belo Corp.                                                                                   23             530
  Entercom Communications Corp.                                                                 9             289
  Lee Enterprises Inc.                                                                         11             459
  Media General Inc.                                                                            6             335
  Reader's Digest Association Inc. - Class A                                                   24             378
  Scholastic Corp. (b)                                                                          9             330
  Washington Post Co.                                                                           1           1,128
  Westwood One Inc.                                                                            18             348
                                                                                                            3,797
Metal Fabrication & Hardware - 1.0%
  Precision Castparts Corp.                                                                    32           1,694
  Timken Co.                                                                                   21             612
  Worthington Industries (l)                                                                   17             359
                                                                                                            2,665
Mining - 1.4%
  Arch Coal Inc. (l)                                                                           15           1,034
  Peabody Energy Corp.                                                                         32           2,663
                                                                                                            3,697
Office Furnishings - 0.5%
  Herman Miller Inc.                                                                           17             506
  HNI Corp.                                                                                    13             798
                                                                                                            1,304
Oil & Gas Producers - 4.8%
  Denbury Resources Inc. (b) (l)                                                               14             699
  ENSCO International Inc.                                                                     36           1,700
  Helmerich & Payne Inc.                                                                       12             746
  Newfield Exploration Co. (b)                                                                 30           1,494
  Noble Energy Inc.                                                                            42           1,965
  Patterson-UTI Energy Inc.                                                                    41           1,487
  Pioneer Natural Resources Co. (l)                                                            34           1,875
  Plains Exploration & Production Co. (b)                                                      19             805
  Pogo Producing Co. (l)                                                                       15             856
  Pride International Inc. (b)                                                                 38           1,084
                                                                                                           12,711
Oil & Gas Services - 2.4%
  Cooper Cameron Corp. (b) (l)                                                                 13             993
  FMC Technologies Inc. (b)                                                                    16             690
  Forest Oil Corp. (b)                                                                         13             698
  Grant Prideco Inc. (b)                                                                       31           1,240
  Hanover Compressor Co. (b)                                                                   21             288
  Smith International Inc.                                                                     51           1,698
  Tidewater Inc. (l)                                                                           14             700
                                                                                                            6,307
Packaging & Containers - 0.4%
  Packaging Corp.                                                                              16             316
  Sonoco Products Co.                                                                          23             642
                                                                                                              958
Pharmaceuticals - 3.5%
  Barr Laboratories Inc.                                                                       26           1,402
  Cephalon Inc. (b) (l)                                                                        14             639
  Dentsply International Inc.                                                                  19           1,028
  IVAX Corp. (b)                                                                               52           1,360
  Omnicare Inc. (l)                                                                            25           1,425
  Par Pharmaceutical Cos. Inc. (b)                                                              8             213
  Perrigo Co.                                                                                  21             302
  Sepracor Inc. (b)                                                                            25           1,492
  Valeant Pharmaceutical International                                                         22             446
  VCA Antech Inc. (b)                                                                          20             505
  Vertex Pharmaceuticals Inc. (b) (l)                                                          23             513
                                                                                                            9,325
Pipelines - 1.6%
  Equitable Resources Inc.                                                                     29           1,139
  National Fuel Gas Co. (l)                                                                    20             690
  Questar Corp.                                                                                20           1,799
  Western Gas Resources Inc. (l)                                                               14             706
                                                                                                            4,334
Real Estate - 3.3%
  AMB Property Corp.                                                                           20             918
  Developers Divers Realty Corp.                                                               26           1,219
  Highwoods Properties Inc. (l)                                                                13             375
  Hospitality Properties Trust                                                                 17             740
  Liberty Property Trust (l)                                                                   21             896
  Macerich Co.                                                                                 14             931
  Mack-Cali Realty Corp.                                                                       15             667
  New Plan Excel Realty Trust                                                                  24             562
  Regency Centers Corp.                                                                        15             876
  United Dominion Realty Trust Inc. (l)                                                        33             771
  Weingarten Realty Investors                                                                  19             729
                                                                                                            8,684
Retail - 7.6%
  99 Cents Only Stores (b) (l)                                                                 12             106
  Abercrombie & Fitch Co. - Class A                                                            21           1,048
  Advance Auto Parts (b)                                                                       26           1,017
  Aeropostale Inc. (b)                                                                         13             279
  American Eagle Outfitters Inc.                                                               33             774
  AnnTaylor Stores Corp. (b) (l)                                                               17             460
  Applebee's International Inc.                                                                19             398
  Barnes & Noble Inc.                                                                          13             496
  BJ's Wholesale Club Inc. (b)                                                                 16             451
  Bob Evans Farms Inc                                                                           8             188
  Borders Group Inc.                                                                           17             375
  Brinker International Inc. (b)                                                               21             792
  Carmax Inc. (b) (l)                                                                          25             792
  CBRL Group Inc.                                                                              11             375
  Cheesecake Factory Inc. (b)                                                                  19             578
  Chico's FAS Inc. (b)                                                                         43           1,597
  Claire's Stores Inc.                                                                         24             575
  Copart Inc. (b)                                                                              17             398
  Dollar Tree Stores Inc. (b) (l)                                                              25             548
  Krispy Kreme Doughnuts Inc. (b) (l)                                                          15              93
  Michaels Stores Inc.                                                                         33           1,082
  Neiman-Marcus Group Inc. - Class A                                                           12           1,174
  O'Reilly Automotive Inc. (b)                                                                 27             756
  Outback Steakhouse Inc.                                                                      16             590
  Pacific Sunwear of California (b)                                                            18             381
  Petsmart Inc.                                                                                34             743
  Pier 1 Imports Inc. (l)                                                                      21             233
  Regis Corp.                                                                                  11             410
  Rent-A-Center Inc. (b)                                                                       18             347
  Ross Stores Inc.                                                                             35             828
  Ruby Tuesday Inc.                                                                            15             332
  Saks Inc. (b)                                                                                34             630
  Sotheby's Holdings - Class A (b)                                                             11             188
  Williams-Sonoma Inc. (b)                                                                     28           1,072
                                                                                                           20,106
Savings & Loans - 1.3%
  AmeriCredit Corp. (b) (l)                                                                    33             799
  Astoria Financial Corp.                                                                      21             568
  Independence Community Bancorp.                                                              18             631
  New York Community Bancorp. Inc. (l)                                                         57             932
  Webster Financial Corp.                                                                      13             575
                                                                                                            3,505
Semiconductors - 3.1%
  Atmel Corp. (b)                                                                             103             212
  Cabot Microelectronics Corp. (b) (l)                                                          6             171
  Credence Systems Corp. (b)                                                                   24             190
  Cree Inc. (b) (l)                                                                            18             448
  Cypress Semiconductor Corp. (b) (l)                                                          32             483
  Fairchild Semiconductor International Inc. (b)                                               28             422
  Integrated Device Technology Inc. (b) (l)                                                    48             512
  International Rectifier Corp. (b)                                                            15             691
  Intersil Corp.                                                                               37             810
  Lam Research Corp. (b) (l)                                                                   33           1,002
  Lattice Semiconductor Corp. (b)                                                              25             108
  LTX Corp. (b)                                                                                14              59
  MEMC Electronic Materials Inc. (b)                                                           38             858
  Micrel Inc. (b)                                                                              16             177
  Microchip Technology Inc.                                                                    50           1,513
  Semtech Corp. (b)                                                                            17             287
  Silicon Laboratories Inc. (b) (l)                                                            10             315
  Triquint Semiconductor Inc. (b)                                                              33             116
                                                                                                            8,374
Software - 2.0%
  Activision Inc. (b)                                                                          49           1,000
  Acxiom Corp.                                                                                 19             351
  Advent Software Inc. (b)                                                                      5             129
  Cadence Design Systems Inc. (b) (l)                                                          67           1,078
  CSG Systems International (b)                                                                12             255
  Fair Isaac Corp.                                                                             16             717
  Keane Inc. (b)                                                                               11             129
  National Instruments Corp. (l)                                                               14             349
  Reynolds & Reynolds Co. - Class A                                                            12             336
  Sybase Inc. (b)                                                                              21             499
  Transaction Systems Architects Inc. (b)                                                       9             249
  Wind River Systems Inc. (b)                                                                  18             233
                                                                                                            5,325
Telecommunications - 0.9%
  Cincinnati Bell Inc. (b)                                                                     58             257
  Emmis Communications Corp. - Class A (b) (l)                                                  9             194
  Plantronics Inc.                                                                             11             349
  Polycom Inc. (b)                                                                             23             375
  RF Micro Devices Inc. (b)                                                                    44             247
  Telephone & Data Systems Inc.                                                                19             745
  Telephone & Data Systems Inc.                                                                 6             222
                                                                                                            2,392
Telecommunications Equipment - 1.0%
  3Com Corp. (b)                                                                               91             372
  Adtran Inc. (l)                                                                              16             511
  Harris Corp.                                                                                 32           1,326
  Newport Corp. (b)                                                                             9             127
  Utstarcom Inc. (b) (l)                                                                       24             200
                                                                                                            2,536
Textiles - 0.4%
  Mohawk Industries Inc. (b)                                                                   13           1,016


Tobacco - 0.1%
  Universal Corp.                                                                               6             240


Transportation - 2.4%
  Alexander & Baldwin Inc. (l)                                                                 11             560
  C.H. Robinson Worldwide Inc. (l)                                                             21           1,318
  CNF Inc.                                                                                     12             653
  Expeditors International Washington Inc. (l)                                                 26           1,453
  GATX Corp.                                                                                   12             469
  JB Hunt Transport Services Inc.                                                              30             578
  Overseas Shipholding Group                                                                    7             414
  Swift Transportation Co. Inc. (b) (l)                                                        13             222
  Werner Enterprises Inc. (l)                                                                  12             214
  Yellow Roadway Corp. (b)                                                                     14             575
                                                                                                            6,456
Water - 0.3%
  Aqua America Inc.                                                                            23             878


Wireless Telecommunications - 0.1%
  Powerwave Technologies Inc. (b) (l)                                                          26             343

  Total Common Stocks (cost $220,899)                                                                     258,433
Short Term Investments - 15.2%
Money Market Funds - 2.8%
  Dreyfus Cash Management Plus Fund, 3.64% (a) (n)                                          7,412           7,412


Securities Lending Collateral - 12.3%
  Mellon GSL Delaware Business Trust Collateral Fund (n)                                   32,573          32,573


U.S. Treasury Bills - 0.2%
  U.S. Treasury Bill, 3.435%, 12/08/05 (m)                                                    500             497

  Total Short Term Investments (cost $40,482)                                                              40,482
Total Investments - 112.4% (cost $261,381)                                                                298,915

Other Assets and Liabilities, Net -  (12.4%)                                                             (33,017)

Total Net Assets - 100%                                                                                  $265,898

JNL/Mellon Capital Management S&P 500 Index Fund
Common Stocks - 97.5%
Advertising - 0.2%
  Interpublic Group of Cos. Inc. (b) (l)                                                       15            $175
  Monster Worldwide Inc. (b) (l)                                                                4             124
  Omnicom Group Inc.                                                                            6             541
                                                                                                              840
Aerospace & Defense - 1.9%
  Boeing Co.                                                                                   29           1,956
  General Dynamics Corp.                                                                        7             853
  Goodrich Corp.                                                                                4             180
  L-3 Communicaitons Holdings Inc.                                                              4             324
  Lockheed Martin Corp.                                                                        13             803
  Northrop Grumman Corp.                                                                       13             685
  Raytheon Co.                                                                                 16             606
  Rockwell Collins Inc.                                                                         6             301
  United Technologies Corp.                                                                    36           1,864
                                                                                                            7,572
Agriculture - 0.1%
  Monsanto Co.                                                                                  9             595


Airlines - 0.1%
  Southwest Airlines Co. (l)                                                                   24             355


Apparel - 0.4%
  Coach Inc. (b)                                                                               13             423
  Jones Apparel Group Inc.                                                                      4             117
  Liz Claiborne Inc.                                                                            4             149
  Nike Inc. - Class B                                                                           7             550
  Reebok International Ltd.                                                                     2             114
  VF Corp.                                                                                      4             204
                                                                                                            1,557
Auto Manufacturers - 0.4%
  Ford Motor Co.                                                                               65             645
  General Motors Corp. (l)                                                                     20             611
  Navistar International Corp. (b)                                                              2              79
  Paccar Inc.                                                                                   6             405
                                                                                                            1,740
Auto Parts & Equipment - 0.2%
  Autozone Inc. (b) (l)                                                                         2             185
  Cooper Tire & Rubber Co.                                                                      2              36
  Dana Corp.                                                                                    6              55
  Delphi Corp. (l)                                                                             19              54
  Goodyear Tire & Rubber Co. (b) (l)                                                            7             111
  Johnson Controls Inc.                                                                         7             413
  Visteon Corp.                                                                                 3              32
                                                                                                              886
Banks - 6.9%
  AmSouth Bancorp. (l)                                                                         13             324
  Bank of America Corp. (l)                                                                   142           5,980
  Bank of New York Co. Inc.                                                                    28             812
  BB&T Corp.                                                                                   20             766
  Comerica Inc.                                                                                 6             348
  Compass Bancshares Inc.                                                                       4             199
  Fifth Third Bancorp.                                                                         20             732
  Huntington Bancshares Inc.                                                                    8             185
  JPMorgan Chase & Co.                                                                        124           4,208
  KeyCorp                                                                                      14             453
  M&T Bank Corp. (l)                                                                            3             301
  Marshall & Ilsley Corp.                                                                       7             305
  Mellon Financial Corp.                                                                       15             474
  National City Corp. (l)                                                                      20             680
  North Fork Bancorp. Inc                                                                      16             420
  Northern Trust Corp.                                                                          7             335
  PNC Financial Services Group Inc.                                                            10             598
  Regions Financial Corp.                                                                      16             508
  State Street Corp.                                                                           12             574
  SunTrust Banks Inc.                                                                          13             899
  Synovus Financial Corp.                                                                      11             305
  US Bancorp.                                                                                  64           1,802
  Wachovia Corp.                                                                               56           2,643
  Wells Fargo & Co.                                                                            60           3,487
  Zions Bancorp.                                                                                3             226
                                                                                                           27,564
Beverages - 2.1%
  Anheuser-Busch Cos. Inc.                                                                     28           1,185
  Brown-Forman Corp. - Class B                                                                  3             193
  Coca-Cola Co.                                                                                73           3,156
  Coca-Cola Enterprises Inc. (l)                                                               11             207
  Constellation Brands Inc. - Class A (b)                                                       7             179
  Molson Coors Brewing Co. (l)                                                                  2             129
  Pepsi Bottling Group Inc.                                                                     6             160
  PepsiCo Inc.                                                                                 59           3,338
                                                                                                            8,547
Biotechnology - 1.5%
  Amgen Inc. (b)                                                                               44           3,467
  Applera Corp. - Applied Biosystems Group                                                      7             157
  Baxter International Inc.                                                                    22             880
  Biogen Idec Inc. (b)                                                                         12             467
  Chiron Corp.                                                                                  4             187
  Genzyme Corp.                                                                                 9             652
  Millipore Corp.                                                                               2             111
                                                                                                            5,921
Building Materials - 0.3%
  American Standard Cos. Inc.                                                                   6             301
  Masco Corp.                                                                                  15             466
  Vulcan Materials Co.                                                                          3             255
                                                                                                            1,022
Chemicals - 1.3%
  Air Products & Chemicals Inc.                                                                 8             433
  Ashland Inc.                                                                                  3             145
  Dow Chemical Co.                                                                             34           1,407
  E.I. Du Pont de Nemours & Co.                                                                35           1,363
  Eastman Chemical Co.                                                                          3             124
  Ecolab Inc.                                                                                   6             207
  Engelhard Corp.                                                                               4             118
  Hercules Inc. (b)                                                                             4              43
  PPG Industries Inc.                                                                           6             355
  Praxair Inc.                                                                                 11             549
  Rohm & Haas Co.                                                                               6             230
  Sherwin-Williams Co.                                                                          4             196
  Sigma-Aldrich Corp. (l)                                                                       2             152
                                                                                                            5,322
Commercial Services - 1.0%
  Apollo Group Inc. - Class A (b)                                                               5             343
  Cendant Corp.                                                                                37             766
  Convergys Corp. (b)                                                                           5              73
  Equifax Inc.                                                                                  4             157
  FedEx Corp.                                                                                  11             935
  H&R Block Inc.                                                                               11             262
  Moody's Corp.                                                                                 9             456
  Paychex Inc.                                                                                 12             427
  Robert Half International Inc.                                                                6             200
  RR Donnelley & Sons Co.                                                                       7             266
                                                                                                            3,885
Computers - 3.7%
  Affiliated Computer Services Inc. - Class A (b) (l)                                           4             229
  Apple Computer Inc. (b)                                                                      29           1,557
  Computer Sciences Corp.                                                                       6             301
  Dell Inc. (b)                                                                                84           2,889
  Electronic Data Systems Corp.                                                                18             413
  EMC Corp. (b)                                                                                85           1,106
  Gateway Inc.                                                                                 10              28
  Hewlett-Packard Co.                                                                         101           2,946
  International Business Machines Corp.                                                        56           4,521
  Lexmark International Inc. (b)                                                                4             255
  NCR Corp. (b)                                                                                 6             197
  Sun Microsystems Inc. (b)                                                                   117             460
  Unisys Corp. (b)                                                                             12              80
                                                                                                           14,982
Cosmetics & Personal Care - 2.4%
  Alberto-Culver Co. - Class B (l)                                                              3             114
  Avon Products Inc.                                                                           17             451
  Colgate-Palmolive Co.                                                                        18             973
  Gillette Co.                                                                                 32           1,847
  International Flavors & Fragrances Inc.                                                       3              92
  Kimberly-Clark Corp.                                                                         17           1,005
  Proctor & Gamble Co. (l)                                                                     87           5,169
                                                                                                            9,651
Distribution & Wholesale - 0.1%
  Genuine Parts Co.                                                                             6             264
  WW Grainger Inc.                                                                              3             174
                                                                                                              438
Diversified Financial Services - 6.8%
  American Express Co.                                                                         43           2,496
  Bear Stearns Cos. Inc.                                                                        4             425
  Capital One Financial Corp. (l)                                                              10             822
  Charles Schwab Corp.                                                                         37             537
  CIT Group Inc.                                                                                7             314
  Citigroup Inc.                                                                              183           8,316
  Countrywide Financial Corp.                                                                  21             695
  E*Trade Financial Corp. (b)                                                                  13             229
  Fannie Mae                                                                                   34           1,520
  Federated Investors Inc. - Class B                                                            3              90
  First Horizon National Corp. (l)                                                              4             148
  Franklin Resources Inc. (l)                                                                   5             440
  Freddie Mac                                                                                  24           1,365
  Goldman Sachs Group Inc.                                                                     17           2,007
  Janus Capital Group Inc. (l)                                                                  8             117
  Lehman Brothers Holdings Inc.                                                                10           1,131
  MBNA Corp.                                                                                   45           1,099
  Merrill Lynch & Co. Inc. (l)                                                                 33           2,015
  Morgan Stanley                                                                               38           2,057
  Providian Financial Corp. (b) (l)                                                            10             173
  SLM Corp.                                                                                    15             794
  TRowe Price Group Inc.                                                                        5             301
                                                                                                           27,091
Electric - 3.4%
  AES Corp. (b)                                                                                23             372
  Allegheny Energy Inc.                                                                         6             178
  Ameren Corp. (l)                                                                              7             374
  American Electric Power Co. Inc.                                                             14             554
  Calpine Corp. (b) (l)                                                                        17              43
  Centerpoint Energy Inc. (l)                                                                  11             156
  Cinergy Corp. (l)                                                                             7             309
  CMS Energy Corp. (b)                                                                          8             131
  Consolidated Edison Inc. (l)                                                                  9             421
  Constellation Energy Group Inc.                                                               6             389
  Dominion Resources Inc.                                                                      12           1,041
  DTE Energy Co. (l)                                                                            6             288
  Duke Energy Corp. (l)                                                                        33             965
  Edison International Inc.                                                                    12             546
  Entergy Corp.                                                                                 7             547
  Exelon Corp. (l)                                                                             23           1,252
  FirstEnergy Corp.                                                                            12             610
  FPL Group Inc.                                                                               14             662
  NiSource Inc.                                                                                10             245
  PG&E Corp.                                                                                   13             517
  Pinnacle West Capital Corp.                                                                   4             165
  PPL Corp                                                                                     13             423
  Progress Energy Inc. (l)                                                                      9             387
  Public Service Enterprise Group Inc. (l)                                                      9             554
  Southern Co.                                                                                 26             947
  TECO Energy Inc. (l)                                                                          7             126
  TXU Corp.                                                                                     9             960
  Xcel Energy Inc. (l)                                                                         14             279
                                                                                                           13,441
Electrical Components & Equipment - 0.4%
  American Power Conversion Corp.                                                               6             168
  Emerson Electric Co.                                                                         15           1,046
  Molex Inc.                                                                                    5             135
  Nvidia Corp. (b)                                                                              6             197
                                                                                                            1,546
Electronics - 0.5%
  Agilent Technologies Inc. (b)                                                                17             571
  Fisher Scientific International Inc. (b) (l)                                                  4             267
  Jabil Circuit Inc. (b)                                                                        6             200
  Parker Hannifin Corp.                                                                         4             272
  PerkinElmer Inc.                                                                              5              94
  Sanmina-SCI Corp. (b) (l)                                                                    20              85
  Solectron Corp. (b)                                                                          33             129
  Symbol Technologies Inc.                                                                      8              80
  Tektronix Inc.                                                                                3              71
  Thermo Electron Corp. (b)                                                                     6             171
  Waters Corp. (b)                                                                              4             167
                                                                                                            2,107
Engineering & Construction - 0.0%
  Fluor Corp.                                                                                   3             182


Environmental Control - 0.2%
  Allied Waste Industries Inc.                                                                  9              79
  Waste Management Inc.                                                                        20             559
                                                                                                              638
Food - 1.6%
  Albertson's Inc. (l)                                                                         13             333
  Archer-Daniels-Midland Co.                                                                   23             566
  Campbell Soup Co.                                                                             7             194
  ConAgra Foods Inc.                                                                           18             443
  General Mills Inc.                                                                           13             613
  H.J. Heinz Co.                                                                               12             439
  Hershey Foods Corp.                                                                           7             384
  Kellogg Co.                                                                                   9             417
  Kroger Co. (b)                                                                               26             529
  McCormick & Co. Inc.                                                                          5             147
  Safeway Inc.                                                                                 16             398
  Sara Lee Corp. (l)                                                                           28             527
  Supervalu Inc.                                                                                5             143
  Sysco Corp.                                                                                  22             704
  Tyson Foods Inc.                                                                              9             161
  WM Wrigley Jr Co.                                                                             6             458
                                                                                                            6,456
Forest Products & Paper - 0.5%
  Georgia-Pacific Corp. (l)                                                                     9             313
  International Paper Co.                                                                      17             518
  Louisiana-Pacific Corp. (l)                                                                   4             108
  MeadWestvaco Corp.                                                                            6             171
  Plum Creek Timber Co. Inc.                                                                    6             246
  Temple-Inland Inc.                                                                            4             160
  Weyerhaeuser Co.                                                                              9             607
                                                                                                            2,123
Gas - 0.2%
  KeySpan Corp. (l)                                                                             6             226
  Nicor Inc. (l)                                                                                2              74
  Peoples Energy Corp. (l)                                                                      1              53
  Sempra Energy                                                                                 9             427
                                                                                                              780
Hand & Machine Tools - 0.1%
  Black & Decker Corp.                                                                          3             222
  Snap-On Inc.                                                                                  2              81
  Stanley Works                                                                                 3             120
                                                                                                              423
Healthcare - 5.2%
  Aetna Inc.                                                                                   10             894
  Bausch & Lomb Inc.                                                                            2             152
  Becton Dickinson & Co.                                                                        9             465
  Biomet Inc.                                                                                   9             306
  Boston Scientific Corp. (b)                                                                  21             479
  Coventry Health Care Inc. (b)                                                                 4             326
  CR Bard Inc.                                                                                  4             231
  Guidant Corp. (l)                                                                            12             806
  HCA Inc.                                                                                     16             776
  Health Management Associates Inc. (l)                                                         9             205
  Humana Inc. (b) (l)                                                                           6             286
  Johnson & Johnson                                                                           105           6,653
  Laboratory Corp of America Holdings (b)                                                       5             220
  Manor Care Inc. (l)                                                                           3             126
  McKesson Corp.                                                                               11             516
  Medtronic Inc.                                                                               43           2,284
  Quest Diagnostics Inc. (l)                                                                    6             312
  St. Jude Medical Inc. (b)                                                                    13             602
  Stryker Corp.                                                                                10             507
  Tenet Healthcare Corp. (b) (l)                                                               16             176
  UnitedHealth Group Inc.                                                                      44           2,497
  WellPoint Inc. (b)                                                                           21           1,630
  Zimmer Holdings Inc. (b)                                                                      9             601
                                                                                                           21,050
Home Builders - 0.2%
  Centex Corp.                                                                                  5             293
  DR Horton Inc.                                                                                9             340
  Pulte Homes Inc.                                                                              8             325
                                                                                                              958
Home Furnishings - 0.0%
  Leggett & Platt Inc.                                                                          6             129
  Maytag Corp.                                                                                  2              39
                                                                                                              168
Household Products - 0.2%
  Avery Dennison Corp. (l)                                                                      4             204
  Clorox Co.                                                                                    5             283
  Fortune Brands Inc.                                                                           5             410
                                                                                                              897
Insurance - 4.7%
  ACE Ltd.                                                                                     10             491
  Aflac Inc.                                                                                   18             806
  Allstate Corp.                                                                               23           1,288
  AMBAC Financial Group Inc.                                                                    4             262
  American International Group Inc.                                                            92           5,685
  AON Corp.                                                                                    11             361
  Chubb Corp.                                                                                   7             627
  Cigna Corp.                                                                                   5             537
  Cincinnati Financial Corp.                                                                    6             259
  Hartford Financial Services Group Inc.                                                       11             819
  Jefferson-Pilot Corp.                                                                         5             234
  Lincoln National Corp.                                                                        6             317
  Loews Corp.                                                                                   5             462
  Marsh & McLennan Cos. Inc.                                                                   19             574
  MBIA Inc.                                                                                     5             285
  MetLife Inc.                                                                                 26           1,317
  MGIC Investment Corp.                                                                         3             215
  Principal Financial Group                                                                    10             460
  Progressive Corp.                                                                             7             733
  Prudential Financial Inc.                                                                    18           1,223
  Safeco Corp.                                                                                  4             223
  St. Paul Travelers Cos. Inc.                                                                 24           1,075
  Torchmark Corp.                                                                               4             195
  UnumProvident Corp. (l)                                                                      11             216
  XL Capital Ltd. - Class A (l)                                                                 5             337
                                                                                                           19,001
Internet - 1.1%
  eBay Inc. (b)                                                                                39           1,614
  KB Home (l)                                                                                   3             214
  Symantec Corp. (b)                                                                           42             963
  Yahoo! Inc. (b)                                                                              45           1,507
                                                                                                            4,298
Iron & Steel - 0.1%
  Allegheny Technologies Inc.                                                                   2              77
  Nucor Corp.                                                                                   5             312
  United States Steel Corp. (l)                                                                 4             164
                                                                                                              553
Leisure Time - 0.4%
  Brunswick Corp.                                                                               3             123
  Carnival Corp.                                                                               15             761
  Harley-Davidson Inc. (l)                                                                      9             458
  Sabre Holdings Corp. (l)                                                                      5              94
                                                                                                            1,436
Lodging - 0.4%
  Harrah's Entertainment Inc.                                                                   6             410
  Hilton Hotels Corp.                                                                          12             258
  Marriott International Inc. - Class A                                                         6             400
  Starwood Hotels & Resorts Worldwide Inc.                                                      8             451
                                                                                                            1,519
Machinery - 0.6%
  Caterpillar Inc.                                                                             24           1,410
  Cummins Inc. (l)                                                                              2             136
  Deere & Co.                                                                                   8             518
  Rockwell Automation Inc.                                                                      6             341
  Whirlpool Corp.                                                                               2             171
                                                                                                            2,576
Manufacturing - 5.3%
  3M Corp.                                                                                     27           1,971
  Cooper Industries Ltd. - Class A                                                              3             214
  Danaher Corp.                                                                                 8             451
  Dover Corp.                                                                                   7             292
  Eastman Kodak Co. (l)                                                                        10             247
  Eaton Corp.                                                                                   5             323
  General Electric Corp.                                                                      374          12,605
  Honeywell Inernational Inc.                                                                  30           1,137
  Illinois Tool Works Inc.                                                                      7             606
  Ingersoll-Rand Co. Ltd. - Class A                                                            12             457
  ITT Industries Inc.                                                                           3             374
  Pall Corp.                                                                                    4             120
  Textron Inc.                                                                                  5             333
  Tyco International Ltd.                                                                      71           1,980
                                                                                                           21,110
Media - 3.3%
  Clear Channel Communications Inc. (l)                                                        19             641
  Comcast Corp. - Class A (b) (l)                                                              77           2,269
  Dow Jones & Co. Inc. (l)                                                                      2              76
  Gannett Co. Inc.                                                                              9             595
  Knight Ridder Inc.                                                                            3             149
  McGraw-Hill Cos. Inc.                                                                        13             637
  Meredith Corp. (l)                                                                            1              73
  New York Times Co. - Class A (l)                                                              5             146
  News Corp Inc.                                                                               86           1,347
  Time Warner Inc.                                                                            165           2,995
  Tribune Co. (l)                                                                               9             317
  Univision Communications Inc. - Class A (b) (l)                                               8             216
  Viacom Inc. - Class B                                                                        56           1,856
  Walt Disney Co.                                                                              71           1,720
                                                                                                           13,037
Mining - 0.6%
  Alcoa Inc.                                                                                   31             756
  Freeport-McMoRan Copper & Gold Inc. (l)                                                       6             289
  Newmont Mining Corp. (l)                                                                     16             743
  Phelps Dodge Corp.                                                                            3             447
                                                                                                            2,235
Office & Business Equipment - 0.2%
  Pitney Bowes Inc.                                                                             8             331
  Xerox Corp. (b) (l)                                                                          34             464
                                                                                                              796
Oil & Gas Producers - 8.5%
  Amerada Hess Corp. (l)                                                                        3             403
  Anadarko Petroleum Corp.                                                                      8             803
  Apache Corp.                                                                                 12             877
  Burlington Resources Inc.                                                                    13           1,078
  Chevron Corp.                                                                                80           5,156
  ConocoPhillips                                                                               49           3,430
  Devon Energy Corp.                                                                           16           1,104
  EOG Resources Inc.                                                                            9             647
  Exxon Mobil Corp.                                                                           223          14,148
  Kerr-McGee Corp.                                                                              4             397
  Marathon Oil Corp.                                                                           13             895
  Murphy Oil Corp.                                                                              6             290
  Nabors Industries Ltd. (b)                                                                    6             401
  Noble Corp.                                                                                   5             332
  Occidental Petroleum Corp.                                                                   14           1,211
  Rowan Cos Inc.                                                                                4             141
  Sunoco Inc.                                                                                   5             363
  Transocean Inc. (b)                                                                          12             715
  Valero Energy Corp.                                                                          11           1,205
  XTO Energy Inc.                                                                              12             565
                                                                                                           34,161
Oil & Gas Services - 1.2%
  Baker Hughes Inc.                                                                            12             721
  BJ Services Co. (l)                                                                          11             409
  Halliburton Co.                                                                              18           1,235
  National Oilwell Varco Inc. (b)                                                               6             405
  Schlumberger Ltd.                                                                            21           1,741
  Weatherford International Ltd. (b)                                                            5             355
                                                                                                            4,866
Packaging & Containers - 0.2%
  Ball Corp.                                                                                    4             139
  Bemis Co.                                                                                     4              88
  Newell Rubbermaid Inc. (l)                                                                   10             219
  Pactiv Corp. (b)                                                                              5              85
  Sealed Air Corp. (b)                                                                          3             135
                                                                                                              666
Pharmaceuticals - 5.9%
  Abbott Laboratories                                                                          55           2,318
  Allergan Inc.                                                                                 5             425
  AmerisourceBergen Corp. (l)                                                                   4             272
  Bristol-Myers Squibb Co.                                                                     69           1,650
  Cardinal Health Inc.                                                                         15             967
  Caremark Rx Inc. (b)                                                                         16             805
  Eli Lilly & Co.                                                                              40           2,133
  Express Scripts Inc. (b)                                                                      5             314
  Forest Laboratories Inc.                                                                     12             467
  Gilead Sciences Inc.                                                                         16             788
  Hospira Inc. (b)                                                                              6             231
  King Pharmaceuticals Inc. (b)                                                                 9             133
  Medco Health Solutions Inc. (b)                                                              11             589
  Medimmune Inc. (b) (l)                                                                        9             292
  Merck & Co. Inc.                                                                             77           2,100
  Mylan Laboratories Inc.                                                                       9             173
  Pfizer Inc.                                                                                 261           6,505
  Schering-Plough Corp.                                                                        52           1,102
  Watson Pharmaceuticals Inc. (b)                                                               4             135
  Wyeth                                                                                        47           2,181
                                                                                                           23,580
Pipelines - 0.3%
  Dynegy Inc. - Class A (b) (l)                                                                12              56
  EL Paso Corp. (l)                                                                            23             323
  Kinder Morgan Inc.                                                                            3             324
  Williams Cos. Inc.                                                                           20             493
                                                                                                            1,196
Real Estate - 0.7%
  Apartment Investment & Management Co.                                                         3             128
  Archstone-Smith Trust                                                                         8             299
  Equity Office Properties Trust                                                               14             459
  Equity Residential                                                                           10             374
  Prologis                                                                                      9             397
  Public Storage Inc.                                                                           3             196
  Simon Property Group Inc.                                                                     7             498
  Vornado Realty Trust                                                                          4             360
                                                                                                            2,711
Retail - 5.6%
  Autonation Inc. (b)                                                                           7             136
  Bed Bath & Beyond Inc. (b)                                                                   10             419
  Best Buy Co. Inc.                                                                            15             641
  Big Lots Inc. (b) (l)                                                                         5              51
  Circuit City Stores Inc. (l)                                                                  6              95
  Costco Wholesale Corp.                                                                       17             729
  CVS Corp.                                                                                    29             836
  Darden Restaurants Inc.                                                                       5             149
  Dillard's Inc. - Class A (l)                                                                  3              52
  Dollar General Corp.                                                                         11             196
  Family Dollar Stores Inc.                                                                     6             114
  Federated Department Stores Inc.                                                              9             629
  Gap Inc.                                                                                     20             349
  Home Depot Inc.                                                                              75           2,876
  JC Penney Corp. Inc.                                                                          9             417
  Kohl's Corp. (b)                                                                             12             613
  Limited Brands                                                                               13             257
  Lowe's Cos. Inc.                                                                             27           1,762
  McDonald's Corp.                                                                             44           1,485
  Nordstrom Inc.                                                                                8             285
  Office Depot Inc. (b) (l)                                                                    11             332
  OfficeMax Inc.                                                                                2              79
  RadioShack Corp. (l)                                                                          5             136
  Sears Holdings Corp. (b)                                                                      4             460
  Staples Inc.                                                                                 26             556
  Starbucks Corp. (b)                                                                          14             683
  Target Corp.                                                                                 31           1,610
  Tiffany & Co. (l)                                                                             5             200
  TJX Cos. Inc.                                                                                16             337
  Walgreen Co.                                                                                 36           1,556
  Wal-Mart Stores Inc.                                                                         88           3,862
  Wendy's International Inc.                                                                    4             171
  Yum! Brands Inc.                                                                             10             490
                                                                                                           22,563
Savings & Loans - 0.5%
  Golden West Financial Corp. (l)                                                               9             555
  Sovereign Bancorp Inc.                                                                       12             272
  Washington Mutual Inc. (l)                                                                   31           1,223
                                                                                                            2,050
Semiconductors - 3.2%
  Advanced Micro Devices Inc. (b) (l)                                                          14             354
  Altera Corp. (b)                                                                             13             251
  Analog Devices Inc.                                                                          13             490
  Applied Materials Inc.                                                                       56             957
  Applied Micro Circuits Corp. (b) (l)                                                         13              40
  Broadcom Corp. - Class A (b)                                                                 10             474
  Freescale Semiconductor Inc. (b)                                                             14             337
  Intel Corp.                                                                                 215           5,307
  KLA-Tencor Corp. (l)                                                                          7             340
  Linear Technology Corp.                                                                      11             409
  LSI Logic Corp. (b) (l)                                                                      14             136
  Maxim Integrated Products Inc.                                                               11             480
  Micron Technology Inc. (b) (l)                                                               22             289
  National Semiconductor Corp.                                                                 12             304
  Novellus Systems Inc. (b) (l)                                                                 5             119
  PMC - Sierra Inc. (b) (l)                                                                     5              46
  QLogic Corp. (b)                                                                              3             106
  Teradyne Inc. (b)                                                                             7             119
  Texas Instruments Inc.                                                                       57           1,932
  Xilinx Inc.                                                                                  12             343
                                                                                                           12,833
Software - 3.9%
  Adobe Systems Inc.                                                                           18             530
  Autodesk Inc.                                                                                 8             374
  Automatic Data Processing Inc.                                                               21             886
  BMC Software Inc. (b) (l)                                                                     7             156
  Citrix Systems Inc. (b)                                                                       6             148
  Computer Associates International Inc. (l)                                                   16             455
  Compuware Corp. (b)                                                                          14             136
  Electronic Arts Inc.                                                                         11             620
  First Data Corp.                                                                             27           1,076
  Fiserv Inc. (b)                                                                               6             294
  IMS Health Inc.                                                                               8             201
  Intuit Inc. (b) (l)                                                                           6             276
  Mercury Interactive Corp. (b) (l)                                                             3             121
  Microsoft Corp.                                                                             325           8,364
  Novell Inc. (b) (l)                                                                          13             100
  Oracle Corp. (b)                                                                            132           1,641
  Parametric Technology Corp. (b)                                                              10              69
  Siebel Systems Inc.                                                                          17             181
                                                                                                           15,628
Telecommunications - 3.3%
  Alltel Corp.                                                                                 13             862
  Andrew Corp. (b) (l)                                                                          5              56
  AT&T Corp.                                                                                   29             572
  Avaya Inc. (b)                                                                               16             167
  BellSouth Corp.                                                                              64           1,689
  CenturyTel Inc.                                                                               5             161
  Ciena Corp. (b)                                                                              16              44
  Citizens Communications Co. (l)                                                              12             157
  International Game Technology                                                                12             325
  Lucent Technologies Inc. (b) (l)                                                            158             512
  Qwest Communications International Inc. (b) (l)                                              59             241
  SBC Communications Inc.                                                                     116           2,789
  Sprint Nextel Corp. (l)                                                                     103           2,455
  Verizon Communications Inc.                                                                  97           3,186
                                                                                                           13,216
Telecommunications Equipment - 2.2%
  ADC Telecommunications Inc. (b)                                                               3              79
  Cisco Systems Inc. (b)                                                                      226           4,044
  Comverse Technology Inc. (b)                                                                  7             174
  Corning Inc. (b)                                                                             52           1,009
  JDS Uniphase Corp. (b) (l)                                                                   58             129
  Network Appliance Inc. (b)                                                                   13             308
  Qualcomm Inc.                                                                                57           2,567
  Scientific-Atlanta Inc.                                                                       5             191
  Tellabs Inc. (b)                                                                             16             164
                                                                                                            8,665
Textiles - 0.1%
  Cintas Corp.                                                                                  5             209


Tobacco - 1.5%
  Altria Group Inc.                                                                            73           5,405
  Reynolds American Inc (l)                                                                     3             270
  UST Inc. (l)                                                                                  5             228
                                                                                                            5,903
Toys & Hobbies - 0.1%
  Hasbro Inc.                                                                                   6             120
  Mattel Inc.                                                                                  14             231
                                                                                                              351
Transportation - 1.3%
  Burlington Northern Santa Fe Corp.                                                           13             773
  CSX Corp.                                                                                     8             356
  Norfolk Southern Corp.                                                                       14             563
  Ryder System Inc.                                                                             3              90
  Union Pacific Corp.                                                                           9             667
  United Parcel Service Inc. - Class B                                                         39           2,695
                                                                                                            5,144
Wireless Telecommunications - 0.5%
  Motorola Inc.                                                                                87           1,916

  Total Common Stocks (cost $352,562)                                                                     390,955
Short Term Investments - 12.0%
Money Market Funds - 2.2%
  Dreyfus Cash Management Plus Fund, 3.64% (a) (n)                                          8,865           8,865


Securities Lending Collateral - 9.6%
  Mellon GSL Delaware Business Trust Collateral Fund (n)                                   38,410          38,410


U.S. Treasury Bills - 0.2%
  U.S. Treasury Bill, 3.435%, 12/08/05 (m)                                                  1,000             994

  Total Short Term Investments (cost $48,269)                                                              48,269
Total Investments - 109.5% (cost $400,830)                                                                439,224

Other Assets and Liabilities, Net -  (9.5%)                                                              (38,092)

Total Net Assets - 100%                                                                                  $401,132

JNL/Mellon Capital Management Small Cap Index Fund
Common Stocks - 96.4%
Advertising - 0.3%
  Advo Inc.                                                                                     6            $179
  APAC Customer Services Inc. (b)                                                               2               1
  Catalina Marketing Corp.                                                                      9             211
  Greenfield Online Inc. (b)                                                                    3              15
  Marchex Inc. - Class B (b) (l)                                                                3              56
  Sitel Corp. (b)                                                                               9              24
  Valuevision Media Inc. (b)                                                                    5              52
  Ventiv Health Inc. (b)                                                                        5             132
                                                                                                              670
Aerospace & Defense - 1.3%
  AAR Corp. (b)                                                                                 5              92
  Airspan Networks Inc. (b) (l)                                                                 5              23
  ARGON ST Inc. (b)                                                                             1              44
  Armor Holdings Inc. (b)                                                                       6             271
  BE Aerospace Inc. (b)                                                                        10             163
  Curtiss-Wright Corp.                                                                          4             243
  DRS Technologies Inc.                                                                         5             239
  Ducommun Inc. (b)                                                                             1              23
  Engineered Support Systems Inc.                                                               8             310
  Esterline Technologies Corp. (b)                                                              5             175
  GenCorp Inc. (l)                                                                             10             181
  Heico Corp.                                                                                   3              75
  Heico Corp. - Class A                                                                         -               2
  Herley Industries Inc. (b)                                                                    2              46
  Innovative Solutions & Support Inc. (b)                                                       2              35
  Kaman Corp. - Class A                                                                         4              80
  Moog Inc. - Class A (b)                                                                       7             195
  MTC Technologies Inc. (b)                                                                     2              58
  Orbital Sciences Corp. (b) (l)                                                               10             122
  Sequa Corp. - Class A (b)                                                                     1              71
  Teledyne Technologies Inc. (b)                                                                6             204
  Triumph Group Inc. (b)                                                                        3             111
  United Industrial Corp.                                                                       2              67
  US Airways Group Inc. (b) (l)                                                                 3              61
                                                                                                            2,891
Agriculture - 0.2%
  Alico Inc.                                                                                    1              42
  Andersons Inc.                                                                                1              33
  CF Industries Holdings Inc. (b)                                                               6              89
  Delta & Pine Land Co.                                                                         7             179
  FTD Group Inc. (b)                                                                            2              19
  Maui Land & Pineapple Co. Inc. (b)                                                            1              17
  Tejon Ranch Co. (b)                                                                           2              74
  UAP Holding Corp.                                                                             6             102
                                                                                                              555
Airlines - 0.5%
  AirTran Holdings Inc. (b) (l)                                                                15             196
  Alaska Air Group Inc. (b)                                                                     5             145
  Continental Airlines Inc. - Class B (b) (l)                                                  11             111
  Delta Air Lines Inc. (b) (l)                                                                 22              16
  ExpressJet Holdings Inc. (b)                                                                  8              71
  Frontier Airlines Inc. (b)                                                                    7              64
  MAIR Holdings Inc. (b)                                                                        1               6
  Mesa Air Group Inc. (b) (l)                                                                   6              46
  Pinnacle Airlines Corp. (b) (l)                                                               4              23
  Rebublic Airways Holdings Inc. (b)                                                            3              46
  Skywest Inc.                                                                                 11             282
  World Air Holdings Inc. (b)                                                                   4              43
                                                                                                            1,049
Alternative Energy - 0.5%
  Covanta Holding Corp. (b)                                                                    20             264
  Evergreen Solar Inc. (b)                                                                      7              63
  Foundation Coal Holdings Inc.                                                                 4             168
  Headwaters Inc. (b) (l)                                                                       7             274
  KFX Inc. (b) (l)                                                                             11             186
  Metal Management Inc.                                                                         4              94
  Pacific Ethanol Inc. (b) (l)                                                                  1               8
  Syntroleum Corp. (b)                                                                          7             109
                                                                                                            1,166
Apparel - 1.0%
  Carter's Inc. (b)                                                                             3             192
  Cherokee Inc.                                                                                 1              40
  Citi Trends Inc. (b)                                                                          1              15
  DEB Shops Inc.                                                                                1              12
  Deckers Outdoor Corp. (b) (l)                                                                 2              46
  DHB Industries Inc. (b) (l)                                                                   5              20
  Guess ? Inc. (b)                                                                              3              65
  Gymboree Corp. (b)                                                                            6              78
  Hampshire Group Ltd. (b)                                                                      -               9
  Hartmarx Corp. (b)                                                                            5              31
  JOS A Bank Clothiers Inc. (b)                                                                 2             104
  Kellwood Co.                                                                                  5             134
  K-Swiss Inc. - Class A                                                                        4             130
  Maidenform Brands Inc. (b)                                                                    2              21
  New York & Co Inc. (b)                                                                        2              37
  Oakley Inc.                                                                                   4              78
  Oxford Industries Inc.                                                                        3             113
  Payless ShoeSource Inc. (b)                                                                  12             206
  Perry Ellis International Inc. (b)                                                            2              35
  Phillips-Van Heusen                                                                           6             184
  Russell Corp.                                                                                 6              79
  Skechers U.S.A. Inc. - Class A (b)                                                            4              60
  Steven Madden Ltd. (b)                                                                        2              51
  Stride Rite Corp.                                                                             6              81
  Volcom Inc. (b)                                                                               -              13
  Warnaco Group Inc. (b)                                                                        9             186
  Weyco Group Inc.                                                                              1              18
  Wolverine World Wide Inc.                                                                    11             223
                                                                                                            2,261
Auto Manufacturers - 0.1%
  Rush Enterprises Inc. (b)                                                                     1              20
  Wabash National Corp.                                                                         6             109
                                                                                                              129
Auto Parts & Equipment - 0.8%
  Accuride Corp. (b)                                                                            2              26
  Aftermarket Technology Corp. (b)                                                              4              67
  American Axle & Manufacturing Holdings Inc. (l)                                               8             182
  ArvinMeritor Inc.                                                                            12             208
  ASV Inc. (b) (l)                                                                              3              68
  Bandag Inc.                                                                                   2              92
  Commercial Vehicle Group Inc. (b)                                                             3              56
  Cooper Tire & Rubber Co.                                                                     12             180
  Hayes Lemmerz International Inc. (b)                                                          8              34
  Keystone Automotive Industries Inc. (b)                                                       3              80
  Modine Manufacturing Co.                                                                      6             234
  Noble International Ltd.                                                                      1              22
  Proliance International Inc. (b)                                                              -               -
  Quantum Fuel Systems Technologies Worldwide Inc. (b) (l)                                      9              36
  R&B Inc. (b)                                                                                  1               7
  Raytech Corp. (b)                                                                             2               3
  Rush Enterprises Inc. - Class A (b)                                                           1              21
  Sports Resorts International Inc. (b) (l)                                                     1               1
  Standard Motor Products Inc.                                                                  2              14
  Strattec Security Corp. (b)                                                                   1              35
  Superior Industries International (l)                                                         4              85
  Tenneco Automotive Inc. (b)                                                                   8             141
  Titan International Inc.                                                                      3              40
  Visteon Corp.                                                                                24             230
                                                                                                            1,862
Banks - 7.3%
  1st Source Corp.                                                                              2              51
  ABC Bancorp.                                                                                  2              35
  Alabama National Bancorp.                                                                     3             161
  Amcore Financial Inc.                                                                         4             137
  Amegy Bancorp. Inc.                                                                          12             282
  AmericanWest Bancorp. (b)                                                                     2              44
  Ames National Corp. (l)                                                                       1              17
  Arrow Financial Corp.                                                                         2              51
  Banc Corp. (b)                                                                                2              26
  Bancfirst Corp.                                                                               1              61
  Bancorp Inc. (b)                                                                              1              23
  Bancorpsouth Inc. (l)                                                                        14             317
  Bank of Granite Corp.                                                                         2              46
  Bank of the Ozarks Inc. (l)                                                                   2              71
  BankAtlantic Bancorp. Inc. - Class A                                                          8             133
  BankFinancial Corp. (b)                                                                       4              52
  Banner Corp.                                                                                  2              47
  Boston Private Financial Holdings Inc.                                                        5             138
  Bryn Mawr Bank Corp.                                                                          1              25
  Camden National Corp.                                                                         1              51
  Capital City Bank Group Inc.                                                                  2              82
  Capital Corp of the West                                                                      2              48
  Capital Crossing Bank (b)                                                                     1              35
  Capitol Bancorp Ltd.                                                                          2              67
  Cardinal Financial Corp. (b)                                                                  4              38
  Cascade Bancorp.                                                                              3              56
  Cathay General Bancorp.                                                                       8             286
  Cavalry Bancorp. Inc. (l)                                                                     -               6
  Center Financial Corp.                                                                        2              42
  Central Coast Bancorp. (b)                                                                    2              37
  Chemical Financial Corp.                                                                      4             142
  Chittenden Corp.                                                                              8             219
  Citizens & Northern Corp. (l)                                                                 2              40
  Citizens Banking Corp.                                                                        8             218
  City Bank                                                                                     1              45
  City Holdings Co.                                                                             3             119
  CoBiz Inc.                                                                                    3              47
  Colony Bankcorp Inc. (l)                                                                      1              25
  Columbia Bancorp.                                                                             1              46
  Columbia Banking System Inc.                                                                  3              69
  Commercial Bankshares Inc.                                                                    1              19
  Community Bancorp. (b)                                                                        1              28
  Community Bank System Inc.                                                                    5             117
  Community Banks Inc.                                                                          4             104
  Community Trust Bancorp. Inc.                                                                 2              80
  Corus Bankshares Inc.                                                                         3             182
  CVB Financial Corp.                                                                           9             161
  Enterprise Financial Services Corp. (b)                                                       1              26
  EuroBancshares Inc. (b)                                                                       1              18
  Exchange National Bancshares Inc.                                                             1              14
  Farmers Capital Bancorp.                                                                      1              27
  Financial Institutions Inc.                                                                   1              25
  First Bancorp.                                                                               12             211
  First Bancorp.                                                                                2              35
  First Busey Corp.                                                                             3              54
  First Charter Corp.                                                                           5             128
  First Citizens Bancorp. (l)                                                                   -               8
  First Citizens BancShares Inc. - Class A                                                      1             179
  First Commonwealth Financial Corp.                                                           13             167
  First Community Bancorp. Inc.                                                                 2             112
  First Community Bancshares Inc.                                                               2              59
  First Financial Bancorp.                                                                      6             114
  First Financial Bankshares Inc.                                                               3             107
  First Financial Corp.                                                                         2              60
  First Merchants Corp.                                                                         3              79
  First Midwest Bancorp Inc.                                                                    8             302
  First Oak Brook Bancshares Inc.                                                               1              33
  First Regional Bancorp. (b)                                                                   -              30
  First Republic Bank                                                                           4             142
  First South Bancorp Inc. (l)                                                                  -              10
  First State Bancorp.                                                                          3              55
  Flagstar Bancorp. Inc. (l)                                                                    6              95
  FNB Corp. (l)                                                                                11             212
  Foothill Independent Bancorp. (l)                                                             1              13
  Franklin Bank Corp. (b)                                                                       3              56
  Frontier Financial Corp.                                                                      4             124
  GB&T Bancshares Inc.                                                                          2              50
  German American Bancorp.                                                                      2              21
  Glacier Bancorp. Inc.                                                                         6             178
  Gold Bancorp. Inc.                                                                            7             105
  Great Southern Bancorp. Inc.                                                                  2              54
  Greater Bay Bancorp.                                                                          9             224
  Greater Community Bancorp.                                                                    -               -
  Greene County Bancshares Inc.                                                                 1              29
  Hancock Holding Co.                                                                           5             159
  Hanmi Financial Corp.                                                                         7             122
  Harleysville National Corp.                                                                   5             109
  Heartland Financial USA Inc.                                                                  1              29
  Hudson United Bancorp.                                                                        8             336
  IBERIABANK Corp.                                                                              2              87
  Independent Bancorp.                                                                          7             199
  Integra Bancorp.                                                                              3              57
  Interchange Financial Services Corp.                                                          3              48
  International Bancshares Corp.                                                                -               2
  Irwin Financial Corp.                                                                         3              67
  Lakeland Bancorp Inc.                                                                         4              55
  Lakeland Financial Corp.                                                                      1              37
  Macatawa Bancorp.                                                                             2              62
  Main Street Banks Inc.                                                                        3              73
  MainSource Financial Group Inc.                                                               2              36
  MB Financial Inc.                                                                             4             159
  Mercantile Bancorp.                                                                           1              54
  Mid-State Bancshares                                                                          4             110
  Midwest Banc Holdings Inc.                                                                    2              57
  Nara Bancorp. Inc.                                                                            3              46
  National Penn Bancshares Inc.                                                                 6             149
  NBC Capital Corp.                                                                             1              27
  NBT Bancorp Inc.                                                                              6             135
  Northern Empire Bancshares (b) (l)                                                            1              34
  Oak Hill Financial Inc.                                                                       1              17
  Old National Bancorp. (l)                                                                    12             255
  Old Second Bancorp. Inc.                                                                      2              70
  Omega Financial Corp.                                                                         2              60
  Oriental Financial Group                                                                      4              47
  Pacific Capital Bancorp.                                                                      8             271
  Park National Corp.                                                                           2             260
  Peapack Gladstone Financial Corp.                                                             2              44
  Pennsylvania Commerce Bancorp. Inc. (b)                                                       -              11
  Peoples Bancorp. Inc.                                                                         2              43
  Pinnacle Financial Partners Inc. (b)                                                          1              30
  Placer Sierra Bancshares                                                                      1              28
  Preferred Bank                                                                                1              28
  Premierwest Bancorp. (b)                                                                      2              37
  PrivateBancorp Inc.                                                                           3             100
  Prosperity Bancshares Inc.                                                                    4             116
  Provident Bankshares Corp.                                                                    6             204
  Renasant Corp.                                                                                2              56
  Republic Bancorp Inc.                                                                        13             182
  Republic Bancorp Inc. - Class A                                                               1              30
  R-G Financial Corp. - Class B                                                                 5              65
  Royal Bancshares of Penn - Class A                                                            1              13
  S&T Bancorp Inc.                                                                              5             185
  Sandy Spring Bancorp. Inc.                                                                    3              86
  Santander BanCorp.                                                                            1              21
  SCBT Financial Corp.                                                                          1              38
  Seacoast Banking Corp.                                                                        2              50
  Security Bank Corp.                                                                           2              40
  Shore Bancshares Inc.                                                                         1              24
  Sierra Bancorp.                                                                               1              18
  Signature Bank (b)                                                                            2              58
  Simmons First National Corp. - Class A                                                        3              71
  Smithtown Bancorp. Inc. (l)                                                                   1              21
  Southern Community Financial Corp.                                                            2              20
  Southside Bancshares Inc.                                                                     2              30
  Southwest Bancorp. Inc.                                                                       2              51
  State Bancorp. Inc.                                                                           1              25
  State Financial Services Corp.                                                                1              33
  Sterling Bancorp. - NYS                                                                       3              71
  Sterling Bancshares Inc.                                                                      8             125
  Sterling Financial Corp.                                                                      5             103
  Suffolk Bancorp.                                                                              2              57
  Summit Bancshares Inc.                                                                        1               9
  Summit Financial Group Inc. (l)                                                               -               8
  Sun Bancorp Inc. (b)                                                                          2              37
  Susquehanna Bancshares Inc.                                                                   8             199
  SVB Financial Group (b)                                                                       6             307
  SY Bancorp Inc. (l)                                                                           2              45
  Taylor Capital Group Inc.                                                                     1              29
  Texas Regional Bancshares Inc. - Class A                                                      7             205
  TierOne Corp.                                                                                 3              79
  Tompkins Trustco Inc                                                                          1              57
  Trico Bancshares                                                                              2              53
  Trustco Bank Corp.                                                                           13             168
  UCBH Holdings Inc.                                                                           16             297
  UMB Financial Corp.                                                                           3             185
  Umpqua Holdings Corp.                                                                         8             192
  Union Bankshares Corp.                                                                        2              63
  United Bankshares Inc.                                                                        7             232
  United Community Banks Inc.                                                                   6             167
  United Security Bancshares (l)                                                                1              26
  Univest Corp.                                                                                 2              50
  Unizan Financial Corp.                                                                        4              98
  USB Holding Co. Inc.                                                                          2              43
  Vineyard National Bancorp. (l)                                                                1              39
  Virginia Commerce Bancorp. (b)                                                                2              46
  Virginia Financial Group Inc.                                                                 1              38
  W Holding Co. Inc.                                                                           20             192
  Washington Trust Bancorp.                                                                     2              61
  WesBanco Inc.                                                                                 4             112
  West Bancorp. Inc. (l)                                                                        3              58
  West Coast Bancorp.                                                                           2              61
  Westamerica Bancorp.                                                                          6             300
  Western Sierra Bancorp. (b)                                                                   1              40
  Wilshire Bancorp. Inc.                                                                        3              40
  Wintrust Financial Corp.                                                                      4             210
  Yardville National Bancorp                                                                    2              53
                                                                                                           16,424
Beverages - 0.2%
  Boston Beer Co. Inc. - Class A (b)                                                            1              33
  Chaparral Steel Co. (b)                                                                       4             100
  Coca-Cola Bottling Co.                                                                        1              47
  Cogent Inc. (b)                                                                               4             105
  Farmer Brothers Co.                                                                           1              23
  Hansen Natural Corp. (b) (l)                                                                  3             126
  National Beverage Corp. (b)                                                                   1               6
  Peets Coffee & Tea Inc. (b)                                                                   2              70
                                                                                                              510
Biotechnology - 2.0%
  Aastrom Biosciences Inc. (b)                                                                 17              41
  Aksys Ltd. (b) (l)                                                                            1               2
  Albany Molecular Research Inc. (b)                                                            4              53
  Alkermes Inc. (b)                                                                            16             277
  Applera Corp. - Celera Genomics Group (b)                                                    14             165
  Arena Pharmaceuticals Inc. (b)                                                                6              64
  Ariad Pharmaceuticals Inc. (b)                                                               12              87
  Arqule Inc. (b)                                                                               6              46
  Avant Immunotherapeutics Inc. (b)                                                            12              15
  Barrier Therapeutics Inc. (b)                                                                 3              21
  Bio-Rad Laboratories Inc. - Class A (b)                                                       3             172
  Biosite Inc. (b)                                                                              3             186
  Bruker BioSciences Corp. (b)                                                                  6              28
  Cambrex Corp.                                                                                 4              83
  Cancervax Corp. (b) (l)                                                                       2               8
  Cell Genesys Inc. (b) (l)                                                                     8              45
  Coley Pharmaceutical Group Inc. (b)                                                           1              11
  Corgentech Inc. (b)                                                                           1               2
  Cotherix Inc. (b)                                                                             2              30
  CuraGen Corp. (b) (l)                                                                         7              33
  Curis Inc. (b)                                                                                7              32
  Cypress Bioscience Inc. (b)                                                                   5              29
  deCODE genetics Inc. (b)                                                                     10              84
  Digene Corp. (b)                                                                              3              71
  Diversa Corp. (b)                                                                             4              20
  Enzo Biochem Inc. (b)                                                                         5              72
  Enzon Pharmaceuticals Inc. (b)                                                                7              46
  Exelixis Inc. (b)                                                                            16             121
  Eyetech Pharmaceuticals Inc. (b)                                                              6             110
  Gene Logic Inc. (b)                                                                           4              18
  Genitope Corp. (b)                                                                            4              28
  Geron Corp. (b) (l)                                                                          10             101
  GTX Inc. (b) (l)                                                                              1               8
  Harvard Bioscience Inc. (b)                                                                   1               2
  Human Genome Sciences Inc. (b) (l)                                                           23             314
  Illumina Inc. (b)                                                                             6              79
  Immunomedics Inc. (b) (l)                                                                     7              13
  Incyte Corp. (b)                                                                             14              67
  Integra LifeSciences Holdings Corp. (b)                                                       3             134
  InterMune Inc. (b) (l)                                                                        5              87
  Keryx Biopharmaceuticals Inc. (b)                                                             5              82
  Lexicon Genetics Inc. (b)                                                                    12              46
  Lifecell Corp. (b)                                                                            5             110
  Marshall Edwards Inc. (b) (l)                                                                 1               5
  Martek Biosciences Corp. (b)                                                                  6             201
  Maxygen Inc. (b)                                                                              5              40
  Meridian Bioscience Inc.                                                                      3              64
  Monogram Biosciences Inc. (b)                                                                22              52
  Myogen Inc. (b)                                                                               3              68
  Myriad Genetics Inc. (b)                                                                      6             128
  Nanogen Inc. (b) (l)                                                                          7              23
  Nektar Therapeutics (b)                                                                      15             262
  Northfield Laboratories Inc. (b)                                                              4              53
  Orchid Cellmark Inc. (b)                                                                      4              36
  Regeneron Pharmaceuticals Inc. (b)                                                            6              58
  Seattle Genetics Inc. (b)                                                                     5              25
  SFBC International Inc. (b)                                                                   3             145
  StemCells Inc. (b) (l)                                                                       11              59
  Stratagene Corp. (b)                                                                          1              11
  Telik Inc. (b)                                                                                9             153
  Tercica Inc. (b)                                                                              2              25
                                                                                                            4,451
Building Materials - 1.0%
  Aaon Inc. (b)                                                                                 1              24
  Apogee Enterprises Inc.                                                                       5              81
  Builders FirstSource Inc. (b)                                                                 2              39
  Comfort Systems USA Inc. (b)                                                                  7              59
  Drew Industries Inc. (b) (l)                                                                  3              72
  Eagle Materials Inc.                                                                          3             392
  ElkCorp                                                                                       4             129
  Genlyte Group Inc. (b)                                                                        4             212
  Huttig Building Products Inc. (b)                                                             3              28
  Lennox International Inc.                                                                     9             242
  LSI Industries Inc.                                                                           4              70
  Mestek Inc. (b)                                                                               -               6
  NCI Building Systems Inc. (b)                                                                 4             157
  Omega Flex Inc. (b)                                                                           -               8
  Simpson Manufacturing Co. Inc.                                                                6             253
  Texas Industries Inc.                                                                         4             215
  Trex Co. Inc. (b)                                                                             2              50
  Universal Forest Products Inc.                                                                3             162
  US Concrete Inc. (b)                                                                          3              25
                                                                                                            2,224
Chemicals - 1.2%
  Aceto Corp.                                                                                   4              21
  Albemarle Corp.                                                                               1              22
  American Vanguard Corp. (l)                                                                   2              33
  Arch Chemicals Inc.                                                                           4             104
  Balchem Corp.                                                                                 1              36
  Chemtura Corp.                                                                                1              17
  Ferro Corp.                                                                                   8             143
  Georgia Gulf Corp.                                                                            6             151
  HB Fuller Co.                                                                                 5             159
  Hercules Inc. (b)                                                                            20             245
  Kronos Worldwide Inc.                                                                         -              16
  MacDermid Inc.                                                                                6             147
  Minerals Technologies Inc.                                                                    4             215
  NewMarket Corp. (b)                                                                           3              50
  NL Industries                                                                                 1              21
  Octel Corp.                                                                                   2              32
  Olin Corp.                                                                                   13             240
  OM Group Inc. (b)                                                                             5             108
  Pioneer Cos Inc. (b)                                                                          2              46
  PolyOne Corp. (b)                                                                            17             104
  Rockwood Holdings Inc. (b)                                                                    3              59
  Schulman A Inc.                                                                               5              95
  Solutia Inc. (b)                                                                              9               6
  Spartech Corp                                                                                 6             119
  Stepan Co.                                                                                    1              21
  Symyx Technologies Inc. (b)                                                                   6             152
  Terra Industries Inc. (b)                                                                    16             106
  Valhi Inc.                                                                                    1              14
  Wellman Inc.                                                                                  5              35
  Westlake Chemical Corp.                                                                       2              62
  WR Grace & Co. (b)                                                                           12             103
  Zoltek Cos. Inc. (b) (l)                                                                      2              22
                                                                                                            2,704
Commercial Services - 4.6%
  Aaron Rents Inc.                                                                              7             153
  ABM Industries Inc.                                                                           7             153
  ACE Cash Express Inc. (b)                                                                     2              38
  Administaff Inc.                                                                              4             152
  Advance America Cash Advance Centers Inc.                                                    12             161
  Alderwoods Group Inc. (b)                                                                     7             112
  AMN Healthcare Services Inc. (b)                                                              2              27
  Arbitron Inc.                                                                                 6             222
  Banta Corp.                                                                                   4             220
  BearingPoint Inc. (b)                                                                        33             254
  Bowne & Co. Inc.                                                                              6              85
  Bright Horizons Family Solutions Inc. (b)                                                     5             185
  CBIZ Inc. (b)                                                                                10              52
  CDI Corp.                                                                                     2              62
  Central Parking Corp.                                                                         3              50
  Coinstar Inc. (b)                                                                             4              82
  Consolidated Graphics Inc. (b)                                                                2              79
  Corinthian Colleges Inc. (b)                                                                 17             222
  Corvel Corp. (b)                                                                              1              22
  CoStar Group Inc. (b)                                                                         3             136
  CPI Corp.                                                                                     1              16
  CRA International Inc. (b)                                                                    2              87
  Darling International Inc. (b)                                                               12              41
  DiamondCluster International Inc. - Class A (b)                                               5              38
  Dollar Thrifty Automotive Group (b)                                                           5             157
  Educate Inc. (b)                                                                              3              50
  Electro Rent Corp. (b)                                                                        3              37
  Euronet Worldwide Inc. (b)                                                                    6             164
  Exponent Inc. (b)                                                                             1              42
  First Advantage Corp. - Class A (b)                                                           1              18
  First Consulting Group Inc. (b)                                                               2              12
  Flanders Corp. (b)                                                                            2              23
  Forrester Research Inc. (b)                                                                   3              52
  FTI Consulting Inc. (b)                                                                       8             201
  Gartner Inc. - Class A (b)                                                                   10             122
  Geo Group Inc. (b)                                                                            2              53
  Gevity HR Inc.                                                                                5             129
  GSI Commerce Inc. (b)                                                                         5             105
  Heidrick & Struggles International Inc. (b)                                                   3             108
  Hudson Highland Group Inc. (b)                                                                4             112
  Huron Consulting Group Inc. (b)                                                               1              27
  Identix Inc. (b)                                                                             16              73
  Infocrossing Inc. (b) (l)                                                                     3              25
  Infrasource Services Inc. (b)                                                                 2              32
  Interline Brands Inc. (b)                                                                     2              42
  Intersections Inc. (b)                                                                        1              13
  iPayment Inc. (b)                                                                             2              79
  Jackson Hewitt Tax Service Inc.                                                               7             166
  Kelly Services Inc. - Class A                                                                 3              96
  Kforce Inc. (b)                                                                               5              54
  Korn/Ferry International (b)                                                                  6              96
  Labor Ready Inc. (b)                                                                         10             244
  Landauer Inc.                                                                                 1              72
  Learning Tree International Inc. (b)                                                          1              17
  LECG Corp. (b)                                                                                3              62
  Magellan Health Services Inc. (b)                                                             5             164
  MAXIMUS Inc.                                                                                  3             117
  Mcgrath Rentcorp.                                                                             4             111
  Midas Inc. (b)                                                                                3              62
  MoneyGram International Inc.                                                                 15             332
  Monro Muffler Inc. (b)                                                                        2              47
  Morningstar Inc. (b)                                                                          1              46
  MPS Group Inc. (b)                                                                           19             224
  Navigant Consulting Inc. (b)                                                                  9             174
  NCO Group Inc. (b)                                                                            6             124
  Odyssey Marine Exploration Inc. (b)                                                           6              21
  Orthovita Inc. (b)                                                                            7              31
  Parexel International Corp. (b)                                                               5              93
  Phase Forward Inc. (b)                                                                        4              39
  PHH Corp. (b)                                                                                 9             256
  Plexus Corp. (b)                                                                              8             130
  Pre-Paid Legal Services Inc. (l)                                                              2              73
  PRG-Schultz International Inc. (b)                                                            6              18
  Princeton Review Inc. (b)                                                                     2              15
  Providence Services Corp. (b)                                                                 2              54
  QC Holdings Inc. (b) (l)                                                                      1              19
  Quanta Services Inc. (b)                                                                     21             273
  Rent-Way Inc. (b)                                                                             5              33
  Res-Care Inc. (b)                                                                             4              59
  Resources Connection Inc. (b)                                                                 8             250
  Rollins Inc.                                                                                  5              94
  Senomyx Inc. (b)                                                                              4              61
  Source Interlink Cos. Inc. (b)                                                                6              62
  Sourcecorp (b)                                                                                3              64
  Spherion Corp. (b)                                                                           10              78
  Stamps.com Inc. (b)                                                                           3              49
  Startek Inc.                                                                                  2              24
  Stewart Enterprises Inc. - Class A                                                           18             121
  Strayer Education Inc.                                                                        3             253
  TeleTech Holdings Inc. (b)                                                                    6              60
  TNS Inc. (b)                                                                                  2              54
  United Rentals Inc. (b) (l)                                                                  12             244
  Universal Technical Institute Inc. (b)                                                        4             130
  Valassis Communications Inc. (b)                                                              9             349
  Verint Systems Inc. (b)                                                                       2              92
  Vertrue Inc. (b) (l)                                                                          1              46
  Volt Information Sciences Inc. (b)                                                            1              29
  Washington Group International Inc. (b)                                                       5             249
  Watson Wyatt & Co. Holdings                                                                   6             157
  Wright Express Corp. (b)                                                                      7             152
                                                                                                           10,265
Computers - 3.0%
  3D Systems Corp. (b)                                                                          2              46
  Advanced Digital Information Corp. (b)                                                       11             108
  Ansoft Corp. (b)                                                                              1              31
  Anteon International Corp. (b)                                                                5             217
  Brocade Communications Systems Inc. (b)                                                      49             202
  Carreker Corp. (b)                                                                            3              20
  Catapult Communications Corp. (b)                                                             2              31
  Ciber Inc. (b)                                                                                9              66
  Computer Programs & Systems Inc.                                                              1              48
  Compx International Inc.                                                                      -               7
  COMSYS IT Partners Inc. (b)                                                                   1               7
  Covansys Corp. (b)                                                                            5              84
  Cray Inc. (b) (l)                                                                            14              13
  Cyberguard Corp. (b) (l)                                                                      2              19
  Digimarc Corp. (b)                                                                            2              16
  Dot Hill Systems Corp. (b)                                                                    8              51
  Echelon Corp. (b) (l)                                                                         5              50
  Electronics for Imaging (b)                                                                  10             221
  Factset Research Systems Inc.                                                                 6             215
  FalconStor Software Inc. (b) (l)                                                              4              25
  Foundry Networks Inc. (b) (l)                                                                22             284
  Gateway Inc.                                                                                 44             119
  Hutchinson Technology Inc. (b) (l)                                                            4             113
  iGate Corp. (b)                                                                               3              11
  Imation Corp.                                                                                 6             262
  InFocus Corp. (b)                                                                             6              21
  Insight Enterprises Inc. (b)                                                                  9             161
  Integral Systems Inc.                                                                         2              36
  Intergraph Corp. (b)                                                                          6             257
  InterVoice Inc. (b)                                                                           7              67
  Jack Henry & Associates Inc.                                                                 13             257
  Kanbay International Inc. (b)                                                                 4              79
  Komag Inc. (b)                                                                                5             165
  Kronos Inc. (b)                                                                               6             261
  Lexar Media Inc. (b) (l)                                                                     14              93
  Manhattan Associates Inc. (b)                                                                 5             119
  Maxtor Corp. (b)                                                                             45             198
  McData Corp. - Class A (b) (l)                                                               26             134
  Mentor Graphics Corp. (b)                                                                    14             120
  Mercury Computer Systems Inc. (b)                                                             4              97
  Merge Technologies Inc. (b)                                                                   3              53
  Micros Systems Inc. (b)                                                                       7             295
  Mobility Electronics Inc. (b) (l)                                                             5              48
  MTS Systems Corp.                                                                             4             139
  Ness Technologies Inc. (b)                                                                    3              32
  Netscout Systems Inc. (b)                                                                     3              19
  Openwave Systems Inc. (b) (l)                                                                12             220
  Overland Storage Inc. (b)                                                                     2              18
  Palm Inc. (b)                                                                                 8             217
  PAR Technology Corp. (b)                                                                      1              16
  Perot Systems Corp. (b)                                                                      15             206
  Pomeroy IT Solutions Inc. (b)                                                                 1              10
  Quantum Corp. (b)                                                                            32              99
  Radiant Systems Inc. (b)                                                                      4              40
  Radisys Corp. (b)                                                                             4              71
  Rimage Corp. (b)                                                                              2              43
  SI International Inc. (b)                                                                     2              51
  Silicon Storage Technology Inc. (b)                                                          16              88
  Sports Authority Inc. (b)                                                                     5             140
  SRA International Inc. - Class A (b)                                                          1              20
  Stratasys Inc. (b)                                                                            2              53
  SYKES Enterprises Inc. (b)                                                                    5              56
  Synaptics Inc. (b)                                                                            4              78
  Synplicity Inc. (b)                                                                           2              10
  Syntel Inc.                                                                                   1              22
  Systemax Inc. (b)                                                                             2              11
  Talx Corp.                                                                                    3             115
  Tier Technologies Inc. - Class B (b)                                                          3              22
  Tivo Inc. (b) (l)                                                                            10              57
  Trident Microsystems Inc. (b)                                                                 5             144
  Tyler Technologies Inc. (b)                                                                   6              52
  Virage Logic Corp. (b)                                                                        2              18
                                                                                                            6,794
Cosmetics & Personal Care - 0.2%
  Candela Corp. (b)                                                                             3              29
  Chattem Inc. (b)                                                                              3             114
  Elizabeth Arden Inc. (b)                                                                      5             103
  Inter Parfums Inc. (l)                                                                        1              12
  Parlux Fragrances Inc. (b) (l)                                                                1              28
  Revlon Inc. - Class A (b)                                                                    25              81
  Water Pik Technologies Inc. (b)                                                               2              39
                                                                                                              406
Distribution & Wholesale - 1.1%
  Agilysis Inc.                                                                                 5              87
  Aviall Inc. (b)                                                                               6             208
  Beacon Roofing Supply Inc. (b)                                                                3              92
  Bell Microproducts Inc. (b)                                                                   5              50
  BlueLinx Holdings Inc.                                                                        2              28
  Building Material Holding Corp.                                                               2             232
  Central Euro Distribution Corp. (b)                                                           2             100
  Handleman Co.                                                                                 4              48
  Hughes Supply Inc.                                                                           12             383
  LKQ Corp. (b)                                                                                 3              79
  Navarre Corp. (b) (l)                                                                         3              19
  Nuco2 Inc. (b)                                                                                2              47
  Owens & Minor Inc.                                                                            7             207
  Scansource Inc. (b)                                                                           2             112
  United Stationers Inc. (b)                                                                    6             280
  Watsco Inc.                                                                                   4             202
  WESCO International Inc. (b)                                                                  6             200
                                                                                                            2,374
Diversified Financial Services - 2.2%
  Advanta Corp. - Class B                                                                       3              96
  Archipelago Holdings Inc. (b) (l)                                                             5             209
  Asset Acceptance Capital Corp. (b)                                                            2              51
  Asta Funding Inc.                                                                             2              54
  Bankrate Inc. (b)                                                                             2              44
  BKF Capital Group Inc.                                                                        1              34
  Calamos Asset Management Inc.                                                                 4             102
  Central Pacific Financial Corp.                                                               6             197
  CharterMac                                                                                    7             152
  Clark Inc.                                                                                    3              43
  Cohen & Steers Inc.                                                                           2              32
  Collegiate Funding Services LLC (b)                                                           3              37
  Columbia Equity Trust Inc. (b)                                                                2              26
  Commercial Capital Bancorp.                                                                   8             129
  CompuCredit Corp. (b)                                                                         4             160
  Doral Financial Corp.                                                                        16             206
  E-loan Inc. (b)                                                                               9              39
  Encore Capital Group Inc. (b)                                                                 3              45
  eSpeed Inc. - Class A (b)                                                                     4              31
  Federal Agricultural Mortgage Corp. - Class C (l)                                             2              44
  Financial Federal Corp.                                                                       3             126
  First Cash Financial Services Inc. (b)                                                        2              63
  First Defiance Financial Corp.                                                                1              26
  GAMCO Investors Inc.                                                                          1              55
  GFI Group Inc. (b)                                                                            1              40
  Greenhill & Co. Inc. (l)                                                                      2              85
  Horizon Financial Corp.                                                                       2              39
  II-VI Inc. (b)                                                                                4              67
  International Securities Exchange Inc. - Class A (b)                                          2              45
  Investment Technology Group Inc. (b)                                                          7             217
  ITLA Capital Corp. (b)                                                                        1              52
  Knight Capital Group Inc. (b)                                                                19             162
  LaBranche & Co. Inc. (b) (l)                                                                  9              78
  Ladenburg Thalmann Financial Services Inc. (b)                                                1               1
  Marlin Business Services Inc. (b)                                                             1              33
  MBT Financial Corp.                                                                           2              46
  Metris Cos. Inc. (b)                                                                         11             158
  Nasdaq Stock Market Inc. (b)                                                                  8             209
  National Financial Partners Corp.                                                             6             290
  Nelnet Inc. - Class A (b)                                                                     1              29
  Newcastle Investment Corp.                                                                    8             217
  optionsXpress Holdings Inc. (l)                                                               3              65
  Piper Jaffray Cos. (b)                                                                        4             110
  Portfolio Recovery Associates Inc. (b)                                                        3             121
  Provident Financial Services Inc.                                                            13             228
  Sound Federal Bancorp. Inc.                                                                   2              30
  Stifel Financial Corp. (b)                                                                    2              58
  SWS Group Inc.                                                                                3              46
  United PanAm Financial Corp. (b)                                                              1              19
  Viad Corp.                                                                                    4             104
  Waddell & Reed Financial Inc. - Class A                                                      14             269
  World Acceptance Corp. (b)                                                                    3              82
                                                                                                            4,900
Electric - 1.6%
  Allete Inc.                                                                                   5             213
  Aquila Inc. (b)                                                                              67             264
  Avista Corp.                                                                                  9             173
  Black Hills Inc.                                                                              6             251
  Calpine Corp. (b) (l)                                                                        96             248
  Central Vermont Public Service Corp.                                                          2              33
  CH Energy Group Inc.                                                                          3             131
  Cleco Corp.                                                                                   9             217
  Duquesne Light Holdings Inc. (l)                                                             14             243
  El Paso Electric Co. (b)                                                                      8             177
  Empire District Electric Co.                                                                  5             107
  Idacorp Inc.                                                                                  7             226
  MGE Energy Inc.                                                                               4             134
  NorthWestern Corp.                                                                            7             198
  Ormat Technologies Inc.                                                                       1              27
  Otter Tail Corp.                                                                              5             155
  Pike Electric Corp. (b)                                                                       2              35
  Sierra Pacific Resources (b)                                                                 21             310
  UIL Holdings Corp.                                                                            3             131
  Unisource Energy Corp.                                                                        6             204
                                                                                                            3,477
Electrical Components & Equipment - 0.9%
  Advanced Energy Industries Inc. (b)                                                           5              56
  American Superconductor Corp. (b) (l)                                                         6              60
  Artesyn Technologies Inc.                                                                     7              68
  C&D Technologies Inc.                                                                         4              38
  C-COR Inc. (b)                                                                                9              62
  Ceva Inc. (b)                                                                                 2               9
  Color Kinetics Inc (b)                                                                        3              42
  CommScope Inc. (b)                                                                           10             175
  Cyberoptics Corp. (b)                                                                         1              15
  Encore Wire Corp. (b)                                                                         3              45
  Energy Conversion Devices Inc. (b) (l)                                                        4             177
  EnerSys (b)                                                                                   8             119
  General Cable Corp. (b) (l)                                                                   7             120
  GrafTech International Ltd. (b)                                                              18             100
  Greatbatch Inc. (b)                                                                           4             100
  ITC Holdings Corp.                                                                            2              56
  Littelfuse Inc. (b)                                                                           4             118
  Medis Technologies Ltd. (b) (l)                                                               3              46
  Metrologic Instruments Inc. (b)                                                               2              34
  Plug Power Inc. (b) (l)                                                                       8              55
  Powell Industries Inc. (b)                                                                    1              26
  Power-One Inc. (b)                                                                           12              69
  Research Frontiers Inc. (b) (l)                                                               1               4
  Sonic Solutions Inc. (b) (l)                                                                  4              89
  Spatialight Inc. (b) (l)                                                                      4              15
  Superior Essex Inc. (b)                                                                       3              53
  Sypris Solutions Inc.                                                                         1              11
  Taser International Inc. (b) (l)                                                             10              64
  Thomas & Betts Corp. (b)                                                                      1              24
  Universal Display Corp. (b) (l)                                                               4              43
  Valence Technology Inc. (b) (l)                                                              10              26
  Vicor Corp.                                                                                   4              53
                                                                                                            1,972
Electronics - 1.9%
  Advanced Analogic Technologies Inc. (b)                                                       1              13
  American Science & Engineering Inc. (b)                                                       1              92
  Analogic Corp.                                                                                3             129
  Badger Meter Inc.                                                                             1              38
  BEI Technologies Inc.                                                                         2              75
  Bel Fuse Inc. - Class B                                                                       2              70
  Benchmark Electronics Inc. (b)                                                                7             223
  Brady Corp. - Class A                                                                         7             226
  Checkpoint Systems Inc. (b)                                                                   7             157
  Coherent Inc. (b)                                                                             5             160
  CTS Corp.                                                                                     6              75
  Cubic Corp.                                                                                   3              49
  Cymer Inc. (b)                                                                                7             208
  Daktronics Inc.                                                                               2              58
  Dionex Corp. (b)                                                                              4             203
  EDO Corp                                                                                      3              83
  Electro Scientific Industries Inc. (b)                                                        5             111
  Excel Technology Inc. (b)                                                                     2              57
  Fargo Electronics Inc. (b)                                                                    2              38
  FEI Co. (b) (l)                                                                               4              78
  Integrated Silicon Solutions Inc. (b)                                                         7              58
  International DisplayWorks Inc. (b) (l)                                                       4              25
  Ionatron Inc. (b) (l)                                                                         3              33
  Itron Inc. (b)                                                                                4             195
  Keithley Instruments Inc.                                                                     2              26
  Kemet Corp. (b)                                                                              16             136
  LaBarge Inc (b)                                                                               2              22
  LeCroy Corp. (b)                                                                              1              18
  LoJack Corp. (b)                                                                              3              61
  Measurement Specialties Inc. (b)                                                              2              42
  Methode Electronics Inc.                                                                      6              73
  Molecular Devices Corp. (b)                                                                   3              64
  Multi-Fineline Electronix Inc. (b)                                                            2              44
  OSI Systems Inc. (b)                                                                          3              48
  Park Electrochemical Corp.                                                                    3              91
  Paxar Corp. (b)                                                                               7             111
  Photon Dynamics Inc. (b)                                                                      3              53
  Pixelworks Inc. (b)                                                                           8              55
  Rogers Corp. (b)                                                                              3             114
  SBS Technologies Inc. (b)                                                                     2              22
  Technitrol Inc.                                                                               7             109
  TTM Technologies Inc. (b)                                                                     7              48
  Varian Inc. (b)                                                                               6             214
  Vishay Intertechnology Inc. (b)                                                               3              32
  Watts Water Technologies Inc.                                                                 4             123
  Woodhead Industries Inc.                                                                      2              30
  Woodward Governor Co.                                                                         2             149
  X-Rite Inc.                                                                                   3              40
                                                                                                            4,179
Engineering & Construction - 0.7%
  Dycom Industries Inc. (b)                                                                     9             182
  EMCOR Group Inc. (b)                                                                          3             158
  Granite Construction Inc.                                                                     6             237
  Insituform Technologies Inc. - Class A (b)                                                    4              77
  Layne Christensen Co. (b)                                                                     2              35
  Modtech Holdings Inc. (b) (l)                                                                 1               7
  Perini Corp. (b)                                                                              3              60
  Shaw Group Inc. (b)                                                                          14             350
  URS Corp. (b)                                                                                 7             300
  WCI Communities Inc. (b)                                                                      6             175
                                                                                                            1,581
Entertainment - 0.8%
  Argosy Gaming Co. (b)                                                                         5             212
  Carmike Cinemas Inc.                                                                          2              51
  Championship Auto Racing Teams Inc. (b)                                                       1               -
  Churchill Downs Inc.                                                                          1              45
  Dover Downs Gaming & Entertainment Inc.                                                       2              21
  Dover Motorsports Inc.                                                                        3              17
  Empire Resorts Inc. (b) (l)                                                                   1               6
  Gaylord Entertainment Co. (b)                                                                 7             339
  Isle of Capri Casinos Inc. (b)                                                                3              55
  Lin Tv Corp. (b)                                                                              5              66
  Macrovision Corp. (b)                                                                         9             171
  Magna Entertainment Corp. (b)                                                                 6              43
  Mikohn Gaming Corp. (b)                                                                       4              52
  Multimedia Games Inc. (b) (l)                                                                 4              43
  Pinnacle Entertainment Inc. (b)                                                               7             133
  Six Flags Inc. (b) (l)                                                                       17             120
  Speedway Motorsports Inc.                                                                     3             100
  Steinway Musical Instruments (b)                                                              1              29
  Sunterra Corp. (b) (l)                                                                        4              51
  Vail Resorts Inc. (b)                                                                         6             164
                                                                                                            1,718
Environmental Control - 0.5%
  Aleris International Inc. (b)                                                                 6             157
  American Ecology Corp.                                                                        2              48
  Calgon Carbon Corp.                                                                           6              45
  Casella Waste Systems Inc. (b)                                                                4              48
  Clean Harbors Inc (b) (l)                                                                     3              88
  Duratek Inc. (b)                                                                              2              44
  Mine Safety Appliances Co.                                                                    5             205
  Tetra Tech Inc. (b)                                                                          10             166
  Waste Connections Inc. (b)                                                                    9             299
  Waste Industries USA Inc.                                                                     1               8
  Waste Services Inc. (b)                                                                      11              40
                                                                                                            1,148
Food - 1.8%
  American Italian Pasta Co. (l)                                                                3              36
  Arden Group Inc. - Class A                                                                    -              19
  Chiquita Brands International Inc.                                                            7             207
  CKE Restaurants Inc (l)                                                                      11             145
  Corn Products International Inc.                                                             13             269
  Flowers Foods Inc.                                                                            9             243
  Gold Kist Inc. (b)                                                                            9             179
  Great Atlantic & Pacific Tea Co. (b)                                                          3              85
  Green Mountain Coffee Roasters Inc. (b)                                                       1              26
  Hain Celestial Group Inc. (b)                                                                 5             102
  Ingles Markets Inc. - Class A                                                                 2              33
  J&J Snack Foods Corp.                                                                         1              59
  John B. Sanfilippo & SON (b)                                                                  1              16
  Lance Inc.                                                                                    5              94
  M&F Worldwide Corp. (b)                                                                       2              36
  Mannatech Inc. (l)                                                                            3              35
  MGP Ingredients Inc.                                                                          1              13
  Monterey Gourmet Foods Inc. (b)                                                               1               5
  Nash Finch Co.                                                                                2             102
  Nutraceutical International Corp. (b)                                                         1              17
  Nutri/System Inc. (b) (l)                                                                     4              95
  Pathmark Stores Inc. (b)                                                                      8              90
  Performance Food Group Co. (b)                                                                8             266
  Premium Standard Farms Inc. (b)                                                               1              16
  Ralcorp Holdings Inc.                                                                         5             221
  Red Robin Gourmet Burgers Inc. (b)                                                            3             116
  Ruddick Corp.                                                                                 6             146
  Ruth's Chris Steak House (b)                                                                  2              32
  Ryan's Restaurant Group Inc. (b)                                                              7              87
  Sanderson Farms Inc.                                                                          3             114
  Seaboard Corp.                                                                                -              88
  Sensient Technologies Corp.                                                                   8             155
  Spartan Stores Inc. (b)                                                                       4              37
  Texas Roadhouse Inc. - Class A (b)                                                            7             107
  Tootsie Roll Industries Inc.                                                                  4             136
  Triarc Cos. Inc. - Class B (l)                                                                7             100
  United Natural Foods Inc. (b)                                                                 7             257
  Weis Markets Inc.                                                                             3             103
  Wild Oats Markets Inc. (b)                                                                    5              65
                                                                                                            3,952
Forest Products & Paper - 0.7%
  Bowater Inc.                                                                                 10             280
  Buckeye Technologies Inc. (b)                                                                 6              50
  Caraustar Industries Inc. (b)                                                                 5              52
  Cenveo Inc. (b)                                                                               8              87
  Chesapeake Corp.                                                                              3              59
  Deltic Timber Corp.                                                                           2              78
  Glatfelter                                                                                    8             106
  Longview Fibre Co.                                                                            9             173
  Mercer International Inc. (b) (l)                                                             5              45
  Neenah Paper Inc.                                                                             3              74
  Potlatch Corp.                                                                                5             269
  Rock-Tenn Co. - Class A                                                                       6              85
  Schweitzer-Mauduit International Inc.                                                         2              55
  Wausau Paper Corp.                                                                            8              97
  Xerium Technologies Inc.                                                                      2              26
                                                                                                            1,536
Gas - 0.8%
  Cascade Natural Gas Corp.                                                                     2              45
  Laclede Group Inc.                                                                            4             117
  New Jersey Resources Corp.                                                                    5             225
  Nicor Inc. (l)                                                                                8             337
  Northwest Natural Gas Co.                                                                     5             182
  Peoples Energy Corp.                                                                          7             265
  South Jersey Industries Inc.                                                                  5             151
  Southern Union Co. (b)                                                                        -               -
  Southwest Gas Corp.                                                                           7             190
  WGL Holdings Inc.                                                                             9             286
                                                                                                            1,798
Hand & Machine Tools - 0.5%
  Baldor Electric Co.                                                                           6             156
  Blount International Inc. (b)                                                                 5              90
  Franklin Electric Co. Inc.                                                                    4             170
  Kennametal Inc.                                                                               7             331
  Lincoln Electric Holdings Inc.                                                                7             257
  Milacron Inc. (b)                                                                             6              11
  Regal-Beloit Corp.                                                                            4             139
                                                                                                            1,154
Healthcare - 5.4%
  Abiomed Inc. (b)                                                                              4              36
  Adeza Biomedical Corp. (b)                                                                    1              12
  Advanced Neuromodulation Systems Inc. (b) (l)                                                 3             164
  Advisory Board Co. (b)                                                                        3             178
  Align Technology Inc. (b) (l)                                                                11              75
  Alliance Imaging Inc. (b)                                                                     2              17
  Allied Healthcare International Inc. (b)                                                      5              29
  Amedisys Inc. (b) (l)                                                                         3             103
  America Service Group Inc. (b)                                                                2              28
  American Dental Partners Inc. (b)                                                             1              48
  American Healthways Inc. (b)                                                                  6             256
  American Medical Systems Holdings Inc. (b)                                                   13             254
  American Retirement Corp. (b)                                                                 5              89
  Amsurg Corp. (b)                                                                              5             141
  Angiodynamics Inc. (b)                                                                        -              10
  Animas Corp. (b)                                                                              2              33
  Apria Healthcare Group Inc.                                                                   9             275
  Arrow International Inc.                                                                      4             107
  Arthrocare Corp. (b)                                                                          4             168
  Aspect Medical Systems Inc. (b)                                                               3              80
  Beverly Enterprises Inc. (b) (l)                                                             20             245
  Biolase Technology Inc. (l)                                                                   3              21
  Bio-Reference Labs Inc. (b)                                                                   2              38
  Caliper Life Sciences Inc. (b)                                                                5              33
  Cantel Medical Corp. (b)                                                                      2              41
  Cardiodynamics International Corp. (b) (l)                                                    5               7
  Centene Corp. (b)                                                                             7             186
  Cepheid Inc. (b)                                                                              8              62
  Chemed Corp.                                                                                  5             195
  Conmed Corp. (b)                                                                              5             152
  Cross Country Healthcare Inc. (b)                                                             6             102
  Cyberonics Inc. (b)                                                                           4             113
  Datascope Corp.                                                                               2              70
  DexCom Inc. (b)                                                                               1               9
  Diagnostic Products Corp.                                                                     4             221
  Discovery Laboratories Inc. (b)                                                              10              63
  DJ Orthopedics Inc. (b)                                                                       4             105
  EPIX Pharmaceuticals Inc. (b)                                                                 3              26
  ev3 Inc. (b)                                                                                  1              22
  Exactech Inc. (b)                                                                             1              13
  Foxhollow Technologies Inc. (b) (l)                                                           2             113
  Genesis HealthCare Corp. (b)                                                                  4             149
  Gentiva Health Services Inc. (b)                                                              4              76
  Haemonetics Corp. (b)                                                                         5             227
  Healthcare Services Group                                                                     5              88
  HealthTronics Inc. (b)                                                                        6              58
  Hologic Inc. (b)                                                                              4             225
  Hooper Holmes Inc.                                                                           11              44
  Horizon Health Corp. (b)                                                                      2              49
  ICU Medical Inc. (b)                                                                          2              66
  Immucor Inc. (b)                                                                              8             228
  Intralase Corp. (b) (l)                                                                       2              33
  Intuitive Surgical Inc. (b)                                                                   6             451
  Invacare Corp.                                                                                6             233
  Inverness Medical Innovations Inc. (b)                                                        3              87
  IRIS International Inc. (b)                                                                   3              52
  Kensey Nash Corp. (b) (l)                                                                     2              47
  Kindred Healthcare Inc. (b)                                                                   5             152
  Kyphon Inc. (b)                                                                               5             233
  LabOne Inc. (b)                                                                               3             131
  Lannett Co. Inc. (b)                                                                          1               4
  Laserscope (b) (l)                                                                            3              94
  Lifeline Systems Inc. (b)                                                                     2              79
  Luminex Corp. (b)                                                                             5              50
  Matria Healthcare Inc. (b)                                                                    3             130
  Medcath Corp. (b)                                                                             1              30
  Mentor Corp.                                                                                  6             316
  Merit Medical Systems Inc. (b)                                                                5              90
  Micro Therapeutics Inc. (b)                                                                   2              12
  Microtek Medical Holdings Inc. (b)                                                            6              22
  Molina Healthcare Inc. (b)                                                                    2              50
  Nastech Pharmaceutical Co. Inc. (b)                                                           4              54
  National Healthcare Corp.                                                                     1              39
  Neoforma Inc. (b) (l)                                                                         2              14
  Neurometrix Inc. (b)                                                                          1              29
  Novoste Corp. (b)                                                                             1               1
  Nuvelo Inc. (b)                                                                               8              74
  OCA Inc. (b) (l)                                                                              6              10
  OccuLogix Inc. (b) (l)                                                                        2              13
  Odyssey HealthCare Inc. (b)                                                                   6             103
  Omega Healthcare Investors Inc.                                                               9             127
  Option Care Inc. (l)                                                                          4              60
  OraSure Technologies Inc. (b)                                                                 8              80
  Orthologic Corp. (b)                                                                          6              22
  PainCare Holdings Inc. (b)                                                                    7              25
  Pediatrix Medical Group Inc. (b)                                                              4             312
  PolyMedica Corp.                                                                              5             179
  PRA International (b)                                                                         2              57
  PSS World Medical Inc. (b)                                                                   11             151
  Psychiatric Solutions Inc. (b)                                                                4             236
  Quality Systems Inc. (b)                                                                      1              97
  Quest Diagnostics Inc.                                                                        -               2
  Radiation Therapy Services Inc. (b)                                                           2              60
  Radiologix Inc. (b)                                                                           1               2
  RehabCare Group Inc. (b)                                                                      3              58
  Serologicals Corp. (b)                                                                        6             146
  Somanetics Corp (b)                                                                           1              33
  SonoSite Inc. (b)                                                                             3              86
  Specialty Laboratories Inc. (b)                                                               1              17
  Stereotaxis Inc. (b)                                                                          2              18
  STERIS Corp.                                                                                 13             300
  Sunrise Senior Living Inc. (b)                                                                3             203
  Surmodics Inc. (b) (l)                                                                        3             100
  Sybron Dental Specialties Inc. (b)                                                            7             303
  Symbion Inc. (b)                                                                              3              77
  Symmetry Medical Inc. (b)                                                                     1              34
  ThermoGenesis Corp. (b)                                                                       7              37
  Thoratec Corp. (b)                                                                            9             153
  TriPath Imaging Inc. (b)                                                                      5              33
  United Surgical Partners International Inc. (b)                                               8             300
  US Physical Therapy Inc. (b)                                                                  2              28
  USANA Health Sciences Inc. (b) (l)                                                            2              87
  Ventana Medical Systems Inc. (b)                                                              6             217
  Virbac Corp. (b)                                                                              1               2
  VistaCare Inc. - Class A (b)                                                                  2              26
  Vital Images Inc. (b)                                                                         2              55
  Vital Signs Inc.                                                                              1              39
  Vivus Inc. (b)                                                                                4              16
  Vnus Medical Technologies Inc. (b) (l)                                                        1               9
  WellCare Health Plans Inc. (b)                                                                3             118
  West Pharmaceutical Services Inc.                                                             6             165
  Wright Medical Group Inc. (b)                                                                 5             122
  Young Innovations Inc                                                                         1              33
  Zila Inc. (b)                                                                                 8              28
  Zoll Medical Corp. (b)                                                                        1              39
                                                                                                           12,075
Holding Companies - Diversified - 0.6%
  Accredited Home Lenders Holding Co. (b)                                                       3             110
  BancTrust Financial Group Inc.                                                                1              26
  DeVry Inc. (b)                                                                               11             204
  Heritage Commerce Corp. (b)                                                                   2              44
  MarketAxess Holdings Inc. (b) (l)                                                             4              56
  NASB Financial Inc.                                                                           -              16
  National Bankshares Inc.                                                                      -              21
  Penns Woods Bancorp Inc.                                                                      -              16
  Provident Financial Holdings Inc.                                                             1              26
  Resource America Inc. - Class A                                                               3              47
  Sanders Morris Harris Group Inc.                                                              3              44
  Texas Capital Bancshares Inc. (b)                                                             4              80
  Trustmark Corp.                                                                               8             234
  Walter Industries Inc.                                                                        6             315
                                                                                                            1,239
Home Builders - 0.6%
  Brookfield Homes Corp.                                                                        3             145
  Champion Enterprises Inc. (b)                                                                13             196
  Coachmen Industries Inc.                                                                      2              25
  Comstock Homebuilding Cos. Inc. (b)                                                           1              16
  Fleetwood Enterprises Inc. (b)                                                               10             117
  Levitt Corp. - Class A                                                                        3              62
  M/I Homes Inc.                                                                                2             121
  Monaco Coach Corp.                                                                            4              66
  Orleans Homebuilders Inc.                                                                     1              21
  Palm Harbor Homes Inc. (b) (l)                                                                1              28
  Skyline Corp.                                                                                 1              47
  Technical Olympic USA Inc.                                                                    2              65
  USG Corp. (b) (l)                                                                             -              30
  William Lyon Homes Inc. (b) (l)                                                               1             119
  Winnebago Industries (l)                                                                      6             178
                                                                                                            1,236
Home Furnishings - 0.5%
  American Woodmark Corp.                                                                       2              74
  Bassett Furniture Industries Inc.                                                             2              32
  DTS Inc. (b)                                                                                  3              57
  Ethan Allen Interiors Inc.                                                                    6             201
  Furniture Brands International Inc.                                                           9             163
  Hooker Furniture Corp.                                                                        2              29
  Kimball International Inc. - Class B                                                          4              50
  Kirkland's Inc. (b)                                                                           2              12
  La-Z-Boy Inc. (l)                                                                             9             122
  Maytag Corp.                                                                                 14             249
  Parkervision Inc. (b) (l)                                                                     1               4
  Salton Inc. (b) (l)                                                                           -               1
  Stanley Furniture Co. Inc.                                                                    3              66
  Tempur-Pedic International Inc. (b) (l)                                                       1              10
  Universal Electronics Inc. (b)                                                                2              38
                                                                                                            1,108
Household Products - 0.9%
  American Greetings Corp.                                                                      1              21
  Blyth Inc.                                                                                    5             107
  Central Garden & Pet Co. (b)                                                                  3             155
  CNS Inc.                                                                                      2              63
  CSS Industries Inc.                                                                           1              36
  Ennis Inc.                                                                                    4              71
  Fossil Inc. (b)                                                                               9             162
  Jarden Corp. (b) (l)                                                                         10             396
  John H Harland Co.                                                                            5             224
  Libbey Inc.                                                                                   2              35
  Lifetime Brands Inc.                                                                          1              35
  National Presto Industries Inc.                                                               1              38
  Playtex Products Inc. (b)                                                                     7              76
  Russ Berrie & Co. Inc.                                                                        2              28
  Standard Register Co.                                                                         3              44
  Toro Co.                                                                                      -              17
  Tupperware Corp.                                                                              9             215
  Yankee Candle Co. Inc.                                                                        8             203
                                                                                                            1,926
Insurance - 2.4%
  21st Century Insurance Group                                                                  6              98
  Affirmative Insurance Holdings Inc.                                                           1              20
  Alfa Corp.                                                                                    6              98
  American Equity Investment Life Holding Co.                                                   5              62
  American Physicians Capital Inc. (b)                                                          1              70
  Argonaut Group Inc. (b)                                                                       5             141
  Baldwin & Lyons Inc. - Class B                                                                1              33
  Bristol West Holdings Inc.                                                                    3              51
  Ceres Group Inc. (b)                                                                          7              37
  Citizens Inc. (b)                                                                             5              31
  CNA Surety Corp. (b)                                                                          3              41
  Crawford & Co. - Class B                                                                      4              31
  Delphi Financial Group                                                                        5             232
  Direct General Corp.                                                                          3              57
  Donegal Group Inc.                                                                            1              30
  EMC Insurance Group Inc.                                                                      1              16
  Enstar Group Inc. (b)                                                                         1              36
  FBL Financial Group Inc. - Class A                                                            3              75
  Fidelity National Financial Inc.                                                              -               3
  First Acceptance Corp. (b)                                                                    3              31
  FPIC Insurance Group Inc. (b)                                                                 2              62
  Fremont General Corp.                                                                        12             251
  Great American Financial Resource Inc.                                                        2              32
  Harleysville Group Inc.                                                                       2              52
  HealthExtras Inc. (b)                                                                         4              83
  Hilb Rogal & Hobbs Co.                                                                        6             213
  Horace Mann Educators Corp.                                                                   8             157
  Independence Holding Co.                                                                      1              11
  Infinity Property & Casualty Corp.                                                            4             129
  Kansas City Life Insurance Co.                                                                1              31
  KMG America Corp. (b)                                                                         4              32
  LandAmerica Financial Group Inc.                                                              3             208
  Midland Co.                                                                                   2              66
  National Interstate Corp. (b)                                                                 1              13
  National Western Life Insurance Co. (b)                                                       -              78
  Navigators Group Inc. (b)                                                                     2              65
  Odyssey Re Holdings Corp. (l)                                                                 2              50
  Ohio Casualty Corp.                                                                          11             301
  Phoenix Cos. Inc. (l)                                                                        17             206
  Pico Holdings Inc. (b)                                                                        1              51
  PMA Capital Corp. (b)                                                                         6              51
  Presidential Life Corp.                                                                       4              64
  ProAssurance Corp. (b)                                                                        5             239
  RLI Corp.                                                                                     4             186
  Safety Insurance Group Inc.                                                                   2              81
  SeaBright Insurance Holdings Inc. (b)                                                         1              17
  Selective Insurance Group                                                                     5             253
  State Auto Financial Corp.                                                                    2              78
  Stewart Information Services Corp.                                                            3             154
  Tower Group Inc.                                                                              3              48
  Triad Guaranty Inc. (b)                                                                       2              59
  UICI                                                                                          6             229
  United America Indemnity Ltd. (b)                                                             1              20
  United Fire & Casualty Co.                                                                    3             119
  Universal American Financial Corp. (b)                                                        5             102
  USI Holdings Corp. (b)                                                                        8             107
  Vesta Insurance Group Inc.                                                                    5              10
  Zenith National Insurance Corp.                                                               3             184
                                                                                                            5,285
Internet - 2.8%
  1-800 Contacts Inc. (b)                                                                       1              21
  1-800-Flowers.com Inc. (b)                                                                    3              24
  Alloy Inc. (b) (l)                                                                            5              24
  Applied Digital Solutions Inc. (b) (l)                                                        8              23
  aQuantive Inc. (b)                                                                           10             203
  Arbinet-thexchange Inc. (b)                                                                   2              11
  Ariba Inc. (b)                                                                               11              65
  Audible Inc. (b) (l)                                                                          4              51
  Autobytel Inc. (b)                                                                            8              39
  Avocent Corp. (b)                                                                             9             286
  Blue Coat Systems Inc. (b)                                                                    2              85
  Click Commerce Inc. (b)                                                                       1              24
  CNET Networks Inc. (b) (l)                                                                   24             319
  Cogent Communications Group Inc. (b)                                                          2               9
  Corillian Corp. (b)                                                                           5              16
  Cybersource Corp. (b)                                                                         4              27
  Digital Insight Corp. (b)                                                                     6             160
  Digital River Inc. (b) (l)                                                                    6             212
  Digitas Inc. (b)                                                                             16             187
  eCollege.com Inc. (b)                                                                         3              49
  Equinix Inc. (b)                                                                              3             110
  eResearch Technology Inc. (b) (l)                                                             9             122
  Harris Interactive Inc. (b)                                                                   8              35
  Homestore Inc. (b)                                                                           25             109
  Infospace Inc. (b)                                                                            6             135
  Intermix Media Inc. (b)                                                                       5              59
  Internet Capital Group Inc. (b)                                                               6              57
  Internet Security Systems (b)                                                                 7             162
  Interwoven Inc. (b)                                                                           7              60
  Ipass Inc. (b)                                                                                9              50
  iVillage Inc. (b)                                                                             8              57
  j2 Global Communications Inc. (b)                                                             4             171
  Jupitermedia Corp. (b)                                                                        3              57
  Keynote Systems Inc. (b)                                                                      2              31
  Lionbridge Technologies (b)                                                                   7              48
  Matrixone Inc (b)                                                                            10              55
  Motive Inc. (b)                                                                               4              24
  Netbank Inc.                                                                                  8              69
  NetFlix Inc. (b) (l)                                                                          6             163
  Netratings Inc. (b)                                                                           3              41
  NIC Inc. (b)                                                                                  6              36
  Online Resources Corp. (b)                                                                    4              38
  Overstock.com Inc. (b) (l)                                                                    2              79
  PC-Tel Inc. (b)                                                                               3              30
  PlanetOut Inc. (b)                                                                            1               8
  Portal Software Inc. (b)                                                                      5              13
  Priceline.com Inc. (b) (l)                                                                    5              87
  ProQuest Co. (b)                                                                              5             164
  RealNetworks Inc. (b)                                                                        20             112
  Redback Networks Inc. (b)                                                                     7              71
  RightNow Technologies Inc. (b)                                                                2              27
  RSA Security Inc. (b)                                                                        13             162
  S1 Corp. (b)                                                                                 13              49
  Sapient Corp. (b)                                                                            14              87
  Secure Computing Corp. (b)                                                                    6              73
  Sohu.com Inc. (b)                                                                             4              73
  SonicWALL Inc. (b)                                                                           10              65
  SupportSoft Inc. (b)                                                                          6              28
  Terremark Worldwide Inc. (b)                                                                  7              32
  TIBCO Software Inc. (b)                                                                      38             320
  Travelzoo Inc. (b) (l)                                                                        1              13
  Trizetto Group Inc. (b)                                                                       7             102
  United Online Inc.                                                                           10             145
  Valueclick Inc. (b)                                                                          15             261
  Vasco Data Security International (b) (l)                                                     4              40
  Verity Inc. (b)                                                                               6              67
  Vignette Corp. (b)                                                                            5              77
  Vitria Technology Inc. (b)                                                                    2               6
  WebEx Communications Inc. (b)                                                                 6             144
  webMethods Inc. (b)                                                                          10              69
  Websense Inc. (b)                                                                             4             217
  WebSideStory Inc. (b)                                                                         2              30
                                                                                                            6,175
Investment Companies - 0.3%
  Apollo Investment Corp.                                                                      11             219
  Ares Capital Corp.                                                                            4              65
  Capital Southwest Corp.                                                                       -              34
  Gladstone Capital Corp. (l)                                                                   2              48
  Gladstone Investment Corp.                                                                    2              33
  Harris & Harris Group Inc. (b)                                                                3              31
  MCG Capital Corp.                                                                             9             148
  NGP Capital Resources Co.                                                                     3              42
  Technology Investment Capital Corp. (l)                                                       2              25
                                                                                                              645
Iron & Steel - 0.9%
  AK Steel Holding Corp. (b) (l)                                                               20             169
  Carpenter Technology Corp.                                                                    4             256
  Cleveland-Cliffs Inc. (l)                                                                     4             347
  Gibraltar Industries Inc.                                                                     4              99
  Global Industries Ltd. (b)                                                                   15             218
  Oregon Steel Mills Inc. (b)                                                                   6             169
  Reliance Steel & Aluminum Co.                                                                 5             270
  Roanoke Electric Steel Corp.                                                                  2              33
  Ryerson Tull Inc. (l)                                                                         5              99
  Schnitzer Steel Industries Inc. - Class A                                                     4             128
  Steel Dynamics Inc.                                                                           7             244
                                                                                                            2,032
Leisure Time - 0.6%
  Alliance Gaming Corp. (b) (l)                                                                 9              99
  Ambassadors Group Inc.                                                                        3              60
  Ambassadors International Inc.                                                                -               7
  Arctic Cat Inc.                                                                               2              45
  Bluegreen Corp. (b)                                                                           4              62
  Callaway Golf Co.                                                                            14             205
  Escalade Inc.                                                                                 1              16
  K2 Inc. (b)                                                                                   8              93
  Life Time Fitness Inc. (b)                                                                    4             132
  Marine Products Corp.                                                                         2              23
  Nautilus Inc. (l)                                                                             6             136
  Pegasus Solutions Inc. (b)                                                                    4              36
  Shuffle Master Inc. (b) (l)                                                                   6             167
  Thor Industries                                                                               6             205
  WMS Industries Inc. (b) (l)                                                                   4             102
                                                                                                            1,388
Lodging - 0.4%
  Ameristar Casinos Inc.                                                                        4              87
  Aztar Corp. (b)                                                                               6             191
  Boyd Gaming Corp.                                                                             -              16
  Great Wolf Resorts Inc. (b)                                                                   5              47
  Highland Hospitality Corp.                                                                    7              74
  La Quinta Corp. (b)                                                                          36             314
  Lodgian Inc. (b)                                                                              3              33
  Marcus Corp.                                                                                  4              78
  Monarch Casino & Resort Inc. (b)                                                              2              30
  MTR Gaming Group Inc. (b)                                                                     4              34
  Riviera Holdings Corp. (b)                                                                    1              32
                                                                                                              936
Machinery - 2.0%
  AGCO Corp. (b)                                                                               16             292
  Alamo Group Inc.                                                                              1              10
  Albany International Corp.                                                                    5             194
  Applied Industrial Tech Inc.                                                                  6             199
  Astec Industries Inc. (b)                                                                     3              76
  Briggs & Stratton Corp.                                                                       9             316
  Bucyrus International Inc. - Class A                                                          4             185
  Cascade Corp.                                                                                 2              99
  Cognex Corp.                                                                                  8             227
  Flowserve Corp. (b)                                                                          10             358
  Gardner Denver Inc. (b)                                                                       5             207
  Gehl Co. (b)                                                                                  2              52
  Global Power Equipment Group Inc. (b)                                                         6              42
  Gorman-Rupp Co.                                                                               2              41
  IDEX Corp. (l)                                                                                1              22
  Intevac Inc. (b)                                                                              4              41
  JLG Industries Inc.                                                                           9             331
  Kadant Inc. (b)                                                                               3              52
  Lindsay Manufacturing Co.                                                                     2              48
  Manitowoc Co.                                                                                 5             268
  Middleby Corp.                                                                                1              67
  NACCO Industries Inc. - Class A                                                               1             107
  Nordson Corp.                                                                                 5             196
  Presstek Inc. (b)                                                                             5              65
  Robbins & Myers Inc.                                                                          2              42
  Sauer-Danfoss Inc.                                                                            2              32
  Stewart & Stevenson Services Inc.                                                             5             121
  Tecumseh Products Co.                                                                         3              68
  Tennant Co.                                                                                   1              52
  Terex Corp. (b)                                                                               -              23
  TurboChef Technologies Inc. (b) (l)                                                           2              37
  UNOVA Inc. (b)                                                                                9             304
  Wabtec Corp.                                                                                  9             235
                                                                                                            4,409
Manufacturing - 1.9%
  Actuant Corp. - Class A                                                                       5             229
  Acuity Brands Inc.                                                                            8             239
  Ameron International Corp.                                                                    2              77
  AO Smith Corp.                                                                                3              82
  Applied Films Corp. (b)                                                                       2              52
  Barnes Group Inc.                                                                             3             107
  Ceradyne Inc. (b)                                                                             4             161
  CIRCOR International Inc.                                                                     3              72
  Clarcor Inc.                                                                                  9             262
  Crane Co.                                                                                     9             280
  ESCO Technologies Inc. (b)                                                                    5             226
  Federal Signal Corp.                                                                          8             144
  Freightcar America Inc.                                                                       2              64
  Griffon Corp. (b) (l)                                                                         5             123
  Hexcel Corp. (b)                                                                             10             191
  Jacuzzi Brands Inc. (b)                                                                      14             112
  K&F Industries Holdings Inc. (b)                                                              2              40
  Lancaster Colony Corp.                                                                        5             200
  Matthews International Corp. - Class A                                                        6             221
  Myers Industries Inc.                                                                         5              56
  Palomar Medical Technologies Inc. (b)                                                         3              76
  Quixote Corp.                                                                                 1              25
  Raven Industries Inc.                                                                         3              89
  RBC Bearings Inc. (b)                                                                         1              14
  Reddy Ice Holdings Inc. (b)                                                                   1              27
  Rofin-Sinar Technologies Inc. (b)                                                             3             102
  Standex International Corp.                                                                   2              54
  Steel Technologies Inc.                                                                       2              58
  Sturm Ruger & Co. Inc.                                                                        4              40
  Tredegar Corp.                                                                                6              72
  Trinity Industries Inc.                                                                       7             303
  Ultralife Batteries Inc. (b)                                                                  3              34
  Wheeling-Pittsburgh Corp. (b) (l)                                                             2              25
  York International Corp.                                                                      7             417
                                                                                                            4,274
Media - 1.4%
  4Kids Entertainment Inc. (b)                                                                  3              44
  Beasley Broadcast Group Inc. - Class A (b)                                                    1              12
  Charter Communications Inc. - Class A (b) (l)                                                60              91
  Citadel Broadcasting Corp. (b)                                                                7             103
  Courier Corp.                                                                                 2              67
  Cox Radio Inc. - Class A (b)                                                                  7             100
  Crown Media Holdings Inc. (b)                                                                 2              24
  Cumulus Media Inc. - Class A (b)                                                             10             122
  Entercom Communications Corp.                                                                 7             209
  Entravision Communications Corp. (b)                                                         13             103
  Fisher Communications Inc. (b)                                                                1              51
  Gemstar-TV Guide International Inc. (b)                                                      42             125
  Gray Television Inc.                                                                          8              83
  Hollinger International Inc.                                                                 11             109
  Journal Communications Inc. - Class A                                                         5              69
  Journal Register Co.                                                                          7             119
  Liberty Corp.                                                                                 3             136
  Lodgenet Entertainment Corp. (b)                                                              3              41
  Martha Stewart Living Omnimedia (b) (l)                                                       4              96
  Media General Inc.                                                                            4             221
  Outdoor Channel Holdings Inc. (b)                                                             1              14
  Playboy Enterprises Inc. - Class B (b)                                                        4              50
  Primedia Inc. (b)                                                                            26             108
  Radio One Inc. (b)                                                                           15             202
  Reader's Digest Association Inc. - Class A                                                   18             282
  Regent Communications Inc. (b)                                                                5              28
  Saga Communications Inc. (b)                                                                  2              33
  Salem Communications Corp. - Class A (b)                                                      2              37
  Scholastic Corp. (b)                                                                          6             224
  Sinclair Broadcast Group Inc. - Class A                                                       7              66
  Spanish Broadcasting System - Class A (b)                                                     7              51
  Thomas Nelson Inc.                                                                            2              33
  Value Line Inc.                                                                               -               8
  World Wrestling Entertainment Inc.                                                            3              45
  WorldSpace Inc. (b)                                                                           1              19
  WPT Enterprises Inc. (b) (l)                                                                  1               9
  Young Broadcasting Inc. (b)                                                                   2               8
                                                                                                            3,142
Metal Fabrication & Hardware - 1.0%
  AM Castle & Co. (b)                                                                           2              31
  Commercial Metals Co.                                                                        11             362
  Dynamic Materials Corp (l)                                                                    1              26
  Earle M Jorgensen Co. (b)                                                                     3              29
  EnPro Industries Inc. (b)                                                                     4             132
  Kaydon Corp.                                                                                  5             141
  Lawson Products                                                                               1              33
  Maverick Tube Corp. (b)                                                                       8             235
  Metals USA Inc. (b)                                                                           3              68
  Mueller Industries Inc.                                                                       7             181
  NN Inc.                                                                                       3              34
  NS Group Inc. (b)                                                                             4             162
  Quanex Corp. (l)                                                                              5             302
  Sun Hydraulics Corp. (l)                                                                      1              28
  Titanium Metals Corp. (b)                                                                     2              95
  Valmont Industries Inc.                                                                       3              91
  Worthington Industries                                                                       13             266
                                                                                                            2,216
Mining - 0.6%
  Alpha Natural Resources Inc. (b)                                                              5             153
  AMCOL International Corp.                                                                     4              68
  Brush Engineered Materials Inc. (b)                                                           4              60
  Century Aluminum Co. (b) (l)                                                                  4              96
  Charles & Colvard Ltd. (l)                                                                    2              52
  Coeur d'Alene Mines Corp. (b)                                                                41             176
  Compass Minerals International Inc.                                                           3              77
  Fuelcell Energy Inc. (b) (l)                                                                  8              90
  Hecla Mining Co. (b)                                                                         20              87
  James River Coal Co. (b)                                                                      2             113
  Royal Gold Inc. (l)                                                                           3              76
  RTI International Metals Inc. (b)                                                             4             158
  Stillwater Mining Co. (b)                                                                     7              62
  USEC Inc.                                                                                    16             177
                                                                                                            1,445
Office & Business Equipment - 0.2%
  Global Imaging System Inc. (b)                                                                4             138
  IKON Office Solutions Inc.                                                                   21             212
  Imagistics International Inc. (b)                                                             3             112
  TRM Corp. (b) (l)                                                                             2              26
                                                                                                              488
Office Furnishings - 0.0%
  Interface Inc. (b)                                                                            8              63
  Virco Manufacturing (b)                                                                       1               5
                                                                                                               68
Oil & Gas Producers - 3.7%
  Alon USA Energy Inc. (b)                                                                      1              35
  Atlas America Inc. (b)                                                                        2             106
  ATP Oil & Gas Corp. (b)                                                                       3             102
  Atwood Oceanics Inc. (b)                                                                      2             206
  Berry Petroleum Co. - Class A                                                                 3             202
  Bois d'Arc Energy Inc. (b)                                                                    2              34
  Brigham Exploration Co. (b)                                                                   5              58
  Cabot Oil & Gas Corp. - Class A                                                               9             448
  Callon Petroleum Corp. (b)                                                                    2              45
  Carrizo Oil & Gas Inc. (b)                                                                    3              94
  Cheniere Energy Inc. (b)                                                                      9             381
  Cimarex Energy Co. (b)                                                                       15             667
  Clayton Williams Energy Inc. (b)                                                              1              46
  Comstock Resources Inc. (b)                                                                   7             246
  Crosstex Energy Inc. (l)                                                                      1              67
  Delta Petroleum Corp. (b) (l)                                                                 6             115
  Edge Petroleum Corp. (b)                                                                      3              89
  Encore Acquisition Co. (b)                                                                    9             349
  Endeavour International Corp. (b)                                                            10              52
  Energy Partners Ltd. (b)                                                                      6             186
  Frontier Oil Corp.                                                                           10             432
  FX Energy Inc. (b) (l)                                                                        6              76
  Gasco Energy Inc. (b) (l)                                                                    11              73
  Giant Industries Inc. (b)                                                                     2             141
  Goodrich Petroleum Corp. (b)                                                                  2              41
  Grey Wolf Inc. (b) (l)                                                                       35             293
  Harvest Natural Resources Inc. (b)                                                            6              69
  Holly Corp.                                                                                   4             258
  KCS Energy Inc. (b)                                                                           9             244
  McMoRan Exploration Co. (b) (l)                                                               4              69
  Meridian Resource Corp. (b)                                                                  16              65
  Parallel Petroleum Corp. (b)                                                                  7              92
  Parker Drilling Co. (b)                                                                      17             155
  Penn Virginia Corp.                                                                           3             197
  PetroHawk Energy Corp. (b)                                                                    9             135
  Petroleum Development Corp. (b)                                                               3             116
  Pioneer Drilling Co. (b)                                                                      3              66
  Quicksilver Resources Inc. (b) (l)                                                            1              25
  Remington Oil & Gas Corp. (b)                                                                 4             173
  Spinnaker Exploration Co. (b)                                                                 4             289
  St. Mary Land & Exploration Co. (l)                                                          10             371
  Stone Energy Corp. (b)                                                                        4             260
  Swift Energy Co. (b)                                                                          5             237
  Tipperary Corp. (b)                                                                           3              23
  Todco - Class A (b)                                                                           9             360
  Toreador Resources Corp. (b) (l)                                                              2              86
  Tri-Valley Corp. (b) (l)                                                                      4              38
  W&T Offshore Inc.                                                                             2              68
  Warren Resources Inc. (b)                                                                     4              73
  WD-40 Co.                                                                                     3              78
  Whiting Petroleum Corp. (b)                                                                   5             239
                                                                                                            8,370
Oil & Gas Services - 1.9%
  Bill Barrett Corp. (b)                                                                        3              92
  Bronco Drilling Company Inc. (b)                                                              1              15
  Cal Dive International Inc. (b)                                                               7             434
  CARBO Ceramics Inc.                                                                           3             223
  Dril-Quip Inc. (b)                                                                            1              53
  EnergySouth Inc.                                                                              1              27
  Gulf Island Fabrication Inc.                                                                  2              55
  Hanover Compressor Co. (b)                                                                   16             223
  Hornbeck Offshore Services Inc. (b)                                                           2              90
  Houston Exploration Co. (b)                                                                   5             342
  Hydril (b)                                                                                    3             232
  Input/Output Inc. (b)                                                                        13             101
  Lone Star Technologies Inc. (b)                                                               5             302
  Lufkin Industries Inc.                                                                        2             104
  Markwest Hydrocarbon Inc.                                                                     1              23
  Newpark Resources Inc. (b)                                                                   15             125
  Oceaneering International Inc. (b)                                                            5             247
  Oil States International Inc. (b)                                                             7             270
  Petroleum Helicopters (b)                                                                     -               7
  RPC Inc.                                                                                      3              74
  SEACOR Holdings Inc. (b) (l)                                                                  3             251
  Superior Energy Services (b)                                                                 14             326
  Superior Well Services Inc. (b)                                                               1              16
  Tetra Technologies Inc. (b)                                                                   6             185
  Universal Compression Holdings Inc. (b)                                                       3             127
  Veritas DGC Inc. (b)                                                                          6             229
  W-H Energy Services Inc. (b)                                                                  5             167
                                                                                                            4,340
Packaging & Containers - 0.2%
  Graphic Packaging Corp. (b)                                                                  11              31
  Grief Inc.                                                                                    3             171
  Silgan Holdings Inc                                                                           4             137
                                                                                                              339
Pharmaceuticals - 3.9%
  Abaxis Inc. (b)                                                                               4              48
  Abgenix Inc. (b) (l)                                                                         16             203
  Acadia Pharmaceuticals Inc. (b)                                                               1              13
  Adams Respiratory Therapeutics Inc. (b)                                                       1              36
  Adolor Corp. (b)                                                                              8              82
  Advancis Pharmaceutical Corp. (b) (l)                                                         1               2
  Alexion Pharmaceuticals Inc. (b) (l)                                                          5             133
  Alpharma Inc. - Class A                                                                       7             175
  Amylin Pharmaceuticals Inc. (b) (l)                                                          19             672
  Andrx Corp (b)                                                                               13             201
  Antigenics Inc. (b) (l)                                                                       6              30
  Array Biopharma Inc. (b)                                                                      5              35
  Atherogenics Inc. (b) (l)                                                                     7             108
  AVANIR Pharmaceuticals - Class A (b) (l)                                                     18              57
  Bentley Pharmaceuticals Inc. (b)                                                              2              27
  Bioenvision Inc. (b) (l)                                                                      7              55
  Biomarin Pharmaceutical Inc. (b)                                                             14             119
  BioScrip Inc. (b)                                                                             5              30
  Caraco Pharmaceutical Laboratories Inc. (b)                                                   2              13
  Cell Therapeutics Inc. (b) (l)                                                               12              34
  Connetics Corp. (b)                                                                           6             106
  Conor Medsystems Inc. (b)                                                                     1              30
  Corcept Therapeutics Inc. (b) (l)                                                             1               3
  Cubist Pharmaceuticals Inc. (b)                                                               9             202
  CV Therapeutics Inc. (b)                                                                      8             213
  Dendreon Corp. (b)                                                                           10              70
  Dov Pharmaceutical Inc. (b)                                                                   4              64
  Drugstore.Com (b) (l)                                                                        11              40
  Durect Corp. (b) (l)                                                                          7              48
  Dusa Pharmaceuticals Inc. (b) (l)                                                             3              27
  Encore Medical Corp. (b)                                                                      6              29
  Encysive Pharmaceuticals Inc. (b)                                                            10             118
  E-Z-Em-Inc. (b)                                                                               1              14
  First Horizon Pharmaceutical Corp. (b)                                                        5              92
  Hi-Tech Pharmacal Co. Inc. (b)                                                                1              26
  ICOS Corp. (b) (l)                                                                           12             321
  Idenix Pharmaceuticals Inc. (b) (l)                                                           2              59
  I-Flow Corp. (b)                                                                              3              44
  Immunicon Corp. (b) (l)                                                                       1               4
  Immunogen Inc. (b)                                                                            8              55
  Inspire Pharmaceuticals Inc. (b)                                                              8              59
  Introgen Therapeutics Inc. (b) (l)                                                            3              16
  Isis Pharmaceuticals Inc. (b)                                                                11              56
  Ista Pharmaceuticals Inc. (b)                                                                 2              12
  IVAX Diagnostics Inc. (b)                                                                     1               4
  KV Pharmaceutical Co. - Class A (b)                                                           6             110
  LCA-Vision Inc.                                                                               4             140
  MannKind Corp. (b)                                                                            4              57
  Medarex Inc. (b)                                                                             20             193
  Medicines Company (b)                                                                         9             208
  Medics Pharmaceutical Corp. (l)                                                              10             315
  MGI Pharma Inc. (b)                                                                          13             296
  Momenta Pharmaceuticals Inc. (b) (l)                                                          1              40
  Nabi Biopharmaceuticals (b)                                                                  11             143
  Natures Sunshine Products Inc.                                                                2              52
  NBTY Inc. (b)                                                                                10             240
  Neopharm Inc. (b)                                                                             3              32
  Neurocrine Biosciences Inc. (b)                                                               7             321
  Neurogen Corp. (b)                                                                            4              25
  New River Pharmaceuticals Inc. (b)                                                            1              45
  NitroMed Inc. (b) (l)                                                                         3              51
  Noven Pharmaceuticals Inc. (b)                                                                4              59
  NPS Pharmaceuticals Inc. (b)                                                                  7              71
  Onyx Pharmaceuticals Inc. (b)                                                                 6             157
  Pain Therapeutics Inc. (b)                                                                    5              34
  Par Pharmaceutical Cos. Inc. (b)                                                              6             162
  Penwest Pharmaceuticals Co. (b)                                                               4              75
  Perrigo Co.                                                                                  15             214
  Pharmion Corp. (b)                                                                            4              91
  Pozen Inc. (b)                                                                                4              43
  Prestige Brands Holdings Inc. (b)                                                             5              57
  Priority Healthcare Corp. - Class B (b)                                                       6             174
  Progenics Pharmaceuticals Inc. (b)                                                            3              69
  Renovis Inc. (b)                                                                              3              45
  Rigel Pharmaceuticals Inc. (b)                                                                4             105
  Salix Pharmaceuticals Ltd. (b) (l)                                                            7             139
  Santarus Inc. (b)                                                                             1               7
  Savient Pharmaceuticals Inc. (b)                                                             10              39
  Star Scientific Inc. (b) (l)                                                                  6              21
  SuperGen Inc. (b) (l)                                                                         9              59
  Tanox Inc. (b)                                                                                4              61
  Threshold Pharmaceuticals Inc. (b) (l)                                                        1              18
  Trimeris Inc. (b)                                                                             4              55
  United Therapeutics Corp. (b) (l)                                                             4             288
  Valeant Pharmaceutical International                                                          1              20
  Vertex Pharmaceuticals Inc. (b) (l)                                                          17             376
  ViaCell Inc. (b)                                                                              1               8
  Viasys Healthcare Inc. (b)                                                                    6             139
  Zymogenetrics Inc. (b)                                                                        4              74
                                                                                                            8,713
Pipelines - 0.0%
  Transmontaigne Inc. (b)                                                                       6              50


Real Estate - 6.4%
  Aames Investment Corp.                                                                        7              45
  Acadia Realty Trust                                                                           5              90
  Affordable Residential Communities                                                            5              45
  Agree Realty Corp.                                                                            1              37
  Alexander's Inc. (b)                                                                          -              98
  Alexandria Real Estate Equites Inc.                                                           4             310
  American Campus Communities Inc.                                                              3              76
  American Home Mortgage Investment Corp.                                                       6             190
  AMLI Residential Properties Trust                                                             5             149
  Anthracite Capital Inc.                                                                      10             111
  Anworth Mortgage Asset Corp.                                                                  9              75
  Arbor Realty Trust Inc.                                                                       2              65
  Ashford Hospitality Trust Inc.                                                                6              62
  Avatar Holdings Inc. (b)                                                                      1              59
  Bedford Property Investors                                                                    3              63
  Bimini Mortgage Management Inc.                                                               4              41
  BioMed Realty Trust Inc.                                                                      8             193
  Boykin Lodging Co. (b)                                                                        3              37
  Brandywine Realty Trust                                                                      10             310
  California Coastal Communities Inc. (b)                                                       1              47
  Capital Automotive Reit                                                                       7             276
  Capital Lease Funding Inc.                                                                    4              43
  Capital Trust Inc. - Class A                                                                  2              76
  Cedar Shopping Centers Inc.                                                                   4              54
  Colonial Properties Trust                                                                     7             313
  Commercial Net Lease Realty                                                                   9             186
  Consolidated-Tomoka Land Co.                                                                  1              66
  Corporate Office Properties Trust SBI MD                                                      6             216
  Correctional Properties Trust                                                                 2              58
  Corrections Corp. (b)                                                                         7             284
  Cousins Properties Inc. (l)                                                                   7             218
  Criimi MAE Inc. (b)                                                                           3              46
  Deerfield Triarc Capital Corp.                                                                4              51
  DiamondRock Hospitality Co.                                                                   4              49
  Digital Realty Trust Inc.                                                                     3              61
  EastGroup Properties Inc.                                                                     4             171
  ECC Capital Corp.                                                                             9              30
  Education Realty Trust Inc.                                                                   4              65
  Entertainment Properties Trust                                                                5             210
  Equity Inns Inc.                                                                              9             128
  Equity Lifestyle Properties Inc.                                                              3             148
  Equity One Inc.                                                                               7             160
  Extra Space Storage Inc.                                                                      7             110
  FelCor Lodging Trust Inc. (b)                                                                 9             141
  Fieldstone Investment Corp.                                                                   9             102
  First Industrial Realty Trust Inc.                                                            8             307
  First Potomac Realty Trust                                                                    3              72
  Gables Residential Trust                                                                      5             219
  Getty Realty Corp.                                                                            3              96
  Glenborough Realty Trust Inc.                                                                 6             116
  Glimcher Realty Trust                                                                         7             162
  Global Signal Inc.                                                                            -              20
  GMH Communities Trust                                                                         5              76
  Government Properties Trust Inc. (l)                                                          4              34
  Gramercy Capital Corp.                                                                        2              58
  Heritage Property Investment Trust                                                            5             178
  Hersha Hospitality Trust                                                                      3              29
  Highwoods Properties Inc.                                                                    10             289
  Home Properties Inc.                                                                          6             221
  HomeBanc Corp.                                                                               11              83
  Housevalues Inc. (b) (l)                                                                      1              16
  IMPAC Mortgage Holdings Inc. (l)                                                             13             164
  Inland Real Estate Corp.                                                                     12             194
  Innkeepers USA Trust                                                                          8             124
  Investors Real Estate Trust                                                                   8              72
  JER Investors Trust Inc. (b)                                                                  2              29
  Jones Lang LaSalle Inc.                                                                       6             285
  Kilroy Realty Corp.                                                                           5             287
  Kite Realty Group Trust                                                                       3              48
  LaSalle Hotel Properties                                                                      5             179
  Lexington Corporate Properties Trust                                                          9             223
  LTC Properties Inc.                                                                           4              95
  Luminent Mortgage Capital Inc.                                                                8              61
  Maguire Properties Inc.                                                                       6             185
  Medical Properties Trust Inc.                                                                 1              12
  MeriStar Hospitality Corp. (b)                                                               15             139
  MFA Mortgage Investments Inc.                                                                14              84
  Mid-America Apartment Communities Inc.                                                        3             157
  MortgageIT Holdings Inc.                                                                      4              64
  National Health Investors Inc.                                                                4             112
  National Health Realty Inc.                                                                   1              23
  Nationwide Health Properties Inc.                                                            12             285
  NorthStar Realty Finance Corp.                                                                4              37
  Novastar Financial Inc. (l)                                                                   5             154
  One Liberty Properties Inc.                                                                   1              26
  Origen Financial Inc.                                                                         3              22
  Parkway Properties Inc.                                                                       2             113
  Penn Real Estate Investment Trust                                                             7             274
  Post Properties Inc.                                                                          7             263
  Prentiss Properties Trust                                                                     8             325
  PS Business Parks Inc.                                                                        3             135
  RAIT Investment Trust                                                                         4             127
  Ramco-Gershenson Properties                                                                   3              74
  Reading International Inc. - Class A (b)                                                      2              16
  Redwood Trust Inc. (l)                                                                        3             170
  Saul Centers Inc.                                                                             2              68
  Saxon Capital Inc.                                                                            9             111
  Senior Housing Properties Trust                                                              11             202
  SIRVA Inc. (b)                                                                                4              32
  Sizeler Property Investors Inc.                                                               3              38
  Sovran Self Storage Inc.                                                                      3             148
  Spirit Finance Corp.                                                                         13             142
  Strategic Hotel Capital Inc.                                                                  7             134
  Sun Communities Inc.                                                                          3              96
  Sunstone Hotel Investors Inc.                                                                 4             100
  Tanger Factory Outlet Centers                                                                 5             132
  Tarragon Corp. (b)                                                                            2              30
  Taubman Centers Inc.                                                                          9             285
  Town & Country Trust                                                                          3              90
  Trammell Crow Co. (b)                                                                         6             159
  Trustreet Properties Inc.                                                                    12             183
  United Capital Corp. (b)                                                                      -              11
  Universal Health Realty Income                                                                2              68
  Urstadt Biddle Properties Inc. - Class A                                                      4              53
  U-Store-It Trust                                                                              5              99
  Washington Real Estate Investment Trust                                                       7             232
  Winston Hotels Inc.                                                                           5              45
  ZipRealty Inc. (b) (l)                                                                        1               9
                                                                                                           14,366
Retail - 5.2%
  99 Cents Only Stores (b) (l)                                                                  8              74
  AC Moore Arts & Crafts Inc. (b)                                                               3              50
  Aeropostale Inc. (b)                                                                         10             209
  AFC Enterprises (b)                                                                           3              39
  America's Car-Mart Inc. (b)                                                                   1              26
  Asbury Automotive Group Inc. (b)                                                              2              41
  Bebe Stores Inc. (l)                                                                          1              13
  Big 5 Sporting Goods Corp.                                                                    3              82
  Big Lots Inc. (b) (l)                                                                        21             228
  BJ's Restaurants Inc. (b)                                                                     2              49
  Blair Corp.                                                                                   1              31
  Blockbuster Inc. - Class A (l)                                                               34             160
  Blue Nile Inc. (b) (l)                                                                        3              80
  Bob Evans Farms Inc                                                                           7             148
  Bombay Co. Inc. (b)                                                                           6              28
  Bon-Ton Stores Inc.                                                                           1              27
  Brookstone Inc. (b)                                                                           3              64
  Brown Shoe Co. Inc.                                                                           3             108
  Buckle Inc.                                                                                   1              46
  Buffalo Wild Wings Inc. (b) (l)                                                               1              34
  Burlington Coat Factory Warehouse Corp.                                                       3             115
  Cabela's Inc. - Class A (b) (l)                                                               5              97
  Cache Inc. (b)                                                                                2              32
  California Pizza Kitchen Inc. (b)                                                             3              98
  Casey's General Stores Inc.                                                                   9             207
  Cash America International Inc.                                                               5             104
  Casual Male Retail Group Inc. (b) (l)                                                         4              30
  Cato Corp. - Class A                                                                          5             109
  CEC Entertainment Inc. (b)                                                                    6             203
  Charlotte Russe Holding Inc. (b)                                                              2              32
  Charming Shoppes (b)                                                                         22             233
  Childrens Place Retail Stores Inc. (b)                                                        4             138
  Christopher & Banks Corp.                                                                     7              91
  Coldwater Creek Inc. (b)                                                                      6             160
  Conn's Inc. (b) (l)                                                                           1              28
  Cost Plus Inc. (b)                                                                            4              70
  CSK Auto Corp. (b)                                                                            8             116
  Dave & Buster's Inc. (b)                                                                      2              32
  Denny's Corp. (b)                                                                            15              64
  Design Within Reach Inc. (b)                                                                  2              16
  Dick's Sporting Goods Inc. (b) (l)                                                            1              18
  Domino's Pizza Inc.                                                                           5             127
  Dress Barn Inc. (b)                                                                           4              81
  DSW Inc. (b)                                                                                  2              33
  Electronics Boutique Holdings Corp. (b)                                                       2             137
  Escala Group Inc. (b)                                                                         1              18
  Factory 2-U Stores Inc. (b) (l)                                                               -               -
  Finish Line - Class A                                                                         8             115
  Fred's Inc.                                                                                   7              94
  Gamestop Corp. (b) (l)                                                                        8             230
  Gander Mountain Co. (b) (l)                                                                   1               8
  Genesco Inc. (b)                                                                              4             156
  Goody's Family Clothing Inc.                                                                  3              25
  Group 1 Automotive Inc. (b)                                                                   4             104
  Guitar Center Inc. (b)                                                                        5             260
  Haverty Furniture Cos. Inc.                                                                   3              37
  Hibbett Sporting Goods Inc. (b)                                                               6             132
  IHOP Corp.                                                                                    3             141
  J Jill Group Inc. (b)                                                                         4              62
  Jack in The Box Inc. (b)                                                                      6             194
  Jo-Ann Stores Inc. (b)                                                                        4              66
  Kenneth Cole Productions Inc.                                                                 2              42
  Knoll Inc.                                                                                    2              39
  Krispy Kreme Doughnuts Inc. (b) (l)                                                          11              67
  Landry's Restaurants Inc.                                                                     4             108
  Linens 'n Things Inc. (b)                                                                     8             215
  Lithia Motors Inc. - Class A                                                                  3              81
  Lone Star Steakhouse & Saloon Inc.                                                            3              84
  Longs Drug Stores Corp.                                                                       5             234
  Luby's Inc. (b)                                                                               4              51
  Marinemax Inc. (b)                                                                            2              59
  McCormick & Schmick's Seafood Restaurants Inc. (b)                                            1              27
  Movado Group Inc.                                                                             3              59
  Movie Gallery Inc. (l)                                                                        4              43
  Nu Skin Enterprises Inc.                                                                     10             190
  NuVasive Inc. (b)                                                                             3              49
  O'Charleys Inc. (b)                                                                           4              59
  Pacific Sunwear of California (b)                                                            13             289
  Panera Bread Co. - Class A (b) (l)                                                            -              15
  Pantry Inc. (b)                                                                               3             109
  Papa John's International Inc. (b)                                                            2             100
  Park City Corp. (b)                                                                           2              42
  PEP Boys-Manny Moe & Jack                                                                    10             134
  Petco Animal Supplies Inc. (b)                                                               10             216
  PF Chang's China Bistro Inc. (b) (l)                                                          5             208
  Pier 1 Imports Inc.                                                                          16             178
  Provide Commerce Inc. (b)                                                                     1              32
  Rare Hospitality International Inc. (b)                                                       6             157
  Regis Corp.                                                                                   8             301
  Rent-A-Center Inc. (b)                                                                        1              23
  Restoration Hardware Inc. (b)                                                                 5              32
  Retail Ventures Inc. (b)                                                                      3              31
  Ruby Tuesday Inc.                                                                            11             249
  School Specialty Inc. (b)                                                                     4             185
  Select Comfort Corp. (b)                                                                      6             126
  Sharper Image Corp. (b) (l)                                                                   2              29
  Shoe Carnival Inc. (b)                                                                        1              18
  ShopKo Stores Inc. (b)                                                                        5             123
  Smart & Final Inc. (b)                                                                        2              26
  Sonic Automotive Inc.                                                                         5             112
  Sotheby's Holdings - Class A (b)                                                              8             128
  Stage Stores Inc.                                                                             5             132
  Steak N Shake Co. (b)                                                                         5              86
  Stein Mart Inc.                                                                               5              94
  Syms Corp.                                                                                    1              15
  Talbots Inc.                                                                                  4             117
  TBC Corp. (b)                                                                                 4             145
  Too Inc. (b)                                                                                  6             173
  Tractor Supply Co. (b)                                                                        6             266
  Trans World Entertainment (b)                                                                 4              28
  Tuesday Morning Corp.                                                                         5             119
  United Auto Group Inc.                                                                        5             163
  West Marine Inc. (b) (l)                                                                      3              40
  Wet Seal Inc. (b) (l)                                                                         7              33
  Wilsons The Leather Experts (b)                                                               3              17
  World Fuel Services Corp.                                                                     5             146
  Zale Corp. (b)                                                                                9             248
  Zumiez Inc. (b)                                                                               1              17
                                                                                                           11,659
Savings & Loans - 1.6%
  Anchor Bancorp. Inc.                                                                          4             115
  Atlantic Coast Federal (l)                                                                    1              11
  Bank Mutual Corp.                                                                            12             128
  Bankunited Financial Corp. - Class A                                                          5             106
  Berkshire Hills Bancorp. Inc.                                                                 1              47
  Beverly Hills Bancorp. Inc.                                                                   2              19
  BFC Financial Corp. (b)                                                                       3              24
  Brookline Bancorp. Inc.                                                                      11             180
  CFS Bancorp Inc.                                                                              1              18
  Charter Financial Corp.                                                                       1              19
  Citizens First Bancorp Inc.                                                                   1              27
  Clifton Savings Bancorp. Inc.                                                                 2              22
  Coastal Financial Corp.                                                                       2              33
  Commercial Federal Corp.                                                                      7             233
  Dime Community Bancshares                                                                     5              78
  Fidelity Bankshares Inc.                                                                      4             123
  First Financial Holdings Inc.                                                                 2              64
  First Indiana Corp.                                                                           2              63
  First Niagara Financial Group Inc.                                                           20             294
  First Place Financial Corp.                                                                   3              62
  FirstFed Financial Corp. (b)                                                                  3             164
  Flushing Financial Corp.                                                                      3              57
  Footstar Inc. (b) (l)                                                                         2              10
  Harbor Florida Bancshares Inc.                                                                4             141
  HOT Topic Inc. (b)                                                                            8             121
  Kearny Financial Corp.                                                                        4              46
  K-Fed Bancorp.                                                                                1              10
  KNBT Bancorp Inc.                                                                             6              96
  MAF Bancorp Inc.                                                                              6             241
  MASSBANK Corp.                                                                                -              12
  NewAlliance Bancshares Inc.                                                                  20             296
  Northwest Bancorp. Inc.                                                                       3              73
  OceanFirst Financial Corp.                                                                    2              41
  Ocwen Financial Corp. (b)                                                                     6              45
  Parkvale Financial Corp.                                                                      1              15
  Partners Trust Financial Group Inc.                                                           9              98
  Pennfed Financial Services Inc.                                                               1              26
  PFF Bancorp Inc.                                                                              3             101
  Provident New York Bancorp.                                                                   8              95
  Rockville Financial Inc. (b)                                                                  2              21
  Sterling Financial Corp.                                                                      6             134
  United Community Financial Corp.                                                              5              56
  Westfield Financial Inc.                                                                      1              14
  WSFS Financial Corp.                                                                          1              64
                                                                                                            3,643
Semiconductors - 3.6%
  Actel Corp. (b)                                                                               5              66
  ADE Corp. (b)                                                                                 2              37
  AMIS Holdings Inc. (b)                                                                        8              93
  Amkor Technology Inc. (b)                                                                    17              75
  Applied Micro Circuits Corp. (b)                                                             53             158
  Asyst Technologies Inc. (b)                                                                   8              39
  Atmel Corp. (b)                                                                              78             160
  ATMI Inc. (b)                                                                                 6             200
  August Technology Corp. (b)                                                                   3              29
  Axcelis Technologies Inc. (b)                                                                19              98
  Belden CDT Inc.                                                                               8             164
  Brooks Automation Inc. (b)                                                                    8             113
  Cabot Microelectronics Corp. (b) (l)                                                          4             127
  Cirrus Logic Inc. (b)                                                                        16             121
  Cohu Inc.                                                                                     4              84
  Conexant Systems Inc.                                                                        87             156
  Credence Systems Corp. (b)                                                                   16             128
  Cypress Semiconductor Corp. (b) (l)                                                          23             353
  Diodes Inc. (b)                                                                               2              64
  DSP Group Inc. (b)                                                                            5             130
  Emcore Corp. (b)                                                                              6              39
  Entegris Inc. (b)                                                                            21             236
  Exar Corp. (b)                                                                                7              97
  Fairchild Semiconductor International Inc. (b)                                               21             315
  Formfactor Inc. (b)                                                                           6             138
  Genesis Microchip Inc. (b)                                                                    6             133
  Helix Technology Corp.                                                                        4              65
  Integrated Device Technology Inc. (b)                                                        35             380
  Intermagnetics General Corp. (b)                                                              5             146
  IXYS Corp. (b)                                                                                4              45
  Kopin Corp. (b)                                                                              13              94
  Kulicke & Soffa Industries Inc. (b) (l)                                                       9              63
  Lattice Semiconductor Corp. (b)                                                              20              86
  Leadis Technology Inc. (b)                                                                    3              24
  LTX Corp. (b)                                                                                12              50
  Mattson Technology Inc. (b)                                                                   8              62
  Micrel Inc. (b)                                                                              12             134
  Microsemi Corp. (b)                                                                          11             279
  Microtune Inc. (b)                                                                            9              55
  MIPS Technologies Inc. - Class A (b)                                                          7              48
  MKS Instruments Inc. (b)                                                                      6              96
  Monolithic Power Systems Inc. (b)                                                             3              25
  Monolithic System Technology Inc. (b)                                                         4              20
  Netlogic Microsystems Inc. (b)                                                                2              37
  ON Semiconductor Corp. (b)                                                                   26             132
  Pericom Semiconductor Corp. (b)                                                               4              32
  Photroncis Inc. (b)                                                                           7             142
  PLX Technology Inc. (b)                                                                       3              28
  PMC - Sierra Inc. (b)                                                                        32             281
  Portalplayer Inc. (b)                                                                         3              72
  Power Integrations Inc. (b)                                                                   5             115
  Rambus Inc. (b) (l)                                                                          18             214
  Rudolph Technologies Inc. (b)                                                                 2              30
  Semitool Inc. (b)                                                                             2              19
  Semtech Corp. (b)                                                                            13             222
  Sigmatel Inc. (b)                                                                             6             129
  Silicon Image Inc. (b)                                                                       14             121
  Silicon Laboratories Inc. (b) (l)                                                             8             239
  Standard Microsystems Corp. (b)                                                               4             107
  Supertex Inc. (b)                                                                             2              60
  Tessera Technologies Inc. (b)                                                                 8             239
  Transwitch Corp. (b) (l)                                                                     13              23
  Triquint Semiconductor Inc. (b)                                                              24              85
  Ultratech Inc. (b)                                                                            4              64
  Varian Semiconductor Equipment Associates Inc. (b)                                            7             277
  Veeco Instruments Inc. (b) (l)                                                                4              72
  Vitesse Semiconductor Inc. (b) (l)                                                           42              78
  Volterra Semiconductor Corp. (b) (l)                                                          3              37
  Zoran Corp. (b)                                                                               8             117
                                                                                                            7,997
Software - 3.2%
  Actuate Corp. (b)                                                                             8              21
  Acxiom Corp.                                                                                 16             292
  Advent Software Inc. (b)                                                                      4             108
  Agile Software Corp. (b)                                                                      9              62
  Allscripts Healthcare Solutions Inc. (b) (l)                                                  6             114
  Altiris Inc. (b)                                                                              4              66
  American Reprographics Co. (b)                                                                2              39
  AMICAS Inc. (b)                                                                               7              39
  Ansys Inc. (b)                                                                                6             223
  Aspen Technology Inc. (b) (l)                                                                 6              40
  Atari Inc. (b)                                                                                8              12
  Avid Technology Inc. (b)                                                                      1              44
  Blackbaud Inc.                                                                                2              28
  Blackboard Inc. (b) (l)                                                                       3              78
  Borland Software Corp. (b)                                                                   13              76
  Bottomline Technologies Inc. (b)                                                              3              45
  CallWave Inc. (b) (l)                                                                         1               3
  CCC Information Services Group (b)                                                            2              45
  CMGI Inc. (b)                                                                                89             148
  Concur Technologies Inc. (b)                                                                  5              66
  CSG Systems International (b)                                                                 9             202
  Datastream Systems Inc. (b)                                                                   2              18
  Dendrite International Inc. (b)                                                               7             146
  Digi International Inc. (b)                                                                   4              39
  Eclipsys Corp (b)                                                                             7             127
  eFunds Corp. (b)                                                                              8             150
  Emageon Inc. (b)                                                                              2              30
  Embarcado Technologies Inc. (b)                                                               3              20
  Emulex Corp. (b)                                                                             15             298
  Entrust Inc. (b)                                                                             11              60
  Epicor Software Corp. (b)                                                                     9             118
  EPIQ Systems Inc. (b)                                                                         2              45
  FARO Technologies Inc. (b)                                                                    2              37
  Filenet Corp. (b)                                                                             7             200
  IDX Systems Corp. (b)                                                                         4             184
  Informatica Corp. (b)                                                                        15             180
  infoUSA Inc. (b)                                                                              5              54
  InPhonic Inc. (b) (l)                                                                         2              34
  Inter-Tel Inc.                                                                                4              77
  Intervideo Inc. (b)                                                                           1              14
  JDA Software Group Inc. (b)                                                                   5              80
  Keane Inc. (b)                                                                                9             101
  Lawson Software Inc. (b) (l)                                                                 12              83
  Magma Design Automation Inc. (b) (l)                                                          6              49
  Majesco Entertainment Co. (b) (l)                                                             1               2
  Mantech International Corp. - Class A (b)                                                     3              79
  Mapinfo Corp. (b)                                                                             4              47
  Micromuse Inc. (b)                                                                           14             110
  Microstrategy Inc. - Class A (b)                                                              3             196
  Midway Games Inc. (b) (l)                                                                     5              73
  MRO Software Inc. (b)                                                                         3              56
  NDCHealth Corp.                                                                               6             121
  NetIQ Corp. (b)                                                                              10             123
  Onyx Software Corp. (b)                                                                       -               1
  Open Solutions Inc. (b)                                                                       4              81
  Opnet Technologies Inc. (b)                                                                   2              15
  Opsware Inc. (b)                                                                             13              66
  Packeteer Inc. (b)                                                                            6              70
  Parametric Technology Corp. (b)                                                              48             335
  PDF Solutions Inc. (b)                                                                        3              52
  Pegasystems Inc. (b)                                                                          2              10
  Per-Se Technologies Inc. (b) (l)                                                              4              75
  Petroquest Energy Inc. (b)                                                                    7              73
  Phoenix Technologies Ltd. (b)                                                                 3              26
  Progress Software Corp. (b)                                                                   7             218
  QAD Inc.                                                                                      2              16
  Quest Software Inc. (b)                                                                      12             179
  Renaissance Learning Inc.                                                                     2              28
  Salesforce.com Inc. (b)                                                                       1              18
  ScanSoft Inc. (b)                                                                            21             109
  Schawk Inc.                                                                                   2              38
  Seachange International Inc. (b)                                                              4              26
  Serena Software Inc. (b)                                                                      5              95
  SPSS Inc. (b)                                                                                 3              80
  SSA Global Technologies Inc. (b)                                                              2              27
  Stellent Inc. (b)                                                                             3              25
  SYNNEX Corp. (b)                                                                              2              28
  Take-Two Interactive Software Inc. (b)                                                        1              15
  THQ Inc. (b)                                                                                 10             223
  Tradestation Group Inc. (b)                                                                   3              29
  Transaction Systems Architects Inc. (b)                                                       7             186
  Ulticom Inc. (b)                                                                              2              20
  VeriFone Holdings Inc. (b)                                                                    4              85
  Viisage Technology Inc. (b)                                                                   5              19
  Wind River Systems Inc. (b)                                                                  13             163
  Witness Systems Inc. (b)                                                                      5             101
                                                                                                            7,234
Storage/Warehousing - 0.0%
  Mobile Mini Inc. (b)                                                                          3             109


Telecommunications - 2.5%
  Alaska Communications Systems Group Inc. (l)                                                  3              29
  AsiaInfo Holdings Inc. (b)                                                                    5              23
  Atheros Communications Inc. (b) (l)                                                           6              61
  Audiovox Corp. (b)                                                                            3              41
  Brightpoint Inc. (b)                                                                          5              99
  Carrier Access Corp. (b)                                                                      3              17
  Centennial Communications Corp. (b)                                                           4              53
  Ciena Corp. (b)                                                                             102             268
  Cincinnati Bell Inc. (b)                                                                     44             193
  Commonwealth Telephone Enterprises Inc.                                                       4             139
  Consolidated Communications Holdings Inc. (b)                                                 2              28
  CT Communications Inc.                                                                        3              40
  Ditech Communications Corp. (b)                                                               5              31
  Dobson Communications Corp. (b) (l)                                                          21             161
  Earthlink Inc. (b)                                                                           24             252
  Emmis Communications Corp. - Class A (b)                                                      5             121
  Essex Corp. (b)                                                                               3              63
  Extreme Networks (b)                                                                         21              93
  Fairpoint Communications Inc.                                                                 5              72
  General Communication - Class A (b)                                                           9              91
  GlobeTel Communications Corp. (b) (l)                                                         9              14
  Golden Telecom Inc. (l)                                                                       4             116
  HickoryTech Corp.                                                                             1              11
  Hungarian Telephone & Cable (b)                                                               1              10
  Hypercom Corp. (b)                                                                           10              67
  IDT Corp. - Class B (b)                                                                      10             121
  Insight Communications Co. Inc. (b)                                                           9             100
  Interdigital Communication Corp. (b)                                                          9             183
  Intrado Inc. (b)                                                                              3              59
  Iowa Telecommunicatoins Services Inc.                                                         4              65
  Level 3 Communications Inc. (b) (l)                                                         127             294
  Mastec Inc. (b)                                                                               5              54
  Mediacom Communications Corp. (b)                                                            11              81
  Netgear Inc. (b)                                                                              5             131
  NeuStar Inc. - Class A (b)                                                                    4             117
  Nexstar Broadcasting Group Inc. - Class A (b)                                                 2               9
  North Pittsburgh Systems Inc.                                                                 3              52
  Novatel Wireless Inc. (b) (l)                                                                 5              72
  Omnivision Technologies Inc. (b) (l)                                                         10             128
  Optical Communication Products Inc. (b)                                                       2               5
  Plantronics Inc.                                                                              9             268
  Polycom Inc. (b)                                                                             17             281
  Premiere Global Services Inc. (b)                                                            12             101
  Price Communications Corp. (b)                                                                9             140
  RCN Corp. (b) (l)                                                                             4              83
  RF Micro Devices Inc. (b)                                                                    33             188
  Shenandoah Telecom Co.                                                                        1              51
  SureWest Communications                                                                       2              70
  Talk America Holdings Inc. (b)                                                                5              47
  Telkonet Inc. (b) (l)                                                                         6              24
  Terayon Communication Systems Inc. (b) (l)                                                   13              49
  Time Warner Telecom Inc. - Class A (b)                                                        9              72
  Ubiquitel Inc. (b)                                                                           14             119
  Ultimate Software Group Inc. (b)                                                              4              70
  USA Mobility Inc. (b)                                                                         5             135
  Valor Communications Group Inc.                                                               5              72
  Viasat Inc. (b)                                                                               4             105
  Westell Technologies Inc. (b)                                                                 9              34
  Wireless Facilities Inc. (b)                                                                 10              56
  WJ Communications (b)                                                                         5               6
  Zhone Technologies Inc. (b)                                                                  19              48
                                                                                                            5,583
Telecommunications Equipment - 1.5%
  3Com Corp. (b)                                                                               68             278
  Adaptec Inc. (b)                                                                             20              75
  Adtran Inc.                                                                                  12             367
  Aeroflex Inc. (b)                                                                            13             119
  Anaren Inc. (b)                                                                               3              47
  Anixter International Inc. (b)                                                                6             235
  Applied Signal Technology Inc.                                                                2              31
  Arris Group Inc. (b)                                                                         19             220
  Black Box Corp.                                                                               3             127
  Broadwing Corp. (b) (l)                                                                      11              55
  Comtech Telecommunications Corp. (b)                                                          4             163
  Finisar Corp. (b)                                                                            39              53
  Harmonic Inc. (b)                                                                            14              82
  Ixia (b)                                                                                      6              83
  KVH Industries Inc. (b)                                                                       2              22
  MRV Communications Inc. (b) (l)                                                              19              40
  Newport Corp. (b)                                                                             7             101
  Oplink Communications Inc. (b)                                                               16              24
  SafeNet Inc. (b)                                                                              5             166
  Skyworks Solutions Inc. (b)                                                                  27             192
  Sonus Networks Inc. (b)                                                                      45             263
  SS&C Technologies Inc.                                                                        3             106
  Stratos Lightwave Inc. (b) (l)                                                                -               1
  Sycamore Networks Inc. (b)                                                                   32             121
  Symmetricom Inc. (b)                                                                          8              65
  Tekelec (b)                                                                                  10             211
  Utstarcom Inc. (b) (l)                                                                       17             140
                                                                                                            3,387
Textiles - 0.1%
  Angelica Corp.                                                                                2              27
  Dixie Group Inc. (b)                                                                          2              27
  G&K Services Inc. - Class A                                                                   3             130
  Innovo Group Inc. (b)                                                                         2               3
  Unifirst Corp.                                                                                2              56
                                                                                                              243
Tobacco - 0.1%
  Alliance One International Inc.                                                              15              52
  Universal Corp.                                                                               5             177
  Vector Group Ltd. (l)                                                                         4              88
                                                                                                              317
Toys & Hobbies - 0.3%
  Build-A-Bear Workshop Inc. (b) (l)                                                            2              43
  Forward Air Corp.                                                                             6             207
  Jakks Pacific Inc. (b) (l)                                                                    4              70
  Leapfrog Enterprises Inc. (b) (l)                                                             6              92
  RC2 Corp. (b)                                                                                 3             104
  Topps Co. Inc.                                                                                6              53
                                                                                                              569
Transportation - 1.5%
  ABX Air Inc. (b)                                                                             10              82
  Amerco Inc. (b)                                                                               2             107
  Arkansas Best Corp.                                                                           5             164
  Covenant Transport Inc. (b)                                                                   1              16
  Dynamex Inc. (b)                                                                              2              25
  EGL Inc. (b) (l)                                                                              8             213
  Florida East Coast Industrials - Class A                                                      6             268
  Frozen Food Express Industries (b)                                                            3              27
  GATX Corp.                                                                                    8             326
  Genesee & Wyoming Inc. - Class A (b)                                                          4             126
  Greenbrier Cos. Inc.                                                                          1              43
  Gulfmark Offshore Inc. (b)                                                                    3              92
  Heartland Express Inc.                                                                        8             171
  HUB Group Inc. - Class A (b)                                                                  4             135
  Interpool Inc.                                                                                1              25
  Kansas City Southern (b) (l)                                                                 15             338
  Kirby Corp. (b)                                                                               4             191
  Knight Transportation Inc.                                                                    7             167
  Maritrans Inc.                                                                                2              53
  Marten Transport Ltd. (b)                                                                     2              40
  Offshore Logistics Inc. (b)                                                                   4             160
  Old Dominion Freight Line (b)                                                                 3             107
  Pacer International Inc.                                                                      7             182
  PAM Transportation Services (b)                                                               1              15
  RailAmerica Inc. (b)                                                                          7              86
  SCS Transportation Inc. (b)                                                                   3              40
  Swift Transportation Co. Inc. (b)                                                             1              14
  Universal Truckload Services Inc. (b)                                                         1              17
  US Xpress Enterprises Inc. (b)                                                                2              24
  USA Truck Inc. (b)                                                                            1              35
  Werner Enterprises Inc.                                                                       9             151
                                                                                                            3,440
Water - 0.2%
  American States Water Co.                                                                     3              96
  California Water Service Group                                                                3             133
  Connecticut Water Services Inc.                                                               1              33
  Middlesex Water Co.                                                                           2              43
  SJW Corp.                                                                                     1              63
  Southwest Water Co.                                                                           4              57
                                                                                                              425
Wireless Telecommunications - 0.4%
  EndWave Corp. (b) (l)                                                                         1              15
  Glenayre Technologies Inc. (b)                                                                9              32
  Jamdat Mobile Inc. (b) (l)                                                                    2              45
  Powerwave Technologies Inc. (b)                                                              20             256
  Remec Inc. (b) (l)                                                                            5               6
  SBA Communications Corp. (b)                                                                 14             210
  Sirf Technology Holdings Inc. (b)                                                             6             181
  Spectralink Corp.                                                                             3              37
  Syniverse Holdings Inc. (b)                                                                   3              45
                                                                                                              827

  Total Common Stocks (cost $189,248)                                                                     215,849
Short Term Investments - 14.1%
Money Market Funds - 3.9%
  Dreyfus Cash Management Plus Fund, 3.64% (a) (n)                                          8,793           8,793


Securities Lending Collateral - 10.0%
  Mellon GSL Delaware Business Trust Collateral Fund (n)                                   22,318          22,318


U.S. Treasury Bills - 0.2%
  U.S. Treasury Bill, 3.435%, 12/08/05 (m)                                                    410             407

  Total Short Term Investments (cost $31,518)                                                              31,518
Total Investments - 110.5% (cost $220,766)                                                                247,367

Other Assets and Liabilities, Net -  (10.5%)                                                             (23,411)

Total Net Assets - 100%                                                                                  $223,956

JNL/Oppenheimer Global Growth Fund
Common Stocks - 97.2%
Advertising - 0.6%
  JC Decaux SA (b)                                                                             38            $838
  WPP Group Plc                                                                                82             831
                                                                                                            1,669
Aerospace & Defense - 4.1%
  Boeing Co.                                                                                   22           1,461
  Empresa Brasileira de Aeronautica SA - ADR                                                   73           2,818
  European Aeronautic Defence and Space Co. NV                                                 80           2,830
  Lockheed Martin Corp.                                                                        20           1,239
  Northrop Grumman Corp.                                                                       23           1,228
  Raytheon Co.                                                                                 44           1,669
                                                                                                           11,245
Apparel - 0.5%
  Coach Inc. (b)                                                                               45           1,405


Auto Manufacturers - 0.8%
  Toyota Motor Corp.                                                                           49           2,258


Banks - 6.8%
  Anglo Irish Bank Corp. Plc                                                                   97           1,324
  Australia & New Zealand Banking Group Ltd.                                                   34             630
  Credit Suisse Group                                                                          60           2,665
  HSBC Holdings PLC                                                                           150           2,438
  ICICI Bank Ltd. - ADR                                                                        53           1,485
  JPMorgan Chase & Co.                                                                         58           1,980
  Northern Trust Corp.                                                                         53           2,669
  Resona Holdings Inc. (b)                                                                      -           1,169
  Royal Bank of Scotland Group Plc                                                            139           3,933
                                                                                                           18,293
Beverages - 2.5%
  Cia de Bebidas das Americas - ADR                                                            42           1,575
  Grupo Modelo SA                                                                             302             977
  LVMH Louis Vuitton Moet Hennessy SA                                                          37           3,022
  Singapore Press Holdings Ltd.                                                               439           1,199
                                                                                                            6,773
Biotechnology - 3.1%
  Affymetrix Inc. (b) (l)                                                                      29           1,350
  Amgen Inc. (b)                                                                               35           2,773
  Eyetech Pharmaceuticals Inc. (b)                                                             39             706
  Genentech Inc. (b) (l)                                                                       20           1,659
  Genzyme Corp.                                                                                19           1,347
  Nektar Therapeutics (b) (e) (l) (p)                                                          21             321
                                                                                                            8,005
Computers - 1.1%
  International Business Machines Corp.                                                        26           2,048
  Sun Microsystems Inc. (b)                                                                   263           1,032
                                                                                                            3,080
Cosmetics & Personal Care - 1.8%
  Gillette Co.                                                                                 37           2,142
  Hindustan Lever Ltd.                                                                        394           1,623
  Shiseido Co. Ltd.                                                                            75           1,081
                                                                                                            4,846
Diversified Financial Services - 3.8%
  American Express Co.                                                                         45           2,556
  Citigroup Inc.                                                                               15             687
  Credit Saison Co. Ltd.                                                                       36           1,571
  Morgan Stanley                                                                               53           2,870
  Societe Generale - Class A                                                                   21           2,452
                                                                                                           10,136
Electric - 0.3%
  Energias de Portugal SA                                                                     266             743


Electrical Components & Equipment - 1.9%
  Emerson Electric Co.                                                                         24           1,723
  Fanuc Ltd.                                                                                   10             768
  Samsung Electronics Co. Ltd.                                                                  5           2,616
                                                                                                            5,107
Electronics - 3.2%
  Hoya Corp.                                                                                   17             558
  Hoya Corp. (b)                                                                               50           1,714
  Keyence Corp.                                                                                 5           1,250
  Koninklijke Philips Electronics NV                                                          113           2,989
  Murata Manufacturing Co. Ltd.                                                                38           2,124
                                                                                                            8,635
Engineering & Construction - 1.4%
  JGC Corp.                                                                                    36             658
  Technip SA                                                                                   53           3,116
                                                                                                            3,774
Food - 1.0%
  Cadbury Schweppes Plc                                                                       253           2,553


Gas - 0.5%
  Hong Kong & China Gas                                                                       596           1,230


Hand & Machine Tools - 0.3%
  Nidec Corp.                                                                                   6             375
  Nidec Corp. (b)                                                                               6             370
                                                                                                              745
Healthcare - 2.5%
  Boston Scientific Corp. (b)                                                                  52           1,215
  Cie Generale d'Optique Essilor International SA                                              13           1,115
  Medtronic Inc.                                                                               11             590
  Quest Diagnostics Inc.                                                                       42           2,113
  Smith & Nephew Plc                                                                          203           1,708
                                                                                                            6,741
Holding Companies - Diversified - 1.0%
  Fomento Economico Mexicano SA de CV                                                         218           1,521
  Hutchison Whampoa Ltd.                                                                      105           1,086
                                                                                                            2,607
Home Furnishings - 0.9%
  Sony Corp.                                                                                   74           2,438


Household Products - 1.7%
  Reckitt Benckiser Plc                                                                       152           4,643


Insurance - 3.3%
  ACE Ltd.                                                                                     49           2,317
  Allianz AG                                                                                   21           2,786
  Berkshire Hathaway Inc. (b)                                                                   1           1,502
  Everest Re Group Ltd.                                                                        10             940
  Manulife Financial Corp. (l)                                                                 25           1,353
                                                                                                            8,898
Internet - 1.9%
  Amazon.Com Inc. (b)                                                                          22             983
  eBay Inc. (b)                                                                                88           3,605
  Yahoo! Japan Corp.                                                                            -             274
  Yahoo! Japan Corp. (b)                                                                        -             278
                                                                                                            5,140
Investment Companies - 0.7%
  Investor AB - Class B                                                                        59             922
  Macquarie Airports                                                                          342             856
                                                                                                            1,778
Leisure Time - 0.6%
  Carnival Corp.                                                                               31           1,544


Manufacturing - 1.5%
  3M Corp.                                                                                     23           1,665
  Siemens AG                                                                                   30           2,324
                                                                                                            3,989
Media - 3.7%
  Grupo Televisa SA - ADR                                                                      33           2,352
  Pearson Plc                                                                                 129           1,498
  Sirius Satellite Radio Inc. (b) (l)                                                         493           3,232
  Television Broadcasts Ltd.                                                                  227           1,389
  Zee Telefilms Ltd.                                                                          340           1,336
                                                                                                            9,807
Office & Business Equipment - 0.3%
  Canon Inc.                                                                                   16             864


Oil & Gas Producers - 8.2%
  BP Plc - ADR                                                                                 39           2,743
  Burlington Resources Inc.                                                                    33           2,692
  Chevron Corp.                                                                                36           2,312
  ENI SpA                                                                                      45           1,330
  Fortum Oyj                                                                                   48             957
  GlobalSantaFe Corp.                                                                          57           2,596
  Husky Energy Inc.                                                                            80           4,422
  Total SA                                                                                      5           1,370
  Transocean Inc. (b)                                                                          61           3,709
                                                                                                           22,131
Oil & Gas Services - 0.1%
  Neste Oil OYJ (b)                                                                             8             296


Pharmaceuticals - 7.4%
  Amylin Pharmaceuticals Inc. (b) (l)                                                          12             414
  Chugai Pharmaceutical Co. Ltd.                                                               57           1,083
  Express Scripts Inc. (b)                                                                     25           1,530
  Gilead Sciences Inc.                                                                         53           2,584
  Novartis AG                                                                                  30           1,537
  Pfizer Inc.                                                                                  50           1,249
  Roche Holding AG                                                                             24           3,279
  Sanofi-Aventis                                                                               53           4,343
  Shionogi & Co. Ltd.                                                                         144           1,960
  Takeda Pharmaceutical Co. Ltd.                                                               11             673
  Wyeth                                                                                        28           1,287
                                                                                                           19,939
Retail - 4.2%
  Circuit City Stores Inc.                                                                     11             182
  DSG International Plc                                                                       453           1,203
  Gap Inc.                                                                                     40             701
  GUS Plc                                                                                      61             917
  Hennes & Mauritz AB - Class B                                                               137           4,899
  Inditex SA                                                                                   47           1,391
  Starbucks Corp. (b)                                                                          25           1,273
  Tiffany & Co.                                                                                19             740
                                                                                                           11,306
Semiconductors - 3.5%
  Advanced Micro Devices Inc. (b) (l)                                                         179           4,511
  Altera Corp. (b)                                                                             32             610
  Cree Inc. (b) (l)                                                                            52           1,306
  International Rectifier Corp. (b)                                                            24           1,091
  Silicon Laboratories Inc. (b) (l)                                                            12             374
  Taiwan Semiconductor Manufacturing Co. Ltd. - ADR                                           190           1,559
                                                                                                            9,451
Shipbuilding - 0.7%
  Hyundai Heavy Industries                                                                     24           1,751


Software - 6.2%
  Adobe Systems Inc.                                                                           48           1,421
  Cadence Design Systems Inc. (b) (l)                                                          68           1,100
  Infosys Technologies Ltd.                                                                    58           3,313
  Intuit Inc. (b)                                                                              27           1,205
  Microsoft Corp.                                                                             145           3,728
  Novell Inc. (b)                                                                             205           1,525
  SAP AG                                                                                       16           2,745
  Square Enix Co. Ltd.                                                                         29             813
  Trend Micro Inc.                                                                             26             806
                                                                                                           16,656
Telecommunications - 4.1%
  Contax Participacoes SA (b)                                                                  97              60
  France Telecom SA                                                                            69           1,984
  International Game Technology                                                                57           1,550
  KDDI Corp.                                                                                    1           3,242
  SK Telecom Co. Ltd. - ADR (l)                                                               120           2,619
  Tele Norte Leste Participacoes SA                                                            97           1,592
                                                                                                           11,047
Telecommunications Equipment - 6.5%
  Cisco Systems Inc. (b)                                                                       85           1,524
  Corning Inc. (b)                                                                            170           3,288
  Juniper Networks Inc. (b)                                                                    33             787
  Qualcomm Inc.                                                                                52           2,340
  Tandberg ASA                                                                                108           1,438
  Telefonaktiebolaget LM Ericsson - Class B                                                 2,194           8,006
                                                                                                           17,383
Tobacco - 0.3%
  Altria Group Inc.                                                                            10             737


Toys & Hobbies - 0.3%
  Nintendo Co. Ltd.                                                                             6             676


Transportation - 0.4%
  Peninsular and Oriental Steam Navigation Co.                                                188           1,107


Venture Capital - 0.4%
  3i Group Plc                                                                                 84           1,162


Wireless Telecommunications - 3.1%
  Vodafone Airtouch Plc                                                                     3,193           8,307

  Total Common Stocks (cost $207,760)                                                                     261,046
Preferred Stocks - 0.5%
Auto Manufacturers - 0.5%
  Porsche AG                                                                                    2           1,342

  Total Preferred Stocks (cost $961)                                                                        1,342
Short Term Investments - 16.3%
Money Market Funds - 2.7%
  Dreyfus Cash Management Plus Fund, 3.64% (a)                                              7,278           7,278


Securities Lending Collateral - 13.6%
  Mellon GSL Delaware Business Trust Collateral Fund                                       36,374          36,374

  Total Short Term Investments (cost $43,652)                                                              43,652
Total Investments - 114.0% (cost $252,373)                                                                306,040

Other Assets and Liabilities, Net -  (14.0%)                                                             (37,618)

Total Net Assets - 100%                                                                                  $268,422

JNL/Oppenheimer Growth Fund
Common Stocks - 98.2%
Aerospace & Defense - 0.9%
  General Dynamics Corp.                                                                        2            $203

Agriculture - 1.1%
  Monsanto Co.                                                                                  4             251


Apparel - 2.2%
  Nike Inc. - Class B                                                                           2             131
  Polo Ralph Lauren Corp.                                                                       6             302
  Urban Outfitters Inc. (b)                                                                     4             129
                                                                                                              562
Auto Manufacturers - 0.9%
  Oshkosh Truck Corp.                                                                           5             220


Auto Parts & Equipment - 1.1%
  Autoliv Inc.                                                                                  6             274


Beverages - 2.4%
  Coca-Cola Co.                                                                                 4             190
  PepsiCo Inc.                                                                                  8             437
                                                                                                              627
Biotechnology - 5.5%
  Amgen Inc. (b)                                                                                6             494
  Genentech Inc. (b)                                                                            7             598
  Genzyme Corp.                                                                                 5             337
                                                                                                            1,429
Computers - 7.3%
  Apple Computer Inc. (b)                                                                      10             525
  Cognizant Technology Solutions Corp. (b)                                                      6             270
  EMC Corp. (b)                                                                                62             806
  NAVTEQ Corp. (b)                                                                              4             216
  Sun Microsystems Inc. (b)                                                                    18              69
                                                                                                            1,886
Cosmetics & Personal Care - 2.4%
  Colgate-Palmolive Co.                                                                         5             269
  Gillette Co.                                                                                  1              41
  Proctor & Gamble Co.                                                                          5             315
                                                                                                              625
Diversified Financial Services - 3.7%
  American Express Co.                                                                          5             310
  Goldman Sachs Group Inc.                                                                      3             304
  Legg Mason Inc.                                                                               3             340
                                                                                                              954
Healthcare - 4.9%
  Guidant Corp.                                                                                 1              69
  Johnson & Johnson                                                                             5             297
  Kinetic Concepts Inc (b)                                                                      4             227
  Varian Medical Systems Inc. (b)                                                              17             668
                                                                                                            1,261
Home Furnishings - 0.9%
  Harman International Industries Inc.                                                          2             235


Insurance - 4.1%
  Aflac Inc.                                                                                    6             254
  American International Group Inc.                                                            13             812
                                                                                                            1,066
Internet - 6.4%
  eBay Inc. (b)                                                                                13             519
  Google Inc. - Class A (b)                                                                     2             570
  VeriSign Inc. (b)                                                                            10             209
  Yahoo! Inc. (b)                                                                              11             359
                                                                                                            1,657
Leisure Time - 0.9%
  Carnival Corp.                                                                                4             220


Manufacturing - 4.0%
  3M Corp.                                                                                      4             264
  General Electric Corp.                                                                       23             761
                                                                                                            1,025
Media - 2.1%
  Comcast Corp. - Class A (b)                                                                  10             300
  Walt Disney Co.                                                                              10             244
                                                                                                              543
Oil & Gas Producers - 4.5%
  Amerada Hess Corp.                                                                            3             344
  Apache Corp. (l)                                                                              4             293
  Noble Energy Inc.                                                                             5             253
  Transocean Inc. (b)                                                                           5             282
                                                                                                            1,172
Oil & Gas Services - 2.3%
  Halliburton Co.                                                                               6             411
  National Oilwell Varco Inc. (b)                                                               3             184
                                                                                                              594
Pharmaceuticals - 3.2%
  Alcon Inc.                                                                                    1             179
  Gilead Sciences Inc.                                                                          8             366
  Medimmune Inc. (b)                                                                            1              37
  Novartis AG - ADR                                                                             5             235
                                                                                                              817
Retail - 10.0%
  Best Buy Co. Inc.                                                                             6             244
  Chico's FAS Inc. (b)                                                                          8             276
  Kohl's Corp. (b)                                                                              7             331
  Staples Inc.                                                                                 29             614
  Starbucks Corp. (b)                                                                           6             316
  Target Corp.                                                                                 10             540
  Williams-Sonoma Inc. (b)                                                                      7             265
                                                                                                            2,586
Semiconductors - 5.5%
  Broadcom Corp. - Class A (b)                                                                  9             417
  Intel Corp.                                                                                   8             205
  International Rectifier Corp. (b)                                                             6             257
  Maxim Integrated Products Inc.                                                                7             277
  Texas Instruments Inc.                                                                        8             265
                                                                                                            1,421
Software - 9.5%
  Adobe Systems Inc.                                                                            9             272
  Autodesk Inc.                                                                                 7             307
  Mercury Interactive Corp. (b)                                                                 9             345
  Microsoft Corp.                                                                              48           1,225
  SAP AG - ADR                                                                                  7             316
                                                                                                            2,465
Storage/Warehousing - 1.0%
  UTI Worldwide Inc.                                                                            3             249


Telecommunications - 3.0%
  Amdocs Ltd. (b)                                                                               6             161
  NeuStar Inc. - Class A (b)                                                                    7             218
  Sprint Nextel Corp. (l)                                                                      12             278
                                                                                                              657
Telecommunications Equipment - 7.4%
  Avaya Inc. (b)                                                                               12             122
  Cisco Systems Inc. (b)                                                                       45             807
  Corning Inc. (b)                                                                             36             686
  Qualcomm Inc.                                                                                10             430
                                                                                                            2,045
Wireless Telecommunications - 1.4%
  Motorola Inc.                                                                                17             369

  Total Common Stocks (cost $22,651)                                                                       25,409
Short Term Investments - 2.7%
Money Market Funds - 1.4%
  Dreyfus Cash Management Plus Fund, 3.64% (a)                                                368             368


Securities Lending Collateral - 1.3%
  Mellon GSL Delaware Business Trust Collateral Fund                                          333             333

  Total Short Term Investments (cost $701)                                                                    701
Total Investments - 100.9% (cost $23,352)                                                                  26,110

Other Assets and Liabilities, Net -  (0.9%)                                                                 (244)

Total Net Assets - 100%                                                                                   $25,866

JNL/PIMCO Total Return Bond Fund
Preferred Stocks - 0.5%
Banks - 0.4%
  DG Funding Trust, 5.74% (b) (e)                                                               -          $2,126


Sovereign - 0.1%
  Fannie Mae, 7.00% (b) (g)                                                                     6             312

  Total Preferred Stocks (cost $2,387)                                                                      2,438
Corporate Bonds - 10.6%
Asset Backed Securities - 6.0%
  AAA Trust, 3.93%, 11/26/35 (e) (g)                                                        1,679           1,678
  Aames Mortgage Investments Trust, 3.91%, 07/25/35 (g)                                       144             144
  Amortizing Residential Collateral Trust, 4.12%, 07/25/32 (g)                                 15              15
  Bank of America Funding Corp., 4.12%, 05/25/35                                            1,137           1,124
  Bank of America Mortgage Securities, 6.50%, 10/25/31                                        377             386
  Bank of America Mortgage Securities, 6.50%, 09/25/33                                        137             138
  Bear Stearns Adjustable Rate Mortgage Trust, 4.38%, 11/25/30 (g)                             16              17
  Bear Stearns Adjustable Rate Mortgage Trust, 5.439%, 10/25/32 (g)                            19              19
  Bear Stearns Adjustable Rate Mortgage Trust, 5.35%, 02/25/33 (g)                            133             133
  Bear Stearns Adjustable Rate Mortgage Trust, 5.60%, 02/25/33 (g)                             78              78
  Bear Stearns Adjustable Rate Mortgage Trust, 5.08%, 04/25/33                                329             323
  Bear Stearns Adjustable Rate Mortgage Trust, 4.712%, 01/25/34 (g)                           891             870
  Bear Stearns Adjustable Rate Mortgage Trust, 0.00%, 11/25/35, TBA (c) (g)                 5,300           5,273
  Bear Stearns ALT-A Trust, 5.438%, 05/25/35 (g)                                            1,885           1,897
  Capital Auto Receivables Asset Trust, 3.78%, 06/15/06 (e) (g)                                65              65
  Carrington Mortgage Loan Trust, 3.91%, 06/25/35 (g)                                         449             449
  Citibank Omni-S Master Trust, 4.15%, 11/17/09 (g)                                         3,700           3,702
  Countrywide Home Loan Servicing LP, 4.10%, 05/25/34                                         680             679
  Credit-Based Asset Servicing And Securitization Corp., 4.15%, 06/25/32 (g)                   30              30
  Equity One Inc., 4.11%, 11/25/32 (g)                                                        220             220
  GSR Mortgage Loan Trust, 4.541%, 09/25/35                                                 5,300           5,242
  Household Home Equity Loan Trust, 4.15%, 10/20/32 (g)                                       526             526
  IMPAC Medical Systems Inc., 4.08%, 04/25/34 (g)                                             546             545
  IndyMac Bancorp. Inc., 6.57%, 01/25/32 (g)                                                    4               4
  Irwin Financial Corp., 4.21%, 06/25/21 (e) (g)                                               11              11
  Mellon Residential Funding Corp., 4.29%, 10/20/29 (g)                                       641             643
  Mellon Residential Funding Corp., 4.01%, 06/15/30 (g)                                     1,286           1,283
  Mid-State Trust, 8.33%, 04/01/30 (g)                                                         24              26
  Prime Mortgage Trust, 4.23%, 02/25/19 (g)                                                    72              72
  Prime Mortgage Trust, 4.23%, 02/25/34 (g)                                                   291             291
  Residential Asset Mortgage Products Inc., 4.08%, 02/25/34 (g)                             1,508           1,510
  Sequoia Mortgage Trust, 4.14%, 10/19/26 (g)                                                 364             364
  Small Business Administration Participants Certificates, 5.13%, 09/01/23                     89              90
  Small Business Administration Participants Certificates, 5.52%, 06/01/24                  1,805           1,864
  Structured Asset Securities Corp., 4.28%, 06/25/17 (g)                                       12              12
  Structured Asset Securities Corp., 4.31%, 03/25/31 (g)                                        4               4
  Structured Asset Securities Corp., 6.10%, 02/25/32 (g)                                        9               9
  Structured Asset Securities Corp., 4.12%, 09/19/32 (g)                                      440             441
  Structured Asset Securities Corp., 4.12%, 01/25/33 (g)                                       13              13
  Torrens Trust, 4.03%, 07/15/31 (e) (g)                                                       64              64
  Washington Mutual Inc., 5.39%, 02/25/31 (g)                                                  80              81
  Washington Mutual Inc., 5.13%, 10/25/32 (g)                                                 114             114
  Washington Mutual Inc., 0.00%, 11/25/35, TBA (c) (g)                                        700             700
  Washington Mutual Inc., 3.90%, 08/25/42 (g)                                               1,512           1,511
  Wells Fargo Mortgage Backed Securities, 4.00%, 06/25/19 (g)                                  40              40
                                                                                                           32,700
Auto Manufacturers - 0.5%
  DaimlerChrysler NA Holding Corp., 4.43%, 05/24/06 (g) (l)                                   900             903
  General Motors Acceptance Corp., 4.68%, 05/18/06 (g)                                      1,600           1,592
  General Motors Acceptance Corp., 4.67%, 03/20/07 (g)                                        300             294
                                                                                                            2,789
Banks - 0.9%
  China Development Bank, 5.00%, 10/15/15, TBA (c)                                            200             199
  Citigroup Global Markets Holdings Inc., 3.82%, 03/07/08 (g)                               1,700           1,699
  Export-Import Bank of China, 4.875%, 07/21/15 (e)                                           200             195
  HBOS Plc, 5.92%, 09/29/49 (e) (g)                                                           200             200
  HSBC Finance Corp., 4.00%, 09/15/08 (g)                                                     600             600
  Resona Bank Ltd., 5.85%, 09/29/49 (e) (g) (l)                                               300             296
  Sumitomo Mitsui Banking Corp., 5.625%, 07/29/49 (e)                                       1,500           1,493
                                                                                                            4,682
Diversified Financial Services - 2.4%
  American General Finance Corp., 4.00%, 03/23/07 (g)                                         300             300
  American International Group Inc., 5.05%, 10/01/15 (e)                                      200             199
  BNP Paribas, 5.19%, 06/29/49 (e) (g)                                                      1,500           1,473
  CS First Boston Mortgage Securities Corp., 4.27%, 03/25/32 (e) (g)                          268             269
  Ford Motor Credit Co., 6.875%, 02/01/06                                                   2,300           2,309
  Ford Motor Credit Co., 5.80%, 01/12/09                                                    4,100           3,826
  General Motors Acceptance Corp., 4.02%, 10/20/05 (g)                                      2,100           2,101
  GSAMP Trust, 4.02%, 10/25/33 (g)                                                            874             875
  Vendee Mortgage Trust, 6.50%, 09/15/24                                                    1,224           1,283
                                                                                                           12,635
Electronics - 0.0%
  Parker Hannifin Employee Stock Ownership Trust, 6.34%, 07/15/08 (e)                          82              84


Oil & Gas Producers - 0.1%
  Ras Laffan LNG III, 5.838%, 09/30/27 (e)                                                    500             501


Oil & Gas Services - 0.0%
  Petroleum Export Ltd., 5.265%, 06/15/11 (e)                                                 200             199


Pipelines - 0.5%
  EL Paso Corp., 8.05%, 10/15/30                                                            1,000           1,015
  EL Paso Corp., 7.80%, 08/01/31                                                            1,500           1,504
                                                                                                            2,519
Telecommunications - 0.2%
  Qwest Corp., 7.625%, 06/15/15 (e)                                                           900             919
  Sprint Capital Corp., 6.00%, 01/15/07                                                       100             102
                                                                                                            1,021

  Total Corporate Bonds (cost $56,199)                                                                     57,130
Government Securities - 85.0%
Asset Backed Securities - 0.1%
  Freddie Mac, 4.22%, 11/15/30 (g)                                                             14              14
  Small Business Administration Participants Certificates, 7.45%, 08/01/10                     25              27
  Small Business Administration Participants Certificates, 6.29%, 01/01/21                     65              68
                                                                                                              109
Banks - 0.1%
  Banque Cent De Tunisie, 7.50%, 08/06/09 (e)                                                 300             414


Sovereign - 5.4%
  Bundesschatzanweisungen, 2.75%, 12/16/05, TBA (c)                                         3,000           3,609
  Canadian Government, 5.75%, 06/01/33                                                        400             429
  Canadian Government Bond, 3.00%, 12/01/36                                                   208             236
  Dutch Treasury, 0.00%, 11/30/05 (k)                                                       1,100           1,318
  Federal Republic of Brazil, 10.50%, 07/14/14 (l)                                            400             484
  Federal Republic of Brazil, 8.00%, 01/15/18                                               3,700           3,918
  Federal Republic of Brazil, 8.875%, 10/14/19                                                100             109
  French Treasury, 0.00%, 01/05/06 (k)                                                      2,600           3,108
  German Treasury, 0.00%, 10/19/05 (k)                                                      3,300           3,962
  German Treasury, 0.00%, 01/18/06 (k)                                                      1,100           1,314
  Republic of Brazil, 4.25%, 04/15/06 (g)                                                      32              32
  Republic of Brazil, 9.76%, 06/29/09 (g)                                                     100             117
  Republic of Brazil, 4.313%, 04/15/12 (g)                                                    741             729
  Republic of Panama, 9.375%, 07/23/12                                                        200             242
  Republic of Panama, 9.375%, 01/16/23                                                        200             253
  Republic of Panama, 8.875%, 09/30/27                                                        200             244
  Republic of Peru, 9.125%, 02/21/12                                                          600             720
  Republic of Peru, 9.875%, 02/06/15                                                          600             767
  Republic of South Africa, 9.125%, 05/19/09                                                  100             114
  Russian Federation, (Step-Up Bond), 5.00%, 03/31/30                                       2,600           2,987
  United Mexican States, 0.00%, 06/30/06 (g)                                                6,886             141
  United Mexican States, 0.00%, 06/30/07 (g)                                                4,850             126
  United Mexican States, 8.375%, 01/14/11                                                     200             230
  United Mexican States, 6.375%, 01/16/13                                                     250             266
  United Mexican States, 8.125%, 12/30/19                                                     500             606
  United Mexican States, 8.00%, 09/24/22                                                      800             972
  United Mexican States, 8.30%, 08/15/31                                                    1,400           1,750
                                                                                                           28,783
Treasury Inflation Index Securities - 0.0%
  US Treasury Inflation Indexed Note, 3.375%, 01/15/07                                        100             128


U.S. Government Agencies - 75.5%
  Fannie Mae Grantor Trust, 3.84%, 11/28/35 (g)                                               376             376
  Federal Home Loan Mortgage Corp., 3.60%, 11/08/05 (f)                                     9,200           9,165
  Federal Home Loan Mortgage Corp., 3.59%, 12/12/05 (f)                                     4,500           4,468
  Federal Home Loan Mortgage Corp., 3.59%, 12/12/05 (f)                                     4,500           4,468
  Federal Home Loan Mortgage Corp., 3.70%, 12/12/05                                        28,400          28,190
  Federal Home Loan Mortgage Corp., 3.75%, 01/10/06 (f)                                     5,000           4,947
  Federal Home Loan Mortgage Corp., 6.00%, 03/01/16                                            19              19
  Federal Home Loan Mortgage Corp., 6.00%, 03/01/16                                            60              61
  Federal Home Loan Mortgage Corp., 6.00%, 03/01/16                                            57              59
  Federal Home Loan Mortgage Corp., 6.00%, 08/01/16                                            53              54
  Federal Home Loan Mortgage Corp., 5.00%, 11/01/18                                           744             743
  Federal Home Loan Mortgage Corp., 7.00%, 05/15/23                                           728             759
  Federal Home Loan Mortgage Corp., 5.496%, 07/01/27 (g)                                        5               5
  Federal Home Loan Mortgage Corp., 6.00%, 10/01/32                                           195             198
  Federal Home Loan Mortgage Corp., 6.00%, 10/01/32                                           148             151
  Federal Home Loan Mortgage Corp., 6.00%, 03/01/33                                           439             446
  Federal Home Loan Mortgage Corp., 5.50%, 07/01/33                                            20              20
  Federal Home Loan Mortgage Corp., 6.00%, 08/01/33                                           198             202
  Federal National Mortgage Association, 3.425%, 10/05/05                                  13,300          13,295
  Federal National Mortgage Association, 3.48%, 10/19/05                                    2,600           2,595
  Federal National Mortgage Association, 3.67%, 11/23/05 (f)                               10,800          10,742
  Federal National Mortgage Association, 3.36%, 11/30/05 (f)                                4,600           4,574
  Federal National Mortgage Association, 3.80%, 09/22/06 (g)                                1,700           1,699
  Federal National Mortgage Association, 5.50%, 11/01/13                                       15              15
  Federal National Mortgage Association, 5.50%, 03/01/16                                      173             176
  Federal National Mortgage Association, 6.00%, 04/01/16                                       70              72
  Federal National Mortgage Association, 6.00%, 04/01/16                                       65              67
  Federal National Mortgage Association, 6.00%, 04/01/16                                      100             103
  Federal National Mortgage Association, 6.00%, 05/01/16                                       88              91
  Federal National Mortgage Association, 6.00%, 08/01/16                                       41              42
  Federal National Mortgage Association, 6.00%, 09/01/16                                       32              33
  Federal National Mortgage Association, 6.00%, 11/01/16                                       56              58
  Federal National Mortgage Association, 6.00%, 11/01/16                                      102             105
  Federal National Mortgage Association, 5.50%, 12/01/16                                       51              52
  Federal National Mortgage Association, 5.50%, 12/01/16                                       30              31
  Federal National Mortgage Association, 5.50%, 12/01/16                                      215             218
  Federal National Mortgage Association, 5.50%, 12/01/16                                      106             108
  Federal National Mortgage Association, 5.50%, 01/01/17                                       22              22
  Federal National Mortgage Association, 5.50%, 01/01/17                                       49              50
  Federal National Mortgage Association, 5.50%, 01/01/17                                       59              60
  Federal National Mortgage Association, 6.00%, 02/01/17                                        6               6
  Federal National Mortgage Association, 6.00%, 02/01/17                                       26              27
  Federal National Mortgage Association, 5.50%, 03/01/17                                      136             139
  Federal National Mortgage Association, 6.00%, 03/01/17                                       38              39
  Federal National Mortgage Association, 6.00%, 03/01/17                                       33              34
  Federal National Mortgage Association, 6.00%, 03/01/17                                       96              99
  Federal National Mortgage Association, 6.00%, 04/01/17                                        8               8
  Federal National Mortgage Association, 6.00%, 04/01/17                                       24              25
  Federal National Mortgage Association, 6.00%, 04/01/17                                      104             107
  Federal National Mortgage Association, 6.00%, 05/01/17                                       13              14
  Federal National Mortgage Association, 6.00%, 05/01/17                                       21              21
  Federal National Mortgage Association, 5.50%, 10/01/17                                      100             102
  Federal National Mortgage Association, 6.00%, 10/01/17                                      120             123
  Federal National Mortgage Association, 5.50%, 11/01/17                                       67              68
  Federal National Mortgage Association, 5.50%, 11/01/17                                        7               7
  Federal National Mortgage Association, 5.00%, 05/01/18                                       23              23
  Federal National Mortgage Association, 5.00%, 06/01/18                                      428             428
  Federal National Mortgage Association, 5.00%, 08/01/18                                    2,052           2,047
  Federal National Mortgage Association, 5.00%, 09/01/18                                      495             494
  Federal National Mortgage Association, 5.00%, 09/01/18                                      322             321
  Federal National Mortgage Association, 5.00%, 09/01/18                                      264             264
  Federal National Mortgage Association, 5.00%, 10/01/18                                      609             607
  Federal National Mortgage Association, 5.00%, 01/01/19                                      704             703
  Federal National Mortgage Association, 5.00%, 02/01/19                                      278             277
  Federal National Mortgage Association, 5.00%, 04/01/19                                      595             594
  Federal National Mortgage Association, 5.00%, 06/01/19                                      477             476
  Federal National Mortgage Association, 5.00%, 06/01/19                                    1,304           1,301
  Federal National Mortgage Association, 5.00%, 10/01/19                                    1,381           1,377
  Federal National Mortgage Association, 5.00%, 10/01/19                                      836             834
  Federal National Mortgage Association, 4.50%, 11/01/19                                      493             484
  Federal National Mortgage Association, 5.00%, 12/01/19                                    1,883           1,879
  Federal National Mortgage Association, 5.00%, 12/01/19                                      413             412
  Federal National Mortgage Association, 4.50%, 02/01/20                                      461             452
  Federal National Mortgage Association, 5.00%, 07/01/20                                      490             489
  Federal National Mortgage Association, 5.00%, 10/01/20                                      510             509
  Federal National Mortgage Association, 5.50%, 11/01/32                                      824             825
  Federal National Mortgage Association, 5.50%, 11/01/32                                    1,038           1,039
  Federal National Mortgage Association, 5.50%, 11/01/32                                      838             838
  Federal National Mortgage Association, 5.50%, 11/01/32                                      151             151
  Federal National Mortgage Association, 5.50%, 01/01/33                                      809             809
  Federal National Mortgage Association, 6.00%, 03/01/33                                       73              74
  Federal National Mortgage Association, 5.00%, 04/25/33                                    1,392           1,361
  Federal National Mortgage Association, 5.50%, 06/01/33                                    1,788           1,787
  Federal National Mortgage Association, 5.50%, 08/01/33                                      762             762
  Federal National Mortgage Association, 5.50%, 10/01/33                                       28              28
  Federal National Mortgage Association, 5.50%, 11/01/33                                      774             774
  Federal National Mortgage Association, 5.50%, 11/01/33                                       33              33
  Federal National Mortgage Association, 5.50%, 11/01/33                                      382             382
  Federal National Mortgage Association, 5.50%, 11/01/33                                       23              23
  Federal National Mortgage Association, 5.50%, 11/01/33                                       30              30
  Federal National Mortgage Association, 5.50%, 12/01/33                                      566             566
  Federal National Mortgage Association, 5.50%, 12/01/33                                      376             376
  Federal National Mortgage Association, 5.50%, 01/01/34                                      117             117
  Federal National Mortgage Association, 5.50%, 02/01/34                                      884             884
  Federal National Mortgage Association, 5.50%, 02/01/34                                      560             560
  Federal National Mortgage Association, 5.50%, 02/01/34                                      435             435
  Federal National Mortgage Association, 5.50%, 03/01/34                                      631             631
  Federal National Mortgage Association, 5.50%, 03/01/34                                       44              44
  Federal National Mortgage Association, 5.50%, 03/01/34                                      457             457
  Federal National Mortgage Association, 5.50%, 03/01/34                                    2,815           2,815
  Federal National Mortgage Association, 5.50%, 04/01/34                                    7,345           7,348
  Federal National Mortgage Association, 5.50%, 04/01/34                                       23              23
  Federal National Mortgage Association, 5.50%, 04/01/34                                      509             509
  Federal National Mortgage Association, 5.50%, 05/01/34                                    1,658           1,659
  Federal National Mortgage Association, 5.50%, 06/01/34                                       59              59
  Federal National Mortgage Association, 5.50%, 06/01/34                                    2,744           2,743
  Federal National Mortgage Association, 5.50%, 06/01/34                                      457             457
  Federal National Mortgage Association, 5.50%, 06/01/34                                       24              24
  Federal National Mortgage Association, 5.50%, 07/01/34                                      183             183
  Federal National Mortgage Association, 5.50%, 07/01/34                                      751             751
  Federal National Mortgage Association, 5.50%, 09/01/34                                    3,513           3,513
  Federal National Mortgage Association, 5.50%, 10/01/34                                      945             945
  Federal National Mortgage Association, 5.50%, 11/01/34                                    1,648           1,648
  Federal National Mortgage Association, 5.50%, 11/01/34                                      330             330
  Federal National Mortgage Association, 6.50%, 11/01/34                                      381             392
  Federal National Mortgage Association, 5.50%, 12/01/34                                    9,302           9,302
  Federal National Mortgage Association, 5.50%, 12/01/34                                      833             834
  Federal National Mortgage Association, 5.50%, 01/01/35                                    8,747           8,746
  Federal National Mortgage Association, 5.50%, 02/01/35                                    1,858           1,858
  Federal National Mortgage Association, 5.50%, 02/01/35                                   24,906          24,908
  Federal National Mortgage Association, 5.50%, 02/01/35                                   14,475          14,476
  Federal National Mortgage Association, 5.50%, 02/01/35                                   11,280          11,281
  Federal National Mortgage Association, 5.50%, 02/01/35                                      402             402
  Federal National Mortgage Association, 5.50%, 02/01/35                                      493             493
  Federal National Mortgage Association, 5.50%, 02/01/35                                      921             921
  Federal National Mortgage Association, 5.50%, 02/01/35                                      217             217
  Federal National Mortgage Association, 5.50%, 02/01/35                                      284             284
  Federal National Mortgage Association, 5.50%, 03/01/35                                      937             937
  Federal National Mortgage Association, 5.50%, 03/01/35                                       43              43
  Federal National Mortgage Association, 5.50%, 03/01/35                                   13,677          13,675
  Federal National Mortgage Association, 5.50%, 03/01/35                                      480             481
  Federal National Mortgage Association, 5.50%, 03/01/35                                       28              28
  Federal National Mortgage Association, 5.50%, 04/01/35                                      755             755
  Federal National Mortgage Association, 5.50%, 04/01/35                                    6,788           6,787
  Federal National Mortgage Association, 5.50%, 04/01/35                                      262             261
  Federal National Mortgage Association, 5.50%, 05/01/35                                       86              86
  Federal National Mortgage Association, 5.50%, 05/01/35                                       64              64
  Federal National Mortgage Association, 5.50%, 05/01/35                                      455             455
  Federal National Mortgage Association, 5.50%, 05/01/35                                       57              57
  Federal National Mortgage Association, 5.50%, 05/01/35                                      477             477
  Federal National Mortgage Association, 5.50%, 05/01/35                                      470             470
  Federal National Mortgage Association, 5.50%, 06/01/35                                      463             463
  Federal National Mortgage Association, 5.50%, 06/01/35                                      274             274
  Federal National Mortgage Association, 5.50%, 08/01/35                                      726             726
  Federal National Mortgage Association, 5.50%, 10/13/35, TBA (c)                          68,500          68,457
  Federal National Mortgage Association, 5.00%, 11/01/35, TBA (c)                          84,000          82,215
  Federal National Mortgage Association, 4.265%, 09/01/40 (g)                                  75              76
  Federal National Mortgage Association, 6.50%, 12/25/42                                      189             195
  Federal National Mortgage Association, 4.18%, 03/25/44 (g)                                1,838           1,839
  FHA St Regis Nursing Home, 7.50%, 03/01/32                                                  194             192
  Freddie Mac, 4.50%, 03/15/34                                                              6,632           5,601
  Freddie Mac, 4.50%, 04/15/34                                                              6,607           5,646
  Government National Mortgage Association, 4.375%, 05/20/26 (g)                              178             179
  Government National Mortgage Association, 4.375%, 02/20/27 (g)                               18              18
  Government National Mortgage Association, 4.375%, 04/20/30 (g)                               44              45
  Government National Mortgage Association, 4.375%, 05/20/30 (g) (l)                           35              35
  Government National Mortgage Association, 3.75%, 02/20/32 (g)                               404             407
  Government National Mortgage Association, 4.00%, 02/20/32 (g)                               251             252
  RFCSP Strip Principal Only, 0.00%, 10/15/20 (k) (l)                                         400             195
                                                                                                          404,827
U.S. Treasury Securities - 4.1%
  U.S. Treasury Bond, 7.875%, 02/15/21 (l)                                                  4,600           6,257
  U.S. Treasury Bond, 8.125%, 05/15/21 (l)                                                  1,100           1,530
  U.S. Treasury Bond, 6.00%, 02/15/26 (l)                                                   7,600           8,963
  U.S. Treasury Bond, 6.625%, 02/15/27 (l)                                                    400             508
  U.S. Treasury Bond, 5.50%, 08/15/28 (l)                                                   1,000           1,124
  U.S. Treasury Note, 3.50%, 02/15/10 (l)                                                     200             194
  U.S. Treasury Note, 4.25%, 08/15/15, TBA (c)                                              3,300           3,279
                                                                                                           21,855

  Total Government Securities (cost $457,369)                                                             456,116
Municipals - 1.4%
  Illinois State Series A Municipal, 5.00%, 03/01/34                                          200             207
  Liberty Development Corp., 5.25%, 10/01/35, TBA (c)                                         200             223
  New York City Series J Municipal, 5.00%, 03/01/30                                           300             310
  New York City Water & Sewer - Class C, 5.00%, 06/15/31                                    3,200           3,342
  State of Texas, 6.90%, 04/01/35 (g)                                                         300             308
  Tobacco Settlement Financing Corp., 6.125%, 06/01/24                                        500             565
  Tobacco Settlement Financing Corp., 6.75%, 06/01/39                                       2,400           2,791

  Total Municipals (cost $7,217)                                                                            7,746
Short Term Investments - 39.0%
Commercial Paper - 32.4%
  Bank of Ireland, 3.68%, 11/14/05                                                          1,200           1,195
  Bank of Ireland, 3.76%, 12/13/05 (f)                                                     10,400          10,321
  Barclays Us Funding, 3.83%, 12/27/05                                                      1,700           1,684
  BNP Paribas, 3.87%, 10/03/05                                                             13,900          13,897
  Danske Corp., 3.605%, 11/04/05 (f)                                                        4,400           4,385
  Danske Corp., 3.625%, 11/07/05 (f)                                                        4,800           4,782
  Danske Corp., 3.68%, 11/14/05                                                               700             697
  Danske Corp., 3.76%, 12/15/05 (f)                                                         5,400           5,358
  Danske Corp., 3.78%, 12/23/05                                                               600             595
  DNB Nor Bank ASA, 3.59%, 11/18/05 (f)                                                    13,300          13,236
  DNB Nor Bank ASA, 3.595%, 11/21/05                                                          800             796
  DNB Nor Bank ASA, 3.78%, 12/22/05                                                         1,100           1,091
  DNB Nor Bank ASA, 3.795%, 12/23/05                                                          400             397
  GE Capital Corp., 3.55%, 10/20/05 (f)                                                     5,100           5,090
  GE Capital Corp., 3.62%, 11/02/05 (f)                                                     3,700           3,688
  GE Capital Corp., 3.70%, 11/15/05 (f)                                                     4,500           4,479
  Nordea North America, 3.68%, 11/14/05 (f)                                                10,500          10,453
  Rabobank USA Corp., 3.88%, 10/03/05                                                       5,100           5,099
  Rabobank USA Corp., 3.62%, 11/28/05                                                       1,200           1,193
  Rabobank USA Corp., 3.86%, 12/23/05 (f)                                                   9,900           9,812
  Royal Bank of Scotland, 3.70%, 11/16/05 (f)                                               4,700           4,678
  Royal Bank of Scotland, 3.74%, 12/01/05 (f)                                               7,800           7,751
  Skandi Ensk Bank, 3.505%, 10/12/05                                                        2,800           2,797
  Skandi Ensk Bank, 3.71%, 11/17/05 (f)                                                     5,700           5,672
  Societe Generale NA, 3.78%, 12/23/05 (f)                                                 14,100          13,977
  Societe Generale NA, 3.96%, 01/27/06 (f)                                                  2,100           2,073
  Swedbank D/N, 3.91%, 12/22/05 (f)                                                         7,500           7,433
  Total Financial Elf, 3.76%, 12/01/05                                                      1,700           1,689
  UBS Finance LLC, 3.86%, 10/03/05                                                            200             200
  UBS Finance LLC, 3.625%, 10/17/05                                                           300             300
  UBS Finance LLC, 3.59%, 11/21/05                                                          1,000             995
  UBS Finance LLC, 3.63%, 11/28/05                                                          1,900           1,889
  UBS Finance LLC, 3.635%, 11/28/05                                                         1,900           1,889
  UBS Finance LLC, 3.67%, 11/30/05 (f)                                                      2,700           2,682
  UBS Finance LLC, 3.945%, 01/26/06 (f)                                                     8,300           8,193
  Westpac Trust, 3.33%, 10/03/05 (f)                                                       12,900          12,897
                                                                                                          173,363
Money Market Funds - 1.2%
  Dreyfus Cash Management Plus Fund, 3.64% (a)                                              6,497           6,497


Securities Lending Collateral - 5.1%
  Mellon GSL Delaware Business Trust Collateral Fund                                       27,321          27,321


U.S. Treasury Bills - 0.3%
  U.S. Treasury Bill, 3.51%, 12/01/05 (m)                                                     550             547
  U.S. Treasury Bill, 3.43%, 12/15/05 (m)                                                   1,260           1,251
                                                                                                            1,798
  Total Short Term Investments (cost $208,979)                                                            208,979
Total Investments - 136.5% (cost $732,151)                                                                732,409

Other Assets and Liabilities, Net -  (36.5%)                                                            (195,969)

Total Net Assets - 100%                                                                                  $536,440

JNL/Putnam Equity Fund
Common Stocks - 100.0%
Advertising - 0.2%
  RH Donnelley Corp. (b)                                                                        7            $443


Aerospace & Defense - 0.1%
  L-3 Communicaitons Holdings Inc.                                                              5             372


Airlines - 1.2%
  JetBlue Airways Corp. (b) (l)                                                                47             834
  Southwest Airlines Co.                                                                       78           1,160
                                                                                                            1,994
Apparel - 0.5%
  Nike Inc. - Class B                                                                           9             760


Banks - 8.2%
  Bank of America Corp.                                                                       136           5,705
  Commerce Bancorp. Inc. (l)                                                                  108           3,302
  US Bancorp.                                                                                 141           3,959
                                                                                                           12,966
Building Materials - 1.1%
  Masco Corp.                                                                                  55           1,678


Chemicals - 0.3%
  Sherwin-Williams Co.                                                                         11             476


Commercial Services - 2.2%
  Accenture Ltd. (b)                                                                           28             703
  Apollo Group Inc. - Class A (b)                                                              22           1,427
  Cendant Corp.                                                                                63           1,304
                                                                                                            3,434
Computers - 7.2%
  Apple Computer Inc. (b)                                                                      56           2,981
  Dell Inc. (b)                                                                               135           4,607
  EMC Corp. (b)                                                                                99           1,276
  Hewlett-Packard Co.                                                                          85           2,481
                                                                                                           11,345
Cosmetics & Personal Care - 1.2%
  Avon Products Inc.                                                                           70           1,901


Diversified Financial Services - 11.2%
  Bear Stearns Cos. Inc.                                                                       19           2,074
  Capital One Financial Corp.                                                                  40           3,213
  Citigroup Inc.                                                                               41           1,853
  Countrywide Financial Corp.                                                                 129           4,254
  Fannie Mae                                                                                   60           2,667
  Freddie Mac                                                                                  31           1,773
  Lehman Brothers Holdings Inc.                                                                12           1,444
  MBNA Corp.                                                                                   18             441
                                                                                                           17,719
Electric - 0.6%
  AES Corp. (b)                                                                                54             879


Electronics - 0.9%
  Amphenol Corp. - Class A                                                                     16             625
  Parker Hannifin Corp.                                                                        13             810
                                                                                                            1,435
Food - 0.5%
  Red Robin Gourmet Burgers Inc. (b)                                                           17             775


Healthcare - 7.3%
  Aetna Inc.                                                                                   17           1,451
  Becton Dickinson & Co.                                                                       12             621
  HCA Inc.                                                                                     31           1,495
  Health Management Associates Inc.                                                            24             552
  Johnson & Johnson                                                                            69           4,361
  Lincare Holdings Inc. (b)                                                                     8             320
  Quest Diagnostics Inc.                                                                        3             172
  UnitedHealth Group Inc.                                                                      46           2,557
                                                                                                           11,529
Home Builders - 1.4%
  Lennar Corp.                                                                                 11             645
  NVR Inc. (b) (l)                                                                              2           1,550
                                                                                                            2,195
Insurance - 8.8%
  ACE Ltd.                                                                                     42           1,991
  American International Group Inc.                                                           118           7,299
  Everest Re Group Ltd.                                                                        31           2,986
  PMI Group Inc.                                                                               35           1,407
  Radian Group Inc.                                                                             6             324
                                                                                                           14,007
Internet - 3.9%
  eBay Inc. (b)                                                                                47           1,936
  Google Inc. - Class A (b)                                                                     4           1,266
  Symantec Corp. (b) (l)                                                                       50           1,143
  Yahoo! Inc. (b)                                                                              56           1,882
                                                                                                            6,227
Investment Companies - 0.8%
  SPDR Trust Series 1 (l)                                                                      10           1,192


Iron & Steel - 0.7%
  United States Steel Corp. (l)                                                                25           1,046


Leisure Time - 1.7%
  Harley-Davidson Inc. (l)                                                                     35           1,695
  Royal Caribbean Cruises Ltd.                                                                 25           1,071
                                                                                                            2,766
Lodging - 0.6%
  Las Vegas Sands Corp. (b)                                                                    29             968


Machinery - 1.6%
  Caterpillar Inc.                                                                             18           1,069
  Cummins Inc. (l)                                                                              7             598
  Whirlpool Corp.                                                                              11             796
                                                                                                            2,463
Manufacturing - 1.2%
  Tyco International Ltd.                                                                      69           1,932


Media - 1.2%
  McGraw-Hill Cos. Inc.                                                                        32           1,513
  XM Satellite Radio Holdings Inc. - Class A (b)                                               10             373
                                                                                                            1,887
Mining - 0.2%
  BHP Billiton Plc                                                                             23             369


Office & Business Equipment - 0.6%
  Xerox Corp. (b)                                                                              74           1,016


Oil & Gas Producers - 10.3%
  Amerada Hess Corp. (l)                                                                        5             715
  Chevron Corp.                                                                                35           2,285
  Devon Energy Corp.                                                                           18           1,201
  Exxon Mobil Corp.                                                                           104           6,621
  Marathon Oil Corp.                                                                           24           1,627
  Occidental Petroleum Corp.                                                                   24           2,016
  Valero Energy Corp.                                                                          11           1,244
  XTO Energy Inc.                                                                              14             620
                                                                                                           16,329
Pharmaceuticals - 5.3%
  Cardinal Health Inc.                                                                         17           1,098
  Express Scripts Inc. (b)                                                                     15             939
  Medco Health Solutions Inc. (b)                                                              24           1,338
  Pfizer Inc.                                                                                 158           3,939
  Teva Pharmaceutical Industries Ltd. - ADR                                                    28             936
  Watson Pharmaceuticals Inc. (b)                                                               4             153
                                                                                                            8,403
Retail - 8.9%
  Abercrombie & Fitch Co. - Class A                                                            13             643
  Autonation Inc. (b)                                                                          22             441
  Best Buy Co. Inc.                                                                            37           1,598
  Borders Group Inc.                                                                           18             401
  Federated Department Stores Inc.                                                             11             716
  Home Depot Inc.                                                                              77           2,952
  Kohl's Corp. (b)                                                                             15             748
  Lowe's Cos. Inc.                                                                             26           1,697
  Michaels Stores Inc.                                                                         23             754
  Office Depot Inc. (b)                                                                        15             434
  Petsmart Inc.                                                                                16             355
  Sears Holdings Corp. (b)                                                                      6             784
  Staples Inc.                                                                                 72           1,532
  Yum! Brands Inc.                                                                             22           1,070
                                                                                                           14,125
Savings & Loans - 1.1%
  Washington Mutual Inc.                                                                       44           1,722


Semiconductors - 0.4%
  Texas Instruments Inc.                                                                       18             600


Software - 4.5%
  Adobe Systems Inc.                                                                           44           1,313
  Fair Isaac Corp.                                                                             15             681
  Microsoft Corp.                                                                             116           2,990
  Oracle Corp. (b)                                                                            174           2,155
                                                                                                            7,139
Telecommunications Equipment - 1.9%
  Cisco Systems Inc. (b)                                                                      169           3,034


Tobacco - 2.2%
  Altria Group Inc.                                                                            40           2,982
  Loews Corp.                                                                                  14             551
                                                                                                            3,533

  Total Common Stocks (cost $148,432)                                                                     158,658
Short Term Investments - 7.6%
Money Market Funds - 0.0%
  Dreyfus Cash Management Plus Fund, 3.64% (a)                                                 40              40


Securities Lending Collateral - 7.5%
  Mellon GSL Delaware Business Trust Collateral Fund                                       11,977          11,977

  Total Short Term Investments (cost $12,017)                                                              12,017
Total Investments - 107.6% (cost $160,449)                                                                170,675

Other Assets and Liabilities, Net -  (7.6%)                                                              (12,024)

Total Net Assets - 100%                                                                                  $158,651

JNL/Putnam Midcap Growth Fund
Common Stocks - 97.8%
Advertising - 1.2%
  Getty Images Inc. (b)                                                                         4            $344
  Monster Worldwide Inc. (b)                                                                    1              34
                                                                                                              378
Aerospace & Defense - 1.5%
  L-3 Communicaitons Holdings Inc.                                                              6             474


Apparel - 2.1%
  Coach Inc. (b)                                                                               10             323
  Timberland Co. - Class A (b)                                                                  9             307
  VF Corp.                                                                                      2              99
                                                                                                              729
Biotechnology - 2.2%
  Charles River Laboratories International Inc. (b)                                             2              92
  Genzyme Corp.                                                                                 9             666
                                                                                                              758
Building Materials - 1.5%
  Vulcan Materials Co.                                                                          7             512


Commercial Services - 6.1%
  Alliance Data Systems Corp. (b)                                                               5             188
  Apollo Group Inc. - Class A (b)                                                               1              80
  Career Education Corp. (b)                                                                    1              46
  Corporate Executive Board Co.                                                                 4             335
  Equifax Inc.                                                                                 12             419
  Labor Ready Inc. (b)                                                                         10             244
  Moody's Corp.                                                                                 8             414
  Robert Half International Inc.                                                                4             146
  Strayer Education Inc.                                                                        2             212
                                                                                                            2,084
Computers - 2.3%
  Apple Computer Inc. (b)                                                                       8             424
  Logitech International SA (b)                                                                 3             140
  NAVTEQ Corp. (b)                                                                              1              51
  SanDisk Corp. (b)                                                                             4             183
                                                                                                              798
Distribution & Wholesale - 0.6%
  Building Material Holding Corp.                                                               2             205


Diversified Financial Services - 3.8%
  Bear Stearns Cos. Inc.                                                                        5             549
  Capital One Financial Corp. (l)                                                               1              80
  Nelnet Inc. - Class A (b)                                                                    13             479
  Providian Financial Corp. (b)                                                                12             207
                                                                                                            1,315
Electrical Components & Equipment - 0.3%
  Ametek Inc.                                                                                   3             107


Electronics - 0.7%
  Amphenol Corp. - Class A                                                                      6             238


Entertainment - 1.1%
  GTECH Holdings Corp.                                                                         12             394

Food - 0.4%
  Whole Foods Market Inc.                                                                       1             148


Forest Products & Paper - 0.5%
  Louisiana-Pacific Corp.                                                                       7             183


Hand & Machine Tools - 1.7%
  Black & Decker Corp.                                                                          7             583


Healthcare - 11.5%
  Advanced Medical Optics Inc. (b)                                                              -               -
  Coventry Health Care Inc. (b)                                                                 2             198
  CR Bard Inc.                                                                                  7             456
  Dade Behring Holdings Inc.                                                                    7             242
  Edwards Lifesciences Corp. (b)                                                               11             471
  Kindred Healthcare Inc. (b)                                                                   4             128
  Kinetic Concepts Inc (b)                                                                      2             136
  Laboratory Corp of America Holdings (b)                                                       9             419
  McKesson Corp.                                                                                8             380
  Quest Diagnostics Inc.                                                                        2              91
  Respironics Inc. (b)                                                                         10             413
  Sierra Health Services Inc. (b) (l)                                                           4             289
  St. Jude Medical Inc. (b)                                                                     6             276
  Varian Medical Systems Inc. (b)                                                              12             462
  WebMD Health Corp. - Class A (b)                                                              -               5
                                                                                                            3,966
Home Builders - 3.7%
  NVR Inc. (b) (l)                                                                              1             531
  Toll Brothers Inc. (b)                                                                        9             406
  USG Corp. (b) (l)                                                                             5             350
                                                                                                            1,287
Home Furnishings - 0.2%
  Harman International Industries Inc.                                                          1              82


Household Products - 1.4%
  Scotts Miracle-Gro Co.                                                                        1              97
  Toro Co.                                                                                      2              88
  Yankee Candle Co. Inc.                                                                       12             282
                                                                                                              467
Insurance - 1.9%
  Everest Re Group Ltd.                                                                         2             147
  First American Corp.                                                                          4             164
  WR Berkley Corp.                                                                              9             346
                                                                                                              657
Internet - 3.5%
  Homestore Inc. (b)                                                                            3              13
  InterActiveCorp (b) (l)                                                                      12             302
  McAfee Inc. (b)                                                                              16             514
  VeriSign Inc. (b) (l)                                                                         6             128
  Websense Inc. (b) (l)                                                                         5             261
                                                                                                            1,218
Investment Companies - 0.6%
  Nasdaq-100 Index Tracking Stock (l)                                                           6             221

Machinery - 4.0%
  Cummins Inc.                                                                                  3             246
  Graco Inc.                                                                                    6             206
  IDEX Corp. (l)                                                                                7             302
  JLG Industries Inc. (l)                                                                      11             384
  Terex Corp. (b)                                                                               4             208
  UNOVA Inc. (b)                                                                                1              17
                                                                                                            1,363
Media - 1.3%
  DreamWorks Animation SKG Inc. (b)                                                             3              86
  XM Satellite Radio Holdings Inc. - Class A (b)                                               10             352
                                                                                                              438
Metal Fabrication & Hardware - 0.5%
  Precision Castparts Corp.                                                                     3             181


Mining - 1.4%
  Phelps Dodge Corp.                                                                            4             494


Oil & Gas Producers - 8.5%
  Amerada Hess Corp.                                                                            2             248
  Burlington Resources Inc.                                                                    10             773
  Frontier Oil Corp. (l)                                                                        9             395
  Newfield Exploration Co. (b)                                                                 13             633
  Sunoco Inc.                                                                                  10             805
  Valero Energy Corp.                                                                           -              53
                                                                                                            2,907
Oil & Gas Services - 1.7%
  BJ Services Co.                                                                              17             597


Pharmaceuticals - 3.9%
  Allergan Inc.                                                                                 5             421
  Barr Laboratories Inc.                                                                        5             280
  Clegene Corp. (b) (l)                                                                         2             130
  Express Scripts Inc. (b)                                                                      3             187
  Kos Pharmaceuticals Inc. (b)                                                                  5             328
                                                                                                            1,346
Retail - 6.9%
  Abercrombie & Fitch Co. - Class A                                                             2              80
  American Eagle Outfitters Inc.                                                               18             431
  Claire's Stores Inc.                                                                         24             582
  Darden Restaurants Inc.                                                                       5             152
  Michaels Stores Inc.                                                                         15             503
  Staples Inc.                                                                                 29             619
                                                                                                            2,367
Semiconductors - 6.3%
  Altera Corp. (b)                                                                             14             273
  Broadcom Corp. - Class A (b)                                                                 14             652
  Lam Research Corp. (b)                                                                        9             265
  Linear Technology Corp.                                                                       5             195
  National Semiconductor Corp.                                                                 25             644
  Silicon Laboratories Inc. (b) (l)                                                             4             125
                                                                                                            2,154
Software - 7.2%
  Acxiom Corp.                                                                                  3              52
  Adobe Systems Inc.                                                                           14             418
  BMC Software Inc. (b)                                                                        13             279
  Citrix Systems Inc. (b)                                                                      16             400
  Emulex Corp. (b)                                                                              4              71
  Fair Isaac Corp.                                                                             14             618
  Hyperion Solutions Corp. (b)                                                                  2              88
  Mercury Interactive Corp. (b)                                                                 3             103
  Pixar (b)                                                                                     6             285
  Take-Two Interactive Software Inc. (b)                                                        7             151
                                                                                                            2,465
Telecommunications - 0.3%
  West Corp. (b)                                                                                3              93


Telecommunications Equipment - 2.7%
  Harris Corp.                                                                                  5             192
  Network Appliance Inc. (b)                                                                    9             211
  Scientific-Atlanta Inc.                                                                      14             510
                                                                                                              913
Tobacco - 0.9%
  UST Inc.                                                                                      7             297


Toys & Hobbies - 0.9%
  Marvel Entertainment Inc. (b) (l)                                                            18             320


Transportation - 2.5%
  CNF Inc.                                                                                      9             452
  Overseas Shipholding Group                                                                    7             397
                                                                                                              849

  Total Common Stocks (cost $28,862)                                                                       33,588
Short Term Investments - 9.8%
Money Market Funds - 0.1%
  Dreyfus Cash Management Plus Fund, 3.64% (a)                                                 35              35


Securities Lending Collateral - 9.7%
  Mellon GSL Delaware Business Trust Collateral Fund                                        3,326           3,326

  Total Short Term Investments (cost $3,361)                                                                3,361
Total Investments - 107.6% (cost $32,223)                                                                  36,949

Other Assets and Liabilities, Net -  (7.6%)                                                               (2,602)

Total Net Assets - 100%                                                                                   $34,347

JNL/Putnam Value Equity Fund
Common Stocks - 98.2%
Aerospace & Defense - 1.8%
  Boeing Co.                                                                                   18          $1,210
  Lockheed Martin Corp.                                                                        37           2,246
                                                                                                            3,456
Banks - 3.8%
  Bank of America Corp.                                                                       120           5,039
  US Bancorp.                                                                                  75           2,092
                                                                                                            7,131
Beverages - 0.5%
  Coca-Cola Co.                                                                                23           1,011

Building Materials - 1.8%
  Masco Corp.                                                                                  77           2,362
  Vulcan Materials Co.                                                                         15           1,113
                                                                                                            3,475
Chemicals - 1.4%
  Dow Chemical Co.                                                                             21             879
  PPG Industries Inc.                                                                          12             716
  Sherwin-Williams Co.                                                                         25           1,102
                                                                                                            2,697
Commercial Services - 2.2%
  Cendant Corp.                                                                               129           2,669
  RR Donnelley & Sons Co.                                                                      38           1,412
                                                                                                            4,081
Computers - 5.2%
  Dell Inc. (b)                                                                                61           2,093
  Hewlett-Packard Co.                                                                         119           3,469
  International Business Machines Corp.                                                        53           4,212
                                                                                                            9,774
Cosmetics & Personal Care - 1.1%
  Estee Lauder Cos. Inc.                                                                       32           1,128
  Proctor & Gamble Co.                                                                         16             945
                                                                                                            2,073
Diversified Financial Services - 9.9%
  Capital One Financial Corp.                                                                  22           1,749
  Citigroup Inc.                                                                              151           6,874
  Countrywide Financial Corp.                                                                  61           2,005
  Fannie Mae                                                                                   25           1,125
  Freddie Mac                                                                                  52           2,919
  Lehman Brothers Holdings Inc.                                                                21           2,423
  Merrill Lynch & Co. Inc. (l)                                                                 26           1,595
                                                                                                           18,690
Electric - 3.3%
  Alliant Energy Corp.                                                                         25             714
  American Electric Power Co. Inc.                                                             16             647
  Constellation Energy Group Inc.                                                              18           1,103
  Exelon Corp.                                                                                 28           1,486
  PG&E Corp.                                                                                   59           2,307
                                                                                                            6,257
Electronics - 1.0%
  Parker Hannifin Corp.                                                                        28           1,820


Food - 1.9%
  Archer-Daniels-Midland Co.                                                                   16             387
  General Mills Inc.                                                                           26           1,229
  Pilgrim's Pride Corp. - Class B                                                              15             550
  Supervalu Inc.                                                                               43           1,329
                                                                                                            3,495
Forest Products & Paper - 1.0%
  Weyerhaeuser Co.                                                                             27           1,870


Gas - 1.0%
  Sempra Energy                                                                                40           1,859


Healthcare - 5.2%
  Becton Dickinson & Co.                                                                       33           1,704
  Boston Scientific Corp. (b)                                                                  94           2,201
  HCA Inc.                                                                                     34           1,629
  Johnson & Johnson                                                                            68           4,297
                                                                                                            9,831
Home Builders - 0.9%
  Lennar Corp. (l)                                                                             16             968
  NVR Inc. (b) (l)                                                                              1             650
                                                                                                            1,618
Insurance - 8.8%
  ACE Ltd.                                                                                     64           3,008
  Chubb Corp.                                                                                  28           2,507
  Cigna Corp.                                                                                  16           1,862
  Everest Re Group Ltd.                                                                        14           1,410
  Hartford Financial Services Group Inc.                                                       27           2,076
  MetLife Inc.                                                                                 38           1,879
  WR Berkley Corp.                                                                             59           2,316
  XL Capital Ltd. - Class A                                                                    21           1,448
                                                                                                           16,506
Iron & Steel - 0.6%
  United States Steel Corp. (l)                                                                26           1,088


Leisure Time - 1.8%
  Brunswick Corp.                                                                              57           2,162
  Royal Caribbean Cruises Ltd.                                                                 27           1,171
                                                                                                            3,333
Machinery - 0.6%
  Cummins Inc. (l)                                                                              3             229
  Whirlpool Corp.                                                                              13             977
                                                                                                            1,206
Manufacturing - 1.8%
  Ingersoll-Rand Co. Ltd. - Class A                                                            29           1,109
  Tyco International Ltd.                                                                      84           2,351
                                                                                                            3,459
Media - 1.8%
  Comcast Corp. - Class A (b)                                                                  41           1,199
  McGraw-Hill Cos. Inc.                                                                        23           1,095
  Viacom Inc. - Class B                                                                        13             439
  Walt Disney Co.                                                                              28             666
                                                                                                            3,399
Office & Business Equipment - 0.9%
  Xerox Corp. (b) (l)                                                                         124           1,691


Oil & Gas Producers - 13.0%
  Amerada Hess Corp. (l)                                                                       15           2,090
  Burlington Resources Inc.                                                                    18           1,488
  Chevron Corp.                                                                                94           6,091
  Devon Energy Corp.                                                                           14             934
  Exxon Mobil Corp.                                                                           139           8,826
  Marathon Oil Corp.                                                                           40           2,723
  Pride International Inc. (b)                                                                 32             924
  Sunoco Inc.                                                                                  18           1,384
                                                                                                           24,460
Oil & Gas Services - 0.5%
  Cooper Cameron Corp. (b)                                                                     13             961


Packaging & Containers - 0.1%
  Ball Corp.                                                                                    2              85
  Crown Holdings Inc. (b)                                                                       9             139
                                                                                                              224
Pharmaceuticals - 7.1%
  AmerisourceBergen Corp.                                                                      22           1,716
  Barr Laboratories Inc.                                                                       13             736
  Cardinal Health Inc.                                                                         39           2,449
  Eli Lilly & Co.                                                                              11             583
  Pfizer Inc.                                                                                 225           5,621
  Watson Pharmaceuticals Inc. (b)                                                              15             542
  Wyeth                                                                                        39           1,795
                                                                                                           13,442
Retail - 3.8%
  Best Buy Co. Inc.                                                                            23           1,019
  Lowe's Cos. Inc.                                                                             23           1,494
  McDonald's Corp.                                                                             60           2,006
  Office Depot Inc. (b)                                                                        46           1,372
  Rite Aid Corp. (b) (l)                                                                      301           1,169
                                                                                                            7,060
Semiconductors - 2.5%
  Intel Corp.                                                                                 188           4,644


Software - 2.8%
  Fiserv Inc. (b)                                                                              22             995
  Microsoft Corp.                                                                             104           2,663
  Oracle Corp. (b)                                                                            123           1,529
                                                                                                            5,187
Telecommunications - 2.7%
  Sprint Nextel Corp.                                                                         105           2,487
  Verizon Communications Inc.                                                                  79           2,576
                                                                                                            5,063
Telecommunications Equipment - 1.2%
  Cisco Systems Inc. (b)                                                                      131           2,342


Tobacco - 3.8%
  Altria Group Inc.                                                                            91           6,693
  Loews Corp.                                                                                  10             396
                                                                                                            7,089
Transportation - 1.1%
  Norfolk Southern Corp.                                                                       29           1,156
  Yellow Roadway Corp. (b)                                                                     24             986
                                                                                                            2,142
Wireless Telecommunications - 1.3%
  Motorola Inc.                                                                               111           2,445

  Total Common Stocks (cost $164,997)                                                                     184,880
Short Term Investments - 8.7%
Money Market Funds - 0.0%
  Dreyfus Cash Management Plus Fund, 3.64% (a)                                                 11              11


Repurchase Agreement - 2.1%
  Repurchase Agreement with Bank of America Securities, 3.80%
       (Collateralized by $3,600 Federal National Mortgage
        Association, 6.125%, due 03/15/12, market value $3,911)
        acquired on 09/30/05, due 10/01/05 at $3,843                                        3,843           3,843


Securities Lending Collateral - 6.6%
  Mellon GSL Delaware Business Trust Collateral Fund                                       12,465          12,465

  Total Short Term Investments (cost $16,319)                                                              16,319
Total Investments - 106.9% (cost $181,316)                                                                201,199

Other Assets and Liabilities, Net -  (6.9%)                                                              (13,074)

Total Net Assets - 100%                                                                                  $188,125

JNL/S&P Managed Aggressive Growth Fund
Mutual Funds - 100.1%
Equity Funds - 100.1%
  JNL/AIM Large Cap Growth Fund (n)                                                         5,815         $70,248
  JNL/AIM Real Estate Fund (n)                                                              1,292          14,508
  JNL/Alger Growth Fund (n)                                                                 2,053          34,878
  JNL/Eagle Core Equity Fund (n)                                                            2,611          39,290
  JNL/Eagle Smallcap Equity Fund (n)                                                        1,293          26,239
  JNL/FMR Capital Growth Fund (n)                                                           1,679          27,596
  JNL/Franklin Templeton Small Cap Value Fund (n)                                           2,182          23,671
  JNL/Goldman Sachs Mid Cap Value Fund (n)                                                  2,105          23,829
  JNL/JPMorgan International Equity Fund (n)                                                1,753          20,511
  JNL/JPMorgan International Value Fund (n)                                                 3,581          37,274
  JNL/Lazard Mid Cap Value Fund (n)                                                           780          12,139
  JNL/Lazard Small Cap Value Fund (n)                                                       1,193          17,270
  JNL/Oppenheimer Global Growth Fund (n)                                                    3,141          40,743
  JNL/Putnam Equity Fund (n)                                                                  463           8,962
  JNL/Select Global Growth Fund (n)                                                         1,437          27,352
  JNL/Select Large Cap Growth Fund (n)                                                        514          10,268
  JNL/Select Value Fund (n)                                                                 2,384          42,419
  JNL/T.Rowe Price Established Growth Fund (n)                                              3,947          73,852
  JNL/T.Rowe Price Mid-Cap Growth Fund (n)                                                  1,318          40,204
  JNL/T.Rowe Price Value Fund (n)                                                           4,426          61,962

Money Market Fund - 0.0%
  JNL/Select Money Market Fund (n)                                                            106             106

  Total Mutual Funds (cost $563,540)                                                                      653,321

Total Investments - 100.1% (cost $563,540)                                                                653,321

Other Assets and Liabilities, Net -  (0.1%)                                                                 (917)

Total Net Assets - 100%                                                                                  $652,404

JNL/S&P Managed Conservative Fund
Mutual Funds - 99.8%
Equity Funds - 29.9%
  JNL/AIM Large Cap Growth Fund (n)                                                           330          $3,986
  JNL/AIM Real Estate Fund (n)                                                                188           2,114
  JNL/Eagle Core Equity Fund (n)                                                              124           1,873
  JNL/Putnam Equity Fund (n)                                                                  107           2,068
  JNL/Select Value Fund (n)                                                                   211           3,751
  JNL/T.Rowe Price Established Growth Fund (n)                                                200           3,744
  JNL/T.Rowe Price Value Fund (n)                                                             260           3,643
                                                                                                           21,179
Fixed Income Funds - 49.9%
  JNL/PIMCO Total Return Bond Fund (n)                                                      1,449          17,703
  JNL/Salomon Brothers High Yield Bond Fund (n)                                               409           3,505
  JNL/Salomon Brothers Strategic Bond Fund (n)                                                918          10,751
  JNL/Salomon Brothers U.S. Government & Quality Bond Fund (n)                                303           3,491
                                                                                                           35,450
Money Market Fund - 20.0%
  JNL/Select Money Market Fund (n)                                                         14,209          14,209

  Total Mutual Funds (cost $69,641)                                                                        70,838
Total Investments - 99.8% (cost $69,641)                                                                   70,838

Other Assets and Liabilities, Net - 0.2%                                                                      149

Total Net Assets - 100%                                                                                   $70,987

JNL/S&P Managed Growth Fund
Mutual Funds - 100.0%
Equity Funds - 88.7%
  JNL/AIM Large Cap Growth Fund (n)                                                         8,158         $98,545
  JNL/AIM Real Estate Fund (n)                                                              1,436          16,125
  JNL/Alger Growth Fund (n)                                                                 2,163          36,749
  JNL/Eagle Core Equity Fund (n)                                                            4,097          61,660
  JNL/Eagle Smallcap Equity Fund (n)                                                        1,603          32,544
  JNL/FMR Capital Growth Fund (n)                                                           1,962          32,260
  JNL/Franklin Templeton Small Cap Value Fund (n)                                           1,961          21,272
  JNL/Goldman Sachs Mid Cap Value Fund (n)                                                  2,506          28,368
  JNL/JPMorgan International Equity Fund (n)                                                2,776          32,477
  JNL/JPMorgan International Value Fund (n)                                                 3,270          34,041
  JNL/Lazard Mid Cap Value Fund (n)                                                           829          12,903
  JNL/Lazard Small Cap Value Fund (n)                                                       1,656          23,979
  JNL/Oppenheimer Global Growth Fund (n)                                                    5,114          66,332
  JNL/Putnam Equity Fund (n)                                                                  535          10,338
  JNL/Select Global Growth Fund (n)                                                         1,658          31,547
  JNL/Select Large Cap Growth Fund (n)                                                        931          18,609
  JNL/Select Value Fund (n)                                                                 4,014          71,412
  JNL/T.Rowe Price Established Growth Fund (n)                                              6,627         123,997
  JNL/T.Rowe Price Mid-Cap Growth Fund (n)                                                  2,205          67,266
  JNL/T.Rowe Price Value Fund (n)                                                           7,173         100,427
                                                                                                          920,851
Fixed Income Funds - 10.3%
  JNL/PIMCO Total Return Bond Fund (n)                                                      4,338          53,012
  JNL/Salomon Brothers High Yield Bond Fund (n)                                               346           2,972
  JNL/Salomon Brothers Strategic Bond Fund (n)                                              4,347          50,908
                                                                                                          106,892
Money Market Fund - 1.0%
  JNL/Select Money Market Fund (n)                                                         10,454          10,454

  Total Mutual Funds (cost $917,652)                                                                    1,038,197
Total Investments - 100.0% (cost $917,652)                                                              1,038,197

Other Assets and Liabilities, Net - 0.0%                                                                     (16)

Total Net Assets - 100%                                                                                $1,038,181

JNL/S&P Managed Moderate Fund
Mutual Funds - 100.0%
Equity Funds - 50.1%
  JNL/AIM Large Cap Growth Fund (n)                                                           742          $8,958
  JNL/AIM Real Estate Fund (n)                                                                334           3,750
  JNL/Eagle Core Equity Fund (n)                                                              279           4,198
  JNL/FMR Capital Growth Fund (n)                                                             234           3,839
  JNL/Franklin Templeton Small Cap Value Fund (n)                                             185           2,010
  JNL/Goldman Sachs Mid Cap Value Fund (n)                                                     60             679
  JNL/JPMorgan International Equity Fund (n)                                                  214           2,509
  JNL/JPMorgan International Value Fund (n)                                                   251           2,609
  JNL/Lazard Small Cap Value Fund (n)                                                          43             627
  JNL/Oppenheimer Global Growth Fund (n)                                                       99           1,285
  JNL/Putnam Equity Fund (n)                                                                  171           3,308
  JNL/Select Value Fund (n)                                                                   379           6,736
  JNL/T.Rowe Price Established Growth Fund (n)                                                462           8,651
  JNL/T.Rowe Price Mid-Cap Growth Fund (n)                                                    127           3,881
  JNL/T.Rowe Price Value Fund (n)                                                             692           9,683
                                                                                                           62,723
Fixed Income Funds - 34.8%
  JNL/PIMCO Total Return Bond Fund (n)                                                      1,528          18,675
  JNL/Salomon Brothers High Yield Bond Fund (n)                                               715           6,134
  JNL/Salomon Brothers Strategic Bond Fund (n)                                              1,081          12,655
  JNL/Salomon Brothers U.S. Government & Quality Bond Fund (n)                                530           6,108
                                                                                                           43,572
Money Market Fund - 15.1%
  JNL/Select Money Market Fund (n)                                                         18,886          18,886

  Total Mutual Funds (cost $121,823)                                                                      125,181
Total Investments - 100.0% (cost $121,823)                                                                125,181

Other Assets and Liabilities, Net - 0.0%                                                                       24

Total Net Assets - 100%                                                                                  $125,205

JNL/S&P Managed Moderate Growth Fund
Mutual Funds - 99.9%
Equity Funds - 69.8%
  JNL/AIM Large Cap Growth Fund (n)                                                         6,791         $82,033
  JNL/AIM Real Estate Fund (n)                                                              1,280          14,371
  JNL/Alger Growth Fund (n)                                                                   710          12,070
  JNL/Eagle Core Equity Fund (n)                                                            2,580          38,826
  JNL/Eagle Smallcap Equity Fund (n)                                                          651          13,211
  JNL/FMR Capital Growth Fund (n)                                                           1,543          25,368
  JNL/Franklin Templeton Small Cap Value Fund (n)                                           1,014          11,005
  JNL/Goldman Sachs Mid Cap Value Fund (n)                                                    839           9,502
  JNL/JPMorgan International Equity Fund (n)                                                2,082          24,360
  JNL/JPMorgan International Value Fund (n)                                                 2,449          25,497
  JNL/Lazard Mid Cap Value Fund (n)                                                           489           7,621
  JNL/Lazard Small Cap Value Fund (n)                                                         543           7,856
  JNL/Oppenheimer Global Growth Fund (n)                                                    2,646          34,321
  JNL/Putnam Equity Fund (n)                                                                  414           8,001
  JNL/Select Value Fund (n)                                                                 2,499          44,463
  JNL/T.Rowe Price Established Growth Fund (n)                                              4,369          81,752
  JNL/T.Rowe Price Mid-Cap Growth Fund (n)                                                  1,387          42,306
  JNL/T.Rowe Price Value Fund (n)                                                           5,610          78,534
                                                                                                          561,097
Fixed Income Funds - 24.7%
  JNL/PIMCO Total Return Bond Fund (n)                                                      7,655          93,544
  JNL/Salomon Brothers High Yield Bond Fund (n)                                             2,925          25,094
  JNL/Salomon Brothers Strategic Bond Fund (n)                                              4,754          55,670
  JNL/Salomon Brothers U.S. Government & Quality Bond Fund (n)                              2,114          24,373
                                                                                                          198,681
Money Market Fund - 5.4%
  JNL/Select Money Market Fund (n)                                                         43,489          43,489

  Total Mutual Funds (cost $731,126)                                                                      803,267
Total Investments - 99.9% (cost $731,126)                                                                 803,267

Other Assets and Liabilities, Net - 0.1%                                                                      452

Total Net Assets - 100%                                                                                  $803,719

JNL/Salomon Brothers High Yield Bond Fund
Common Stocks - 0.4%
Beverages - 0.0%
  Applied Extrusion Technologies Inc. (b) (l) (p)                                               3             $35


Computers - 0.0%
  Axiohm Transaction Solutions Inc. (b) (p)                                                     1               -


Food - 0.0%
  VFB LLC (b) (p)                                                                              79               3


Home Furnishings - 0.0%
  Mattress Discounter Restricted (b) (p)                                                        1               -


Household Products - 0.0%
  Continental AFA Dispensing Co. (b) (p)                                                        4              24


Machinery - 0.0%
  Terex Corp. (b)                                                                               -              12


Media - 0.1%
  Liberty Global Inc. (b)                                                                       2              55


Telecommunications - 0.2%
  Manitoba Telecom Services Inc. (p)                                                            1              21
  NTL Inc. (b)                                                                                  3             232
  Telewest Global Inc. (b)                                                                     10             227
                                                                                                              480
Wireless Telecommunications - 0.1%
  American Tower Corp.                                                                         16             395

  Total Common Stocks (cost $1,022)                                                                         1,004
Preferred Stocks - 0.1%
Telecommunications - 0.1%
  Alamosa Holdings Inc., 7.50%, 07/31/13 (b)                                                    -             163


Telecommunications Equipment - 0.0%
  Liberty Global Inc. - Class A (b)                                                             2              58

  Total Preferred Stocks (cost $68)                                                                           221
Warrants - 0.0%
Home Furnishings - 0.0%
  Mattress Discounters Corp., Strike Price $0.01, Expiring 07/15/07 (e) (p)                     -               -

Telecommunications - 0.0%
  Minorplanet Systems USA Inc., Strike Price $240.625, Expiring 09/15/05 (e) (p)                2               -


Textiles - 0.0%
    Pillowtex Corp., Strike Price $28.99, Expiring 11/24/09                                     1               -


Wireless Telecommunications - 0.0%
    American Tower Corp., Strike Price $0.01, Expiring 08/01/08 (e)            -                               12

  Total Warrants (cost $7)                                                                                     12
Corporate Bonds - 95.2%
Advertising - 0.8%
  RH Donnelley Finance Corp. I, 8.875%, 12/15/10 (e)                                          550             590
  RH Donnelley Finance Corp. I, 10.875%, 12/15/12 (e)                                       1,075           1,207
  Vertis Inc., 9.75%, 04/01/09                                                                500             516
                                                                                                            2,313
Aerospace & Defense - 1.7%
  Alliant Techsystems Inc., 8.50%, 05/15/11                                                   500             526
  L-3 Communications Corp., 7.625%, 06/15/12                                                  650             683
  Moog Inc., 6.25%, 01/15/15                                                                1,100           1,106
  Sequa Corp., 8.875%, 04/01/08                                                               196             204
  Sequa Corp., 9.00%, 08/01/09                                                              2,150           2,278
  Stellex Aerostructures Inc., 9.50%, 11/01/07 (i) (p)                                        125               -
                                                                                                            4,797
Agriculture - 0.2%
  IMC Global Inc., 10.875%, 06/01/08                                                          500             565


Airlines - 0.7%
  Continental Airlines Inc., 7.25%, 11/01/05                                                   25              25
  Continental Airlines Inc., 8.00%, 12/15/05 (l)                                              950             943
  Continental Airlines Inc., 6.541%, 09/15/08                                                  15              15
  United AirLines Inc., 6.20%, 09/01/08 (i)                                                   949             914
                                                                                                            1,897
Alternative Energy - 0.8%
  NRG Energy Inc., 8.00%, 12/15/13                                                          2,046           2,179


Apparel - 0.8%
  Levi Strauss & Co., 8.25%, 04/01/12 (g)                                                     225             224
  Levi Strauss & Co., 12.25%, 12/15/12                                                        230             254
  Levi Strauss & Co., 9.75%, 01/15/15 (l)                                                     975             995
  Oxford Industries Inc., 8.875%, 06/01/11                                                    550             572
                                                                                                            2,045
Auto Manufacturers - 2.5%
  Ford Motor Co., 6.625%, 10/01/28                                                            200             145
  Ford Motor Co., 7.45%, 07/16/31 (l)                                                       4,825           3,764
  Ford Motor Co., 8.90%, 01/15/32                                                             400             337
  General Motors Corp., 8.25%, 07/15/23 (l)                                                   700             544
  General Motors Corp., 8.375%, 07/15/33 (l)                                                2,650           2,066
                                                                                                            6,856
Auto Parts & Equipment - 1.4%
  CSK Auto Inc., 7.00%, 01/15/14                                                              925             865
  Delphi Corp., 6.50%, 08/15/13 (i) (l)                                                       900             603
  Keystone Automotive Operations Inc., 9.75%, 11/01/13                                         50              50
  TRW Automotive Inc., 9.375%, 02/15/13                                                       491             533
  TRW Automotive Inc., 11.00%, 02/15/13 (l)                                                 1,650           1,860
                                                                                                            3,911
Banks - 0.3%
  Riddell Bell Holdings Inc., 8.375%, 10/01/12                                                725             714


Building Materials - 0.3%
  Allied Security Escrow Corp., 11.375%, 07/15/11 (e)                                         775             769
  Brand Services Inc., 12.00%, 10/15/12                                                        75              80
                                                                                                              849
Chemicals - 6.3%
  Borden Chemicals & Plastics, 9.50%, 05/01/05 (i) (p)                                         85               1
  Equistar Chemicals LP, 10.125%, 09/01/08                                                  1,000           1,075
  Equistar Chemicals LP, 10.625%, 05/01/11                                                  2,075           2,262
  FMC Corp., 7.75%, 07/01/11                                                                   75              82
  Huntsman International LLC, 9.875%, 03/01/09                                              2,500           2,641
  Innophos Inc., 8.875%, 08/15/14 (e)                                                       1,125           1,150
  ISP Chemco Inc., 10.25%, 07/01/11                                                           100             108
  JohnsonDiversey Holdings Inc., (Step-Up Bond), 9.625%, 05/15/13 (d)                       2,000           1,480
  Lyondell Chemical Co., 9.50%, 12/15/08                                                      600             629
  Lyondell Chemical Co., 11.125%, 07/15/12                                                    100             112
  Lyondell Chemical Co., 10.50%, 06/01/13                                                   1,700           1,921
  Nalco Co., 8.875%, 11/15/13                                                               2,000           2,053
  NewMarket Corp., 8.875%, 05/01/10                                                            95             100
  PQ Corp., 7.50%, 02/15/13 (e)                                                             1,400           1,358
  Rhodia SA, 7.625%, 06/01/10 (l)                                                             100              98
  Rhodia SA, 10.25%, 06/01/10 (l)                                                             750             792
  Rhodia SA, 8.875%, 06/01/11 (l)                                                             750             708
  Union Carbide Chemical & Plastics Co. Inc., 7.875%, 04/01/23                                200             218
  Union Carbide Corp., 6.70%, 04/01/09 (l)                                                    100             102
  Westlake Chemical Corp., 8.75%, 07/15/11                                                     48              51
                                                                                                           16,944
Commercial Services - 2.3%
  Aleris International Inc., 10.375%, 10/15/10                                                 75              83
  Allied Waste North America, 9.25%, 09/01/12                                                  67              73
  Allied Waste North America, 6.125%, 02/15/14 (l)                                            800             748
  Allied Waste North America, 7.375%, 04/15/14 (l)                                             75              71
  Cenveo Corp., 9.625%, 03/15/12                                                              550             590
  Iron Mountain Inc., 8.25%, 07/01/11                                                         750             761
  Iron Mountain Inc., 8.625%, 04/01/13                                                      1,225           1,283
  Iron Mountain Inc., 7.75%, 01/15/15                                                         625             634
  Nell AF SARL, 8.375%, 08/15/15 (e) (l)                                                      700             684
  Resolution Performance Products LLC, 9.50%, 04/15/10                                        350             361
  Resolution Performance Products LLC, 13.50%, 11/15/10 (l)                                   975           1,036
                                                                                                            6,324
Computers - 1.1%
  Seagate Technology HDD Holdings, 8.00%, 05/15/09 (l)                                      1,500           1,575
  Sungard Data Systems Inc., 9.125%, 08/15/13 (e) (l)                                         400             415
  Unisys Corp., 6.875%, 03/15/10 (l)                                                          525             507
  Unisys Corp., 8.00%, 10/15/12                                                               450             441
                                                                                                            2,938
Cosmetics & Personal Care - 0.7%
  DEL Laboratories Inc., 8.00%, 02/01/12                                                    1,000             823
  Jafra Cosmetics International Inc., 10.75%, 05/15/11                                         65              72
  JohnsonDiversey Holdings Inc., 9.625%, 05/15/12                                           1,000             997
                                                                                                            1,892
Diversified Financial Services - 4.0%
  Airplanes Pass Through Trust, 10.875%, 03/15/12 (i) (p)                                     123               -
  Alamosa Delaware Inc., (Step-Up Bond), 12.00%, 07/31/09 (d) (l)                           1,427           1,580
  Alamosa Delaware Inc., 8.50%, 01/31/12                                                    1,500           1,601
  Contifinancial Corp. Liquidating Trust, 0.00%, 06/15/10 (p)                                 115               -
  Ford Motor Credit Co., 7.875%, 06/15/10                                                     800             778
  Ford Motor Credit Co., 7.25%, 10/25/11                                                      675             641
  Ford Motor Credit Co., 7.00%, 10/01/13 (l)                                                  425             394
  General Motors Acceptance Corp., 6.75%, 12/01/14 (l)                                      1,575           1,370
  General Motors Acceptance Corp., 8.00%, 11/01/31                                          3,850           3,362
  Global Cash Access LLC, 8.75%, 03/15/12                                                     500             538
  Orion Power Holdings Inc., 12.00%, 05/01/10                                                 500             603
                                                                                                           10,867
Electric - 2.7%
  AES Corp., 8.75%, 06/15/08                                                                   50              53
  AES Corp., 9.50%, 06/01/09 (l)                                                            2,700           2,943
  AES Corp., 9.375%, 09/15/10                                                                  50              55
  AES Corp., 8.875%, 02/15/11                                                                  25              27
  Calpine Corp., 8.75%, 07/15/07 (l)                                                           25              16
  Edison Mission Energy, 10.00%, 08/15/08                                                     200             222
  Edison Mission Energy, 7.73%, 06/15/09                                                      125             132
  Edison Mission Energy, 9.875%, 04/15/11                                                     250             296
  Homer City Funding LLC, 8.734%, 10/01/26                                                     99             118
  Midwest Generation LLC, 8.56%, 01/02/16                                                     331             364
  Mirant Americas Generation LLC, 7.625%, 05/01/06 (i)                                         50              61
  Mirant Americas Generation LLC, 9.125%, 05/01/31 (i)                                        100             129
  Reliant Energy Inc., 9.50%, 07/15/13 (l)                                                  2,650           2,928
                                                                                                            7,344
Electrical Components & Equipment - 0.2%
  Kinetek Inc., 10.75%, 11/15/06                                                              100              95
  Mission Energy Holding Co., 13.50%, 07/15/08                                                300             353
                                                                                                              448
Electronics - 0.6%
  L-3 Communications Corp., 6.125%, 07/15/13                                                1,000             995
  Scientific Games Corp., 6.25%, 12/15/12                                                     700             697
                                                                                                            1,692
Engineering & Construction - 0.7%
  Teekay Shipping Corp., 8.875%, 07/15/11                                                   1,100           1,254
  Terex Corp., 7.375%, 01/15/14                                                               625             631
                                                                                                            1,885
Entertainment - 4.8%
  Argosy Gaming Co., 9.00%, 09/01/11                                                        1,000           1,085
  Argosy Gaming Co., 7.00%, 01/15/14                                                           50              55
  Boyd Gaming Corp., 7.75%, 12/15/12                                                        1,000           1,051
  Herbst Gaming Inc., 8.125%, 06/01/12                                                      1,400           1,463
  Houghton Mifflin Co., 8.25%, 02/01/11                                                       270             279
  Houghton Mifflin Co., 9.875%, 02/01/13 (l)                                                1,340           1,420
  Isle of Capri Casinos Inc., 7.00%, 03/01/14                                               1,300           1,246
  Kerzner International Ltd., 6.75%, 10/01/15 (e)                                           1,125           1,090
  Lodgenet Entertainment Corp., 9.50%, 06/15/13                                                75              82
  MGM Mirage, 8.50%, 09/15/10                                                                 500             544
  Pinnacle Entertainment Inc., 8.25%, 03/15/12                                              1,500           1,500
  Pinnacle Entertainment Inc., 8.75%, 10/01/13 (l)                                             75              77
  Six Flags Inc., 8.875%, 02/01/10                                                            200             198
  Six Flags Inc., 9.75%, 04/15/13 (l)                                                         500             493
  Station Casinos Inc., 6.50%, 02/01/14 (l)                                                 1,000           1,000
  Turning Stone Casino Resort Enterprise, 9.125%, 12/15/10 (e)                              1,250           1,300
                                                                                                           12,883
Environmental Control - 0.6%
  Allied Waste North America, 7.875%, 04/15/13 (l)                                          1,500           1,530
  Safety-Kleen Services, 9.25%, 06/01/08 (i)                                                  125               -
                                                                                                            1,530
Food - 2.3%
  Del Monte Corp., 8.625%, 12/15/12                                                         2,000           2,150
  Doane Pet Care Co., 10.75%, 03/01/10 (l)                                                  1,200           1,308
  Dole Food Co. Inc., 8.75%, 07/15/13                                                       1,200           1,284
  Pinnacle Foods Holding Corp., 8.25%, 12/01/13 (e)                                         1,500           1,418
                                                                                                            6,160
Forest Products & Paper - 2.6%
  Abitibi-Consolidated Inc., 8.55%, 08/01/10 (l)                                            1,150           1,170
  Appleton Papers Inc., 8.125%, 06/15/11                                                    1,000             980
  Boise Cascade LLC, 7.125%, 10/15/14                                                       1,200           1,137
  Buckeye Technologies Inc., 8.00%, 10/15/10                                                   25              24
  Catalyst Paper Corp., 8.625%, 06/15/11                                                    1,475           1,482
  Cenveo Corp., 7.875%, 12/01/13 (l)                                                          825             796
  Domtar Inc., 7.125%, 08/15/15 (f)                                                           625             573
  Newark Group Inc., 9.75%, 03/15/14                                                          700             623
  Smurfit-Stone Container Enterprises Inc., 9.75%, 02/01/11                                   125             127
                                                                                                            6,912
Healthcare - 6.6%
  Ameripath Inc., 10.50%, 04/01/13 (l)                                                         75              78
  Community Health Systems Inc., 6.50%, 12/15/12                                              700             702
  Extendicare Health Services Inc., 9.50%, 07/01/10                                            75              80
  HCA Inc., 6.25%, 02/15/13                                                                 1,700           1,680
  HCA Inc., 7.69%, 06/15/25                                                                 1,350           1,357
  Host Marriott LP, 7.125%, 11/01/13 (l)                                                    2,075           2,119
  IASIS Healthcare LLC, 8.75%, 06/15/14                                                     2,300           2,386
  Insight Health Services Corp., 9.17%, 11/01/11 (e) (g)                                      700             683
  National Mentor Inc., 9.625%, 12/01/12 (e)                                                1,250           1,306
  Psychiatric Solutions Inc., 10.625%, 06/15/13                                               800             912
  Tenet Healthcare Corp., 6.50%, 06/01/12 (l)                                               1,300           1,212
  Tenet Healthcare Corp., 7.375%, 02/01/13 (l)                                                175             166
  Tenet Healthcare Corp., 9.875%, 07/01/14                                                    900             941
  Triad Hospitals Inc., 7.00%, 11/15/13 (l)                                                 1,600           1,620
  Vanguard Health Holding Co. LLC, 9.00%, 10/01/14                                          1,175           1,251
  Warner Chilcott Corp., 8.75%, 02/01/15 (e)                                                1,300           1,248
                                                                                                           17,741
Holding Companies - Diversified - 4.7%
  Applied Extrusion Technologies Inc., 12.00%, 03/15/12 (e) (l)                                27              26
  BCP Crystal US Holdings Corp., 9.625%, 06/15/14                                           1,170           1,302
  CCM Merger Inc., 8.00%, 08/01/13 (e) (l)                                                  1,225           1,236
  Chesapeake Energy Corp., 6.25%, 01/15/18                                                  1,950           1,911
  DRS Technologies Inc, 6.875%, 11/01/13                                                    1,150           1,110
  Jean Coutu Group Inc., 8.50%, 08/01/14 (l)                                                1,325           1,318
  KI Holdings Inc., (Step-Up Bond), 9.875%, 11/15/14 (d)                                    2,150           1,467
  Nextel Communications Inc., 7.375%, 08/01/15                                              2,550           2,730
  Park-Ohio Industries Inc., 8.375%, 11/15/14                                                 725             629
  United Agri Products, 8.25%, 12/15/11                                                     1,040           1,097
                                                                                                           12,826
Home Builders - 1.0%
  Associated Materials Inc., (Step-Up Bond), 11.25%, 03/01/14 (d)                           2,025           1,013
  Ryland Group Inc., 9.125%, 06/15/11 (l)                                                   1,000           1,067
  Toll Corp., 8.25%, 02/01/11                                                                 500             523
                                                                                                            2,603
Home Furnishings - 0.9%
  Norcraft Holdings LP, (Step-Up Bond), 9.75%, 09/01/12 (d)                                   950             665
  Sealy Mattress Co., 8.25%, 06/15/14 (l)                                                   1,150           1,156
  Simmons Bedding Co., (Step-Up Bond), 10.00%, 12/15/14 (d) (e) (l)                         1,350             715
                                                                                                            2,536
Household Products - 0.0%
  Breed Technologies Inc., 9.25%, 04/15/08 (i) (p)                                            100               -
  Resolution Performance Products LLC, 8.00%, 12/15/09                                        100             103
                                                                                                              103
Internet - 0.6%
  FTD Inc., 7.75%, 02/15/14                                                                 1,531           1,535


Leisure Time - 1.2%
  AMF Bowling Worldwide Inc., 10.00%, 03/01/10                                                100             100
  Cinemark USA Inc., 9.00%, 02/01/13                                                        1,000           1,033
  Icon Health & Fitness, 11.25%, 04/01/12 (l)                                                 750             596
  Mandalay Resort Group, 6.375%, 12/15/11                                                     500             496
  Station Casinos Inc., 6.875%, 03/01/16 (e)                                                1,025           1,039
                                                                                                            3,264
Lodging - 3.9%
  Caesars Entertainment Inc., 8.875%, 09/15/08                                              1,100           1,203
  Caesars Entertainment Inc., 8.125%, 05/15/11                                              1,000           1,114
  Gaylord Entertainment Co., 6.75%, 11/15/14                                                1,350           1,306
  Hilton Hotels Corp., 8.25%, 02/15/11                                                      1,000           1,133
  Host Marriott LP, 6.375%, 03/15/15                                                           75              73
  Las Vegas Sands Corp., 6.375%, 02/15/15 (l)                                               1,125           1,086
  Mandalay Resort Group, 10.25%, 08/01/07                                                     750             806
  MeriStar Hospitality Operating Partnership LP, 10.50%, 06/15/09 (l)                          50              53
  MGM Mirage, 9.75%, 06/01/07                                                               2,000           2,130
  Starwood Hotels & Resorts Worldwide Inc., 7.875%, 05/01/12                                1,500           1,634
                                                                                                           10,538
Machinery - 0.4%
  Case Credit Corp., 6.75%, 10/21/07                                                          250             253
  Dresser-Rand Group Inc., 7.375%, 11/01/14 (e)                                               220             228
  NMHG Holding Co., 10.00%, 05/15/09                                                           75              80
  Terex Corp., 10.375%, 04/01/11                                                              500             535
                                                                                                            1,096
Manufacturing - 0.3%
  Blount Inc., 8.875%, 08/01/12                                                               650             691
  Invensys Plc, 9.875%, 03/15/11 (e) (l)                                                       50              50
  Sensus Metering Systems Inc., 8.625%, 12/15/13                                               75              69
  Tekni-Plex Inc., 12.75%, 06/15/10                                                           100              56
                                                                                                              866
Media - 7.1%
  CCH I LLC, 11.00%, 10/01/15 (e) (l)                                                       1,718           1,675
  Charter Communications Holdings LLC, 8.625%, 04/01/09 (l)                                 1,850           1,573
  Charter Communications Holdings LLC, 10.00%, 05/15/11                                       350             254
  Charter Communications Operating LLC, 8.00%, 04/30/12 (e)                                 1,000           1,008
  CSC Holdings Inc., 7.625%, 04/01/11                                                       2,500           2,456
  CSC Holdings Inc., 10.50%, 05/15/16                                                         125             135
  CSC Holdings Inc., 7.875%, 02/15/18                                                       1,000             955
  Dex Media East LLC, 12.125%, 11/15/12                                                     1,494           1,748
  Dex Media Inc., (Step-Up Bond), 9.00%, 11/15/13 (d) (k) (l)                                 200             158
  Dex Media West LLC, 9.875%, 08/15/13                                                      1,074           1,185
  DirecTV Holdings LLC, 6.375%, 06/15/15 (e)                                                  425             422
  EchoStar DBS Corp., 6.375%, 10/01/11                                                      2,000           1,983
  Mediacom Broadband LLC, 11.00%, 07/15/13                                                     50              54
  Mediacom LLC, 9.50%, 01/15/13 (l)                                                         1,982           1,967
  Muzak Finance Corp., 10.00%, 02/15/09                                                        50              42
  Nextmedia Operating Inc., 10.75%, 07/01/11                                                  125             134
  Radio One Inc., 8.875%, 07/01/11                                                             25              27
  Rogers Cable Inc., 8.75%, 05/01/32                                                           25              29
  Sinclair Broadcast Group Inc., 8.75%, 12/15/11                                              650             682
  Sinclair Broadcast Group Inc., 8.00%, 03/15/12                                              575             588
  Videotron Ltee, 6.375%, 12/15/15 (e) (l)                                                    700             694
  Yell Finance BV, (Step-Up Bond), 13.50%, 08/01/11 (d)                                        33              32
  Young Broadcasting Inc., 10.00%, 03/01/11 (l)                                             1,425           1,346
                                                                                                           19,147
Metal Fabrication & Hardware - 1.2%
  Mueller Group Inc., 10.00%, 05/01/12                                                         90              95
  Mueller Holdings Inc., (Step-Up Bond), 14.75%, 04/15/14 (d)                               2,000           1,460
  Novelis Inc., 7.25%, 02/15/15 (e)                                                           425             402
  Wolverine Tube Inc., 10.50%, 04/01/09 (l)                                                 1,300           1,232
                                                                                                            3,189
Mining - 0.3%
  Compass Minerals Group Inc., 10.00%, 08/15/11                                                75              81
  Peabody Energy Corp., 6.875%, 03/15/13                                                      750             784
                                                                                                              865
Office & Business Equipment - 0.8%
  IKON Office Solutions Inc., 7.75%, 09/15/15 (e)                                             525             516
  Xerox Corp., 9.75%, 01/15/09 (g)                                                          1,000           1,120
  Xerox Corp., 7.625%, 06/15/13                                                               500             531
                                                                                                            2,167
Oil & Gas Producers - 5.4%
  Calpine Corp., 8.50%, 07/15/10 (e) (l)                                                    3,600           2,574
  Calpine Corp., 8.75%, 07/15/13 (e) (l)                                                       40              28
  Chesapeake Energy Corp., 7.00%, 08/15/14                                                    500             525
  Chesapeake Energy Corp., 6.625%, 01/15/16                                                   200             203
  Dynegy Holdings Inc., 10.125%, 07/15/13 (e)                                               1,500           1,673
  Exco Resources Inc., 7.25%, 01/15/11                                                      1,275           1,320
  Kerr-McGee Corp, 7.00%, 11/01/11                                                          1,375           1,375
  Magnum Hunter Resources Inc., 9.60%, 03/15/12                                                81              88
  Pioneer Natural Resources Co., 5.875%, 07/15/16                                           1,000             984
  Pogo Producing Co., 6.875%, 10/01/17 (e)                                                    700             710
  Pride International Inc., 7.375%, 07/15/14                                                2,000           2,173
  Stone Energy Corp., 8.25%, 12/15/11                                                         635             667
  Universal Compression Inc., 7.25%, 05/15/10                                                 200             207
  Vintage Petroleum Inc., 7.875%, 05/15/11 (l)                                                850             888
  Vintage Petroleum Inc., 8.25%, 05/01/12                                                     500             534
  Williams Cos. Inc., 8.125%, 03/15/12 (l)                                                    500             545
                                                                                                           14,494
Oil & Gas Services - 0.3%
  Grant Prideco Inc., 6.125%, 08/15/15 (e)                                                    300             303
  Key Energy Services Inc., 6.375%, 05/01/13                                                  500             498
                                                                                                              801
Packaging & Containers - 3.3%
  Anchor Glass Container Corp., 11.00%, 02/15/13 (i)                                        1,150             736
  Berry Plastics Corp., 10.75%, 07/15/12                                                    1,425           1,532
  Graphic Packaging International Corp., 9.50%, 08/15/13 (l)                                2,250           2,115
  Jefferson Smurfit Corp. US, 8.25%, 10/01/12 (l)                                           1,000             940
  Owens Brockway Glass Container Inc., 8.875%, 02/15/09                                     1,000           1,050
  Owens-Illinois Inc., 8.10%, 05/15/07                                                      1,000           1,025
  Plastipak Holdings Inc., 10.75%, 09/01/11                                                   100             109
  Pliant Corp., 11.125%, 09/01/09 (l)                                                         175             151
  Pliant Corp., 13.00%, 06/01/10 (l)                                                          400             190
  Radnor Holdings Corp., 11.00%, 03/15/10                                                     100              64
  Smurfit-Stone Container Enterprises Inc., 8.375%, 07/01/12                                1,000             950
                                                                                                            8,862
Pharmaceuticals - 0.3%
  Qwest Services Corp., 14.00%, 12/15/14                                                       50              60
  Valeant Pharmaceuticals International, 7.00%, 12/15/11                                      625             616
                                                                                                              676
Pipelines - 4.5%
  Dynegy Holdings Inc., 9.875%, 07/15/10 (e)                                                  550             600
  Dynegy Holdings Inc., 6.875%, 04/01/11 (l)                                                2,100           2,053
  Dynegy Holdings Inc., 7.125%, 05/15/18                                                       25              23
  Dynegy Holdings Inc., 7.625%, 10/15/26                                                      125             116
  EL Paso Corp., 7.875%, 06/15/12 (l)                                                       2,000           2,070
  EL Paso Corp., 7.75%, 01/15/32 (l)                                                        1,850           1,864
  El Paso Production Holding Co., 7.75%, 06/01/13                                           1,000           1,045
  Transcontinental Gas Pipe Line Corp., 8.875%, 07/15/12                                    1,500           1,749
  Williams Cos. Inc., 7.125%, 09/01/11                                                      1,000           1,048
  Williams Cos. Inc., 7.625%, 07/15/19 (l)                                                     50              53
  Williams Cos. Inc., 7.875%, 09/01/21                                                        200             220
  Williams Cos. Inc., 8.75%, 03/15/32                                                       1,000           1,180
                                                                                                           12,021
Real Estate - 1.7%
  Choctaw Resort Development Enterprise, 7.25%, 11/15/19 (e)                                  975             979
  Felcor Lodging LP, 9.00%, 06/01/11                                                          700             761
  MeriStar Hospitality Corp., 9.125%, 01/15/11 (l)                                          1,100           1,166
  Schuler Homes Inc., 10.50%, 07/15/11 (l)                                                  1,500           1,620
                                                                                                            4,526
Retail - 2.2%
  Buffets Inc., 11.25%, 07/15/10                                                               75              75
  Carrols Corp., 9.00%, 01/15/13 (e)                                                          700             711
  Finlay Fine Jewelry Corp., 8.375%, 06/01/12 (l)                                             425             360
  General Nutrition Centers Inc., 8.50%, 12/01/10 (l)                                       1,350           1,151
  Home Interiors & Gifts Inc., 10.125%, 06/01/08                                              175             126
  JC Penney Corp. Inc., 7.125%, 11/15/23                                                      500             550
  JC Penney Corp. Inc., 7.40%, 04/01/37                                                     1,000           1,081
  Neiman-Marcus Group Inc., 10.375%, 10/15/15, TBA (c) (e)                                    475             473
  Rite Aid Corp., 6.125%, 12/15/08 (e)                                                        375             356
  Rite Aid Corp., 8.125%, 05/01/10                                                            125             128
  Rite Aid Corp., 7.50%, 01/15/15 (l)                                                         950             906
                                                                                                            5,917
Semiconductors - 0.7%
  Amkor Technology Inc., 9.25%, 02/15/08 (l)                                                1,000             938
  Amkor Technology Inc., 7.75%, 05/15/13 (l)                                                1,000             855
                                                                                                            1,793
Telecommunications - 6.7%
  AT&T Corp., 8.00%, 11/15/31 (g)                                                           1,175           1,488
  Charter Communications Holdings II LLC, 10.25%, 09/15/10                                  1,000           1,025
  Charter Communications Holdings LLC, 10.75%, 10/01/09                                        75              66
  DirecTV Holdings LLC, 8.375%, 03/15/13                                                    1,365           1,490
  Emmis Communications Corp., 9.75%, 06/15/12 (g)                                             600             605
  Insight Midwest LP, 9.75%, 10/01/09                                                         575             588
  Insight Midwest LP, 10.50%, 11/01/10                                                        525             551
  Intelsat Bermuda Ltd., 8.70%, 01/15/12 (e) (g)                                              475             483
  MCI Inc., 8.735%, 05/01/14                                                                1,150           1,282
  NTL Cable Plc, 8.75%, 04/15/14                                                              600             620
  Qwest Corp., 5.625%, 11/15/08 (l)                                                         1,500           1,478
  Qwest Services Corp., 13.50%, 12/15/10                                                    2,725           3,120
  Rogers Cable Inc., 6.25%, 06/15/13 (l)                                                    1,000             973
  SBC Communications Inc., (Step-Up Bond), 9.75%, 12/15/11 (d)                              2,583           2,344
  UbiquiTel Operating Co., 9.875%, 03/01/11                                                 1,425           1,582
  Zeus Special Subsidiary Ltd., (Step-Up Bond), 9.25%, 02/01/15 (d) (e)                       675             446
                                                                                                           18,141
Telecommunications Equipment - 0.5%
  Centennial Cellular Operating Co., 10.125%, 06/15/13                                      1,200           1,350


Transportation - 0.0%
  Holt Group Inc., 9.75%, 01/15/06 (i) (p)                                                    125               -


Venture Capital - 0.0%
  JSG Funding Plc, 9.625%, 10/01/12                                                            75              75


Wireless Telecommunications - 2.3%
  American Tower Corp., 7.50%, 05/01/12 (l)                                                 2,750           2,915
  Lucent Technologies Inc., 6.45%, 03/15/29 (l)                                             3,675           3,216
                                                                                                            6,131

  Total Corporate Bonds (cost $257,865)                                                                   257,204
Short Term Investments - 28.0%
Money Market Funds - 0.0%
  Dreyfus Cash Management Plus Fund, 3.64% (a)                                                  1               1


Repurchase Agreement - 2.2%
  Repurchase Agreement with JPMorgan Chase/Greenwich Capital, 3.80%,
      (Collateralized by $6,175 Federal Farm Credit Bank 4.45%, due
         01/23/14,
       market value $6,106) acquired on 09/30/05, due 10/03/05 at $5,980                    5,980           5,980


Securities Lending Collateral - 25.8%
  Mellon GSL Delaware Business Trust Collateral Fund                                       69,665          69,665

  Total Short Term Investments (cost $75,646)                                                              75,646
Total Investments - 123.7% (cost $334,608)                                                                334,075

Other Assets and Liabilities, Net -  (23.7%)                                                             (63,980)

Total Net Assets - 100%                                                                                  $270,095

JNL/Salomon Brothers Strategic Bond Fund
Common Stocks - 0.6%
Beverages - 0.0%
  Applied Extrusion Technologies Inc. (b) (l) (p)                                               2             $24


Computers - 0.0%
  Axiohm Transaction Solutions Inc. (b) (p)                                                     1               -


Food - 0.0%
  VFB LLC (b) (p)                                                                              79               3


Household Products - 0.0%
  Continental AFA Dispensing Co. (b) (p)                                                        9              47


Media - 0.1%
  Liberty Global Inc. (b)                                                                       6             159


Telecommunications - 0.3%
  NTL Inc. (b)                                                                                  8             562
  Telewest Global Inc. (b)                                                                     12             273
                                                                                                              834
Wireless Telecommunications - 0.2%
  American Tower Corp.                                                                         21             533

  Total Common Stocks (cost $1,270)                                                                         1,601
Preferred Stocks - 0.2%
Holding Companies - Diversified - 0.0%
  TCR Holdings - Class B (b) (p)                                                                -               -
  TCR Holdings - Class C (b) (p)                                                                -               -
  TCR Holdings - Class D (b) (p)                                                                1               -
  TCR Holdings - Class E (b) (p)                                                                1               -
                                                                                                                -
Telecommunications - 0.1%
  Alamosa Holdings Inc., 7.50%, 07/31/13 (b)                                                    -             401


Telecommunications Equipment - 0.1%
  Liberty Global Inc. - Class A (b)                                                             6             168

  Total Preferred Stocks (cost $156)                                                                          569

Rights - 0.0%
Sovereign 0.0%
    Venezuela Par Rights, No Strike Price, 04/15/20                                             4             94

  Total Rights (cost $0)                                                                                      94

Warrants - 0.0%
Textiles - 0.0%
  Pillowtex Corp., Strike Price $28.99, Expiring 11/24/09                                       -              -
Wireless Telecommunications - 0.0%

    American Tower Corp., Strike Price $0.01, Expiring 08/01/08 (e)                             -             51
Total Warrants (cost $9)                                                                                      51

Corporate Bonds - 31.1%
Advertising - 0.3%
  Advanstar Communications Inc., 10.75%, 08/15/10 (f)                                         175             196
  Interep National Radio Sales Inc., 10.00%, 07/01/08 (f)                                     100              80
  RH Donnelley Finance Corp. I, 10.875%, 12/15/12 (e) (f)                                     175             196
  Vertis Inc., 9.75%, 04/01/09                                                                175             181
                                                                                                              653
Aerospace & Defense - 0.4%
  Alliant Techsystems Inc., 8.50%, 05/15/11 (f)                                               125             132
  Argo-Tech Corp., 9.25%, 06/01/11 (f)                                                        175             186
  L-3 Communications Corp., 7.625%, 06/15/12 (f)                                              200             210
  Moog Inc., 6.25%, 01/15/15 (f)                                                              150             150
  Sequa Corp., 8.875%, 04/01/08                                                               250             260
  Sequa Corp., 9.00%, 08/01/09                                                                125             132
                                                                                                            1,070
Agriculture - 0.1%
  Hines Nurseries Inc., 10.25%, 10/01/11 (f)                                                  200             203


Airlines - 0.0%
  Continental Airlines Inc., 7.25%, 11/01/05 (f)                                              100             100
  Continental Airlines Inc., 6.541%, 09/15/08 (f)                                              40              38
                                                                                                              138
Alternative Energy - 0.1%
  NRG Energy Inc., 8.00%, 12/15/13 (f)                                                        409             436


Apparel - 0.1%
  Levi Strauss & Co., 8.25%, 04/01/12 (f) (g)                                                  50              50
  Levi Strauss & Co., 12.25%, 12/15/12 (f)                                                    125             138
  Levi Strauss & Co., 9.75%, 01/15/15 (f)                                                      75              77
                                                                                                              265
Asset Backed Securities - 3.2%
  Amortizing Residential Collateral Trust, 5.03%, 08/25/32 (g)                                750             755
  Argent Nim Trust, 4.70%, 07/25/34 (e)                                                        92              92
  Asset Backed Securities Corp Home Equity Loan, 5.67%, 04/15/33 (g)                          500             505
  Bear Stearns Asset Backed Securities, 5.00%, 05/25/34 (e)                                   111             110
  Bear Stearns Asset Backed Securities, 5.25%, 08/25/34 (e) (g)                               158             157
  Commercial Mortgage Asset Trust, 4.77%, 11/15/15 (e) (g)                                    235             236
  Commercial Mortgage Asset Trust, 7.35%, 01/17/32                                            400             458
  Countrywide Asset-Backed Certificates, 5.08%, 06/25/34 (g)                                  640             650
  Countrywide Asset-Backed Certificates, 5.50%, 10/25/35 (e)                                  155             154
  First Consumers Master Trust, Floating Rate,, 4.08%, 09/15/08 (g)                           245             243
  Green Tree Financial Corp., 7.07%, 01/15/29                                                 704             733
  Merit Securities Corp., 5.34%, 09/28/32 (e) (g)                                           1,044           1,018
  Mid-State Trust, 7.34%, 07/01/35                                                            386             406
  Novastar Home Equity Loan, 5.46%, 02/25/34 (g)                                              220             224
  Novastar Home Equity Loan, 4.805%, 06/25/34 (g)                                             450             452
  Novastar Home Equity Loan, 6.83%, 10/25/35 (g)                                              480             438
  Option One Mortgage Loan Trust, 7.33%, 05/25/34 (g)                                         380             371
  Residential Asset Securitization Trust, 4.93%, 04/25/32 (g)                                 145             146
  Sail Net Interest Margin Notes, 6.75%, 11/27/33 (e)                                          10              10
  Sail Net Interest Margin Notes, 5.50%, 03/27/34 (e)                                         194             194
  Sail Net Interest Margin Notes, 5.00%, 04/27/34 (e)                                         120             120
  Sail Net Interest Margin Notes, 5.00%, 12/27/34 (e)                                         222             222
  Sail Net Interest Margin Notes, 4.75%, 01/27/35 (e) (g)                                     188             187
  Sail Net Interest Margin Notes, 7.50%, 01/27/35 (e) (g)                                     154             151
  Structured Asset Mortgage Investments Inc., 4.761%, 08/25/35                              1,901           1,937
                                                                                                            9,969
Auto Manufacturers - 0.7%
  DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08 (f)                                       925             903
  Ford Motor Co., 6.625%, 10/01/28 (f)                                                        100              72
  Ford Motor Co., 7.45%, 07/16/31 (l)                                                         950             741
  General Motors Corp., 8.25%, 07/15/23                                                        50              39
  General Motors Corp., 8.375%, 07/15/33 (l)                                                  410             320
                                                                                                            2,075
Auto Parts & Equipment - 0.2%
  CSK Auto Inc., 7.00%, 01/15/14 (f)                                                          225             210
  Delphi Corp., 6.50%, 08/15/13 (i) (l)                                                       150             101
  Tenneco Automotive Inc., 10.25%, 07/15/13                                                   100             112
  TRW Automotive Inc., 9.375%, 02/15/13                                                       179             194
                                                                                                              617
Banks - 2.4%
  Bank of America Corp., 7.40%, 01/15/11 (f)                                                1,375           1,536
  Borden US Finance Corp, 9.00%, 07/15/14 (e) (l)                                              75              76
  Capital One Bank, 5.75%, 09/15/10 (f)                                                     1,000           1,033
  Corporacion Andina de Fomento, 6.875%, 03/15/12 (f)                                       1,050           1,151
  Countrywide Home Loans Inc., 4.00%, 03/22/11 (f)                                          1,600           1,520
  Goodrich Corp., 7.50%, 04/15/08 (f)                                                         375             396
  Independence Community Bancorp., 3.50%, 06/20/13 (f)                                        475             458
  Riddell Bell Holdings Inc., 8.375%, 10/01/12 (f)                                            125             123
  Standard Chartered Bank, 8.00%, 05/30/31 (e)                                                955           1,244
                                                                                                            7,537
Beverages - 0.1%
  Constellation Brands Inc., 8.125%, 01/15/12 (l)                                             200             211


Building Materials - 0.1%
  Allied Security Escrow Corp., 11.375%, 07/15/11 (e) (f)                                      75              74
  Brand Services Inc., 12.00%, 10/15/12 (f)                                                   100             106
  Texas Industries Inc., 7.25%, 07/15/13 (e)                                                  100             104
                                                                                                              284
Chemicals - 0.9%
  Borden Chemicals & Plastics, 9.50%, 05/01/05 (i) (p)                                        140               2
  Equistar Chemicals LP, 10.625%, 05/01/11 (f)                                                175             191
  Huntsman International LLC, 10.125%, 07/01/09 (f)                                           152             156
  Huntsman International LLC, 7.375%, 01/01/15 (e) (l)                                         50              48
  ISP Chemco Inc., 10.25%, 07/01/11 (f)                                                       225             243
  Lyondell Chemical Co., 11.125%, 07/15/12 (f)                                                225             251
  Methanex Corp., 8.75%, 08/15/12 (l)                                                         175             200
  Millennium America Inc., 9.25%, 06/15/08 (f)                                                250             269
  NewMarket Corp., 8.875%, 05/01/10 (f)                                                       225             236
  OM Group Inc., 9.25%, 12/15/11 (f)                                                          175             178
  PQ Corp., 7.50%, 02/15/13 (e) (f)                                                           425             412
  Rhodia SA, 7.625%, 06/01/10 (l)                                                             225             219
  Westlake Chemical Corp., 8.75%, 07/15/11                                                    281             303
                                                                                                            2,708
Commercial Services - 0.4%
  Aleris International Inc., 10.375%, 10/15/10 (f)                                            150             165
  Allied Waste North America, 9.25%, 09/01/12 (f)                                             100             108
  Allied Waste North America, 7.375%, 04/15/14 (l)                                            100              94
  Allied Waste North America, 7.25%, 03/15/15 (e) (l)                                          75              74
  Cadmus Communications Corp., 8.375%, 06/15/14 (f)                                           175             181
  Cenveo Corp., 9.625%, 03/15/12 (f)                                                           75              80
  Iron Mountain Inc., 7.75%, 01/15/15 (f)                                                     350             355
  Resolution Performance Products LLC, 9.50%, 04/15/10 (f)                                    100             103
  Resolution Performance Products LLC, 13.50%, 11/15/10 (l)                                   125             133
                                                                                                            1,293
Computers - 0.1%
  Seagate Technology HDD Holdings, 8.00%, 05/15/09 (l)                                        125             131
  Sungard Data Systems Inc., 9.125%, 08/15/13 (e)                                              75              78
  Unisys Corp., 8.00%, 10/15/12                                                               200             196
                                                                                                              405
Cosmetics & Personal Care - 0.1%
  DEL Laboratories Inc., 8.00%, 02/01/12 (f)                                                  150             123
  Jafra Cosmetics International Inc., 10.75%, 05/15/11 (f)                                    131             145
  Playtex Products Inc., 9.375%, 06/01/11 (l)                                                 100             104
                                                                                                              372
Distribution & Wholesale - 0.0%
  Buhrmann US Inc., 7.875%, 03/01/15 (f)                                                      100             101


Diversified Financial Services - 5.7%
  Airplanes Pass Through Trust, 10.875%, 03/15/12 (i) (p)                                     247               -
  Alamosa Delaware Inc., 11.00%, 07/31/10 (f)                                                 161             182
  CanWest Media Inc., 8.00%, 09/15/12 (f)                                                     279             296
  CIT Group Inc., 7.75%, 04/02/12 (f)                                                       1,150           1,318
  CMO Holdings Ltd., 6.50%, 01/25/34 (e)                                                       33              33
  Contifinancial Corp. Liquidating Trust, 0.00%, 06/15/10 (p)                                 230               -
  Corrections Corp., 6.25%, 03/15/13 (f)                                                      100              99
  EnCana Holdings Finance Corp., 5.80%, 05/01/14 (f)                                          850             895
  Ford Motor Credit Co., 7.875%, 06/15/10                                                     825             803
  General Motors Acceptance Corp., 7.25%, 03/02/11 (l)                                         25              23
  General Motors Acceptance Corp., 6.875%, 09/15/11                                         1,025             932
  General Motors Acceptance Corp., 6.75%, 12/01/14 (f) (l)                                    465             404
  General Motors Acceptance Corp., 8.00%, 11/01/31                                             75              65
  HSBC Finance Corp., 5.25%, 04/15/15 (f)                                                   1,475           1,482
  Huntsman Advanced Materials LLC, 11.00%, 07/15/10 (f)                                       200             224
  International Lease Finance Corp., 5.00%, 09/15/12 (f)                                    1,600           1,579
  JPMorgan Chase & Co., 6.625%, 03/15/12 (f)                                                  700             760
  Lehman Brothers Holdings Inc., 4.50%, 07/26/10 (f)                                          400             395
  MBNA Corp., 6.25%, 01/17/07 (f)                                                             275             280
  MBNA Corp., 4.625%, 09/15/08 (f)                                                            675             675
  Merrill Lynch Mortgage Investors Inc., 5.00%, 09/25/35 (e) (f)                              452             448
  Metris Master Trust, 4.88%, 11/20/09 (g)                                                    700             701
  Morgan Stanley, 6.60%, 04/01/12 (f)                                                       1,450           1,571
  Sail Net Interest Margin Notes, 7.75%, 04/27/33 (e)                                           9               9
  TRAINS, 7.651%, 06/15/15 (e) (l)                                                          4,634           4,721
                                                                                                           17,895
Electric - 1.4%
  AES Corp., 9.375%, 09/15/10 (f)                                                             125             138
  AES Corp., 8.875%, 02/15/11 (f)                                                              50              54
  AES Corp., 7.75%, 03/01/14 (l)                                                              200             212
  Appalachian Power Co., 5.95%, 05/15/33 (f)                                                1,000           1,014
  Calpine Generating Co. LLC, 12.39%, 04/01/11 (f) (g) (l)                                    125             119
  Duke Energy Corp., 4.20%, 10/01/08 (f)                                                      800             788
  Edison Mission Energy, 9.875%, 04/15/11                                                     350             415
  Entergy Gulf States Inc., 6.20%, 07/01/33 (f)                                               600             561
  Mirant Americas Generation LLC, 8.30%, 05/01/11 (f) (i)                                     300             374
  Mirant Americas Generation LLC, 9.125%, 05/01/31 (f) (i)                                    250             323
  Reliant Energy Inc., 9.50%, 07/15/13 (f)                                                    375             414
  Texas Genco LLC, 6.875%, 12/15/14 (e)                                                        75              76
                                                                                                            4,488
Engineering & Construction - 0.0%
  Nortek Inc., 8.50%, 09/01/14 (e) (f)                                                        100              92
  Terex Corp., 7.375%, 01/15/14                                                                25              25
                                                                                                              117
Entertainment - 1.0%
  Boyd Gaming Corp., 7.75%, 12/15/12 (f)                                                      225             237
  Chumash Casino & Resort Enterprise, 9.26%, 07/15/10 (e) (f)                                  75              80
  Cinemark Inc., (Step-Up Bond), 9.75%, 03/15/14 (d) (f)                                      325             228
  Herbst Gaming Inc., 8.125%, 06/01/12 (f)                                                    175             183
  Isle of Capri Casinos Inc., 7.00%, 03/01/14 (f)                                             250             240
  Kerzner International Ltd., 6.75%, 10/01/15 (e) (f)                                         200             194
  Lodgenet Entertainment Corp., 9.50%, 06/15/13 (f)                                           300             329
  MGM Mirage, 6.75%, 09/01/12 (f)                                                             375             381
  Mohegan Tribal Gaming Authority, 6.875%, 02/15/15 (l)                                       100             102
  Penn National Gaming Inc., 6.75%, 03/01/15 (f)                                              225             221
  Pinnacle Entertainment Inc., 8.75%, 10/01/13 (l)                                            175             180
  Six Flags Inc., 9.75%, 04/15/13                                                              75              74
  Six Flags Inc., 9.625%, 06/01/14                                                             75              74
  Station Casinos Inc., 6.875%, 03/01/16                                                      175             177
  Turning Stone Casino Resort Enterprise, 9.125%, 12/15/10 (e)                                175             181
  VICORP Restaurants Inc., 10.50%, 04/15/11                                                   125             121
                                                                                                            3,002
Environmental Control - 0.0%
  Allied Waste North America, 8.50%, 12/01/08 (f)                                             100             104
  Safety-Kleen Services, 9.25%, 06/01/08 (i)                                                  375               1
                                                                                                              105
Food - 1.0%
  Ahold Lease USA Inc., 7.82%, 01/02/20 (f)                                                    47              51
  Doane Pet Care Co., 10.75%, 03/01/10 (f)                                                     25              27
  Dole Food Co. Inc., 8.75%, 07/15/13 (f)                                                     225             241
  Friendly Ice Cream Corp., 8.375%, 06/15/12 (l)                                              100              95
  Kraft Foods Inc., 5.625%, 11/01/11 (f)                                                    1,400           1,447
  Pinnacle Foods Holding Corp., 8.25%, 12/01/13 (e) (f)                                       175             165
  Safeway Inc., 7.25%, 02/01/31 (l)                                                           850             899
  Sbarro Inc., 11.00%, 09/15/09 (l)                                                           175             174
  Swift & Co., 10.125%, 10/01/09                                                              100             107
                                                                                                            3,206
Forest Products & Paper - 0.4%
  Abitibi-Consolidated Inc., 8.55%, 08/01/10 (l)                                              125             127
  Blue Ridge Paper Products Inc., 9.50%, 12/15/08 (l)                                         100              94
  Boise Cascade LLC, 7.125%, 10/15/14 (f)                                                     250             237
  Bowater Canada Finance, 7.95%, 11/15/11 (f)                                                 150             151
  Buckeye Technologies Inc., 9.25%, 09/15/08 (e) (l)                                          126             126
  Buckeye Technologies Inc., 8.00%, 10/15/10 (l)                                               75              71
  Buckeye Technologies Inc., 8.50%, 10/01/13 (f)                                               50              51
  Cenveo Corp., 7.875%, 12/01/13 (l)                                                          150             145
  Smurfit Capital Funding Plc, 7.50%, 11/20/25 (f)                                            225             204
  Tembec Industries Inc., 8.50%, 02/01/11                                                       1               1
                                                                                                            1,207
Healthcare - 1.4%
  Accellent Corp., 10.00%, 07/15/12 (f)                                                       175             190
  Ameripath Inc., 10.50%, 04/01/13 (l)                                                        225             234
  Extendicare Health Services Inc., 9.50%, 07/01/10 (f)                                       150             160
  Extendicare Health Services Inc., 6.875%, 05/01/14 (f)                                       25              25
  Genesis HealthCare Corp., 8.00%, 10/15/13 (f)                                               225             242
  Host Marriott LP, 7.125%, 11/01/13 (l)                                                       50              51
  Humana Inc., 6.30%, 08/01/18 (f)                                                            775             826
  IASIS Healthcare LLC, 8.75%, 06/15/14 (f)                                                   250             259
  Insight Health Services Corp., 9.17%, 11/01/11 (e) (f) (g)                                  100              98
  National Mentor Inc., 9.625%, 12/01/12 (e) (f)                                              175             183
  Psychiatric Solutions Inc., 10.625%, 06/15/13 (f)                                           100             114
  Sybron Dental Specialties Inc., 8.125%, 06/15/12                                            275             294
  Tenet Healthcare Corp., 7.375%, 02/01/13 (l)                                                275             261
  Tenet Healthcare Corp., 9.875%, 07/01/14 (f)                                                 25              26
  Triad Hospitals Inc., 7.00%, 11/15/13                                                       250             253
  Vanguard Health Holding Co. LLC, 9.00%, 10/01/14                                            200             213
  Warner Chilcott Corp., 8.75%, 02/01/15 (e)                                                  175             168
  WellPoint Health Networks, 6.375%, 01/15/12                                                 800             858
                                                                                                            4,455
Holding Companies - Diversified - 0.7%
  Applied Extrusion Technologies Inc., 12.00%, 03/15/12 (e) (l)                                18              17
  BCP Crystal US Holdings Corp., 9.625%, 06/15/14 (f)                                          97             108
  Case New Holland Inc., 9.25%, 08/01/11 (f)                                                   25              26
  CBD Media Holdings LLC, 9.25%, 07/15/12 (l)                                                 100             102
  DaVita Inc., 7.25%, 03/15/15 (l)                                                            100             101
  DRS Technologies Inc, 6.875%, 11/01/13 (f)                                                  150             145
  Jean Coutu Group Inc., 8.50%, 08/01/14 (l)                                                  100             100
  Loews Cineplex Entertainment Corp., 9.00%, 08/01/14 (l)                                      25              24
  Nebco Evans Holding Co., (Step-Up Bond), 12.375%, 07/15/07 (d) (i) (p)                      350               -
  News America Inc., 5.30%, 12/15/14 (f)                                                      400             399
  Nextel Communications Inc., 6.875%, 10/31/13 (f)                                            100             106
  Nextel Communications Inc., 7.375%, 08/01/15 (f)                                            525             562
  Park-Ohio Industries Inc., 8.375%, 11/15/14 (f)                                             100              87
  Qwest Corp., 8.875%, 03/15/12 (f)                                                           125             137
  United Agri Products, 8.25%, 12/15/11                                                       199             210
                                                                                                            2,124
Home Builders - 0.1%
  Associated Materials Inc., (Step-Up Bond), 11.25%, 03/01/14 (d) (f) (k)                     350             175


Home Furnishings - 0.1%
  Applica Inc., 10.00%, 07/31/08 (f) (l)                                                       64              60
  Sealy Mattress Co., 8.25%, 06/15/14 (l)                                                     175             176
                                                                                                              236
Household Products - 0.0%
  Breed Technologies Inc., 9.25%, 04/15/08 (i) (p)                                            250               -


Internet - 0.1%
  FTD Inc., 7.75%, 02/15/14 (f)                                                               170             170


Iron & Steel - 0.0%
  IPSCO Inc., 8.75%, 06/01/13 (f)                                                              75              83


Leisure Time - 0.1%
  Equinox Holdings Inc., 9.00%, 12/15/09 (l)                                                  175             180
  Icon Health & Fitness, 11.25%, 04/01/12 (l)                                                 100              80
  Leslie's Poolmart, 7.75%, 02/01/13 (f)                                                      100             101
  Mohegan Tribal Gaming Authority, 7.125%, 08/15/14 (f)                                        75              78
                                                                                                              439
Lodging - 0.3%
  Caesars Entertainment Inc., 8.125%, 05/15/11 (f)                                            125             139
  Gaylord Entertainment Co., 6.75%, 11/15/14 (f)                                              200             194
  HMH Properties Inc., 7.875%, 08/01/08 (f)                                                    34              34
  Host Marriott LP, 6.375%, 03/15/15 (f)                                                      250             243
  John Q Hammons Hotels LP, 8.875%, 05/15/12 (f)                                                1               1
  Las Vegas Sands Corp., 6.375%, 02/15/15 (l)                                                 225             217
  MeriStar Hospitality Operating Partnership LP, 10.50%, 06/15/09 (l)                         100             106
                                                                                                              934
Machinery - 0.1%
  Dresser-Rand Group Inc., 7.375%, 11/01/14 (e) (f)                                            88              91
  Terex Corp., 10.375%, 04/01/11                                                              175             187
                                                                                                              278
Manufacturing - 0.2%
  Blount Inc., 8.875%, 08/01/12 (f)                                                            75              80
  Invensys Plc, 9.875%, 03/15/11 (e) (f)                                                      100              99
  Koppers Inc., 9.875%, 10/15/13 (f)                                                          125             138
  Sensus Metering Systems Inc., 8.625%, 12/15/13 (f)                                          180             166
                                                                                                              483
Media - 1.3%
  Cablevision Systems Corp., 7.89%, 04/01/09 (f) (g)                                          175             179
  CCH I LLC, 11.00%, 10/01/15 (e) (l)                                                         168             164
  Charter Communications Holdings LLC, 8.625%, 04/01/09 (l)                                    50              43
  Charter Communications Holdings LLC, 10.00%, 05/15/11 (l)                                   550             399
  Charter Communications Holdings LLC, (Step-Up Bond), 12.125%, 01/15/12 (d) (f)               75              47
  CSC Holdings Inc., 8.125%, 08/15/09 (f)                                                      50              50
  CSC Holdings Inc., 10.50%, 05/15/16 (f)                                                      75              81
  Dex Media Inc., (Step-Up Bond), 9.00%, 11/15/13 (d) (l)                                     275             217
  Dex Media West LLC, 9.875%, 08/15/13 (f)                                                    196             216
  DirecTV Holdings LLC, 6.375%, 06/15/15 (e) (f)                                              300             298
  Houghton Mifflin Co., (Step-Up Bond), 11.50%, 10/15/13 (d) (f)                              125              94
  Mediacom Broadband LLC, 11.00%, 07/15/13 (f)                                                135             145
  Mediacom LLC, 9.50%, 01/15/13 (l)                                                            25              25
  Muzak Finance Corp., 10.00%, 02/15/09 (f)                                                    75              63
  Muzak Finance Corp., 9.875%, 03/15/09 (f)                                                   125              63
  Nexstar Finance Holdings LLC, (Step-Up Bond), 11.375%, 04/01/13 (d) (f)                      75              56
  Nextmedia Operating Inc., 10.75%, 07/01/11 (f)                                              175             187
  Radio One Inc., 8.875%, 07/01/11 (f)                                                        150             159
  Sinclair Broadcast Group Inc., 8.75%, 12/15/11                                               75              79
  Sinclair Broadcast Group Inc., 8.00%, 03/15/12                                              200             205
  Time Warner Inc., 7.625%, 04/15/31                                                          725             849
  Videotron Ltee, 6.375%, 12/15/15 (e) (l)                                                    125             124
  Yell Finance BV, 10.75%, 08/01/11                                                            50              55
  Young Broadcasting Inc., 8.75%, 01/15/14 (l)                                                150             133
                                                                                                            3,931
Metal Fabrication & Hardware - 0.2%
  Mueller Group Inc., 10.00%, 05/01/12 (f)                                                    150             159
  Mueller Holdings Inc., (Step-Up Bond), 14.75%, 04/15/14 (d) (f)                              50              37
  Novelis Inc., 7.25%, 02/15/15 (e) (f)                                                       200             189
  Owens Brockway Glass Container Inc., 8.25%, 05/15/13 (f)                                    375             390
                                                                                                              775
Mining - 0.1%
  Compass Minerals Group Inc., 10.00%, 08/15/11 (f)                                           195             212


Office & Business Equipment - 0.0%
  IKON Office Solutions Inc., 7.75%, 09/15/15 (e) (f)                                         100              98

Office Furnishings - 0.1%
  Interface Inc., 7.30%, 04/01/08 (f)                                                         125             125
  Interface Inc., 9.50%, 02/01/14 (f)                                                          50              50
  Tempur-Pedic Inc., 10.25%, 08/15/10 (e)                                                     130             142
                                                                                                              317
Oil & Gas Producers - 1.2%
  Calpine Corp., 8.50%, 07/15/10 (e) (f)                                                      300             215
  Chesapeake Energy Corp., 6.625%, 01/15/16 (f)                                               275             278
  Devon Financing Corp. ULC, 6.875%, 09/30/11 (f)                                             650             714
  Exco Resources Inc., 7.25%, 01/15/11 (f)                                                    200             207
  Forest Oil Corp., 8.00%, 12/15/11 (f)                                                       250             276
  Magnum Hunter Resources Inc., 9.60%, 03/15/12 (f)                                           195             212
  Pogo Producing Co., 6.875%, 10/01/17 (e) (f)                                                125             127
  Stone Energy Corp., 8.25%, 12/15/11                                                         175             184
  Swift Energy Co., 7.625%, 07/15/11                                                          200             206
  Swift Energy Co., 9.375%, 05/01/12                                                           50              54
  Valero Energy Corp., 4.75%, 06/15/13                                                      1,010             982
  Vintage Petroleum Inc., 7.875%, 05/15/11 (l)                                                175             183
                                                                                                            3,638
Oil & Gas Services - 0.3%
  Hanover Compressor Co., 0.00%, 03/31/07 (f) (k)                                             175             158
  Key Energy Services Inc., 8.375%, 03/01/08 (f)                                              175             180
  Petronas Capital Ltd., 7.00%, 05/22/12 (e) (f)                                              275             307
  Whiting Petroleum Corp., 7.25%, 05/01/13                                                    126             128
  Whiting Petroleum Corp., 7.00%, 02/01/14 (e)                                                150             152
                                                                                                              925
Packaging & Containers - 0.5%
  Anchor Glass Container Corp., 11.00%, 02/15/13 (f) (i)                                      150              96
  Berry Plastics Corp., 10.75%, 07/15/12 (f)                                                  250             269
  Graphic Packaging International Corp., 9.50%, 08/15/13 (l)                                  200             188
  Jefferson Smurfit Corp. US, 8.25%, 10/01/12 (l)                                             425             400
  Plastipak Holdings Inc., 10.75%, 09/01/11 (f)                                               310             338
  Pliant Corp., 11.125%, 09/01/09 (l)                                                         100              86
  Radnor Holdings Corp., 11.00%, 03/15/10 (f)                                                 225             146
  Tekni-Plex Inc., 8.75%, 11/15/13 (e) (l)                                                    225             192
                                                                                                            1,715
Pharmaceuticals - 0.7%
  Qwest Services Corp., 14.00%, 12/15/14 (f)                                                  400             485
  Valeant Pharmaceuticals International, 7.00%, 12/15/11                                      200             197
  Wyeth, 5.50%, 03/15/13                                                                    1,400           1,436
                                                                                                            2,118
Pipelines - 0.5%
  Dynegy Holdings Inc., 9.875%, 07/15/10 (e) (f)                                              100             109
  Dynegy Holdings Inc., 7.625%, 10/15/26 (f)                                                  450             416
  EL Paso Corp., 7.875%, 06/15/12 (l)                                                         100             104
  EL Paso Corp., 7.80%, 08/01/31 (f)                                                           75              75
  EL Paso Corp., 7.75%, 01/15/32 (l)                                                          425             428
  Williams Cos. Inc., 7.125%, 09/01/11 (f)                                                     50              52
  Williams Cos. Inc., 7.625%, 07/15/19 (l)                                                     75              81
  Williams Cos. Inc., 7.875%, 09/01/21                                                        100             110
  Williams Cos. Inc., 8.75%, 03/15/32                                                         250             295
                                                                                                            1,670
Real Estate - 0.7%
  Boston Properties LP, 6.25%, 01/15/13 (f)                                                   700             742
  ERP Operating LP, 5.25%, 09/15/14 (f)                                                       300             302
  Host Marriott LP, 9.50%, 01/15/07 (f)                                                        75              78
  iStar Financial Inc., 5.15%, 03/01/12 (f)                                                 1,025           1,001
  MeriStar Hospitality Corp., 9.125%, 01/15/11 (l)                                            125             133
                                                                                                            2,256
Retail - 0.6%
  Carrols Corp., 9.00%, 01/15/13 (e) (f)                                                      175             178
  Doane Pet Care Co., 9.75%, 05/15/07 (f)                                                     225             224
  Finlay Fine Jewelry Corp., 8.375%, 06/01/12 (l)                                             100              85
  Home Interiors & Gifts Inc., 10.125%, 06/01/08 (f)                                          200             144
  Limited Brands, 6.95%, 03/01/33 (f)                                                         875             852
  Neiman-Marcus Group Inc., 10.375%, 10/15/15, TBA (c) (e)                                    100             100
  Petco Animal Supplies Inc., 10.75%, 11/01/11 (f)                                            150             165
  Rite Aid Corp., 6.125%, 12/15/08 (e) (f)                                                     75              71
  Rite Aid Corp., 8.125%, 05/01/10                                                             25              26
  Rite Aid Corp., 7.50%, 01/15/15 (f)                                                         150             143
                                                                                                            1,988
Semiconductors - 0.1%
  Amkor Technology Inc., 9.25%, 02/15/08 (l)                                                   25              23
  Amkor Technology Inc., 7.125%, 03/15/11 (l)                                                 350             302
  Amkor Technology Inc., 7.75%, 05/15/13 (l)                                                   61              52
                                                                                                              377
Storage/Warehousing - 0.1%
  OMI Corp., 7.625%, 12/01/13 (f)                                                             175             181


Telecommunications - 1.8%
  Charter Communications Holdings LLC, 10.75%, 10/01/09                                        50              44
  Comcast Cable Communications Holdings Inc., 8.375%, 03/15/13 (f)                            875           1,035
  DirecTV Holdings LLC, 8.375%, 03/15/13 (f)                                                  130             142
  Emmis Communications Corp., 9.75%, 06/15/12 (f) (g)                                         100             101
  Insight Midwest LP, 10.50%, 11/01/10 (f)                                                    200             210
  Intelsat Bermuda Ltd., 8.70%, 01/15/12 (e) (f) (g)                                           75              76
  MCI Inc., 8.735%, 05/01/14 (f)                                                              270             301
  Qwest Services Corp., 13.50%, 12/15/10 (f)                                                  200             229
  SBC Communications Inc., (Step-Up Bond), 9.75%, 12/15/11 (d) (f)                            196             178
  Sprint Capital Corp., 8.375%, 03/15/12                                                      650             765
  Telecom Italia Capital SA, 4.00%, 01/15/10 (e)                                            1,050           1,008
  US Unwired Inc., 10.00%, 06/15/12                                                           175             201
  Verizon Florida Inc., 6.125%, 01/15/13                                                    1,370           1,422
  Zeus Special Subsidiary Ltd., (Step-Up Bond), 9.25%, 02/01/15 (d) (e) (k)                   100              66
                                                                                                            5,778
Telecommunications Equipment - 0.1%
  American Tower Escrow Corp., 0.00%, 08/01/08 (k)                                            145             112
  Centennial Cellular Operating Co., 10.125%, 06/15/13 (f)                                    200             225
  PanAmSat Corp., 9.00%, 08/15/14 (e) (f)                                                      65              69
                                                                                                              406
Transportation - 0.3%
  Holt Group Inc., 9.75%, 01/15/06 (i) (p)                                                    200               -
  Union Carbide Corp., 3.625%, 06/01/10                                                       925             876
  United Rentals North America Inc., 7.75%, 11/15/13                                           61              59
                                                                                                              935
Venture Capital - 0.0%
  Rainbow National Services LLC, 10.375%, 09/01/14 (e) (f)                                    125             141

Water - 0.2%
  United Utilities Plc, 4.55%, 06/19/18                                                       700             638


Wireless Telecommunications - 0.5%
  American Tower Corp., 7.50%, 05/01/12 (l)                                                   125             133
  Cingular Wireless Services Inc., 8.75%, 03/01/31 (f)                                        800           1,080
  Lucent Technologies Inc., 6.45%, 03/15/29 (f)                                               475             416
                                                                                                            1,629

  Total Corporate Bonds (cost $98,326)                                                                     97,462
Government Securities - 56.1%
Asset Backed Securities - 0.2%
  First Union National Bank Commercial Mortgage, 0.7756%, 05/17/32                         11,252             316


Sovereign - 10.0%
  Federal Republic of Brazil, 8.00%, 01/15/18                                               1,731           1,833
  Federal Republic of Brazil, 8.875%, 10/14/19                                                150             163
  Federal Republic of Brazil, 12.25%, 03/06/30                                                585             805
  Federal Republic of Brazil, 11.00%, 08/17/40                                                500             613
  Mexican Bonos, 9.50%, 12/18/14                                                            2,735             269
  Mexican Bonos, 10.00%, 12/05/24                                                           2,610             269
  Quebec Province, 4.60%, 05/26/15 (f)                                                      1,475           1,451
  Region of Lombardy, 5.80%, 10/25/32                                                         750             813
  Republic of Argentina, 4.01%, 08/03/12 (f)                                                  275             220
  Republic of Argentina, 5.83%, 12/31/33 (f)                                                  340             151
  Republic of Argentina, 8.28%, 12/31/33                                                      589             608
  Republic of Brazil, 4.313%, 04/15/12 (g)                                                  3,146           3,095
  Republic of Brazil, 10.125%, 05/15/27                                                       625             749
  Republic of Bulgaria, 8.25%, 01/15/15 (f)                                                   150             185
  Republic of Colombia, 10.00%, 01/23/12                                                      250             301
  Republic of Colombia, 10.75%, 01/15/13                                                       50              63
  Republic of Colombia, 8.125%, 05/21/24 (f)                                                  250             268
  Republic of Colombia, 10.375%, 01/28/33 (f)                                                 250             326
  Republic of Ecuador, 12.00%, 11/15/12                                                       370             377
  Republic of Ecuador, (Step-Up Bond), 9.00%, 08/15/30 (d)                                     75              71
  Republic of Panama, 9.625%, 02/08/11 (f)                                                    205             245
  Republic of Panama, 7.25%, 03/15/15 (f)                                                     375             409
  Republic of Panama, 9.375%, 01/16/23 (f)                                                    315             398
  Republic of Peru, 9.125%, 02/21/12                                                          750             900
  Republic of Peru, 9.875%, 02/06/15                                                          190             243
  Republic of Peru, (Step-Up Bond), 5.00%, 03/07/17 (d) (h)                                   308             304
  Republic of Philippines, 8.375%, 03/12/09                                                   525             556
  Republic of Philippines, 8.875%, 03/17/15                                                   150             160
  Republic of Philippines, 9.875%, 01/15/19                                                   275             307
  Republic of South Africa, 6.50%, 06/02/14 (f)                                               200             219
  Republic of The Philippines, 10.625%, 03/16/25                                              800             934
  Republic of Turkey, 9.00%, 06/30/11 (f)                                                     400             461
  Republic of Turkey, 11.50%, 01/23/12 (f)                                                    425             544
  Republic of Turkey, 11.00%, 01/14/13 (f)                                                    150             192
  Republic of Turkey, 11.875%, 01/15/30                                                       375             550
  Republic of Venezuela, 10.75%, 09/19/13                                                     625             780
  Republic of Venezuela, 8.50%, 10/08/14                                                      500             555
  Republic of Venezuela, 9.25%, 09/15/27                                                      100             118
  Russian Federation, 11.00%, 07/24/18                                                        725           1,106
  Russian Federation, 5.00%, 03/31/30 (d) (h)                                               3,695           4,246
  Ukraine, 6.875%, 03/04/11 (f)                                                               125             131
  Ukraine, 7.65%, 06/11/13 (f)                                                                100             110
  United Mexican States, 6.375%, 01/16/13 (f)                                                 575             612
  United Mexican States, 5.875%, 01/15/14                                                   1,375           1,422
  United Mexican States, 6.625%, 03/03/15                                                   1,475           1,603
  United Mexican States, 11.375%, 09/15/16 (f)                                                325             479
  United Mexican States, 8.00%, 09/24/22                                                      150             181
  United Mexican States, 8.30%, 08/15/31 (f)                                                  375             468
  United Mexican States, 7.50%, 04/08/33 (f)                                                  475             551
                                                                                                           31,414
U.S. Government Agencies - 31.3%
  Federal Home Loan Mortgage Corp., 6.00%, 11/01/32, TBA (c)                                2,000           2,035
  Federal Home Loan Mortgage Corp., 5.00%, 11/01/33, TBA (c)                               11,500          11,259
  Federal National Mortgage Association, 6.00%, 04/01/18                                      143             147
  Federal National Mortgage Association, 10.40%, 04/25/19                                       5               6
  Federal National Mortgage Association, 4.00%, 03/01/20, TBA (c)                           8,000           7,702
  Federal National Mortgage Association, 6.50%, 02/01/26                                       11              11
  Federal National Mortgage Association, 7.50%, 08/01/29                                       22              23
  Federal National Mortgage Association, 8.00%, 08/01/29                                        2               3
  Federal National Mortgage Association, 7.50%, 09/01/29                                        8               8
  Federal National Mortgage Association, 7.50%, 09/01/29                                       33              35
  Federal National Mortgage Association, 7.50%, 03/01/30                                       10              10
  Federal National Mortgage Association, 8.00%, 04/01/30                                       18              19
  Federal National Mortgage Association, 7.50%, 05/01/30                                        6               6
  Federal National Mortgage Association, 7.50%, 06/01/30                                        9              10
  Federal National Mortgage Association, 7.50%, 06/01/30                                        4               5
  Federal National Mortgage Association, 7.50%, 07/01/30                                        6               6
  Federal National Mortgage Association, 7.50%, 07/01/30                                        3               3
  Federal National Mortgage Association, 8.00%, 07/01/30                                       30              32
  Federal National Mortgage Association, 8.00%, 08/01/30                                        9              10
  Federal National Mortgage Association, 7.50%, 09/01/30                                        4               5
  Federal National Mortgage Association, 8.00%, 10/01/30                                      130             139
  Federal National Mortgage Association, 7.50%, 11/01/30                                        8               8
  Federal National Mortgage Association, 7.50%, 12/01/30                                        7               7
  Federal National Mortgage Association, 7.50%, 01/01/31                                        8               9
  Federal National Mortgage Association, 8.00%, 01/01/31                                        1               1
  Federal National Mortgage Association, 8.00%, 01/01/31                                       40              43
  Federal National Mortgage Association, 8.00%, 01/01/31                                       48              51
  Federal National Mortgage Association, 7.50%, 02/01/31                                       21              23
  Federal National Mortgage Association, 7.50%, 02/01/31                                       41              44
  Federal National Mortgage Association, 8.00%, 02/01/31                                        6               7
  Federal National Mortgage Association, 7.50%, 03/01/31                                       18              19
  Federal National Mortgage Association, 6.00%, 07/01/32                                       25              26
  Federal National Mortgage Association, 7.00%, 07/01/32                                       41              43
  Federal National Mortgage Association, 6.00%, 09/01/32                                      150             153
  Federal National Mortgage Association, 7.50%, 09/01/32                                       28              30
  Federal National Mortgage Association, 6.00%, 11/01/33, TBA (c)                           3,000           3,050
  Federal National Mortgage Association, 6.50%, 11/01/33, TBA (c)                           2,000           2,057
  Federal National Mortgage Association, 4.50%, 04/01/34, TBA (c)                           7,000           6,675
  Federal National Mortgage Association, 5.00%, 11/01/35, TBA (c)                          39,625          38,800
  Federal National Mortgage Association, 5.50%, 11/01/35, TBA (c)                          25,500          25,498
                                                                                                           98,018
U.S. Treasury Securities - 14.6%
  U.S. Treasury Bond, 6.125%, 11/15/27 (l)                                                    100             121
  U.S. Treasury Bond, 5.50%, 08/15/28 (l)                                                      70              79
  U.S. Treasury Bond, 5.25%, 11/15/28 (l)                                                   1,500           1,634
  U.S. Treasury Bond, 5.25%, 02/15/29 (l)                                                     500             545
  U.S. Treasury Bond, 6.125%, 08/15/29 (l)                                                  1,500           1,826
  U.S. Treasury Bond, 5.375%, 02/15/31 (l)                                                    750             840
  U.S. Treasury Note, 3.625%, 01/15/10 (l)                                                  3,350           3,273
  U.S. Treasury Note, 4.00%, 03/15/10 (l)                                                   2,125           2,106
  U.S. Treasury Note, 4.00%, 04/15/10 (l)                                                  12,400          12,287
  U.S. Treasury Note, 3.875%, 05/15/10 (l)                                                  5,600           5,519
  U.S. Treasury Note, 5.00%, 02/15/11 (l)                                                   5,900           6,117
  U.S. Treasury Note, 4.25%, 11/15/14 (l)                                                   1,660           1,648
  U.S. Treasury Note, 4.125%, 05/15/15 (l)                                                 10,000           9,828
                                                                                                           45,823

  Total Government Securities (cost $174,483)                                                             175,571
Short Term Investments - 66.3%
Commercial Paper - 18.0%
  Atlantic Asset Securities Corp., 3.71%, 10/12/05 (f)                                      5,025           5,019
  Beethoven Funding Corp., 3.72%, 10/13/05 (f)                                              8,100           8,090
  Concord Minutemen Capital Co., 3.70%, 10/12/05 (f)                                        8,100           8,091
  Curzon Funding Corp., 3.71%, 10/13/05 (f)                                                 8,100           8,090
  Daimlerchrysler, 3.84%, 10/13/05 (f)                                                      4,050           4,045
  Four Winds Funding Corp., 3.77%, 10/13/05 (f)                                             3,773           3,768
  Hannover Funding Co. LLC, 3.72%, 10/13/05 (f)                                             3,133           3,129
  Mica Funding LLC, 3.70%, 10/13/05 (f)                                                     8,100           8,090
  Victory Receivables Corp., 3.71%, 10/12/05 (f)                                            8,100           8,091
                                                                                                           56,413
Money Market Funds - 0.0%
  Dreyfus Cash Management Plus Fund, 3.64% (a)                                                  -               -


Repurchase Agreement - 24.5%
  Repurchase Agreement with JPMorgan Chase/Geenwich Capital, 3.80%,
    (Collateralized by $38,000 Federal Farm Credit Bank, 4.375%, due
     06/21/11, market value $38,000 and $33,135 Federal National
     Mortgage Association, 6.21%, due 08/06/38, market value $40,342)
     acquired on 09/30/05,
       due 10/03/05 at $76,774                                                             76,774          76,774


Securities Lending Collateral - 23.8%
  Mellon GSL Delaware Business Trust Collateral Fund                                       74,441          74,441

  Total Short Term Investments (cost $207,628)                                                            207,628
Total Investments - 154.2% (cost $481,872)                                                                482,831

Other Assets and Liabilities, Net -  (54.2%)                                                            (169,745)

Total Net Assets - 100%                                                                                  $313,086

JNL/Salomon Brothers U.S. Government & Quality Bond Fund
Corporate Bonds - 3.0%
Asset Backed Securities - 3.0%
  Commercial Mortgage Asset Trust, 5.447%, 07/16/34 (e)                                     5,532          $5,639
  Green Tree Financial Corp., 7.07%, 01/15/29 (f)                                             660             687

  Total Corporate Bonds (cost $6,364)                                                                       6,326
Government Securities - 107.8%
U.S. Government Agencies - 67.5%
  Federal Farm Credit Discount Notes, 3.61%, 10/11/05                                      22,000          21,978
  Federal Home Loan Mortgage Corp., 3.60%, 10/12/05                                        25,000          24,973
  Federal Home Loan Mortgage Corp., 5.80%, 09/02/08 (l)                                     3,500           3,620
  Federal Home Loan Mortgage Corp., 7.00%, 07/01/11                                             5               5
  Federal Home Loan Mortgage Corp., 6.50%, 08/01/13                                            33              34
  Federal Home Loan Mortgage Corp., 8.25%, 04/01/17                                             3               3
  Federal Home Loan Mortgage Corp., 4.50%, 07/01/20, TBA (c)                                1,000             980
  Federal Home Loan Mortgage Corp., 8.00%, 07/01/20                                            69              74
  Federal Home Loan Mortgage Corp., 6.00%, 11/01/28                                           610             622
  Federal Home Loan Mortgage Corp., 7.00%, 04/01/29                                           162             170
  Federal Home Loan Mortgage Corp., 7.00%, 10/01/31                                             8               8
  Federal Home Loan Mortgage Corp., 7.00%, 11/01/31                                            12              13
  Federal Home Loan Mortgage Corp., 7.00%, 02/01/32                                           194             203
  Federal Home Loan Mortgage Corp., 7.00%, 03/01/32                                           185             193
  Federal Home Loan Mortgage Corp., 7.00%, 04/01/32                                            16              17
  Federal Home Loan Mortgage Corp., 7.00%, 04/01/32                                           146             152
  Federal Home Loan Mortgage Corp., 4.50%, 04/15/32                                           183             167
  Federal Home Loan Mortgage Corp., 7.00%, 06/01/32                                             9               9
  Federal Home Loan Mortgage Corp., 7.00%, 06/01/32                                            16              16
  Federal Home Loan Mortgage Corp., 7.00%, 08/01/32                                            11              11
  Federal Home Loan Mortgage Corp., 6.00%, 11/01/32, TBA (c)                                3,000           3,052
  Federal Home Loan Mortgage Corp., 5.00%, 08/01/33                                         2,104           2,064
  Federal Home Loan Mortgage Corp., 5.00%, 11/01/33, TBA (c)                               24,500          23,987
  Federal National Mortgage Association, 3.67%, 02/17/09 (g)                                2,000           1,992
  Federal National Mortgage Association, 12.50%, 09/20/15                                       2               2
  Federal National Mortgage Association, 12.00%, 01/01/16                                      83              91
  Federal National Mortgage Association, 12.00%, 01/15/16                                       2               3
  Federal National Mortgage Association, 12.50%, 01/15/16                                      40              44
  Federal National Mortgage Association, 5.50%, 12/01/17, TBA (c)                           3,000           3,045
  Federal National Mortgage Association, 5.00%, 02/01/19                                    1,199           1,196
  Federal National Mortgage Association, 11.50%, 09/01/19                                       -               -
  Federal National Mortgage Association, 10.50%, 08/01/20                                       9              10
  Federal National Mortgage Association, 6.50%, 03/01/26                                       12              13
  Federal National Mortgage Association, 7.00%, 05/01/26                                       17              18
  Federal National Mortgage Association, 7.00%, 11/01/28                                       20              21
  Federal National Mortgage Association, 7.00%, 12/01/28                                        6               6
  Federal National Mortgage Association, 7.00%, 12/01/28                                        5               6
  Federal National Mortgage Association, 6832.50%, 12/28/28 (g)                                 -               -
  Federal National Mortgage Association, 7.00%, 03/01/29                                       63              66
  Federal National Mortgage Association, 7.00%, 03/01/29                                        7               7
  Federal National Mortgage Association, 8.00%, 07/01/29                                        1               1
  Federal National Mortgage Association, 8.00%, 11/01/29                                       28              30
  Federal National Mortgage Association, 8.00%, 12/01/29                                       43              46
  Federal National Mortgage Association, 7.00%, 01/01/30                                       60              63
  Federal National Mortgage Association, 8.00%, 01/01/30                                       59              63
  Federal National Mortgage Association, 8.00%, 02/01/30                                       11              11
  Federal National Mortgage Association, 8.00%, 05/01/30                                        4               4
  Federal National Mortgage Association, 6.527%, 05/25/30                                   1,396           1,449
  Federal National Mortgage Association, 8.00%, 09/01/30                                        1               1
  Federal National Mortgage Association, 8.00%, 09/01/30                                        2               2
  Federal National Mortgage Association, 8.00%, 10/01/30                                       55              59
  Federal National Mortgage Association, 8.00%, 11/01/30                                        3               3
  Federal National Mortgage Association, 8.00%, 01/01/31                                      113             121
  Federal National Mortgage Association, 8.00%, 01/01/31                                        8               8
  Federal National Mortgage Association, 7.50%, 02/01/31                                      125             132
  Federal National Mortgage Association, 8.00%, 02/01/31                                       27              29
  Federal National Mortgage Association, 8.00%, 02/01/31                                       22              23
  Federal National Mortgage Association, 8.00%, 03/01/31                                       10              11
  Federal National Mortgage Association, 8.00%, 03/01/31                                       61              65
  Federal National Mortgage Association, 8.00%, 03/01/31                                       19              20
  Federal National Mortgage Association, 8.00%, 04/01/31                                        3               3
  Federal National Mortgage Association, 6.00%, 01/01/33                                    2,092           2,127
  Federal National Mortgage Association, 5.50%, 11/01/33, TBA (c)                          16,000          16,000
  Federal National Mortgage Association, 6.00%, 11/01/33, TBA (c)                           3,000           3,050
  Federal National Mortgage Association, 6.50%, 11/01/33, TBA (c)                           8,000           8,229
  Federal National Mortgage Association, 5.00%, 10/01/34, TBA (c)                          17,000          16,648
  Federal National Mortgage Association, 5.50%, 11/01/35, TBA (c)                           6,000           6,001
  Freddie Mac, 5.50%, 01/15/23                                                              8,366             365
  Government National Mortgage Association, 13.50%, 07/15/10                                   40              45
                                                                                                          143,480
U.S. Treasury Securities - 40.3%
  U.S. Treasury Bond, 6.625%, 02/15/27 (f)                                                  2,350           2,983
  U.S. Treasury Bond, 6.375%, 08/15/27 (f)                                                  1,000           1,239
  U.S. Treasury Bond, 5.25%, 02/15/29 (f)                                                   2,000           2,180
  U.S. Treasury Bond, 6.125%, 08/15/29 (f)                                                  1,250           1,522
  U.S. Treasury Bond, 5.375%, 02/15/31 (f) (m)                                             17,000          19,045
  U.S. Treasury Note, 5.75%, 11/15/05 (f)                                                   8,500           8,522
  U.S. Treasury Note, 2.875%, 11/30/06 (l)                                                 11,000          10,842
  U.S. Treasury Note, 3.375%, 11/15/08 (f)                                                  1,300           1,269
  U.S. Treasury Note, 3.375%, 10/15/09 (l)                                                 15,000          14,537
  U.S. Treasury Note, 4.25%, 08/15/13 (l)                                                   8,700           8,670
  U.S. Treasury Note, 4.25%, 08/15/14 (l)                                                   5,000           4,969
  U.S. Treasury Note, 4.00%, 02/15/15 (l)                                                  10,000           9,734
                                                                                                           85,512

  Total Government Securities (cost $227,834)                                                             228,992
Short Term Investments - 52.5%
Commercial Paper - 18.2%
  Beethoven Funding Corp., 3.72%, 10/13/05                                                  3,786           3,781
  Concord Minutemen Capital Co., 3.70%, 10/12/05                                            5,650           5,644
  Curzon Funding Corp., 3.71%, 10/13/05                                                     5,650           5,643
  Daimlerchrysler, 3.84%, 10/13/05                                                          2,835           2,831
  Four Winds Funding Corp., 3.77%, 10/13/05                                                 2,691           2,688
  Hannover Funding Co. LLC, 3.72%, 10/13/05                                                 5,650           5,643
  Mica Funding LLC, 3.70%, 10/13/05                                                         5,650           5,643
  Regency Merkets, 3.69%, 10/12/05                                                          1,055           1,054
  Victory Receivables Corp., 3.71%, 10/12/05                                                5,650           5,643
                                                                                                           38,570
Money Market Funds - 0.0%
  Dreyfus Cash Management Plus Fund, 3.64% (a)                                                  -               -


Repurchase Agreement - 9.2%
  Repurchase Agreement with Bank of America Securities, 3.79%,
  (Collateralized by $18,235 Federal National Mortgage Association, 6.00%,
   due 05/15/11,
       Market value $19,989) acquired on 09/30/05, due 10/03/05 at $19,598                 19,598          19,598


Securities Lending Collateral - 25.1%
  Mellon GSL Delaware Business Trust Collateral Fund                                       53,410          53,410

  Total Short Term Investments (cost $111,579)                                                            111,579
Total Investments - 163.3% (cost $345,777)                                                                346,897

Other Assets and Liabilities, Net -  (63.3%)                                                            (134,461)

Total Net Assets - 100%                                                                                  $212,436

JNL/Select Balanced Fund
Common Stocks - 63.4%
Aerospace & Defense - 1.6%
  General Dynamics Corp.                                                                       33          $3,921
  United Technologies Corp.                                                                    44           2,281
                                                                                                            6,202
Auto Parts & Equipment - 0.4%
  BorgWarner Inc.                                                                              25           1,389


Banks - 3.8%
  Bank of America Corp.                                                                       148           6,227
  JPMorgan Chase & Co.                                                                         59           1,998
  PNC Financial Services Group Inc.                                                            31           1,770
  State Street Corp.                                                                           57           2,808
  Synovus Financial Corp.                                                                      84           2,317
                                                                                                           15,120
Beverages - 1.2%
  Coca-Cola Co.                                                                                66           2,829
  Coca-Cola Enterprises Inc.                                                                   90           1,755
                                                                                                            4,584
Chemicals - 1.7%
  E.I. Du Pont de Nemours & Co.                                                               124           4,849
  Rohm & Haas Co.                                                                              45           1,834
                                                                                                            6,683
Computers - 1.2%
  International Business Machines Corp.                                                        59           4,725


Cosmetics & Personal Care - 1.6%
  Kimberly-Clark Corp.                                                                         42           2,494
  Proctor & Gamble Co.                                                                         67           3,990
                                                                                                            6,484
Diversified Financial Services - 3.7%
  Citigroup Inc.                                                                              161           7,338
  Freddie Mac                                                                                  38           2,157
  MBNA Corp.                                                                                   87           2,149
  Merrill Lynch & Co. Inc. (l)                                                                 52           3,184
                                                                                                           14,828
Electric - 3.5%
  Dominion Resources Inc.                                                                      25           2,188
  Exelon Corp.                                                                                 96           5,146
  Pinnacle West Capital Corp.                                                                  52           2,292
  PPL Corp                                                                                     57           1,830
  Progress Energy Inc. (l)                                                                     51           2,260
                                                                                                           13,716
Electrical Components & Equipment - 0.6%
  Emerson Electric Co.                                                                         33           2,334


Electronics - 0.9%
  Parker Hannifin Corp.                                                                        53           3,383


Entertainment - 0.3%
  Warner Music Group Corp. (b)                                                                 60           1,118


Environmental Control - 0.9%
  Waste Management Inc.                                                                       127           3,625

Food - 0.7%
  Hormel Foods Corp.                                                                           56           1,844
  Tyson Foods Inc. (l)                                                                         59           1,065
                                                                                                            2,909
Forest Products & Paper - 1.9%
  International Paper Co.                                                                      65           1,949
  Weyerhaeuser Co.                                                                             83           5,713
                                                                                                            7,662
Household Products - 0.5%
  Avery Dennison Corp. (l)                                                                     37           1,959


Insurance - 3.8%
  ACE Ltd.                                                                                     69           3,224
  American International Group Inc.                                                            55           3,395
  Hartford Financial Services Group Inc.                                                       47           3,612
  Marsh & McLennan Cos. Inc.                                                                   51           1,553
  MBIA Inc. (l)                                                                                24           1,431
  MetLife Inc.                                                                                 37           1,824
                                                                                                           15,039
Machinery - 1.3%
  Deere & Co.                                                                                  44           2,674
  Whirlpool Corp.                                                                              35           2,637
                                                                                                            5,311
Manufacturing - 1.4%
  General Electric Corp.                                                                      161           5,404


Media - 2.6%
  Comcast Corp. - Class A (b)                                                                 104           3,056
  Gannett Co. Inc.                                                                             17           1,184
  New York Times Co. - Class A (l)                                                             40           1,178
  Time Warner Inc.                                                                            179           3,240
  Viacom Inc. - Class B                                                                        47           1,558
                                                                                                           10,216
Metal Fabrication & Hardware - 1.1%
  Rio Tinto Plc - ADR                                                                          26           4,206


Mining - 1.3%
  Alcoa Inc.                                                                                  121           2,952
  Cameco Corp.                                                                                 42           2,247
                                                                                                            5,199
Office & Business Equipment - 1.0%
  Pitney Bowes Inc.                                                                            40           1,670
  Xerox Corp. (b)                                                                             154           2,103
                                                                                                            3,773
Oil & Gas Producers - 10.7%
  BP Plc - ADR                                                                                 70           4,924
  Burlington Resources Inc.                                                                    56           4,521
  Chevron Corp.                                                                               112           7,217
  ConocoPhillips                                                                               21           1,461
  Encana Corp.                                                                                105           6,106
  Exxon Mobil Corp.                                                                           185          11,761
  Total SA - ADR (l)                                                                           47           6,356
                                                                                                           42,346
Oil & Gas Services - 0.6%
  Schlumberger Ltd.                                                                            29           2,439


Pharmaceuticals - 5.1%
  Abbott Laboratories                                                                         119           5,046
  Eli Lilly & Co.                                                                              88           4,715
  Novartis AG - ADR                                                                            39           1,969
  Pfizer Inc.                                                                                  78           1,948
  Schering-Plough Corp.                                                                       188           3,947
  Wyeth                                                                                        57           2,647
                                                                                                           20,272
Retail - 1.5%
  Family Dollar Stores Inc.                                                                    72           1,433
  Limited Brands                                                                               40             813
  McDonald's Corp.                                                                            112           3,751
  TJX Cos. Inc.                                                                                 1              16
                                                                                                            6,013
Semiconductors - 0.5%
  Texas Instruments Inc.                                                                       61           2,061


Software - 1.5%
  First Data Corp.                                                                             40           1,608
  Microsoft Corp.                                                                             170           4,384
                                                                                                            5,992
Telecommunications - 2.5%
  SBC Communications Inc.                                                                     189           4,540
  Sprint Nextel Corp.                                                                         114           2,704
  Verizon Communications Inc.                                                                  83           2,700
                                                                                                            9,944
Tobacco - 1.2%
  Altria Group Inc.                                                                            67           4,939


Transportation - 1.9%
  CSX Corp.                                                                                    67           3,123
  Union Pacific Corp.                                                                          63           4,546
                                                                                                            7,669
Wireless Telecommunications - 0.9%
  Motorola Inc.                                                                               154           3,411

  Total Common Stocks (cost $222,819)                                                                     250,955
Corporate Bonds - 11.0%
Aerospace & Defense - 0.1%
  Raytheon Co., 6.75%, 08/15/07                                                               146             151


Asset Backed Securities - 3.6%
  Americredit Automobile Receivables Trust, 3.10%, 11/06/09                                   482             477
  Banc of America Commercial Mortgage Inc., 5.676%, 06/11/35                                  445             452
  Banc of America Commercial Mortgage Inc., 5.118%, 07/11/43                                  750             758
  Bank of America - First Union NB Commercial Mortgage, 5.46%, 04/11/37 (g)                   500             514
  Bank One Issuance Trust, 4.77%, 02/16/16                                                    500             489
  BMW Vehicle Owners Trust, 3.52%, 10/25/10                                                 1,000             982
  Capital One Multi-Asset Execution Trust, 3.40%, 11/16/09                                    480             472
  Capital One Multi-Asset Execution Trust, 4.50%, 06/15/11                                    500             497
  Commercial Mortgage Acceptance Corp., 7.88%, 06/15/31 (g)                                   500             546
  CS First Boston Mortgage Securities Corp., 6.133%, 04/15/37                                 500             531
  Discover Card Master Trust I, 3.45%, 04/16/09                                             1,000             988
  GE Capital Commercial Mortgage, 6.03%, 08/11/33 (g)                                         825             844
  Harley-Davidson Motorcycle Trust, 1.89%, 02/15/11                                           381             369
  JPMorgan Chase Commercial Mortgage Finance, 6.613%, 01/15/30                                876             903
  JPMorgan Chase Commercial Mortgage Finance Corp., 6.507%, 10/15/35 (g)                    1,000           1,042
  MBNA Corp., 6.55%, 12/15/08                                                                 500             508
  MBNA Corp., 6.65%, 08/15/11 (e)                                                             500             526
  Morgan Stanley Dean Witter Capital, 5.98%, 01/15/39                                         560             592
  PNC Mortgage Acceptance Corp., 6.36%, 03/12/34                                            1,000           1,067
  Wells Fargo Mortgage Backed Securities, 4.60%, 03/25/35 (g) (p)                             372             368
  Wells Fargo Mortgage Backed Securities, 4.543%, 04/25/35 (g)                                410             404
  WFS Financial Owner Trust, 2.73%, 05/20/11                                                  408             401
  World Omni Auto Receivables Trust, 2.20%, 01/15/08                                          350             347
                                                                                                           14,077
Auto Manufacturers - 0.2%
  DaimlerChrysler NA Holding Corp., 4.75%, 01/15/08                                           500             497
  Harley-Davidson Motorcycle Trust, 2.00%, 11/15/11                                           250             242
                                                                                                              739
Banks - 0.9%
  Bank of America Corp., 7.40%, 01/15/11                                                      750             838
  BB&T Corp., 4.90%, 06/30/17                                                                 190             186
  HSBC Bank USA NA, 5.875%, 11/01/34                                                          250             257
  HSBC Holdings Plc, 7.35%, 11/27/32                                                          500             604
  US Bank NA, 4.95%, 10/30/14                                                                 450             450
  Wachovia Corp., 3.625%, 02/17/09                                                            750             726
  Wachovia Corp., 5.25%, 08/01/14                                                             500             506
                                                                                                            3,567
Beverages - 0.2%
  Diageo Capital Plc, 3.50%, 11/19/07                                                       1,000             978


Commercial Services - 0.3%
  Aramark Services Inc., 7.00%, 07/15/06                                                    1,000           1,013


Computers - 0.1%
  Hewlett-Packard Co., 5.50%, 07/01/07                                                        500             508


Cosmetics & Personal Care - 0.1%
  Procter & Gamble Co., 5.80%, 08/15/34                                                       500             528


Diversified Financial Services - 2.0%
  Americredit Automobile Receivables Trust, 4.46%, 04/12/09                                   400             400
  Boeing Capital Corp., 6.50%, 02/15/12 (l)                                                   500             545
  Centex Home Equity, 4.72%, 10/25/31 (g)                                                     115             113
  CIT Group Inc., 7.375%, 04/02/07                                                            500             520
  Citigroup Inc., 3.50%, 02/01/08                                                             250             244
  Citigroup Inc., 6.00%, 02/21/12 (l)                                                         500             531
  Credit Suisse First Boston USA Inc., 4.875%, 01/15/15                                       345             338
  General Electric Capital Corp., 5.875%, 02/15/12 (l)                                      1,000           1,051
  General Electric Capital Corp., 6.75%, 03/15/32                                             500             588
  HSBC Finance Corp., 6.375%, 11/27/12                                                        500             537
  JPMorgan Chase & Co., 6.625%, 03/15/12                                                      500             543
  JPMorgan Chase & Co., 5.125%, 09/15/14                                                      500             499
  Morgan Stanley, 5.80%, 04/01/07                                                             500             508
  Standard Credit Card Master Trust, 7.50%, 04/07/08                                        1,000           1,015
  Verizon Global Funding Corp., 7.75%, 12/01/30                                               500             609
                                                                                                            8,041
Forest Products & Paper - 0.1%
  Weyerhaeuser Co., 7.125%, 07/15/23                                                          350             386


Holding Companies - Diversified - 0.3%
  Berkshire Hathaway Finance Corp., 4.85%, 01/15/15                                           670             663
  Midland Realty Acceptance Corp., 7.636%, 01/25/29                                           500             516
                                                                                                            1,179
Insurance - 1.3%
  Ace Capital Trust, 9.70%, 04/01/30                                                          525             692
  Ace INA Holdings Inc., 5.875%, 06/15/14                                                     600             610
  ASIF Global Financing, 4.90%, 01/17/13 (e)                                                  500             491
  AXA SA, 8.60%, 12/15/30                                                                     775           1,020
  Hartford Life Inc., 7.375%, 03/01/31                                                        700             849
  Liberty Mutual Insurance, 7.875%, 10/15/26 (e)                                              475             531
  Marsh & McLennan Cos. Inc., 5.375%, 07/15/14                                                675             653
  MetLife Inc., 6.50%, 12/15/32                                                               350             386
  Willis Group North America Inc., 5.625%, 07/15/15                                           105             104
                                                                                                            5,336
Media - 0.3%
  Comcast Corp., 5.85%, 01/15/10                                                              200             207
  Comcast Corp., 5.65%, 06/15/35                                                              600             561
  Walt Disney Co., 5.375%, 06/01/07                                                           400             404
                                                                                                            1,172
Metal Fabrication & Hardware - 0.1%
  Corp. Nacional del Cobre de Chile, 5.50%, 10/15/13 (e)                                      500             513


Oil & Gas Services - 0.2%
  Valero Energy Corp., 6.875%, 04/15/12                                                       675             741


Retail - 0.1%
  Target Corp., 5.375%, 06/15/09                                                              500             511


Sovereign - 0.2%
  Telecom Italia Capital SA, 5.25%, 10/01/15                                                  675             663


Telecommunications - 0.9%
  Cingular Wireless Services Inc., 7.875%, 03/01/11                                           750             854
  COX Communications Inc., 5.45%, 12/15/14                                                    500             497
  Deutsche Telekom International Finance BV, 8.75%, 06/15/30                                  275             355
  Sprint Capital Corp., 6.125%, 11/15/08                                                      125             130
  Sprint Capital Corp., 8.375%, 03/15/12                                                      450             530
  Verizon Global Funding Corp., 6.125%, 06/15/07 (l)                                          500             513
  Vodafone Group Plc, 5.375%, 01/30/15                                                        500             512
                                                                                                            3,391

  Total Corporate Bonds (cost $43,978)                                                                     43,494
Government Securities - 28.0%
Sovereign - 0.6%
  Tennessee Valley Authority, 4.375%, 06/15/15 (l)                                          2,400           2,349


Treasury Inflation Index Securities - 1.6%
  US Treasury Inflation Indexed Note, 2.375%, 01/15/25 (l)                                  5,625           6,238

U.S. Government Agencies - 11.0%
  Federal Home Loan Mortgage Corp., 5.50%, 10/01/16 (f)                                       440             447
  Federal Home Loan Mortgage Corp., 6.00%, 04/01/17 (f)                                       310             319
  Federal Home Loan Mortgage Corp., 6.50%, 11/01/17 (f)                                       136             141
  Federal Home Loan Mortgage Corp., 5.00%, 01/01/18 (f)                                       135             135
  Federal Home Loan Mortgage Corp., 5.50%, 01/01/18 (f)                                         2               2
  Federal Home Loan Mortgage Corp., 4.50%, 05/01/18 (f)                                       200             196
  Federal Home Loan Mortgage Corp., 5.00%, 05/01/18 (f)                                       313             312
  Federal Home Loan Mortgage Corp., 4.50%, 09/01/18 (f)                                       234             229
  Federal Home Loan Mortgage Corp., 4.50%, 11/01/18 (f)                                       319             313
  Federal Home Loan Mortgage Corp., 4.50%, 11/01/18 (f)                                       157             154
  Federal Home Loan Mortgage Corp., 5.50%, 01/01/19 (f)                                       583             591
  Federal Home Loan Mortgage Corp., 4.50%, 03/01/19 (f)                                     1,488           1,458
  Federal Home Loan Mortgage Corp., 5.50%, 08/01/19 (f)                                       606             615
  Federal Home Loan Mortgage Corp., 7.00%, 11/01/30 (f)                                       269             281
  Federal Home Loan Mortgage Corp., 7.00%, 02/01/31 (f)                                        64              67
  Federal Home Loan Mortgage Corp., 7.00%, 06/01/31 (f)                                        93              98
  Federal Home Loan Mortgage Corp., 7.00%, 10/01/32 (f)                                       272             284
  Federal Home Loan Mortgage Corp., 5.50%, 03/01/33 (f)                                     1,240           1,241
  Federal Home Loan Mortgage Corp., 4.50%, 06/01/33 (f)                                       216             206
  Federal Home Loan Mortgage Corp., 5.50%, 06/01/33 (f)                                       263             264
  Federal Home Loan Mortgage Corp., 5.00%, 08/01/33 (f)                                     1,318           1,293
  Federal Home Loan Mortgage Corp., 6.50%, 09/01/33 (f)                                       151             155
  Federal Home Loan Mortgage Corp., 6.00%, 10/01/33 (f)                                     1,736           1,766
  Federal Home Loan Mortgage Corp., 5.00%, 05/01/34 (f)                                     1,355           1,328
  Federal Home Loan Mortgage Corp., 5.50%, 05/01/34 (f)                                       168             168
  Federal Home Loan Mortgage Corp., 5.00%, 09/01/34 (f)                                       502             492
  Federal National Mortgage Association, 5.00%, 10/01/17                                      340             340
  Federal National Mortgage Association, 5.00%, 11/01/17                                      152             152
  Federal National Mortgage Association, 6.00%, 01/01/18                                       80              82
  Federal National Mortgage Association, 5.00%, 02/01/18                                      663             661
  Federal National Mortgage Association, 5.00%, 04/01/18                                      181             181
  Federal National Mortgage Association, 4.50%, 07/01/18 (f)                                1,462           1,434
  Federal National Mortgage Association, 5.50%, 11/01/18                                      190             193
  Federal National Mortgage Association, 5.00%, 12/01/18                                    1,009           1,007
  Federal National Mortgage Association, 6.50%, 08/01/28                                       37              38
  Federal National Mortgage Association, 6.50%, 11/01/28                                       78              80
  Federal National Mortgage Association, 6.50%, 12/01/28                                       47              49
  Federal National Mortgage Association, 6.00%, 03/01/29                                      350             356
  Federal National Mortgage Association, 7.50%, 09/01/29                                       98             104
  Federal National Mortgage Association, 6.50%, 01/01/32                                      515             532
  Federal National Mortgage Association, 6.50%, 07/01/32                                      657             677
  Federal National Mortgage Association, 6.50%, 09/01/32                                      320             330
  Federal National Mortgage Association, 6.50%, 09/01/32                                      278             286
  Federal National Mortgage Association, 6.50%, 09/01/32                                      122             126
  Federal National Mortgage Association, 6.00%, 10/01/32                                      386             393
  Federal National Mortgage Association, 6.50%, 03/01/33                                      295             304
  Federal National Mortgage Association, 5.00%, 09/01/33                                      984             965
  Federal National Mortgage Association, 7.00%, 10/01/33                                      659             689
  Federal National Mortgage Association, 4.50%, 11/01/33 (f)                                  249             238
  Federal National Mortgage Association, 5.50%, 11/01/33                                    1,809           1,809
  Federal National Mortgage Association, 4.50%, 12/01/33                                      442             422
  Federal National Mortgage Association, 5.50%, 12/01/33                                    1,003           1,003
  Federal National Mortgage Association, 6.00%, 12/01/33                                      186             189
  Federal National Mortgage Association, 5.50%, 03/01/34                                      604             604
  Federal National Mortgage Association, 5.50%, 04/01/34                                    1,776           1,776
  Federal National Mortgage Association, 5.50%, 05/01/34                                      201             201
  Federal National Mortgage Association, 6.00%, 06/01/34                                      416             424
  Federal National Mortgage Association, 5.50%, 10/01/35, TBA (c)                           7,000           6,996
  Federal National Mortgage Association, 5.00%, 11/01/35, TBA (c)                           5,500           5,383
  General National Mortgage Association, 5.50%, 05/20/33                                      348             351
  Government National Mortgage Association, 6.50%, 04/15/26                                   106             111
  Government National Mortgage Association, 7.00%, 06/15/28                                    88              92
  Government National Mortgage Association, 7.50%, 04/15/29                                     -               -
  Government National Mortgage Association, 7.00%, 07/15/29                                    49              52
  Government National Mortgage Association, 5.50%, 11/15/32                                   272             275
  Government National Mortgage Association, 6.00%, 02/15/33                                   321             329
  Government National Mortgage Association, 6.00%, 03/15/33                                   111             113
  Government National Mortgage Association, 5.50%, 05/15/33                                   242             244
  Government National Mortgage Association, 5.00%, 06/20/33                                   167             164
  Government National Mortgage Association, 5.00%, 10/15/33                                   400             395
  Government National Mortgage Association, 6.00%, 10/20/33                                   362             370
  Government National Mortgage Association, 6.00%, 04/15/34                                   178             183
  Government National Mortgage Association, 6.00%, 11/15/34                                   112             114
  Government National Mortgage Association, 7.50%, 09/16/35                                    58              62
                                                                                                           43,434
U.S. Treasury Securities - 14.9%
  U.S. Treasury Note, 1.50%, 03/31/06 (l)                                                  19,250          19,024
  U.S. Treasury Note, 1.50%, 03/31/06 (l)                                                  19,250          19,024
  U.S. Treasury Note, 2.375%, 08/15/06 (l)                                                  9,117           8,985
  U.S. Treasury Note, 2.25%, 02/15/07 (l)                                                   2,000           1,949
  U.S. Treasury Note, 3.50%, 12/15/09 (l)                                                   6,375           6,201
  U.S. Treasury Note, 4.125%, 05/15/15 (l)                                                  3,775           3,710
                                                                                                           58,893

  Total Government Securities (cost $111,570)                                                             110,914
Municipals - 0.2%
  Illinois State Taxable Pension, 5.10%, 06/01/33 (f)                                         375             371
  Oregon School Board Association, 4.759%, 06/30/28 (f)                                       420             398

  Total Municipals (cost $791)                                                                                769
Short Term Investments - 19.4%
Money Market Funds - 4.2%
  Dreyfus Cash Management Plus Fund, 3.64% (a)                                             16,679          16,679


Securities Lending Collateral - 15.2%
  Mellon GSL Delaware Business Trust Collateral Fund                                       60,139          60,139

  Total Short Term Investments (cost $76,818)                                                              76,818
Total Investments - 122.0% (cost $455,976)                                                                482,950

Other Assets and Liabilities, Net -  (22.0%)                                                             (87,217)

Total Net Assets - 100%                                                                                  $395,733

JNL/Select Global Growth Fund
Common Stocks - 99.1%
Aerospace & Defense - 2.7%
  Boeing Co.                                                                                   34          $2,317
  General Dynamics Corp.                                                                       24           2,905
                                                                                                            5,222
Agriculture - 1.0%
  Japan Tobacco Inc.                                                                            -           2,034


Airlines - 0.6%
  Ryanair Holdings Plc - ADR (b)                                                               29           1,298


Apparel - 1.4%
  Adidas-Salomon AG                                                                            15           2,549


Auto Manufacturers - 0.8%
  Toyota Motor Corp.                                                                           31           1,415


Banks - 12.6%
  Banco Bilbao Vizcaya Argentaria SA                                                          106           1,850
  Bayerische Hypo-und Vereinsbank AG (b)                                                       94           2,642
  Credit Suisse Group                                                                         105           4,648
  Mitsubishi UFJ Financial Group Inc. (l)                                                       -           5,801
  Shinsei Bank Ltd.                                                                           156             983
  Shizuoka Bank Ltd.                                                                           39             402
  Standard Chartered Plc                                                                      193           4,163
  UBS AG                                                                                       37           3,174
                                                                                                           23,663
Beverages - 1.0%
  LVMH Louis Vuitton Moet Hennessy SA                                                          23           1,878


Biotechnology - 3.9%
  Amgen Inc. (b)                                                                               48           3,832
  Baxter International Inc.                                                                    87           3,453
                                                                                                            7,285
Cosmetics & Personal Care - 2.5%
  Proctor & Gamble Co.                                                                         80           4,751


Distribution & Wholesale - 1.1%
  Esprit Holdings Ltd.                                                                        284           2,120


Diversified Financial Services - 2.5%
  Capital One Financial Corp.                                                                  22           1,765
  Goldman Sachs Group Inc.                                                                     24           2,906
                                                                                                            4,671
Electrical Components & Equipment - 0.8%
  Samsung Electronics Co. Ltd.                                                                  3           1,471


Electronics - 3.4%
  Au Optronics Corp., Adr (l)                                                                 176           2,279
  Chi Mei Optoelectronics Corp.                                                               942           1,041
  LG.Philips LCD Co. Ltd. (b)                                                                  14             570
  Matsushita Electric Industrial Co. Ltd.                                                     119           2,016
  Murata Manufacturing Co. Ltd.                                                                 9             513
                                                                                                            6,419
Entertainment - 1.1%
  Warner Music Group Corp. (b)                                                                109           2,008


Healthcare - 2.2%
  Medtronic Inc.                                                                               42           2,231
  UnitedHealth Group Inc.                                                                      33           1,871
                                                                                                            4,102
Holding Companies - Diversified - 0.4%
  Hutchison Whampoa Ltd.                                                                       77             797


Household Products - 0.9%
  Reckitt Benckiser Plc                                                                        58           1,774


Insurance - 1.4%
  Allianz AG                                                                                   20           2,697


Internet - 3.1%
  Google Inc. - Class A (b)                                                                    18           5,760


Leisure Time - 2.3%
  EMI Group PLC                                                                             1,009           4,317


Media - 6.2%
  Grupo Televisa SA - ADR                                                                      36           2,610
  Sirius Satellite Radio Inc. (b) (l)                                                         529           3,462
  Time Warner Inc.                                                                             95           1,719
  Vivendi Universal SA                                                                        118           3,867
                                                                                                           11,658
Mining - 5.5%
  Cameco Corp.                                                                                 38           2,006
  China Shenhua Energy Co. Ltd. (b)                                                           859           1,007
  Cia Vale do Rio Doce - ADR                                                                   46           2,000
  Freeport-McMoRan Copper & Gold Inc.                                                          29           1,404
  Rio Tinto Plc                                                                                60           2,461
  Xstrata Plc                                                                                  57           1,479
                                                                                                           10,357
Oil & Gas Producers - 8.5%
  ENI SpA                                                                                      60           1,775
  Noble Corp.                                                                                  16           1,123
  Petro-Canada                                                                                 92           3,834
  Sasol Ltd.                                                                                   54           2,075
  Talisman Energy Inc.                                                                         37           1,825
  Transocean Inc. (b)                                                                          30           1,833
  Valero Energy Corp.                                                                          32           3,595
                                                                                                           16,060
Oil & Gas Services - 2.0%
  Halliburton Co.                                                                              54           3,686


Pharmaceuticals - 9.6%
  AstraZeneca Plc                                                                              56           2,596
  Cardinal Health Inc.                                                                         46           2,944
  Eisai Co. Ltd.                                                                               69           2,952
  Merck KGaA                                                                                   37           3,142
  Roche Holding AG                                                                             13           1,840
  Schering-Plough Corp.                                                                       126           2,646
  Teva Pharmaceutical Industries Ltd. - ADR                                                    59           1,962
                                                                                                           18,082
Real Estate - 0.4%
  Mitsubishi Estate Co. Ltd.                                                                   51             700


Retail - 3.4%
  Best Buy Co. Inc.                                                                            46           1,996
  Office Depot Inc. (b)                                                                        94           2,801
  Seven & I Holdings Co. Ltd. (b)                                                              47           1,544
                                                                                                            6,341
Software - 2.9%
  Electronic Arts Inc.                                                                         13             745
  Pixar (b)                                                                                    44           1,954
  Research In Motion Ltd. (b)                                                                  42           2,852
                                                                                                            5,551
Telecommunications - 3.0%
  Carphone Warehouse Group Plc                                                                925           3,248
  SES Global SA                                                                               158           2,483
                                                                                                            5,731
Telecommunications Equipment - 5.3%
  Alcatel SA (b)                                                                               74             986
  Corning Inc. (b)                                                                            269           5,204
  Qualcomm Inc.                                                                                42           1,857
  Telefonaktiebolaget LM Ericsson - Class B                                                   551           2,011
                                                                                                           10,058
Tobacco - 2.8%
  Altria Group Inc.                                                                            72           5,337


Transportation - 0.7%
  Yamato Transport Co. Ltd.                                                                    76           1,249


Wireless Telecommunications - 3.1%
  Motorola Inc.                                                                                82           1,820
  NTT DoCoMo Inc.                                                                               2           2,747
  Vodafone Airtouch Plc                                                                       490           1,275
                                                                                                            5,842

  Total Common Stocks (cost $169,031)                                                                     186,883
Short Term Investments - 9.8%
Money Market Funds - 0.1%
  Dreyfus Cash Management Plus Fund, 3.64% (a)                                                213             213


Securities Lending Collateral - 9.7%
  Mellon GSL Delaware Business Trust Collateral Fund                                       18,271          18,271

  Total Short Term Investments (cost $18,484)                                                              18,484
Total Investments - 108.9% (cost $187,515)                                                                205,367

Other Assets and Liabilities, Net -  (8.9%)                                                              (16,840)

Total Net Assets - 100%                                                                                  $188,527

JNL/Select Large Cap Growth Fund
Common Stocks - 97.8%
Advertising - 1.7%
  Omnicom Group Inc. (l)                                                                       40          $3,386


Aerospace & Defense - 5.3%
  Boeing Co.                                                                                   93           6,353
  General Dynamics Corp.                                                                       42           5,053
                                                                                                           11,406
Banks - 2.1%
  Commerce Bancorp. Inc. (l)                                                                  149           4,565


Biotechnology - 4.0%
  Amgen Inc. (b)                                                                               82           6,535
  Genzyme Corp.                                                                                30           2,148
                                                                                                            8,683
Commercial Services - 1.3%
  Moody's Corp.                                                                                53           2,685


Computers - 4.5%
  Apple Computer Inc. (b)                                                                      40           2,160
  Dell Inc. (b)                                                                               222           7,577
                                                                                                            9,737
Cosmetics & Personal Care - 2.5%
  Proctor & Gamble Co. (l)                                                                     89           5,317


Diversified Financial Services - 13.4%
  Capital One Financial Corp. (l)                                                              54           4,281
  Chicago Mercantile Exchange Holdings Inc.                                                    21           7,211
  Countrywide Financial Corp.                                                                 287           9,458
  Franklin Resources Inc. (l)                                                                  40           3,396
  Legg Mason Inc. (l)                                                                          39           4,301
                                                                                                           28,647
Healthcare - 9.0%
  Coventry Health Care Inc. (b)                                                                28           2,387
  Medtronic Inc.                                                                              166           8,891
  UnitedHealth Group Inc.                                                                     145           8,122
                                                                                                           19,400
Insurance - 1.2%
  Progressive Corp.                                                                            25           2,574


Internet - 6.7%
  Google Inc. - Class A (b)                                                                    24           7,582
  Yahoo! Inc. (b)                                                                             202           6,821
                                                                                                           14,403
Lodging - 1.9%
  Starwood Hotels & Resorts Worldwide Inc.                                                     72           4,119


Manufacturing - 5.7%
  Danaher Corp. (l)                                                                           101           5,449
  General Electric Corp.                                                                      202           6,797
                                                                                                           12,246
Media - 4.5%
  XM Satellite Radio Holdings Inc. - Class A (b) (l)                                          266           9,561


Mining - 1.4%
  Cameco Corp.                                                                                 58           3,102


Oil & Gas Producers - 4.6%
  Petro-Canada                                                                                168           6,996
  Petroleo Brasileiro SA - ADR                                                                 41           2,899
                                                                                                            9,895
Oil & Gas Services - 2.6%
  Halliburton Co.                                                                              82           5,592


Pharmaceuticals - 10.6%
  Abbott Laboratories                                                                          45           1,928
  AstraZeneca Plc - ADR                                                                       212           9,966
  Gilead Sciences Inc.                                                                         61           2,976
  Sanofi-Aventis - ADR                                                                         71           2,931
  Schering-Plough Corp.                                                                       239           5,039
                                                                                                           22,840
Retail - 1.3%
  Abercrombie & Fitch Co. - Class A                                                            55           2,717


Savings & Loans - 0.5%
  Golden West Financial Corp. (l)                                                              18           1,058


Software - 8.0%
  Electronic Arts Inc.                                                                        160           9,086
  Microsoft Corp.                                                                             186           4,776
  Pixar (b)                                                                                    22           1,000
  Research In Motion Ltd. (b)                                                                  35           2,365
                                                                                                           17,227
Telecommunications - 1.3%
  America Movil SA de CV - Class L                                                            105           2,754


Telecommunications Equipment - 3.7%
  Network Appliance Inc. (b)                                                                  144           3,427
  Qualcomm Inc.                                                                               100           4,496
                                                                                                            7,923

  Total Common Stocks (cost $189,202)                                                                     209,837
Short Term Investments - 16.9%
Money Market Funds - 2.3%
  Dreyfus Cash Management Plus Fund, 3.64% (a)                                              5,001           5,001


Securities Lending Collateral - 14.5%
  Mellon GSL Delaware Business Trust Collateral Fund                                       31,188          31,188

  Total Short Term Investments (cost $36,189)                                                              36,189
Total Investments - 114.7% (cost $225,391)                                                                246,026

Other Assets and Liabilities, Net -  (14.7%)                                                             (31,460)

Total Net Assets - 100%                                                                                  $214,566

JNL/Select Money Market Fund
Corporate Bonds - 3.6%
Asset Backed Securities - 2.2%
  Lothian Mortgages Plc, 3.82%, 01/24/06 (e)                                                1,300          $1,300
  Permanent Financing Plc, 3.90%, 03/10/06 (g)                                              1,540           1,540
  Permanent Financing Plc, 3.69%, 06/12/06 (g)                                              2,210           2,210
                                                                                                            5,050
Banks - 1.4%
  Credit Suisse, 3.80%, 12/08/05 (g)                                                        3,500           3,500

  Total Corporate Bonds (cost $8,550)                                                                       8,550
Government Securities - 2.9%
U.S. Government Agencies - 2.9%
  Federal Home Loan Bank, 4.015%, 08/01/06 (l)                                              4,000           4,000
  Federal National Mortgage Association, 3.25%, 07/31/06                                    3,200           3,183

  Total Government Securities (cost $7,183)                                                                 7,183
Short Term Investments - 39.2%
Certificates of Deposit - 25.0%
  ABN AMRO Bank, 3.455%, 12/09/05                                                           4,000           4,000
  America Express Bank, 3.84%, 12/19/05                                                     4,100           4,100
  American Express Centurian Bank, 3.80%, 02/28/06 (g)                                      2,500           2,500
  Barclays Bank, 3.644%, 05/09/06                                                           5,000           4,998
  Caylon N. America, 3.455%, 12/30/05                                                       4,200           4,200
  Chase Usa, 3.76%, 10/28/05                                                                5,000           5,000
  Deutsche Bank AG, 3.53%, 12/12/05                                                         5,500           5,500
  Fortis Bank, 3.54%, 12/19/05                                                              5,000           5,000
  HBOS Treasury Services Plc, 2.46%, 12/09/05                                               4,000           4,000
  Lloyds TSB, 3.69%, 12/13/05                                                               2,500           2,500
  Regions Bank, 3.61%, 10/11/05                                                             3,000           3,000
  Regions Bank, 3.76%, 10/21/05                                                             4,000           4,000
  Wells Fargo Bank, 3.76%, 10/27/05                                                         5,600           5,600
  Westdeutsche, 3.97%, 07/14/06                                                             2,000           2,000
  Wilmington Trust Corp., 3.91%, 02/02/06                                                   4,500           4,500
                                                                                                           60,898
Insurance - 3.7%
  MetLife Inc., 3.77%, 05/01/06 (g)                                                         6,000           6,000
  Monumental Life Funding Agreement, 3.78%, 10/20/05                                        3,000           3,000
                                                                                                            9,000
Money Market Funds - 0.0%
  Dreyfus Cash Management Plus Fund, 3.64% (a)                                                 12              12

Repurchase Agreement - 8.8%
  Repurchase Agreement with Bank of America Securities, 3.83%,
  (Collateralized by $23,519 Federal National Mortgage Association, 5.00%,
  due 03/01/35,
       market Value  $23,110) acquired on 09/30/05, due 10/03/05 at $21,500                21,500          21,500


Securities Lending Collateral - 1.7%
  Mellon GSL Delaware Business Trust Collateral Fund                                        4,085           4,085

  Total Short Term Investments (cost $95,496)                                                              95,496
Commercial Paper - 55.7%
Diversified Financial Services - 55.7%
  Apreco Corp., 3.79%, 11/04/05                                                             4,000           3,986
  Chariot Funding LLC, 3.65%, 10/12/05                                                      5,000           4,994
  Ciesco LLC, 3.63%, 10/14/05                                                               4,200           4,194
  Clipper Receivables, 3.75%, 10/06/05                                                      4,200           4,198
  CRC Funding LLC, 3.78%, 11/09/05                                                          4,500           4,482
  Dankse Corp., 3.75%, 11/08/05                                                             5,300           5,279
  Edison Asset Security Corp., 3.59%, 10/11/05                                              4,500           4,496
  Eureka Securities Plc, 3.76%, 11/07/05                                                    4,500           4,483
  Falcon Asset, 3.63%, 10/06/05                                                             4,000           3,998
  General Electric Corp., 3.93%, 12/28/05                                                   6,000           5,942
  GlaxoSmithKline Plc, 3.56%, 10/12/05                                                      4,000           3,996
  Goldman Sachs Group Inc., 3.75%, 10/11/05                                                 4,500           4,495
  Greyhawk Funding, 3.75%, 10/18/05                                                         4,000           3,993
  International Lease Finance Corp., 3.74%, 10/24/05                                        6,000           5,986
  Jupiter Securities Corp., 3.75%, 10/27/05                                                 3,000           2,992
  Mass Mutual, 3.74%, 10/18/05                                                              5,600           5,590
  Morgan Stanley, 3.68%, 10/20/05                                                           4,000           3,992
  New York Life Capital, 3.74%, 11/03/05                                                    6,000           5,979
  New York Times Co., 3.76%, 11/07/05                                                       4,150           4,134
  Park Avenue Receivable, 3.64%, 10/19/05                                                   4,200           4,192
  Procter & Gamble Co., 3.75%, 10/25/05                                                     2,600           2,594
  Procter & Gamble Co., 3.75%, 10/28/05                                                     4,000           3,989
  Shell Finance Plc, 3.61%, 11/01/05                                                        5,000           4,984
  Societe Generale, 3.63%, 10/24/05                                                         5,000           4,988
  Total Capital Corp., 3.57%, 10/11/05                                                      6,000           5,994
  Toyota Motor Corp., 3.60%, 10/17/05                                                       4,000           3,994
  UBS AG, 3.77%, 11/07/05                                                                   6,000           5,977
  Windmill Funding Co., 3.63%, 10/04/05                                                     3,000           2,999
  Yale University, 3.64%, 11/02/05                                                          4,800           4,784
  Yorktown Capital, 3.60%, 10/12/05                                                         4,000           3,996

  Total Commercial Paper (cost $135,700)                                                                  135,700
Total Investments - 101.4% (cost $246,929)                                                                246,929

Other Assets and Liabilities, Net -  (1.4%)                                                               (3,398)

Total Net Assets - 100%                                                                                  $243,531

JNL/Select Value Fund
Common Stocks - 96.2%
Aerospace & Defense - 2.6%
  General Dynamics Corp.                                                                       55          $6,623


Airlines - 1.7%
  Southwest Airlines Co. (l)                                                                  297           4,413


Apparel - 1.2%
  Nike Inc. - Class B                                                                          40           3,292


Banks - 11.0%
  Bank of America Corp.                                                                       232           9,780
  JPMorgan Chase & Co.                                                                        104           3,525
  National City Corp.                                                                         154           5,156
  PNC Financial Services Group Inc.                                                            38           2,193
  SunTrust Banks Inc.                                                                          35           2,424
  US Bancorp.                                                                                  86           2,420
  Wells Fargo & Co.                                                                            61           3,591
                                                                                                           29,089
Beverages - 1.7%
  PepsiCo Inc.                                                                                 81           4,588


Biotechnology - 1.6%
  Baxter International Inc.                                                                   105           4,182


Chemicals - 3.5%
  Dow Chemical Co.                                                                             85           3,529
  E.I. Du Pont de Nemours & Co.                                                               105           4,121
  Huntsman Corp. (b)                                                                           78           1,515
                                                                                                            9,165
Cosmetics & Personal Care - 1.0%
  Kimberly-Clark Corp.                                                                         44           2,625


Diversified Financial Services - 6.0%
  Citigroup Inc.                                                                              217           9,855
  Goldman Sachs Group Inc.                                                                     50           6,091
                                                                                                           15,946
Electric - 9.2%
  Consolidated Edison Inc. (l)                                                                 56           2,733
  Dominion Resources Inc.                                                                      58           5,013
  Entergy Corp.                                                                                17           1,271
  Exelon Corp.                                                                                 73           3,874
  FPL Group Inc.                                                                               56           2,685
  PPL Corp                                                                                     81           2,603
  SCANA Corp. (l)                                                                              55           2,319
  Southern Co.                                                                                 37           1,323
  TXU Corp.                                                                                    22           2,518
                                                                                                           24,339
Electrical Components & Equipment - 1.2%
  Emerson Electric Co.                                                                         46           3,267


Food - 3.8%
  Campbell Soup Co.                                                                            89           2,660
  Kellogg Co.                                                                                  99           4,571
  Safeway Inc.                                                                                108           2,773
                                                                                                           10,004
Healthcare - 3.1%
  Beckman Coulter Inc.                                                                         24           1,306
  WellPoint Inc. (b)                                                                           92           6,938
                                                                                                            8,244
Insurance - 5.9%
  ACE Ltd.                                                                                     57           2,678
  American International Group Inc.                                                            96           5,936
  Chubb Corp.                                                                                  46           4,083
  Principal Financial Group                                                                    62           2,952
                                                                                                           15,649
Machinery - 4.8%
  Caterpillar Inc.                                                                            170           9,958
  Rockwell Automation Inc.                                                                     53           2,799
                                                                                                           12,757
Media - 2.8%
  Comcast Corp. - Class A (b)                                                                 144           4,234
  Time Warner Inc.                                                                            178           3,224
                                                                                                            7,458
Metal Fabrication & Hardware - 1.5%
  Precision Castparts Corp.                                                                    74           3,908


Mining - 3.3%
  Alcoa Inc.                                                                                  197           4,806
  Cameco Corp.                                                                                 73           3,911
                                                                                                            8,717
Oil & Gas Producers - 11.6%
  ConocoPhillips                                                                              112           7,837
  Exxon Mobil Corp.                                                                           200          12,733
  GlobalSantaFe Corp.                                                                         161           7,345
  Occidental Petroleum Corp.                                                                   33           2,776
                                                                                                           30,691
Pharmaceuticals - 3.6%
  Pfizer Inc.                                                                                 172           4,287
  Wyeth                                                                                       112           5,182
                                                                                                            9,469
Retail - 4.3%
  CVS Corp.                                                                                   223           6,472
  Dollar General Corp.                                                                        130           2,392
  McDonald's Corp.                                                                             77           2,592
                                                                                                           11,456
Savings & Loans - 2.3%
  Golden West Financial Corp. (l)                                                              83           4,912
  Washington Mutual Inc.                                                                       29           1,130
                                                                                                            6,042
Semiconductors - 2.6%
  Applied Materials Inc.                                                                      156           2,641
  Intel Corp.                                                                                 118           2,916
  Lam Research Corp. (b) (l)                                                                   45           1,365
                                                                                                            6,922
Telecommunications - 4.5%
  AT&T Corp.                                                                                   65           1,287
  BellSouth Corp.                                                                             115           3,035
  SBC Communications Inc.                                                                     176           4,216
  Sprint Nextel Corp. (l)                                                                     144           3,424
                                                                                                           11,962
Transportation - 0.8%
  CSX Corp.                                                                                    44           2,040


Wireless Telecommunications - 0.6%
  Motorola Inc.                                                                                76           1,674

  Total Common Stocks (cost $234,364)                                                                     254,522
Short Term Investments - 6.9%
Money Market Funds - 4.4%
  Dreyfus Cash Management Plus Fund, 3.64% (a)                                             11,724          11,724


Securities Lending Collateral - 2.5%
  Mellon GSL Delaware Business Trust Collateral Fund                                        6,637           6,637

  Total Short Term Investments (cost $18,361)                                                              18,361
Total Investments - 103.1% (cost $252,725)                                                                272,883

Other Assets and Liabilities, Net -  (3.1%)                                                               (8,329)

Total Net Assets - 100%                                                                                  $264,554

JNL/T. Rowe Price Established Growth Fund
Common Stocks - 97.8%
Agriculture - 1.0%
  Monsanto Co.                                                                                 97          $6,087


Apparel - 0.7%
  Nike Inc. - Class B                                                                          52           4,207

Banks - 5.2%
  Anglo Irish Bank Corp. Plc                                                                  395           5,372
  Northern Trust Corp.                                                                        146           7,401
  State Street Corp.                                                                          235          11,486
  UBS AG                                                                                      138          11,760
                                                                                                           36,019
Beverages - 0.8%
  Coca-Cola Co.                                                                                61           2,622
  PepsiCo Inc.                                                                                 49           2,767
                                                                                                            5,389
Biotechnology - 2.3%
  Amgen Inc. (b)                                                                              143          11,385
  Genentech Inc. (b)                                                                           62           5,196
                                                                                                           16,581
Commercial Services - 3.9%
  Accenture Ltd. (b)                                                                          453          11,523
  Apollo Group Inc. - Class A (b)                                                             133           8,850
  Cendant Corp. (l)                                                                           373           7,705
                                                                                                           28,078
Computers - 3.4%
  Affiliated Computer Services Inc. - Class A (b) (l)                                          85           4,663
  Dell Inc. (b)                                                                               409          13,991
  EMC Corp. (b)                                                                               400           5,180
                                                                                                           23,834
Cosmetics & Personal Care - 1.1%
  Gillette Co.                                                                                133           7,741


Diversified Financial Services - 9.6%
  American Express Co.                                                                        186          10,701
  Ameritrade Holding Corp. (b)                                                                149           3,209
  Charles Schwab Corp.                                                                        386           5,569
  Citigroup Inc.                                                                              449          20,427
  Countrywide Financial Corp.                                                                  83           2,744
  Franklin Resources Inc.                                                                      52           4,341
  Goldman Sachs Group Inc.                                                                     29           3,526
  Legg Mason Inc.                                                                              27           2,962
  Merrill Lynch & Co. Inc.                                                                    106           6,508
  SLM Corp. (l)                                                                               158           8,454
                                                                                                           68,441
Electrical Components & Equipment - 0.6%
  Samsung Electronics Co. Ltd.                                                                  7           4,001


Food - 0.6%
  Sysco Corp.                                                                                 134           4,194


Healthcare - 8.3%
  Biomet Inc.                                                                                 138           4,793
  Johnson & Johnson                                                                            97           6,138
  Medtronic Inc.                                                                              128           6,837
  Quest Diagnostics Inc.                                                                       47           2,355
  St. Jude Medical Inc. (b)                                                                    42           1,980
  Stryker Corp.                                                                                81           3,999
  UnitedHealth Group Inc.                                                                     324          18,214
  WellPoint Inc. (b)                                                                          172          13,056
  Zimmer Holdings Inc. (b)                                                                     21           1,433
                                                                                                           58,805
Home Furnishings - 0.5%
  Harman International Industries Inc.                                                         37           3,784


Insurance - 4.3%
  ACE Ltd.                                                                                     32           1,483
  American International Group Inc.                                                           255          15,806
  Genworth Financial Inc. - Class A                                                           102           3,279
  Hartford Financial Services Group Inc.                                                       97           7,447
  Marsh & McLennan Cos. Inc.                                                                   88           2,680
                                                                                                           30,695
Internet - 2.1%
  eBay Inc. (b)                                                                                35           1,434
  Expedia Inc. (b) (l)                                                                         47             931
  Google Inc. - Class A (b)                                                                    19           5,918
  Yahoo! Inc. (b)                                                                             205           6,950
                                                                                                           15,233
Leisure Time - 1.2%
  Carnival Corp.                                                                              171           8,552


Lodging - 0.9%
  MGM Mirage (b)                                                                               40           1,733
  Wynn Resorts Ltd. (b) (l)                                                                   115           5,170



Machinery - 0.7%
  Deere & Co.                                                                                  76           4,676


Manufacturing - 5.6%
  Danaher Corp. (l)                                                                           232          12,483
  General Electric Corp.                                                                      682          22,976
  Tyco International Ltd.                                                                     165           4,607
                                                                                                           40,066
Media - 5.9%
  Comcast Corp. - Class A (b)                                                                 203           5,845
  Discovery Holding Co. (b)                                                                    97           1,401
  EW Scripps Co.                                                                               63           3,153
  Liberty Media Corp. - Class A (b)                                                           970           7,809
  News Corp Inc. (l)                                                                          517           8,052
  Rogers Communications Inc.                                                                  128           5,042
  Time Warner Inc.                                                                            294           5,319
  Univision Communications Inc. - Class A (b) (l)                                             213           5,659
                                                                                                           42,280
Mining - 0.9%
  BHP Billiton Ltd.                                                                           394           6,677


Oil & Gas Producers - 3.0%
  Exxon Mobil Corp.                                                                           138           8,763
  Murphy Oil Corp.                                                                             42           2,070
  Total SA                                                                                     39          10,726
                                                                                                           21,559
Oil & Gas Services - 2.7%
  Baker Hughes Inc.                                                                           144           8,564
  Schlumberger Ltd.                                                                           125          10,573
                                                                                                           19,137
Pharmaceuticals - 4.4%
  Caremark Rx Inc. (b)                                                                         98           4,883
  Gilead Sciences Inc.                                                                        137           6,685
  Novartis AG                                                                                 128           6,501
  Pfizer Inc.                                                                                 229           5,726
  Roche Holding AG                                                                             24           3,389
  Sepracor Inc. (b)                                                                            43           2,554
  Teva Pharmaceutical Industries Ltd. - ADR                                                    47           1,567
                                                                                                           31,305
Retail - 8.4%
  Best Buy Co. Inc.                                                                           125           5,425
  Home Depot Inc.                                                                             200           7,626
  Inditex SA                                                                                   91           2,668
  Kohl's Corp. (b)                                                                            196           9,820
  Petsmart Inc.                                                                               136           2,966
  Target Corp.                                                                                148           7,660
  Walgreen Co.                                                                                121           5,249
  Wal-Mart de Mexico SA de CV - ADR                                                            46           2,355
  Wal-Mart de Mexico SA de CV                                                                 276           1,407
  Wal-Mart Stores Inc.                                                                        340          14,881
                                                                                                           60,057
Semiconductors - 4.8%
  Analog Devices Inc.                                                                         241           8,951
  ASML Holding NV (b)                                                                          90           1,474
  Intel Corp.                                                                                 408          10,065
  Marvell Tech Group Ltd. (b)                                                                  94           4,316
  Maxim Integrated Products Inc.                                                               93           3,962
  Xilinx Inc.                                                                                 201           5,598
                                                                                                           34,366
Software - 7.0%
  Automatic Data Processing Inc.                                                              174           7,467
  Electronic Arts Inc.                                                                         25           1,422
  First Data Corp.                                                                            131           5,224
  Fiserv Inc. (b)                                                                             101           4,651
  Mercury Interactive Corp. (b) (l)                                                            60           2,388
  Microsoft Corp.                                                                             835          21,492
  Oracle Corp. (b)                                                                            569           7,045
  Research In Motion Ltd. (b)                                                                   6             376
                                                                                                           50,065
Telecommunications - 3.1%
  America Movil SA de CV - Class L                                                            247           6,491
  International Game Technology                                                               198           5,349
  Sprint Nextel Corp.                                                                         244           5,808
  TELUS Corp.                                                                                  42           1,760
  TELUS Corp.                                                                                  64           2,594
                                                                                                           22,002
Telecommunications Equipment - 3.6%
  Cisco Systems Inc. (b)                                                                      150           2,697
  Corning Inc. (b)                                                                            472           9,128
  Juniper Networks Inc. (b) (l)                                                               163           3,883
  Nokia OYJ                                                                                   277           4,646
  Qualcomm Inc.                                                                               120           5,373
                                                                                                           25,727
Transportation - 0.1%
  United Parcel Service Inc. - Class B                                                         14             947


Wireless Telecommunications - 1.1%
  Crown Castle International Corp.                                                            205           5,059
  Vodafone Airtouch Plc                                                                     1,026           2,669
                                                                                                            7,728

  Total Common Stocks (cost $611,207)                                                                     695,136
Short Term Investments - 7.7%
Money Market Funds - 2.6%
  Dreyfus Cash Management Plus Fund, 3.64% (a)                                              3,015           3,015
  T.Rowe Price Reserves Investment Fund, 3.80% (a) (n)                                     14,967          14,967
                                                                                                           17,982
Securities Lending Collateral - 5.1%
  Mellon GSL Delaware Business Trust Collateral Fund                                       36,558          36,558

  Total Short Term Investments (cost $54,540)                                                              54,540
Total Investments - 105.5% (cost $665,747)                                                                749,676

Other Assets and Liabilities, Net -  (5.5%)                                                              (38,759)

Total Net Assets - 100%                                                                                  $710,917

JNL/T. Rowe Price Mid-Cap Growth Fund
Common Stocks - 96.2%
Advertising - 2.1%
  Catalina Marketing Corp.                                                                     92          $2,101
  Getty Images Inc. (b) (l)                                                                    22           1,876
  Harte-Hanks Inc.                                                                              2              58
  Lamar Advertising Co. (b) (l)                                                                76           3,438
  Monster Worldwide Inc. (b) (l)                                                              123           3,771
  Omnicom Group Inc.                                                                            4             301
  WPP Group Plc                                                                                 4             195
                                                                                                           11,740
Aerospace & Defense - 3.0%
  Alliant Techsystems Inc. (b)                                                                 74           5,524
  Empresa Brasileira de Aeronautica SA - ADR                                                    6             235
  Goodrich Corp.                                                                               87           3,858
  Rockwell Collins Inc.                                                                       151           7,306
                                                                                                           16,923
Agriculture - 0.0%
  Delta & Pine Land Co.                                                                         3              74
  Monsanto Co.                                                                                  2             144
                                                                                                              218
Airlines - 1.5%
  JetBlue Airways Corp. (b) (l)                                                               162           2,851
  Skywest Inc.                                                                                  7             177
  Southwest Airlines Co.                                                                      369           5,484
                                                                                                            8,512
Apparel - 0.0%
  Coach Inc. (b)                                                                                6             185


Auto Manufacturers - 0.8%
  Oshkosh Truck Corp.                                                                         112           4,834


Auto Parts & Equipment - 0.6%
  TRW Automotive Holdings Corp. (b)                                                           126           3,697


Banks - 0.6%
  Boston Private Financial Holdings Inc.                                                        4              93
  City National Corp.                                                                           1              84
  East West Bancorp Inc.                                                                        3             112
  Investors Financial Services Corp. (l)                                                       24             780
  Mellon Financial Corp.                                                                        7             227
  North Fork Bancorp. Inc                                                                       4              96
  Northern Trust Corp.                                                                          8             389
  State Street Corp.                                                                            8             401
  SVB Financial Group (b) (l)                                                                  22           1,065
  Synovus Financial Corp.                                                                      11             302
  UCBH Holdings Inc. (l)                                                                        7             125
                                                                                                            3,674
Beverages - 0.7%
  Cogent Inc. (b)                                                                              68           1,620
  Cott Corp. (b) (l)                                                                          148           2,620
                                                                                                            4,240
Biotechnology - 1.0%
  Alkermes Inc. (b) (l)                                                                       120           2,016
  Charles River Laboratories International Inc. (b)                                             2             105
  deCODE genetics Inc. (b)                                                                      9              71
  Genzyme Corp.                                                                                 1             100
  Human Genome Sciences Inc. (b) (l)                                                           88           1,195
  Integra LifeSciences Holdings Corp. (b)                                                       1              50
  Invitrogen Corp. (b) (l)                                                                      2             113
  Martek Biosciences Corp. (b) (l)                                                              2              67
  Millennium Pharmaceuticals Inc. (b)                                                          11             104
  Millipore Corp.                                                                               3             157
  Nektar Therapeutics (b) (l)                                                                   5              83
  Protein Design Labs Inc. (b) (l)                                                             71           1,996
  Qiagen NV (b)                                                                                11             145
                                                                                                            6,202
Building Materials - 0.7%
  American Standard Cos. Inc.                                                                  89           4,143
  Trex Co. Inc. (b) (l)                                                                         2              46
                                                                                                            4,189
Chemicals - 0.1%
  Ecolab Inc.                                                                                   2              70
  Engelhard Corp.                                                                               3              81
  Praxair Inc.                                                                                  2             101
  Sigma-Aldrich Corp. (l)                                                                       1              64
  Symyx Technologies Inc. (b)                                                                   2              63
  Valspar Corp.                                                                                 5             121
                                                                                                              500
Commercial Services - 7.5%
  Apollo Group Inc. - Class A (b)                                                              73           4,841
  Aramark Corp.                                                                                 3              80
  Career Education Corp. (b) (l)                                                                3             117
  Certegy Inc.                                                                                144           5,775
  ChoicePoint Inc. (b)                                                                        140           6,031
  Corporate Executive Board Co.                                                                 2             179
  Dun & Bradstreet Corp. (b)                                                                    3             191
  Education Management Corp. (b)                                                               97           3,140
  Equifax Inc.                                                                                  3              94
  Global Payments Inc.                                                                         51           3,987
  H&R Block Inc.                                                                                3              72
  Iron Mountain Inc. (b) (l)                                                                  153           5,628
  ITT Educational Services Inc. (b)                                                             3             123
  Laureate Education Inc. (b)                                                                  14             686
  LECG Corp. (b)                                                                                4              87
  Manpower Inc.                                                                               115           5,109
  MoneyGram International Inc.                                                                178           3,860
  Moody's Corp.                                                                                 8             414
  Paychex Inc.                                                                                 10             356
  Robert Half International Inc.                                                               95           3,389
  Universal Technical Institute Inc. (b)                                                        3              93
                                                                                                           44,252
Computers - 3.3%
  Affiliated Computer Services Inc. - Class A (b) (l)                                           2             131
  CACI International Inc. - Class A (b) (l)                                                    59           3,575
  Check Point Software Technologies (b)                                                         7             173
  Cognizant Technology Solutions Corp. (b)                                                      5             238
  Diebold Inc. (l)                                                                             33           1,137
  DST Systems Inc. (b)                                                                        112           6,146
  Factset Research Systems Inc. (l)                                                             4             137
  Jack Henry & Associates Inc.                                                                112           2,177
  Lexmark International Inc. (b)                                                                2             147
  Mercury Computer Systems Inc. (b)                                                             2              58
  NAVTEQ Corp. (b)                                                                            111           5,534
  Synopsys Inc. (b)                                                                             5              93
                                                                                                           19,546
Cosmetics & Personal Care - 0.0%
  Avon Products Inc.                                                                            3              81


Distribution & Wholesale - 0.7%
  CDW Corp. (l)                                                                                68           4,024


Diversified Financial Services - 5.7%
  Ameritrade Holding Corp. (b)                                                                326           6,998
  BlackRock Inc.                                                                                3             222
  CapitalSource Inc. (b) (l)                                                                  133           2,899
  Charles Schwab Corp.                                                                         17             238
  E*Trade Financial Corp. (b)                                                                 228           4,013
  Eaton Vance Corp.                                                                           158           3,929
  Federated Investors Inc. - Class B                                                           62           2,067
  First Horizon National Corp. (l)                                                              2              69
  First Marblehead Corp. (l)                                                                    2              61
  Franklin Resources Inc.                                                                       3             243
  II-VI Inc. (b)                                                                                5              90
  Lazard Ltd. - Class A                                                                         6             152
  Legg Mason Inc.                                                                              47           5,205
  Nuveen Investments Inc. - Class A                                                            79           3,096
  SEI Investments Co.                                                                           2              83
  Viad Corp.                                                                                   49           1,340
  Waddell & Reed Financial Inc. - Class A (l)                                                 148           2,866
                                                                                                           33,571
Electrical Components & Equipment - 0.3%
  Ametek Inc.                                                                                  45           1,934
  Littelfuse Inc. (b)                                                                           3              82
                                                                                                            2,016
Electronics - 4.1%
  Cymer Inc. (b)                                                                                3              94
  Flextronics International Ltd. (b)                                                          331           4,253
  Flir Systems Inc. (b)                                                                       115           3,396
  Garmin Ltd. (l)                                                                              61           4,138
  Gentex Corp.                                                                                255           4,434
  Jabil Circuit Inc. (b)                                                                      159           4,913
  Symbol Technologies Inc.                                                                     11             106
  Waters Corp. (b)                                                                             66           2,729
                                                                                                           24,063
Environmental Control - 0.0%
  Stericycle Inc. (b)                                                                           2             131


Food - 0.5%
  Hershey Foods Corp.                                                                           2              84
  McCormick & Co. Inc.                                                                          3              88
  Tootsie Roll Industries Inc.                                                                  3              88
  Whole Foods Market Inc.                                                                      19           2,555
  WM Wrigley Jr Co.                                                                             1              79
                                                                                                            2,894
Healthcare - 6.9%
  Arthrocare Corp. (b) (l)                                                                      3             125
  Bausch & Lomb Inc.                                                                            2             161
  Becton Dickinson & Co.                                                                        2             126
  Biomet Inc.                                                                                   8             260
  Community Health Systems Inc. (b)                                                            88           3,415
  Cooper Cos Inc.                                                                               1             107
  Coventry Health Care Inc. (b)                                                                41           3,510
  CR Bard Inc.                                                                                  4             291
  DaVita Inc. (b)                                                                              44           2,009
  Edwards Lifesciences Corp. (b)                                                               79           3,491
  Gen-Probe Inc. (b)                                                                           46           2,280
  Health Management Associates Inc. (l)                                                       123           2,887
  Henry Schein Inc.                                                                             4             179
  Inamed Corp. (b)                                                                             21           1,612
  Kinetic Concepts Inc (b)                                                                     56           3,181
  Kyphon Inc. (b)                                                                               3             132
  Laboratory Corp of America Holdings (b)                                                     105           5,119
  Lincare Holdings Inc. (b)                                                                     4             144
  Manor Care Inc. (l)                                                                         151           5,811
  Patterson Cos. Inc. (b)                                                                       2              88
  Quest Diagnostics Inc.                                                                        6             323
  Resmed Inc. (b)                                                                               2             159
  Respironics Inc. (b)                                                                          3             143
  Smith & Nephew Plc - ADR                                                                      2             102
  St. Jude Medical Inc. (b)                                                                     3             145
  Sybron Dental Specialties Inc. (b)                                                            2              87
  Techne Corp. (b)                                                                              3             142
  Triad Hospitals Inc. (b)                                                                     69           3,124
  Varian Medical Systems Inc. (b)                                                              37           1,478
  WellChoice Inc. (b)                                                                           4             273
  Wright Medical Group Inc. (b)                                                                 5             116
  Zimmer Holdings Inc. (b) (l)                                                                  1              62
                                                                                                           41,082
Holding Companies - Diversified - 0.0%
  DeVry Inc. (b) (l)                                                                            3              59


Home Builders - 0.1%
  Centex Corp.                                                                                  1              65
  Lennar Corp.                                                                                  2              90
  Pulte Homes Inc.                                                                              2              69
  Toll Brothers Inc. (b)                                                                        2              98
  Winnebago Industries (l)                                                                      4             104
                                                                                                              426
Home Furnishings - 0.8%
  Harman International Industries Inc.                                                         44           4,459


Household Products - 0.0%
  Avery Dennison Corp. (l)                                                                      2              79


Insurance - 2.9%
  AMBAC Financial Group Inc.                                                                    2             123
  Arch Capital Group Ltd. (b)                                                                   1              69
  Arthur J Gallagher & Co.                                                                      3              95
  Assurant Inc.                                                                               148           5,633
  Axis Capital Holdings Ltd.                                                                  125           3,561
  Brown & Brown Inc. (l)                                                                        2              94
  Markel Corp. (b)                                                                              -              66
  Marsh & McLennan Cos. Inc.                                                                    3              85
  MBIA Inc. (l)                                                                                 2             115
  Principal Financial Group                                                                    75           3,553
  RenaissanceRe Holdings Ltd.                                                                   2              83
  Willis Group Holdings Ltd.                                                                   92           3,458
                                                                                                           16,935
Internet - 3.4%
  Amazon.Com Inc. (b) (l)                                                                      87           3,918
  Checkfree Corp. (b)                                                                          85           3,215
  CNET Networks Inc. (b) (l)                                                                  215           2,918
  Digital River Inc. (b) (l)                                                                    2              52
  F5 Networks Inc. (b)                                                                          2              74
  Internet Security Systems (b) (l)                                                             3              65
  KB Home                                                                                       1             102
  Macromedia Inc. (b)                                                                          27           1,098
  Matrixone Inc (b)                                                                             -               2
  McAfee Inc. (b)                                                                             116           3,651
  Sina Corp. (b)                                                                                3              88
  VeriSign Inc. (b)                                                                           229           4,894
  Websense Inc. (b) (l)                                                                         1              67
                                                                                                           20,144
Investment Companies - 0.5%
  Refco Inc. (b)                                                                              114           3,217

Leisure Time - 0.9%
  Brunswick Corp.                                                                             124           4,671
  Harley-Davidson Inc.                                                                          2              78
  Royal Caribbean Cruises Ltd.                                                                  6             255
  Shuffle Master Inc. (b) (l)                                                                   4             115
  Thor Industries                                                                               4             133
  WMS Industries Inc. (b) (l)                                                                   3              79
                                                                                                            5,331
Lodging - 1.3%
  Boyd Gaming Corp.                                                                             8             336
  Choice Hotels International Inc.                                                              5             310
  Fairmont Hotels & Resorts Inc.                                                              171           5,711
  Harrah's Entertainment Inc.                                                                   4             280
  Hilton Hotels Corp.                                                                           5             114
  Marriott International Inc. - Class A                                                         5             328
  Station Casinos Inc.                                                                          7             431
                                                                                                            7,511
Machinery - 0.0%
  IDEX Corp.                                                                                    2              89
  Zebra Technologies Corp (b)                                                                   3             102
                                                                                                              191
Manufacturing - 4.0%
  Danaher Corp.                                                                                68           3,671
  ITT Industries Inc.                                                                          38           4,328
  Mettler Toledo International Inc. (b)                                                         2              92
  Pall Corp.                                                                                    4             110
  Pentair Inc.                                                                                 77           2,811
  Roper Industries Inc.                                                                       209           8,227
  Teleflex Inc.                                                                                67           4,724
                                                                                                           23,963
Media - 3.8%
  Citadel Broadcasting Corp. (b)                                                              309           4,237
  Cox Radio Inc. - Class A (b) (l)                                                             80           1,214
  Cumulus Media Inc. - Class A (b)                                                              6              69
  Discovery Holding Co. (b)                                                                    55             794
  DreamWorks Animation SKG Inc. (b)                                                            71           1,972
  Entercom Communications Corp.                                                                 3              82
  EW Scripps Co.                                                                                2              90
  McGraw-Hill Cos. Inc.                                                                         2              86
  Meredith Corp. (l)                                                                            2             105
  New York Times Co. - Class A (l)                                                              3              92
  Radio One Inc. (b) (l)                                                                        8             108
  Regent Communications Inc. (b)                                                               17              87
  Rogers Communications Inc.                                                                  174           6,852
  Salem Communications Corp. - Class A (b)                                                      7             133
  Scholastic Corp. (b)                                                                         13             477
  Spanish Broadcasting System - Class A (b)                                                    12              83
  Univision Communications Inc. - Class A (b) (l)                                             136           3,619
  Washington Post Co.                                                                           -              80
  Westwood One Inc.                                                                             5              93
  XM Satellite Radio Holdings Inc. - Class A (b) (l)                                           55           1,975
                                                                                                           22,248
Metal Fabrication & Hardware - 0.0%
  Precision Castparts Corp.                                                                     4             223


Mining - 0.6%
  Newmont Mining Corp.                                                                         79           3,726


Office Furnishings - 0.0%
  HNI Corp.                                                                                     2             139


Oil & Gas Producers - 3.8%
  EOG Resources Inc.                                                                          111           8,314
  Murphy Oil Corp.                                                                            135           6,742
  XTO Energy Inc.                                                                             170           7,686
                                                                                                           22,742
Oil & Gas Services - 3.5%
  Baker Hughes Inc.                                                                             3             197
  BJ Services Co. (l)                                                                         256           9,221
  Cooper Cameron Corp. (b)                                                                      5             355
  FMC Technologies Inc. (b)                                                                   105           4,422
  Grant Prideco Inc. (b)                                                                       12             467
  Smith International Inc.                                                                    177           5,909
  Weatherford International Ltd. (b) (l)                                                        6             378
                                                                                                           20,949
Packaging & Containers - 0.0%
  Sealed Air Corp. (b)                                                                          2              76


Pharmaceuticals - 8.7%
  Abgenix Inc. (b) (l)                                                                         90           1,139
  Allergan Inc.                                                                                 1             119
  Amylin Pharmaceuticals Inc. (b) (l)                                                          74           2,581
  Andrx Corp (b)                                                                               75           1,157
  Atherogenics Inc. (b)                                                                         6             101
  Barr Laboratories Inc.                                                                       94           5,162
  Caremark Rx Inc. (b)                                                                          3             145
  Cephalon Inc. (b) (l)                                                                        94           4,382
  Clegene Corp. (b) (l)                                                                        50           2,732
  Dentsply International Inc.                                                                   3             140
  Elan Corp. Plc - ADR (b) (l)                                                                236           2,091
  Express Scripts Inc. (b) (l)                                                                  4             274
  Gilead Sciences Inc.                                                                        122           5,934
  Medco Health Solutions Inc. (b)                                                               4             225
  Medimmune Inc. (b)                                                                          256           8,608
  Neurocrine Biosciences Inc. (b)                                                              52           2,568
  Omnicare Inc.                                                                                91           5,139
  OSI Pharmaceuticals Inc. (b)                                                                 36           1,038
  Sepracor Inc. (b) (l)                                                                        52           3,079
  Taro Pharmaceutical Industries Ltd. (b) (l)                                                  48           1,235
  Valeant Pharmaceutical International                                                         68           1,365
  Vertex Pharmaceuticals Inc. (b)                                                             103           2,298
                                                                                                           51,512
Pipelines - 0.9%
  Western Gas Resources Inc.                                                                   94           4,816
  Williams Cos. Inc.                                                                           17             413
                                                                                                            5,229
Real Estate - 0.5%
  Wynn Resorts Ltd. (b) (l)                                                                    67           3,039


Retail - 5.9%
  Bed Bath & Beyond Inc. (b)                                                                    6             233
  Best Buy Co. Inc.                                                                           102           4,440
  Carmax Inc. (b) (l)                                                                          78           2,439
  Cheesecake Factory Inc. (b) (l)                                                             101           3,144
  Dollar General Corp.                                                                        164           3,004
  Family Dollar Stores Inc.                                                                   131           2,603
  Fred's Inc.                                                                                   3              43
  Men's Wearhouse Inc. (b)                                                                      3              88
  Michaels Stores Inc.                                                                          3              83
  MSC Industrial Direct Co. - Class A (l)                                                      17             564
  O'Reilly Automotive Inc. (b)                                                                127           3,573
  Outback Steakhouse Inc.                                                                       2              62
  Petsmart Inc.                                                                               157           3,413
  PF Chang's China Bistro Inc. (b) (l)                                                         39           1,748
  Ross Stores Inc.                                                                            126           2,989
  Ruby Tuesday Inc.                                                                             3              59
  Shoppers Drug Mart Corp.                                                                     66           2,333
  Staples Inc.                                                                                  8             160
  Tiffany & Co.                                                                                 7             262
  TJX Cos. Inc.                                                                                12             246
  Williams-Sonoma Inc. (b) (l)                                                                 83           3,175
                                                                                                           34,661
Semiconductors - 4.5%
  Altera Corp. (b)                                                                             19             363
  AMIS Holdings Inc. (b)                                                                      113           1,340
  Analog Devices Inc.                                                                          11             390
  Broadcom Corp. - Class A (b)                                                                  5             211
  Intersil Corp. (l)                                                                          209           4,554
  KLA-Tencor Corp.                                                                              2             112
  Lam Research Corp. (b)                                                                        3              94
  Linear Technology Corp. (l)                                                                  12             436
  Marvell Tech Group Ltd. (b)                                                                  28           1,305
  Maxim Integrated Products Inc.                                                               12             490
  Microchip Technology Inc.                                                                   166           4,997
  National Semiconductor Corp. (l)                                                             18             473
  Novellus Systems Inc. (b)                                                                   147           3,687
  PMC - Sierra Inc. (b)                                                                       154           1,357
  QLogic Corp. (b)                                                                              3             109
  Semtech Corp. (b)                                                                            95           1,570
  Silicon Laboratories Inc. (b) (l)                                                             7             216
  Xilinx Inc. (l)                                                                             176           4,888
                                                                                                           26,592
Software - 3.1%
  Activision Inc. (b)                                                                         131           2,686
  Adobe Systems Inc.                                                                           91           2,704
  Cadence Design Systems Inc. (b) (l)                                                         278           4,486
  Citrix Systems Inc. (b)                                                                       4             103
  Cognos Inc. (b)                                                                               5             175
  Electronic Arts Inc.                                                                          2             131
  Fair Isaac Corp.                                                                              3             143
  Filenet Corp. (b)                                                                             3              89
  Fiserv Inc. (b)                                                                               3             156
  Hyperion Solutions Corp. (b)                                                                  2              92
  Intuit Inc. (b) (l)                                                                           4             193
  Mercury Interactive Corp. (b)                                                                69           2,740
  National Instruments Corp.                                                                    3              81
  Red Hat Inc. (b) (l)                                                                        183           3,871
  Research In Motion Ltd. (b)                                                                   3             226
  Salesforce.com Inc. (b) (l)                                                                   5             125
  THQ Inc. (b) (l)                                                                              4              80
                                                                                                           18,082
Storage/Warehousing - 0.0%
  UTI Worldwide Inc.                                                                            1              93


Telecommunications - 1.7%
  International Game Technology                                                                 8             203
  NeuStar Inc. - Class A (b)                                                                    2              74
  Nextel Partners Inc. (b) (l)                                                                225           5,658
  Plantronics Inc.                                                                              2              68
  TELUS Corp.                                                                                 103           4,305
                                                                                                           10,308
Telecommunications Equipment - 2.7%
  Adtran Inc. (l)                                                                             115           3,632
  Comverse Technology Inc. (b) (l)                                                             77           2,023
  Corning Inc. (b)                                                                              7             135
  Dolby Laboratories Inc. - Class A (b)                                                        94           1,506
  Harris Corp.                                                                                148           6,186
  Juniper Networks Inc. (b)                                                                   107           2,534
                                                                                                           16,016
Textiles - 0.0%
  Cintas Corp.                                                                                  6             226


Toys & Hobbies - 0.0%
  Mattel Inc.                                                                                   4              68


Transportation - 0.3%
  C.H. Robinson Worldwide Inc.                                                                  3             218
  Expeditors International Washington Inc. (l)                                                 23           1,329
  Landstar System Inc.                                                                          5             196
                                                                                                            1,743
Water - 0.6%
  Nalco Holding Co. (b)                                                                       210           3,543


Wireless Telecommunications - 1.7%
  American Tower Corp.                                                                        159           3,960
  Crown Castle International Corp.                                                            251           6,187
                                                                                                           10,147
  Total Common Stocks (cost $422,373)                                                                     570,249
Short Term Investments - 18.2%
Money Market Funds - 3.8%
  Dreyfus Cash Management Plus Fund, 3.64% (a)                                              4,237           4,237
  T.Rowe Price Reserves Investment Fund, 3.80% (a) (n)                                     18,210          18,210
                                                                                                           22,448
Securities Lending Collateral - 14.4%
  Mellon GSL Delaware Business Trust Collateral Fund                                       85,295          85,295

  Total Short Term Investments (cost $107,742)                                                            107,742
Total Investments - 114.4% (cost $530,115)                                                                677,991

Other Assets and Liabilities, Net -  (14.4%)                                                             (85,552)

Total Net Assets - 100%                                                                                  $592,439

JNL/T. Rowe Price Value Fund
Common Stocks - 97.0%
Aerospace & Defense - 2.1%
  Lockheed Martin Corp.                                                                        74          $4,535
  Raytheon Co.                                                                                119           4,532
  Rockwell Collins Inc. (l)                                                                    46           2,203
                                                                                                           11,270
Auto Manufacturers - 0.7%
  General Motors Corp. (l)                                                                    143           4,389


Auto Parts & Equipment - 0.4%
  TRW Automotive Holdings Corp. (b)                                                            63           1,848


Banks - 7.4%
  Bank of America Corp.                                                                       133           5,603
  Fifth Third Bancorp.                                                                        158           5,789
  JPMorgan Chase & Co.                                                                        204           6,920
  Mellon Financial Corp.                                                                      112           3,587
  Royal Bank of Scotland Group Plc                                                            182           5,168
  State Street Corp.                                                                          139           6,810
  US Bancorp.                                                                                 157           4,400
                                                                                                           38,277
Beverages - 2.7%
  Coca-Cola Co.                                                                               160           6,893
  Coca-Cola Enterprises Inc.                                                                  134           2,619
  Heineken NV                                                                                 140           4,491
                                                                                                           14,003
Biotechnology - 0.3%
  Chiron Corp.                                                                                 34           1,479


Chemicals - 1.8%
  Chemtura Corp.                                                                              164           2,031
  E.I. Du Pont de Nemours & Co.                                                               158           6,193
  Hercules Inc. (b)                                                                            83           1,014
                                                                                                            9,238
Computers - 2.7%
  Hewlett-Packard Co.                                                                         146           4,249
  International Business Machines Corp.                                                        84           6,738
  Synopsys Inc. (b)                                                                           148           2,790
                                                                                                           13,777
Cosmetics & Personal Care - 0.4%
  Avon Products Inc.                                                                           79           2,130


Diversified Financial Services - 7.4%
  American Express Co.                                                                         76           4,337
  Charles Schwab Corp.                                                                        239           3,453
  Citigroup Inc.                                                                              127           5,784
  Fannie Mae                                                                                   75           3,362
  First Horizon National Corp. (l)                                                            113           4,122
  Franklin Resources Inc.                                                                      23           1,906
  Lazard Ltd. - Class A                                                                       184           4,650
  Merrill Lynch & Co. Inc.                                                                     51           3,104
  Morgan Stanley                                                                               97           5,221
  Nuveen Investments Inc. - Class A                                                            68           2,667
                                                                                                           38,606
Electric - 2.7%
  Duke Energy Corp. (l)                                                                       111           3,247
  FirstEnergy Corp.                                                                            74           3,862
  NiSource Inc.                                                                               235           5,694
  Pinnacle West Capital Corp.                                                                  27           1,194
                                                                                                           13,997
Environmental Control - 1.2%
  Waste Management Inc.                                                                       218           6,231


Food - 2.3%
  Campbell Soup Co.                                                                           105           3,133
  General Mills Inc.                                                                           97           4,690
  Safeway Inc.                                                                                 61           1,562
  Sara Lee Corp. (l)                                                                          140           2,644
                                                                                                           12,029
Forest Products & Paper - 2.8%
  Bowater Inc.                                                                                180           5,086
  International Paper Co.                                                                     231           6,896
  MeadWestvaco Corp.                                                                           91           2,508
                                                                                                           14,490
Healthcare - 2.8%
  Boston Scientific Corp. (b)                                                                 208           4,866
  Johnson & Johnson                                                                            83           5,246
  Medtronic Inc.                                                                               86           4,595
                                                                                                           14,707
Home Furnishings - 0.8%
  Sony Corp. - ADR                                                                            132           4,381


Household Products - 0.6%
  Clorox Co.                                                                                   20           1,105
  Fortune Brands Inc.                                                                          22           1,757
                                                                                                            2,862
Insurance - 8.1%
  Berkshire Hathaway Inc. (b)                                                                   -           3,772
  Cigna Corp.                                                                                  30           3,524
  Genworth Financial Inc. - Class A (l)                                                       186           5,997
  Hartford Financial Services Group Inc. (l)                                                   80           6,181
  Marsh & McLennan Cos. Inc.                                                                  285           8,646
  Principal Financial Group (l)                                                                72           3,387
  Prudential Financial Inc.                                                                    11             763
  Radian Group Inc.                                                                            14             754
  St. Paul Travelers Cos. Inc.                                                                142           6,387
  Willis Group Holdings Ltd.                                                                   76           2,865
                                                                                                           42,276
Iron & Steel - 0.6%
  Nucor Corp.                                                                                  51           2,985

Leisure Time - 0.4%
  Harley-Davidson Inc. (l)                                                                     48           2,320


Lodging - 0.9%
  Fairmont Hotels & Resorts Inc.                                                              135           4,515


Manufacturing - 6.0%
  Cooper Industries Ltd. - Class A                                                             35           2,441
  Eastman Kodak Co.                                                                            48           1,173
  Eaton Corp.                                                                                  31           1,989
  General Electric Corp.                                                                      390          13,114
  Honeywell Inernational Inc.                                                                 183           6,851
  Pall Corp.                                                                                   31             847
  Tyco International Ltd.                                                                     167           4,654
                                                                                                           31,069
Media - 9.1%
  Cablevision Systems Corp. - Class A (b)                                                     168           5,137
  Comcast Corp. - Class A (b)                                                                 228           6,584
Discovery Holding Co. (b)                                                                      70           1,004
  Dow Jones & Co. Inc. (l)                                                                    106           4,060
  Liberty Media Corp. - Class A (b)                                                           830           6,684
  New York Times Co. - Class A (l)                                                            157           4,683
  Pearson Plc                                                                                  84             978
  Reuters Group Plc                                                                           197           1,298
  Time Warner Inc.                                                                            439           7,941
  Viacom Inc. - Class B                                                                       172           5,671
  Walt Disney Co.                                                                             131           3,163
                                                                                                           47,203
Mining - 0.8%
  Alcoa Inc.                                                                                  172           4,193


Oil & Gas Producers - 7.0%
  Amerada Hess Corp. (l)                                                                       15           2,118
  ConocoPhillips                                                                               71           4,972
  Exxon Mobil Corp.                                                                            93           5,877
  Royal Dutch Shell Plc                                                                        97           6,387
  Statoil ASA                                                                                 277           6,858
  Total SA - ADR (l)                                                                           76          10,349
                                                                                                           36,561
Oil & Gas Services - 2.2%
  Baker Hughes Inc.                                                                            81           4,840
  Schlumberger Ltd.                                                                            79           6,624
                                                                                                           11,464
Packaging & Containers - 1.0%
  Newell Rubbermaid Inc.                                                                      225           5,085


Pharmaceuticals - 5.1%
  Bristol-Myers Squibb Co.                                                                     79           1,894
  Cardinal Health Inc.                                                                         73           4,656
  Medimmune Inc. (b) (l)                                                                      160           5,374
  Merck & Co. Inc.                                                                            191           5,197
  Schering-Plough Corp.                                                                       195           4,107
  Wyeth                                                                                       112           5,191
                                                                                                           26,419
Retail - 4.4%
  Family Dollar Stores Inc.                                                                   189           3,761
  Federated Department Stores Inc.                                                             14             916
  Kohl's Corp. (b)                                                                             57           2,840
  RadioShack Corp. (l)                                                                        225           5,570
  TJX Cos. Inc.                                                                               257           5,263
  Wal-Mart Stores Inc.                                                                        107           4,706
                                                                                                           23,056
Semiconductors - 1.4%
  Analog Devices Inc.                                                                          94           3,499
  Intel Corp.                                                                                  96           2,364
  Texas Instruments Inc.                                                                       41           1,397
                                                                                                            7,260
Software - 2.7%
  First Data Corp.                                                                            126           5,052
  Microsoft Corp.                                                                             287           7,379
  Oracle Corp. (b)                                                                            109           1,353
                                                                                                           13,784
Telecommunications - 3.8%
  Alltel Corp.                                                                                 40           2,591
  International Game Technology                                                               214           5,765
  Qwest Communications International Inc. (b) (l)                                             826           3,385
  Sprint Nextel Corp. (l)                                                                     273           6,480
  TELUS Corp.                                                                                  43           1,758
                                                                                                           19,979
Telecommunications Equipment - 1.2%
  Nokia OYJ - Class A - ADR                                                                   362           6,120


Tobacco - 0.6%
  Altria Group Inc.                                                                            45           3,295


Toys & Hobbies - 0.4%
  Hasbro Inc.                                                                                  99           1,953


Transportation - 1.8%
  CSX Corp.                                                                                    40           1,841
  Union Pacific Corp.                                                                         107           7,701
                                                                                                            9,542
Wireless Telecommunications - 0.4%
  Motorola Inc.                                                                                94           2,068

  Total Common Stocks (cost $446,636)                                                                     504,861
Preferred Stocks - 0.7%
Auto Manufacturers - 0.3%
  General Motors Corp., 4.50%, 03/06/32 (b)                                                    59           1,399


Diversified Financial Services - 0.4%
  Morgan Stanley Group Inc., 5.875%, 10/15/08 (b)                                              55           2,044

  Total Preferred Stocks (cost $3,277)                                                                      3,443
Corporate Bonds - 1.2%
Airlines - 0.0%
  Delta Air Lines Inc., 2.875%, 02/18/24 (e) (j)                                            1,030             175


Diversified Financial Services - 0.8%
  US Bancorp., 2.12%, 08/21/35 (e) (g) (j) (l)                                              4,070           4,014


Insurance - 0.4%
  Fortis Insurance, 7.75%, 01/26/08 (e) (j)                                                 1,700           1,900

  Total Corporate Bonds (cost $6,709)                                                                       6,089
Short Term Investments - 15.1%
Money Market Funds - 1.6%
  Dreyfus Cash Management Plus Fund, 3.64% (a)                                              2,987           2,987
  T.Rowe Price Reserves Investment Fund, 3.80% (a) (n)                                      5,011           5,011
                                                                                                            7,998
Securities Lending Collateral - 13.5%
  Mellon GSL Delaware Business Trust Collateral Fund                                       70,347          70,347

  Total Short Term Investments (cost $78,345)                                                              78,345
Total Investments - 114.0% (cost $534,967)                                                                592,738

Other Assets and Liabilities, Net -  (14.0%)                                                             (72,969)

Total Net Assets - 100%                                                                                  $519,769


JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------

(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of September 30, 2005.

(b)  Non-income producing security.

(c) Investment purchased on a when-issued basis. As of September 30, 2005, the total cost of investments purchased on a when-issued basis, in thousands, for the JNL/Mellon Capital Management Bond Index Fund, JNL/PIMCO Total Return Bond Fund, JNL/Salomon Brothers High Yield Bond Fund, JNL/Salomon Brothers Strategic Bond Fund, JNL/Salomon Brothers U.S. Government & Quality Bond Fund and JNL/Select Balanced Fund are: $22,962; $165,312; $475; $98,241; $81,628; and $12,398, respectively.

(d) Deferred interest security that receives no current coupon payments until a predetermined date at which time the stated coupon rate becomes effective.

(e) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund has deemed these securities to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2005, the market value, in thousands, of 144A or other restricted securities, in JNL/FMR Balanced Fund, JNL/JPMorgan International Equity Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Oppenheimer Global Growth Fund, JNL/PIMCO Total Return Bond Fund, JNL/Salomon Brothers High Yield Bond Fund, JNL/Salomon Brothers Strategic Bond Fund, JNL/Salomon Brothers U.S. Government & Quality Bond Fund, JNL/Select Balanced Fund, JNL/Select Money Market Fund and JNL/T.Rowe Price Value Fund are: $82; $711; $498; $151; $10,186; $30,573; $15,618; $5,639; $2,061; $1,300 and
     $6,089, respectively.

(f) All or a portion of the security pledged as collateral for an investment purchased on a when-issued basis.

(g)  Variable rate security.  Rate stated is in effect as of September 30, 2005.

(h) Coupon payment periodically increases over the life of the security. Rate is in effect as of September 30, 2005.

(i)  Security is in default.

(j)  Convertible security.

(k) Zero coupon security. Rate stated is the effective yield as of September 30, 2005.

(l)  All or portion of the security has been loaned.

(m) All or portion of the security pledged to cover margin requirements on open futures contracts.

(n) Investments in affiliates. See Note 3 in the Notes to the Financial Statements.

(o)  Sector weightings excluding securities lending collateral.

(p) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees.

Abbreviations:
ADR - American Depository Receipt          KRW - Korean Won
AUD - Australian Dollar                    MXN - Mexican Peso
BRL - Brazilian Real                       NOK - Norwegian Krone
BZD - Belize Dollar                        NYS - New York Shares
CAD - Canadian Dollar                      NZD - New Zealand Dollar
CHF - Swiss Franc                          PEN - New Sol
CLP - Chilean Peso                         RUB - Russian Ruble
DKK - Danish Krone                         SEK - Swedish Krona
EUR - European Currency Unit (Euro)        SGD - Singapore Dollar
GBP - British Pound                        SKK - Slovak Koruna
GDR - Global Depository Receipt            TWD - New Taiwan Dollar
HKD - Hong Kong Dollar                     USD - United States Dollar
INR - Indian Rupee                         ZAR - Rand
JPY - Japanese Yen

JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005


SCHEDULE OF OPTIONS WRITTEN:
----------------------------------------------------------------------------------------------------------------------------
                                                          EXPIRATION DATE      EXERCISE PRICE      CONTRACTS MARKET VALUE (000'S)
JNL/PIMCO Total Return Bond Fund
U.S. 5-Year Treasury Note Future Call Option                11/22/2005           $ 108.50              8          $ (1)
U.S. 5-Year Treasury Note Future Call Option                11/22/2005             109.00             69            (3)
U.S. 5-Year Treasury Note Future Put Option                 11/22/2005             107.00             33           (20)
U.S. 10-Year Treasury Note Future Call Option               11/22/2005             112.00             16            (2)
U.S. 10-Year Treasury Note Future Call Option               11/22/2005             114.00            134            (4)
U.S. 10-Year Treasury Note Future Put Option                11/22/2005             108.00             20            (4)
U.S. 10-Year Treasury Note Future Put Option                11/22/2005             109.00            147           (67)
Call Swaption, 6 month Yen versus 1.00% fixed               11/30/2005                n/a              5            (4)
Japanese 10-Year Government Bond Future Call Option         11/30/2005             140.00              1            (1)
U.S. 10-Year Treasury Note Future Call Option               12/22/2005             113.00             17            (3)
U.S. 10-Year Treasury Note Future Put Option                12/22/2005             107.00             17            (4)
Eurodollar Future Put Option                                12/18/2006              95.25             48           (34)
Put Swaption, 6 month LIBOR versus 4.50% fixed              12/20/2006                n/a            103           (52)
                                                                                                                ------------
                                                                                                                $ (199)
                                                                                                                ============


SUMMARY OF WRITTEN CALL OPTIONS (in thousands except contracts):
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF CONTRACTS                       PREMIUMS

JNL/PIMCO Total Return Bond Fund
Options outstanding at December 31, 2004                                       466                               $ 192
    Options written during the period                                        1,940                                 667
    Options closed during the period                                            (6)                                (13)
    Options exercised during the period                                        (27)                                 (7)
    Options expired during the period                                       (1,755)                               (657)
                                                                       ------------                       -------------
Options outstanding at September 30, 2005                                      618                               $ 182
                                                                       ============                       =============

JNL/Putnam Equity Fund
Options outstanding at December 31, 2004                                     2,273                                 $ 3
    Options written during the period                                       46,239                                  32
    Options closed during the period                                        (1,912)                                 (1)
    Options exercised during the period                                     (5,060)                                 (4)
    Options expired during the period                                      (41,540)                                (30)
                                                                       ------------                       -------------
Options outstanding at September 30, 2005                                        -                                 $ -
                                                                       ============                       =============

JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS (IN THOUSANDS)
SEPTEMBER 30, 2005

SUMMARY OF SWAP AGREEMENTS :
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                UNREALIZED
                                                                         NOTIONAL AMOUNT                 APPRECIATION/(DEPRECIATION)
JNL/PIMCO Total Return Bond Fund
Barclay's Capital
    Receive fixed rate equal to 5.00% and pay floating
      rate based on 6 month LIBOR, 06/15/07                         $       7,000       GBP              $               (3)
    Receive fixed rate equal to 2.10% and pay floating
      rate based on French CPI Exchange Tobacco, 10/15/10                   2,700       EUR                               4
    Receive fixed rate equal to 4.00% and pay floating
      rate based on 3 month LIBOR, 12/15/10                                11,000                                       (67)
    Receive fixed rate equal to 5.00% and pay floating
      rate based on 6 month LIBOR, 06/16/11                                 5,400       GBP                             158
Goldman Sachs Capital Markets, L.P.
    Receive fixed rate equal to 4.00% and pay floating
      rate based on 3 month LIBOR, 12/15/10                                   400                                         1
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 2.00%, 06/15/12                                        29,100       JPY                             (31)
    Receive fixed rate equal to 5.00% and pay floating
      rate based on 3 month LIBOR, 12/15/15                                   400                                         1
Lehman Brothers Special Financing, Inc.
    Receive fixed rate equal to 4.50% and pay floating rate
      based on 6 month EURIBOR, 09/20/09                                    3,800       GBP                              (4)
Morgan Stanley Capital Services Inc.
    Receive fixed rate equal to 4.00% and pay floating rate
      based on 3 month LIBOR, 12/15/10                                      2,100                                       (14)
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 2.00%, 06/15/12                                        30,000       JPY                             (42)
UBS Warburg AG
    Receive floating rate based on 6 month LIBOR and pay fixed
      rate equal to 2.00%, 06/15/12                                        80,000       JPY                            (147)
                                                                                                            -----------------
                                                                                                                     $ (144)
                                                                                                            =================

JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

SUMMARY OF INVESTMENTS BY COUNTRY:
------------------------------------------------------------------------------------------------------------------------------------
                                                          JNL/Mellon
                JNL/FMR        JNL/          JNL/          Capital        JNL/        JNL/Select  JNL/Select  JNL/T.Rowe  JNL/T.Rowe
                Capital      JPMorgan      JPMorgan       Management   Oppenheimer      Global     Large Cap    Price        Price
                 Growth   International  International  International Global Growth     Growth      Growth   Established     Value
                  Fund     Equity Fund    Value Fund      Index Fund      Fund            Fund       Fund    Growth Fund     Fund
------------------------------------------------------------------------------------------------------------------------------------

Australia            - %        1.3 %        1.6 %             5.3 %          0.6 %       - %        - %          0.9 %        - %
Austria              -            -            -               0.4              -         -          -              -          -
Belgium              -          2.0            -               1.3              -         -          -              -          -
Bermuda            0.6            -            -                 -              -         -          -            1.6        0.9
Brazil             1.5          1.9          3.0                 -            2.2       1.1        1.3              -          -
Canada             6.0            -            -                 -            2.1       5.6        5.8            1.4        1.2
China                -            -            -                 -              -       0.5          -              -          -
Denmark              -            -            -                0.8             -         -          -              -          -
Finland            1.8          1.4          1.1                1.4           0.5         -          -            0.7        1.2
France               -         11.5          9.9                9.1           6.8       3.6        1.4            1.5        2.0
Germany              -          5.9         10.5                6.6           3.4       5.9          -              -          -
Greece             0.8            -          2.0                0.6             -         -          -              -          -
Hong Kong          2.1          0.5          1.6                1.7           1.4       1.6          -              -          -
Hungary              -            -          1.0                  -             -         -          -              -          -
India                -            -            -                  -           2.9         -          -              -          -
Ireland              -          0.8            -                0.8           0.5       0.7          -            0.8          -
Israel               -            -            -                  -             -       1.0          -            0.2          -
Italy                -          5.2          4.9                3.7           0.5       0.9          -              -          -
Japan                -         21.8         22.3               22.9          10.0      11.9          -              -        0.8
Luxembourg           -            -          1.3                0.2             -       1.3          -              -          -
Mexico             0.1          0.8            -                  -           1.8       1.4        1.3            1.4          -
Netherlands          -          4.8          5.7                4.5           2.2         -          -            0.2        2.1
New Zealand          -            -            -                0.2             -         -          -              -          -
Norway               -            -            -                0.7           0.5         -          -              -        1.3
Philippines        1.0            -            -                  -             -         -          -              -          -
Portugal             -            -            -                0.3           0.3         -          -              -          -
Russia               -            -          1.3                  -             -         -          -              -          -
Singapore            -            -            -                0.8           0.4         -          -              -          -
South Africa         -            -            -                  -             -       1.1          -              -          -
South Korea          -          1.0          2.1                  -           2.6       1.1          -            0.6          -
Spain                -          2.3          2.5                3.8             -       1.0          -            0.4          -
Sweden               -          1.1          1.4                2.3           5.1       1.1          -              -          -
Switzerland          -         11.4          3.0                6.4           2.8       5.2          -            3.0          -
Taiwan               -            -            -                  -           0.6       1.8          -              -          -
United Kingdom     0.5         25.6         23.0               23.1          12.3      11.4        4.6            0.4        1.4
United States     85.6          0.7          1.8                3.1          40.0      41.8       85.6           86.9       89.1
               ---------------------------------------------------------------------------------------------------------------------

Total
Investments      100.0%       100.0%       100.0%             100.0%        100.0%    100.0%     100.0%         100.0%     100.0%
               =====================================================================================================================


JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS (IN THOUSANDS)
SEPTEMBER 30, 2005

SUMMARY OF OPEN CURRENCY CONTRACTS:
--------------------------------------------------------------------------------------------------------------------------

         CURRENCY                SETTLEMENT                NOTIONAL                 CURRENCY              UNREALIZED
      PURCHASED/SOLD                DATE                    AMOUNT                   VALUE                GAIN/(LOSS)

JNL/FMR Balanced Fund
          CAD/USD                10/3/2005                       11 CAD                 $ 10                    $ -
          EUR/USD                10/3/2005                        8 EUR                    9                      -
          USD/CAD                10/3/2005                      (2) CAD                   (1)                     -
          USD/CAD                10/4/2005                      (5) CAD                   (4)                     -
          USD/CAD                10/4/2005                      (1) CAD                    -
                                                                        ---------------------   --------------------
                                                                                        $ 14                    $ -
                                                                        =====================   ====================

JNL/FMR Capital Growth Fund
          HKD/USD                10/3/2005                       20 HKD                  $ 3                    $ -
          HKD/USD                10/4/2005                       33 HKD                    4                      -
                               -                                        ---------------------   --------------------
                                                                                         $ 7                    $ -
                                                                        =====================   ====================

JNL/JPMorgan International Value Fund
          AUD/GBP                11/21/2005                   1,033 AUD                $ 786                   $ 23
          AUD/JPY                11/21/2005                   1,337 AUD                1,017                      8
          AUD/SGD                11/21/2005                     621 AUD                  472                     (1)
          AUD/USD                11/21/2005                   8,574 AUD                6,522                     69
          CHF/USD                11/21/2005                   2,499 CHF                1,939                    (72)
          EUR/CHF                11/21/2005                  (2,680)EUR               (2,080)                    12
          EUR/GBP                11/21/2005                     820 EUR                  987                      1
          EUR/JPY                11/21/2005                   1,047 EUR                1,261                     22
          EUR/USD                11/21/2005                   4,184 EUR                5,041                    (85)
          GBP/AUD                11/21/2005                  (1,616)GBP               (1,229)                    (8)
          GBP/EUR                11/21/2005                  (1,475)GBP               (1,777)                     9
          GBP/USD                11/21/2005                   6,672 GBP               11,757                   (243)
          HKD/USD                10/4/2005                    3,919 HKD                  505                      -
          JPY/USD                11/21/2005                 563,891 JPY                4,995                   (146)
          NOK/USD                11/21/2005                   4,545 NOK                  696                    (17)
          SEK/EUR                11/21/2005                    (797)SEK                 (960)                     2
          SEK/GBP                11/21/2005                    (229)SEK                 (404)                     -
          SEK/USD                11/21/2005                  33,066 SEK                4,280                    (73)
          SGD/AUD                11/21/2005                    (686)SGD                 (522)                    (1)
          SGD/USD                11/21/2005                   5,066 SGD                3,000                    (61)
          USD/CHF                11/21/2005                  (2,221)CHF               (1,724)                    43
          USD/EUR                11/21/2005                 (19,542)EUR              (23,541)                   510
          USD/GBP                11/21/2005                  (1,057)GBP               (1,862)                    43
          USD/HKD                11/21/2005                  (3,919)HKD                 (505)                     -
          USD/JPY                11/21/2005                (934,060)JPY               (8,274)                   269
          USD/SGD                11/21/2005                  (2,403)SGD               (1,423)                     6
                                                                        ---------------------   --------------------
                                                                                    $ (1,043)                 $ 310
                                                                        =====================   ====================

JNL/Mellon Capital Management International Index Fund
          EUR/USD                12/15/2005                   4,015 EUR              $ 4,843                 $ (151)
          EUR/USD                12/15/2005                     272 EUR                  328                      -
          GBP/USD                12/15/2005                   2,723 GBP                4,797                   (167)
          JPY/USD                12/15/2005                 327,133 JPY                2,906                    (87)
          USD/EUR                12/15/2005                  (2,714)EUR              (3,273)                    107
          USD/GBP                12/15/2005                  (1,557)GBP              (2,743)                    104
          USD/JPY                12/15/2005                (204,600)JPY              (1,818)                     49
                                                                        ---------------------   --------------------
                                                                                     $ 5,040                 $ (145)
                                                                        =====================   ====================





          CURRENCY                   SETTLEMENT                 NOTIONAL                 CURRENCY                UNREALIZED
       PURCHASED/SOLD                   DATE                     AMOUNT                    VALUE                 GAIN/(LOSS)

JNL/Oppenheimer Global Growth Fund
           JPY/USD                   10/3/2005                  105,634 JPY                 $ 931                     $ (6)
           USD/CAD                   10/3/2005                       (6)CAD                    (6)                       -
                                                                            ----------------------   ----------------------
                                                                                              925                       (6)
                                                                            ======================   ======================

JNL/PIMCO Total Return Bond Fund
           CPL/USD                    2/2/2006                   11,392 CLP                  $ 21                      $ 1
           CLP/USD                   2/16/2006                  110,252 CLP                   208                        4
           INR/USD                   3/20/2006                    6,446 INR                   146                        -
           JPY/USD                   10/18/2005                 763,621 JPY                 6,738                     (208)
           KRW/USD                   1/26/2006                  160,800 KRW                   154                       (3)
           KRW/USD                   2/24/2006                   88,000 KRW                    84                       (2)
           KRW/USD                   3/21/2006                  118,000 KRW                   113                       (2)
           MXN/USD                   2/28/2006                      406 MXN                    37                        1
           MXN/USD                   3/23/2006                    1,123 MXN                   102                        1
           PEN/USD                   2/22/2006                      260 PEN                    78                       (2)
           PEN/USD                   3/13/2006                      350 PEN                   105                       (1)
           RUB/USD                   1/31/2006                    2,119 RUB                    75                        1
           RUB/USD                   2/13/2006                    2,153 RUB                    76                        -
           RUB/USD                   3/22/2006                    3,058 RUB                   108                        -
           SGD/USD                   1/26/2006                      126 SGD                    75                       (2)
           SGD/USD                   2/24/2006                      129 SGD                    77                       (1)
           SGD/USD                   3/20/2006                      171 SGD                   102                       (1)
           SKK/USD                    3/2/2006                    2,466 SKK                    77                       (1)
           SKK/USD                   3/27/2006                    3,350 SKK                   104                       (2)
           TWD/USD                   2/24/2006                    2,510 TWD                    76                       (2)
           TWD/USD                   3/21/2006                    3,331 TWD                   102                        -
           USD/CAD                   10/13/2005                    (709)CAD                  (610)                     (13)
           USD/EUR                   11/8/2005                   (9,726)EUR               (11,708)                       5
                                                                            ----------------------   ----------------------
                                                                                         $ (3,660)                  $ (227)
                                                                            ======================   ======================

JNL/Select Global Growth Fund
           GBP/USD                   10/3/2005                      110 GBP                 $ 194                      $ -
           HKD/USD                   10/3/2005                    3,020 HKD                   389                        -
           HKD/USD                   10/4/2005                    1,460 HKD                   188                        -
           JPY/USD                   10/3/2005                   59,094 JPY                   521                       (1)
           JPY/USD                   10/4/2005                   87,109 JPY                   767                       (3)
           JPY/USD                   10/5/2005                   10,510 JPY                    93                        -
           USD/CHF                   10/3/2005                   (1,615)CHF                (1,247)                       1
           ZAR/USD                   10/3/2005                      867 ZAR                   136                        -
           ZAR/USD                   10/4/2005                    1,501 ZAR                   236                        3
                                                                            ----------------------   ----------------------
                                                                                          $ 1,277                      $ -
                                                                            ======================   ======================


JNL SERIES TRUST (UNAUDITED)
NOTES TO THE SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

SCHEDULE OF FUTURES CONTRACTS (IN THOUSANDS EXCEPT CONTRACTS):
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                                                      CONTRACTS        UNREALIZED
                                                       LONG/         APPRECIATION/
                                                      (SHORT)        (DEPRECIATION)

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
S&P 500 Index Future
   Expiration December 2005                                  5                    $ 3
                                                                   ===================
                                                                   ===================

JNL/Mellon Capital Management International Index Fund
Dow Jones Euro Stoxx 50 Future
   Expiration December 2005                                 77                   $ 66
FTSE 100 Index Future
   Expiration December 2005                                 29                     37
Tokyo Price Index Future
   Expiration December 2005                                 17                    136
                                                                   -------------------
                                                                   -------------------
                                                                                $ 239
                                                                   ===================
                                                                   ===================

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
S&P MidCap 400 E-Mini Future
   Expiration December 2005                                106                   $ 24
                                                                   ===================
                                                                   ===================

JNL/Mellon Capital Management S&P 500 Index Fund
S&P 500 E-Mini Future
   Expiration December 2005                                163                  $ (15)
                                                                   ===================
                                                                   ===================

JNL/Mellon Capital Management Small Cap Index Fund
Russell 2000 Mini Index Future
   Expiration December 2005                                131                  $ (39)
                                                                   ===================
                                                                   ===================


------------------------------------------------------------------------------------------------------
                                                                                      UNREALIZED
                                                       NOTIONAL                     APPRECIATION/
                                                        AMOUNT                      (DEPRECIATION)

JNL/PIMCO Total Return Bond Fund
Eurodollar Future
   Expiration March 2006                                     288,000 USD                       $ (369)
Eurodollar Future
   Expiration June 2006                                      548,000 USD                         (382)
Eurodollar Future
   Expiration September 2006                                  42,000 USD                          (31)
Sterling Interest Rate Future
   Expiration December 2006                                   (9,000)GBP                           (2)
U.S. Treasury Note Future, 5-Year, 6.00%,
   Expiration December 2005                                   36,100 USD                         (215)
                                                                                 ---------------------
                                                                                 ---------------------
                                                                                               $ (999)
                                                                                 =====================
                                                                                 =====================

JNL/Salomon Brothers Strategic Bond Fund
U.S. Treasury Note Future, 2-Year, 6.00%,
   Expiration December 2005                                  $ 8,200                             $ (6)
U.S. Treasury Note Future, 5-Year, 6.00%,
   Expiration December 2005                                   (9,600)                             123
U.S. Treasury Note Future, 10-Year, 6.00%,
   Expiration December 2005                                  (12,600)                              84
                                                                                 ---------------------
                                                                                 ---------------------
                                                                                                $ 201
                                                                                 =====================
                                                                                 =====================

JNL/Salomon Brothers U.S. Government & Quality Bond Fund
U.S. Treasury Note Future, 5-Year, 6.00%,
   Expiration December 2005                                 $ 12,100                           $ (156)
U.S. Treasury Note Future, 10-Year, 6.00%,
   Expiration December 2005                                    1,300                              (12)
                                                                                 ---------------------
                                                                                 ---------------------
                                                                                               $ (168)
                                                                                 =====================
                                                                                 =====================



FEDERAL INCOME TAX MATTERS - As of September 30, 2005, the components of distributable earnings on a tax-basis and the federal tax cost of investments are listed in the following table (in thousands). Net investment income, net realized gains, and unrealized appreciation may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains as ordinary income for tax purposes; the realization for tax purposes of unrealized gains on certain forward foreign currency or futures contracts and unrealized gains or losses on investments in passive foreign investment companies; the difference in accounting for investments in Real
Estate Investment Trusts; and the tax deferral of losses on wash sale transactions.


                                                                                        GROSS            GROSS       NET UNREALIZED
                                                                    COST OF          UNREALIZED        UNREALIZED    APPRECIATION/
                                                                  INVESTMENTS        APPRECIATION     DEPRECIATION    (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
JNL/AIM Large Cap Growth Fund                                     $   301,295   $      43,796       $   (4,375)      $   39,421
JNL/AIM Real Estate Fund                                               64,707           4,440             (452)           3,988
JNL/AIM Small Cap Growth Fund                                          42,509           8,724           (1,832)           6,892
JNL/Alger Growth Fund                                                 222,395          25,490           (5,049)          20,441
JNL/Eagle Core Equity Fund                                            228,730          18,136           (7,626)          10,510
JNL/Eagle SmallCap Equity Fund                                        127,129          39,184           (6,004)          33,180
JNL/FMR Balanced Fund                                                 111,027          15,918           (4,059)          11,859
JNL/FMR Capital Growth Fund                                           198,830          28,982           (8,590)          20,392
JNL/Franklin Templeton Small Cap Value Fund                            62,922           5,596           (1,661)           3,935
JNL/Goldman Sachs Mid Cap Value Fund                                   72,511           6,782           (1,167)           5,615
JNL/JPMorgan International Equity Fund                                173,213          22,240           (6,473)          15,767
JNL/JPMorgan International Value Fund                                 176,531          27,870           (2,251)          25,619
JNL/Lazard Mid Cap Value Fund                                         209,131          20,616           (8,473)          12,143
JNL/Lazard Small Cap Value Fund                                       181,062          24,110           (7,702)          16,408
JNL/Mellon Capital Management Bond Index Fund                         209,983           1,183           (2,256)          (1,073)
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund        57,616           5,750           (2,814)           2,936
JNL/Mellon Capital Management International Index Fund                225,669          37,131           (4,683)          32,448
JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund              228,970          49,307          (11,935)          37,372
JNL/Mellon Capital Management S&P 500 Index Fund                      364,131          56,240          (19,557)          36,683
JNL/Mellon Capital Management Small Cap Index Fund                    198,698          41,891          (15,540)          26,351
JNL/Oppenheimer Global Growth Fund                                    217,156          57,572           (5,062)          52,510
JNL/Oppenheimer Growth Fund                                            23,163           3,270             (657)           2,614
JNL/PIMCO Total Return Bond Fund                                      700,483           5,669           (5,258)             411
JNL/Putnam Equity Fund                                                150,494          15,594           (7,390)           8,204
JNL/Putnam Midcap Growth Fund                                          29,613           5,365             (688)           4,677
JNL/Putnam Value Equity Fund                                          173,004          26,022          (10,292)          15,730
JNL/S&P Managed Aggressive Growth Fund                                646,849          89,804          (83,332)           6,472
JNL/S&P Managed Conservative Fund                                      69,641           1,318             (121)           1,197
JNL/S&P Managed Growth Fund                                           962,949         120,735          (45,487)          75,248
JNL/S&P Managed Moderate Fund                                         121,823           3,541             (183)           3,358
JNL/S&P Managed Moderate Growth Fund                                  744,826          72,889          (14,448)          58,441
JNL/Salomon Brothers High Yield Bond Fund                             264,992           8,267           (8,837)            (570)
JNL/Salomon Brothers Strategic Bond Fund                              407,959           6,716           (6,140)             576
JNL/Salomon Brothers U.S. Government & Quality Bond Fund              292,410           3,497           (2,420)           1,077
JNL/Select Balanced Fund                                              380,175          36,567          (10,832)          25,735
JNL/Select Global Growth Fund                                         170,042          19,621           (2,567)          17,054
JNL/Select Large Cap Growth Fund                                      195,178          24,028           (4,368)          19,660
JNL/Select Money Market Fund                                          242,844               -                -                -
JNL/Select Value Fund                                                 246,324          26,950           (7,028)          19,922
JNL/T. Rowe Price Established Growth Fund                             634,447         104,722          (26,051)          78,671
JNL/T. Rowe Price Mid-Cap Growth Fund                                 448,470         166,944          (22,718)         144,226
JNL/T. Rowe Price Value Fund                                          468,011          80,071          (25,691)          54,380



ITEM 2.  CONTROLS AND PROCEDURES

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3.  EXHIBITS

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust


By:      /s/ Robert A. Fritts
         --------------------------
         Robert A. Fritts
         President and Chief Executive Officer

Date:    November 18, 2005

By:      /s/ Mark D. Nerud
         --------------------------
         Mark D. Nerud
         Vice President, Treasurer and Chief Financial Officer

Date:    November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Robert A. Fritts
         --------------------------
         Robert A. Fritts
         President and Chief Executive Officer

Date:    November 18, 2005

By:      /s/ Mark D. Nerud
         --------------------------
         Mark D. Nerud
         Vice President, Treasurer and Chief Financial Officer

Date:    November 18, 2005